      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2017.

                                                            FILE NOS. 333-201800
                                                                       811-03240
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 9                [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 236                         [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

         THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (Name of Depositor)


                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (713) 831-3150


                               MARK MATTHES, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on (date) pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485


[X]  on May 1, 2017 pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life
Insurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                     CAPTION
---------------------------------------------------------------------------------- ---------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Table; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Platinum Elite Variable Annuity;
                                                                                    Purchasing a Polaris Platinum Elite
                                                                                    Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Platinum Elite Variable
                                                                                    Annuity; Purchasing a Polaris Platinum
                                                                                    Elite Variable Annuity; Investment
                                                                                    Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Platinum Elite
                                                                                    Variable Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                    CAPTION
--------------------------------------------------- -------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Platinum Elite Variable
                                                     Annuity (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P); Financial
                                                     Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Platinum Elite
                                                     Variable Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information (P)
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P); Annuity
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                             POLARIS Platinum Elite

                                   PROSPECTUS
                                  MAY 1, 2017
              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               in connection with

                            VALIC SEPARATE ACCOUNT A

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2017. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


UNDERLYING FUNDS:                                          MANAGED BY:
  Aggressive Growth                                        Wells Capital Management Incorporated
  American Funds Asset Allocation SAST                     Capital Research and Management Company(1)
  American Funds Global Growth SAST                        Capital Research and Management Company(1)
  American Funds Growth SAST                               Capital Research and Management Company(1)
  American Funds Growth-Income SAST                        Capital Research and Management Company(1)
  Asset Allocation                                         Edge Asset Management, Inc.
  Asset Allocation: Diversified Growth                     Putnam Investment Management, LLC
  Balanced                                                 J.P. Morgan Investment Management Inc.
  Blue Chip Growth                                         Massachusetts Financial Services Company
  Capital Appreciation                                     Wellington Management Company LLP
  Capital Growth                                           The Boston Company Asset Management, LLC
  Corporate Bond                                           Federated Investment Management Company
  "Dogs" of Wall Street                                    SunAmerica Asset Management, LLC
  Emerging Markets                                         J.P. Morgan Investment Management Inc.
  Equity Opportunities                                     OppenheimerFunds, Inc.
  Foreign Value                                            Templeton Investment Counsel, LLC
  Franklin Founding Funds Allocation VIP Fund              Franklin Templeton Services, LLC
  Franklin Income VIP Fund                                 Franklin Advisers, Inc.
  Fundamental Growth                                       Wells Capital Management Incorporated
  Global Bond                                              Goldman Sachs Asset Management International
  Global Equities                                          J.P. Morgan Investment Management Inc.
  Goldman Sachs VIT Government Money Market Fund           Goldman Sachs Asset Management, L.P.
  Government and Quality Bond                              Wellington Management Company LLP
  Growth                                                   Wellington Management Company LLP
  Growth-Income                                            J.P. Morgan Investment Management Inc.
  Growth Opportunities                                     Invesco Advisers, Inc.
  High-Yield Bond                                          PineBridge Investments LLC
  International Diversified Equities                       Morgan Stanley Investment Management Inc.
  International Growth and Income                          Putnam Investment Management, LLC
  Invesco V.I. American Franchise Fund, Series II Shares   Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund, Series II Shares             Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund, Series II Shares    Invesco Advisers, Inc.

(Underlying Funds continued on next page)


UNDERLYING FUNDS:                                 MANAGED BY:
  Lord Abbett Growth and Income                   Lord, Abbett & Co. LLC
  Managed Allocation Balanced                     SunAmerica Asset Management, LLC
  Managed Allocation Growth                       SunAmerica Asset Management, LLC
  Managed Allocation Moderate                     SunAmerica Asset Management, LLC
  Managed Allocation Moderate Growth              SunAmerica Asset Management, LLC
  Mid-Cap Growth                                  J.P. Morgan Investment Management Inc.
  Natural Resources                               Wellington Management Company LLP
  Real Estate                                     FIAM LLC
  Real Return                                     Wellington Management Company LLP
  SA AB Growth                                    AllianceBernstein L.P.
  SA BlackRock Multi-Asset Income                 BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio   BlackRock Investment Management, LLC
  SA Index Allocation 90/10 Portfolio             SunAmerica Asset Management, LLC
  SA Index Allocation 80/20 Portfolio             SunAmerica Asset Management, LLC
  SA Index Allocation 60/40 Portfolio             SunAmerica Asset Management, LLC
  SA Janus Focused Growth(2)                      Janus Capital Management, LLC(2)
  SA JPMorgan MFS Core Bond                       J.P. Morgan Investment Management Inc. and Massachusetts
                                                  Financial Services Company
  SA Legg Mason BW Large Cap Value                Brandywine Global Investment Management, LLC
  SA MFS Massachusetts Investors Trust            Massachusetts Financial Services Company
  SA MFS Total Return                             Massachusetts Financial Services Company
  SA Schroders VCP Global Allocation Portfolio    Schroder Investment Management North America Inc.
  SA T. Rowe Price VCP Balanced Portfolio         T. Rowe Price Associates, Inc.
  Small & Mid Cap Value                           AllianceBernstein L.P.
  Small Company Value                             Franklin Advisory Services, LLC
  Strategic Multi-Asset                           Wellington Management Company LLP
  SunAmerica Dynamic Allocation Portfolio         SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SunAmerica Dynamic Strategy Portfolio           SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  Technology                                      Columbia Management Investment Advisers, LLC
  Telecom Utility                                 Massachusetts Financial Services Company
  Ultra Short Bond Portfolio                      Dimensional Fund Advisors LP
  VCP Managed Asset Allocation SAST Portfolio     Capital Research and Management Company(1)
  VCP Total Return Balanced Portfolio             Pacific Investment Management Company LLC
  VCP Value Portfolio                             Invesco Advisers, Inc.

1 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.

2 On June 30, 2016, SA Marsico Focused Growth Portfolio changed its name to SA
  Janus Focused Growth Portfolio, and its investment manager changed from Marsico Capital Management, LLC to Janus Capital Management, LLC.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------






GLOSSARY....................................................   3
HIGHLIGHTS..................................................   4
FEE TABLE...................................................   6
      Maximum Owner Transaction Expenses....................   6
      Contract Maintenance Fee..............................   6
      Separate Account Charges..............................   6
      Additional Optional Feature Fees......................   6
        Optional Polaris Income Plus and Polaris Income
           Builder Fee......................................   6
        Optional Polaris Income Plus Daily Fee..............   6
      Total Annual Portfolio Operating Expenses.............   6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................   8
THE POLARIS PLATINUM ELITE
  VARIABLE ANNUITY..........................................   9
PURCHASING A POLARIS PLATINUM ELITE
  VARIABLE ANNUITY..........................................   9
      Allocation of Purchase Payments.......................  10
      Accumulation Units....................................  11
      Free Look.............................................  11
      Exchange Offers.......................................  12
      Important Information for Military Servicemembers.....  12
INVESTMENT OPTIONS..........................................  12
      Variable Portfolios...................................  12
        AIM Variable Insurance Funds (Invesco Variable
           Insurance Funds).................................  13
        Franklin Templeton Variable Insurance Products
           Trust............................................  13
        Goldman Sachs Variable Insurance Trust..............  13
        Lord Abbett Series Fund, Inc........................  13
        Anchor Series Trust.................................  13
        Seasons Series Trust................................  13
        SunAmerica Series Trust.............................  13
      Substitution, Addition or Deletion of Variable
        Portfolios..........................................  17
      Fixed Accounts........................................  17
      Dollar Cost Averaging Fixed Accounts..................  17
      Dollar Cost Averaging Program.........................  18
      Transfers During the Accumulation Phase...............  18
      Automatic Asset Rebalancing Program...................  21
      Voting Rights.........................................  21
ACCESS TO YOUR MONEY........................................  21
      Free Withdrawal Amount................................  22
      Systematic Withdrawal Program.........................  23
      Nursing Home Waiver...................................  23
      Minimum Contract Value................................  23
      Qualified Contract Owners.............................  23
OPTIONAL LIVING BENEFITS....................................  23
      Polaris Income Plus, Polaris Income Builder and
        Polaris Income Plus Daily...........................  26
ADDITIONAL IMPORTANT INFORMATION
  APPLICABLE TO ALL OPTIONAL LIVING BENEFITS................  35
DEATH BENEFITS..............................................  39
      Beneficiary Continuation Programs.....................  39
      Death Benefit Defined Terms...........................  40
      Death Benefit Options.................................  41
      Contract Value Death Benefit..........................  41
      Return of Purchase Payment Death Benefit..............  41
      Maximum Anniversary Value Death Benefit...............  41
      Spousal Continuation..................................  42
EXPENSES....................................................  42
      Separate Account Charges..............................  42
      Withdrawal Charges....................................  43
      Underlying Fund Expenses..............................  43
      Contract Maintenance Fee..............................  43
      Transfer Fee..........................................  44
      Optional Living Benefit Fees..........................  44
      Optional Polaris Income Plus, Polaris Income Builder
        and Polaris Income Plus Daily Living Benefit Fee....  44
      Return of Purchase Payment Death Benefit Fee..........  44
      Maximum Anniversary Value Death Benefit Fee...........  44


      Premium Tax...........................................  45
      Income Taxes..........................................  45
      Reduction or Elimination of Fees, Expenses and
        Additional Amounts Credited.........................  45
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT..............................................  45
ANNUITY INCOME OPTIONS......................................  46
      The Income Phase......................................  46
      Annuity Income Options................................  47
      Fixed or Variable Annuity Income Payments.............  48
      Annuity Income Payments...............................  48
      Transfers During the Income Phase.....................  48
      Deferment of Payments.................................  48
TAXES.......................................................  48
      Annuity Contracts in General..........................  48
      Tax Treatment of Distributions - Non-Qualified
        Contracts...........................................  49
      Tax Treatment of Distributions - Qualified Contracts..  49
      Required Minimum Distributions........................  50
      Tax Treatment of Death Benefits.......................  51
      Tax Treatment of Optional Living Benefits.............  51
      Contracts Owned by a Trust or Corporation.............  51
      Foreign Account Tax Compliance ("FATCA")..............  52
      Other Withholding Tax.................................  52
      Gifts, Pledges and/or Assignments of a Contract.......  52
      Diversification and Investor Control..................  52
OTHER INFORMATION...........................................  52
      The Distributor.......................................  52
      The Company...........................................  53
      The Separate Account..................................  53
      The General Account...................................  54
      Financial Statements..................................  54
      Administration........................................  54
      Legal Proceedings.....................................  55
      Registration Statements...............................  55
CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION...............................................  55
APPENDIX A - CONDENSED FINANCIAL INFORMATION................ A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY............................................... B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME PLUS,
  AND POLARIS INCOME BUILDER AND POLARIS
  INCOME PLUS DAILY FEE..................................... C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.............. D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.............................................. E-1
APPENDIX F - DEATH BENEFITS AND SPOUSAL
  CONTINUATION DEATH BENEFITS FOR CONTRACTS
  ISSUED PRIOR TO MAY 1, 2017............................... F-1
APPENDIX G - LIVING BENEFITS FOR CONTRACTS
  ISSUED PRIOR TO MAY 1, 2017............................... G-1
APPENDIX H - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM AND 50%-50% COMBINATION MODEL
  PROGRAM FOR CONTRACTS ISSUED PRIOR TO
  FEBRUARY 6, 2017.......................................... H-1


                                       2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to The Variable Annuity Life Insurance Company "VALIC". The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.

FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, American Funds Asset Allocation SAST, and VCP Managed Asset Allocation SAST Variable Portfolios.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


PURCHASE PAYMENTS LIMIT - $1,000,000.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust, and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris Platinum Elite Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges, if no optional death benefits for additional fees are elected, which equal 1.15% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PLATINUM ELITE VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE
ACCESS TO YOUR MONEY AND TAXES IN THE
PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


DEATH BENEFIT: A Contract Value death benefit is included for no additional fee and in addition, an election of either a Return of Purchase Payment or Maximum Anniversary Value death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.


ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       4


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)..... 8%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)..... 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)..... $50

SEPARATE ACCOUNT CHARGES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Charge(4)...................... 1.15%
  Return of Purchase Payment Death Benefit Fee
     if elected................................... 0.15%
  Maximum Anniversary Value Death Benefit Fee
     if elected................................... 0.40%
                                                   ----
     Maximum Separate Account Annual Expenses..... 1.55%
                                                   ====


ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits, Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily below, each of which are guaranteed minimum withdrawal benefits:


OPTIONAL POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE
(calculated as a percentage of the Income Base)(5)


                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(6)    FEE RATE(6)
------------------------------ ---------------- ------------
  For One Covered Person......      1.10%          2.20%
  For Two Covered Persons.....      1.35%          2.70%

OPTIONAL POLARIS INCOME PLUS DAILY FEE
(calculated as a percentage of the Income Base)(5)


                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(6)    FEE RATE(6)
------------------------------ ---------------- ------------
  For One Covered Person......      1.25%          2.20%
  For Two Covered Persons.....      1.45%          2.70%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(AS OF DECEMBER 31, 2016)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(7)   MAXIMUM(7)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.55%        2.33%


FOOTNOTES TO THE FEE TABLE:

 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:


YEARS SINCE RECEIPT:.....   1    2    3    4    5    6    7   8+
                          8%   7%   6%   5%   4%   3%   2%   0%

     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.

 4 If you do not elect the Return of Purchase Payment or Maximum Anniversary
   Value death benefits, your total separate account annual expenses would be 1.15%. If you purchased your contract prior to May 1, 2017 and you did not elect the available Maximum Anniversary Value death benefit, your total separate account expense is 1.30% and includes the return of Purchase Payment Death Benefit as follows:

     SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 (deducted from the average daily ending net asset value allocated to the
 Variable Portfolios)



Separate Account Charge.....................................  1.30%
  Maximum Anniversary Value Death Benefit Fee, if elected... 0.25%
                                                             ----
    .
  MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES.................. 1.55%
                                                             ====


                                       6

 PLEASE SEE APPENDIX F -- DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 FOR DETAILS REGARDING THOSE DEATH BENEFITS.

 5 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2017, please see APPENDIX G for a description of the living benefit you may have elected.


 6 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.


 Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SA BlackRock VCP Global Multi Asset Portfolio, SA Schroders VCP Global Allocation Portfolio, SA
 T. Rowe Price VCP Balanced Portfolio, SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, VCP Managed Asset Allocation SAST Portfolio, VCP Total Return Balanced Portfolio or VCP Value Portfolio. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.


                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%

   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).


 7 The maximum expense is for an Underlying Fund of Anchor Series Trust, as of its fiscal year ended December 31, 2016. There is a contractual agreement with Anchor Series Trust under which it will waive 1.22% of its fee and the fee is 1.11% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.11%. The contractual agreement with Anchor Series Trust will continue until at least April 30, 2018 and may not be terminated prior to that date without the approval of the Anchor Series Trust Board of Trustees. The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2016. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.12% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2018 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



                                       7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.




MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 1.55% (including the Maximum Anniversary Value death benefit), the optional Polaris Income Plus Daily feature (for the first year calculated at the initial annual fee rate of 1.45% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 2.33%*)

(1)   If you surrender your contract at the end of the applicable time period:


   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,218      $2,333      $3,406      $6,011

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $418     $1,733      $3,006      $6,011


MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.55%**)






(1)   If you surrender your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $966     $1,139      $1,338      $2,053

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $166     $539        $938        $2,053


EXPLANATION OF EXPENSE EXAMPLES



1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the Polaris Income Plus Daily fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

* The 1 year Maximum Expense Example reflect the Anchor Series Trust 1.22% fee waiver.


** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.12% fee waiver.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       8

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          THE POLARIS PLATINUM ELITE

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      PURCHASING A POLARIS PLATINUM ELITE

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                               MINIMUM
                                                 MINIMUM      AUTOMATIC
                           MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                               PURCHASE         PURCHASE       PURCHASE
                               PAYMENT           PAYMENT       PAYMENT
        Qualified         $ 4,000             $500           $100
      Non-Qualified       $10,000             $500           $100

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100 if you have not elected a Living Benefit feature. We will not accept subsequent Purchase Payments from contract Owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by VALIC, American General Life Insurance Company ("AGL") and/or The United States Life Insurance Company in the City of New York ("US Life") to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval. The terms creating any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


                                       9



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract Owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


                                       10



An initial Purchase Payment will be priced within two NYSE business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

The Variable Annuity Life Insurance Company
Annuity Service Center
P.O. Box 101641
Pasadena, CA 91189-1641

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

The Variable Annuity Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next NYSE business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every NYSE business day, by multiplying the Accumulation Unit value for the immediately preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.


                                       11



If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in a money market or similar portfolio during the free look period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as defined below. Fund-of-Funds and Master-Feeder Funds require you to pay fees and expenses at both fund levels. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds held in the Fund-of-Funds structure. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. These risk management techniques help us to manage our financial exposure in connection with certain guaranteed benefits and could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide


                                       12



you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports. Please consult your independent financial representative regarding which of these Variable Portfolios are appropriate for your risk structure.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisors are listed below.


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment advisor.


     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").

     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").


            MASTER-FEEDER FUNDS

            SAST also offers Master-Feeder Funds. Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.

            Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that


                                       13



            invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

            Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


            SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO AND SUNAMERICA DYNAMIC STRATEGY PORTFOLIO

            SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment advisor of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadvisor. This managed volatility strategy may reduce the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. The formula used by the Subadvisor may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment advisor and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


            SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO
            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO
            VCP TOTAL RETURN BALANCED PORTFOLIO
            VCP VALUE PORTFOLIO

            The Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. In addition, these Variable Portfolios may enable the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/GETPROSPECTUS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       14



UNDERLYING FUNDS                                 MANAGED BY:                                        TRUST    ASSET CLASS
----------------------------------------------   ----------------------------------------------   --------   ------------------
Aggressive Growth                                Wells Capital Management Incorporated            SAST       STOCK
American Funds Asset Allocation SAST             Capital Research and Management Company          SAST       ASSET ALLOCATION
American Funds Global Growth SAST                Capital Research and Management Company          SAST       STOCK
American Funds Growth SAST                       Capital Research and Management Company          SAST       STOCK
American Funds Growth-Income SAST                Capital Research and Management Company          SAST       STOCK
Asset Allocation                                 Edge Asset Management, Inc.                      AST        ASSET ALLOCATION
Asset Allocation: Diversified Growth             Putnam Investment Management, LLC                SST        ASSET ALLOCATION
Balanced                                         J.P. Morgan Investment Management Inc.           SAST       ASSET ALLOCATION
Blue Chip Growth                                 Massachusetts Financial Services Company         SAST       STOCK
Capital Appreciation                             Wellington Management Company LLP                AST        STOCK
Capital Growth                                   The Boston Company Asset Management, LLC         SAST       STOCK
Corporate Bond                                   Federated Investment Management Company          SAST       BOND
"Dogs" of Wall Street*                           SunAmerica Asset Management, LLC                 SAST       STOCK
Emerging Markets                                 J.P. Morgan Investment Management Inc.           SAST       STOCK
Equity Opportunities                             OppenheimerFunds, Inc.                           SAST       STOCK
Foreign Value                                    Templeton Investment Counsel, LLC                SAST       STOCK
Franklin Founding Funds Allocation VIP Fund      Franklin Templeton Services, LLC                 FTVIPT     ASSET ALLOCATION
Franklin Income VIP Fund                         Franklin Advisers, Inc.                          FTVIPT     ASSET ALLOCATION
Fundamental Growth                               Wells Capital Management Incorporated            SAST       STOCK
Global Bond                                      Goldman Sachs Asset Management International     SAST       BOND
Global Equities                                  J.P. Morgan Investment Management Inc.           SAST       STOCK
Goldman Sachs VIT Government Money               Goldman Sachs Asset Management, L.P.             GST        CASH
 Market Fund
Government and Quality Bond                      Wellington Management Company LLP                AST        BOND
Growth                                           Wellington Management Company LLP                AST        STOCK
Growth-Income                                    J.P. Morgan Investment Management Inc.           SAST       STOCK
Growth Opportunities                             Invesco Advisers, Inc.                           SAST       STOCK
High-Yield Bond                                  PineBridge Investments LLC                       SAST       BOND
International Diversified Equities               Morgan Stanley Investment Management Inc.        SAST       STOCK
International Growth and Income                  Putnam Investment Management, LLC                SAST       STOCK
Invesco V.I. American Franchise Fund,            Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares*
Invesco V.I. Comstock Fund, Series II            Invesco Advisers, Inc.                           AVIF       STOCK
 Shares*
Invesco V.I. Growth and Income Fund,             Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares
Lord Abbett Growth and Income                    Lord, Abbett & Co. LLC                           LASF       STOCK
Managed Allocation Balanced                      SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Managed Allocation Growth                        SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Managed Allocation Moderate                      SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Managed Allocation Moderate Growth               SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Mid-Cap Growth                                   J.P. Morgan Investment Management Inc.           SAST       STOCK
Natural Resources                                Wellington Management Company LLP                AST        STOCK
Real Estate                                      FIAM LLC                                         SAST       STOCK
Real Return                                      Wellington Management Company LLP                SST        BOND
SA AB Growth                                     AllianceBernstein L.P.                           SAST       STOCK
SA BlackRock Multi-Asset Income                  BlackRock Investment Management, LLC             AST        ASSET ALLOCATION
SA BlackRock VCP Global Multi Asset              BlackRock Investment Management, LLC             SAST       ASSET ALLOCATION
 Portfolio
SA Index Allocation 90/10                        SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Index Allocation 80/20                        SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Index Allocation 60/40                        SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Janus Focused Growth                          Janus Capital Management, LLC                    SAST       STOCK
SA JPMorgan MFS Core Bond                        J.P. Morgan Investment Management Inc. and       SAST       BOND
                                                 Massachusetts Financial Services Company
SA Legg Mason BW Large Cap Value                 Brandywine Global Investment Management, LLC     SAST       STOCK
SA MFS Massachusetts Investors Trust*            Massachusetts Financial Services Company         SAST       STOCK
SA MFS Total Return*                             Massachusetts Financial Services Company         SAST       ASSET ALLOCATION
SA Schroders VCP Global Allocation Portfolio     Schroder Investment Management North America     SAST       ASSET ALLOCATION
                                                 Inc.
SA T. Rowe Price VCP Balanced Portfolio          T. Rowe Price Associates, Inc.                   SAST       ASSET ALLOCATION
Small & Mid Cap Value                            AllianceBernstein L.P.                           SAST       STOCK
Small Company Value                              Franklin Advisory Services, LLC                  SAST       STOCK
Strategic Multi-Asset                            Wellington Management Company LLP                AST        ASSET ALLOCATION


                                       15


UNDERLYING FUNDS                            MANAGED BY:                                       TRUST    ASSET CLASS
-----------------------------------------   ----------------------------------------------   -------   -----------------
SunAmerica Dynamic Allocation Portfolio     SunAmerica Asset Management, LLC and             SAST      ASSET ALLOCATION
                                            AllianceBernstein L.P.
SunAmerica Dynamic Strategy Portfolio       SunAmerica Asset Management, LLC and             SAST      ASSET ALLOCATION
                                            AllianceBernstein L.P.
Technology                                  Columbia Management Investment Advisers, LLC     SAST      STOCK
Telecom Utility                             Massachusetts Financial Services Company         SAST      STOCK
Ultra Short Bond Portfolio                  Dimensional Fund Advisors LP                     SAST      BOND
VCP Managed Asset Allocation SAST           Capital Research and Management Company          SAST      ASSET ALLOCATION
 Portfolio
VCP Total Return Balanced Portfolio         Pacific Investment Management Company LLC        SAST      ASSET ALLOCATION
VCP Value Portfolio                         Invesco Advisers, Inc.                           SAST      ASSET ALLOCATION

* "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


                                       16



EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM ARE NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model or 50%-50% Combination Model, please see the POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX for more information.


SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If you elect certain living benefits, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with election of these Living Benefits and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200.


                                       17



Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA Program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA Program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA Program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by United States Postal Service first-class mail ("U.S. Mail") addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We


                                       18



may accept transfers by telephone or the internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time and we will notify you prior to exercising the right of suspension. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract Owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract Owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by U.S. Mail for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 17, 2017 and within the previous twelve months (from August 18, 2016 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2017 must be submitted by U.S. Mail (from August 18, 2017 through August 17, 2018).

We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To


                                       19



the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods;
(3) reject any Purchase Payment or transfer request; (4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying


                                       20



Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise. However, automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.

If you have elected an optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, the additional amount of the Withdrawal that exceeds the Maximum Annual Withdrawal Amount that may be considered a Free Withdrawal will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base, if applicable, and future income


                                       21



payments. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" UNDER OPTIONAL LIVING BENEFITS BELOW.


FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. AS A RESULT, IF YOU FULLY SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUSLY WITHDRAWN FREE WITHDRAWALS OR ANY WITHDRAWALS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS UPON A FULL SURRENDER FOR THE PURPOSES OF CALCULATING THE WITHDRAWAL CHARGE.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.

Your annual free withdrawal amount is the greater of:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.

If you are taking required minimum distributions ("RMD") applicable to this contract only, current Company practice is to waive any withdrawal charges applicable to those withdrawals.

The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.

We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

     D=  Your full contract value ($84,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio


                                       22



and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional Living Benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OVERVIEW OF LIVING BENEFITS


The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on


                                       23



your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.

Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT A LIVING BENEFIT.

Below is a summary of the key features of the optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.


POLARIS INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit. If you elect Polaris Income Plus, you may choose from Income Options 1, 2 or 3.


The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.


POLARIS INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit.


The annual 5% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 5% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.


POLARIS INCOME PLUS DAILY(SM) offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Year Anniversaries, looking back at the prior Benefit Year's Step-up Values. In addition, if you do not take any withdrawals prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the first Benefit Year's Purchase Payments. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. The Minimum Income Base structure differs from that which is available on Polaris Income Plus and Polaris Income Builder. If you elect Polaris Income Plus Daily, you may choose from Income Options 1, 2, or 3.



GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.

These optional Living Benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily Living Benefits are designed to provide the contract owner(s) lifetime income with the flexibility to start income at any time. The guaranteed rising income component available on Polaris Income Plus offers an additional benefit to those starting income soon after the contract is issued. Unlike Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily do not offer guaranteed rising income. For those deferring income, Polaris Income Builder combines the power of slightly higher withdrawal rates than some Polaris Income Plus Income Options and the annual Income Credit to grow the Income Base for a later income start date. Polaris Income Plus Daily allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular


                                       24



circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Certain Living Benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2017, PLEASE SEE APPENDIX G FOR DETAILS REGARDING THOSE BENEFITS.


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.

HIGHEST ANNIVERSARY VALUE
For Polaris Income Plus and Polaris Income Builder only, the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Purchase Payments received prior to the first contract anniversary.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
For Polaris Income Plus and Polaris Income Builder only, an amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


                         INCOME CREDIT
    OPTIONAL        (AS A PERCENTAGE OF THE                INCOME
 LIVING BENEFIT       INCOME CREDIT BASE)            CREDIT AVAILABILITY
 Polaris                      6%               Available during the first 12
 Income Plus                                    Benefit Years -- the Income
                                                 Credit is REDUCED in years
                                                   withdrawals are taken
 Polaris                      5%               Available during the first 12
 Income                                         Benefit Years -- the Income
 Builder                                       Credit is ELIMINATED in years
                                                  any withdrawal is taken
 Polaris                Not available                  Not available
 Income Plus
 Daily

INCOME CREDIT BASE
For Polaris Income Plus and Polaris Income Builder only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
For Polaris Income Plus and Polaris Income Builder only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


                                       25



MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE
For Polaris Income Plus and Polaris Income Builder only, the guaranteed minimum amount equal to 200% of the first Benefit Year's Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.

For Polaris Income Plus Daily only, the guaranteed minimum amount is specified as a percentage of the first Benefit Year's Purchase Payments and is available during the Minimum Income Base period provided no withdrawals are taken prior to each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base structure differs from that which is currently available on the Polaris Income Plus and Polaris Income Builder living benefits as follows:


      MINIMUM INCOME BASE PERIOD            MINIMUM INCOME BASE PERCENTAGE
 (IF NO WITHDRAWALS ARE TAKEN PRIOR TO    (AS A PERCENTAGE OF THE 1ST BENEFIT
     THE BENEFIT YEAR ANNIVERSARY)             YEAR'S PURCHASE PAYMENT)
 1st Benefit Year Anniversary                                           105%
 2nd Benefit Year Anniversary                                           110%
 3rd Benefit Year Anniversary                                           115%
 4th Benefit Year Anniversary                                           120%
 5th Benefit Year Anniversary                                           125%
 6th Benefit Year Anniversary                                           130%
 7th Benefit Year Anniversary                                           135%
 8th Benefit Year Anniversary                                           140%
 9th Benefit Year Anniversary                                           145%
 10th Benefit Year Anniversary                                          150%
 11th Benefit Year Anniversary                                          155%
 12th Benefit Year Anniversary                                          160%
 13th Benefit Year Anniversary                                          165%
 14th Benefit Year Anniversary                                          170%
 15th Benefit Year Anniversary                                          175%


The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base Period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. Upon your first withdrawal during the Minimum Income Base period, you are no longer eligible for adjustments to your Income Base based on the above Minimum Income Base Table.



PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.

PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


STEP-UP VALUE
For Polaris Income Plus Daily only, a value used to determine the Income Base that is equal to the contract value on any day if it is greater than the Income Base on that day. This value is determined daily.


POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY

How do Polaris Income Plus and Polaris Income Builder work?

Both Polaris Income Plus and Polaris Income Builder lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


How does Polaris Income Plus Daily work?

Unlike Polaris Income Plus and Polaris Income Builder, Polaris Income Plus Daily does not offer Income Credits. Instead, Polaris Income Plus Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. In addition, if you do not take any withdrawals prior to a Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be eligible to increase to at least the Minimum Income Base according to the table shown above. The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base equals the Minimum Income


                                       26

Base percentage multiplied by the Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" BELOW.

What determines the amount I can receive each year?

The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

                                       27


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
  TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


POLARIS INCOME PLUS


                                                             POLARIS              POLARIS             POLARIS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON       INCOME PLUS          INCOME PLUS         INCOME PLUS
               AT FIRST WITHDRAWAL(1)                    INCOME OPTION 1      INCOME OPTION 2     INCOME OPTION 3
 One Covered Person (Age 45 - 59)                      4.0%  /  3.0%(2)     4.0%  /  3.0%(2)     3.25%  /  3.25%
 One Covered Person (Age 60 - 64)                      5.0%  /  3.0%(2)     5.0%  /  3.0%(2)     3.75%  /  3.75%
 One Covered Person (Age 65 - 71)                        6.0%  /  4.0%        7.0%  /  3.0%       5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                   6.5%  /  4.0%        7.5%  /  3.0%      5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                     3.5%  /  3.0%(3)     3.5%  /  3.0%(3)      3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)                     4.5%  /  3.0%(3)     4.5%  /  3.0%(3)      3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)                       5.5%  /  4.0%        6.5%  /  3.0%       4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                  6.0%  /  4.0%        7.0%  /  3.0%      4.75%  /  4.75%

POLARIS INCOME BUILDER


 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON
               AT FIRST WITHDRAWAL(1)                   POLARIS INCOME BUILDER
 One Covered Person (Age 65 and Older)                     5.40%  /  5.40%
 Two Covered Persons (Age 65 and Older)                    4.90%  /  4.90%

POLARIS INCOME PLUS DAILY


                                                         POLARIS INCOME         POLARIS INCOME       POLARIS INCOME
 NUMBER OF COVERED PERSON AND AGE OF COVERED PERSON        PLUS DAILY             PLUS DAILY           PLUS DAILY
               AT FIRST WITHDRAWAL(1)                    INCOME OPTION 1        INCOME OPTION 2      INCOME OPTION 3
 One Covered Person (Age 45 - 59)                     3.75%  /  2.75%(4)     3.75%  /  2.75%(4)      3.0%  /  3.0%
 One Covered Person (Age 60 - 64)                     4.75%  /  2.75%(4)     4.75%  /  2.75%(4)     3.50%  /  3.50%
 One Covered Person (Age 65 - 71)                        6.0%  /  4.0%          7.0%  /  3.0%        5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                   6.5%  /  4.0%          7.5%  /  3.0%       5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                    3.25%  /  2.75%(5)     3.25%  /  2.75%(5)     2.75%  /  2.75%
 Two Covered Persons (Age 60 - 64)                    4.25%  /  2.75%(5)     4.25%  /  2.75%(5)     3.25%  /  3.25%
 Two Covered Persons (Age 65 - 71)                       5.5%  /  4.0%          6.5%  /  3.0%        4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                  6.0%  /  4.0%          7.0%  /  3.0%       4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.

We reserve the right to modify the rates referenced in the table above at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective.



                                       28



Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3 AND POLARIS INCOME BUILDER

If you elect Polaris Income Plus Income Option 1, 2 or 3 or Polaris Income Builder, you must allocate your assets in accordance with the following:


 10% Secure        Up to 90% in one or more of the following Variable
 Value Account     Portfolios, except as otherwise noted:
                   Corporate Bond
                   Global Bond
                   Goldman Sachs VIT Government Money Market Fund
                   Government and Quality Bond
                   Real Return
                   SA BlackRock VCP Global Multi Asset Portfolio*
                   SA JPMorgan MFS Core Bond
                   SA Schroders VCP Global Allocation Portfolio*
                   SA T. Rowe Price VCP Balanced Portfolio*
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
                   Ultra Short Bond Portfolio
                   VCP Managed Asset Allocation SAST Portfolio*
                   VCP Total Return Balanced Portfolio*
                   VCP Value Portfolio*
                   * You may invest up to a maximum of 50% in each of
                   these Variable Portfolios.


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS DAILY INCOME OPTION 1, 2 OR 3

If you elect Polaris Income Plus Daily, you must allocate your assets in accordance with the following:



 10% Secure        Up to 90% in one or more of the following Variable
 Value Account     Portfolios:
                   ASSET ALLOCATION PORTFOLIOS:
                   American Funds Asset Allocation SAST Portfolio
                   Asset Allocation
                   Asset Allocation: Diversified Growth
                   Balanced
                   SA BlackRock Multi-Asset Income
                   SA MFS Total Return
                   Strategic Multi-Asset
                   ACTIVELY MANAGED FUND-OF-FUNDS:
                   Managed Allocation Balanced
                   Managed Allocation Moderate
                   Managed Allocation Moderate Growth
                   Managed Allocation Growth
                   ACTIVELY MANAGED FUND-OF-FUNDS WITH VOLATILITY
                   CONTROL:
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
                   FIXED INCOME PORTFOLIOS:
                   Corporate Bond
                   Global Bond
                   Goldman Sachs VIT Government Money Market Fund
                   Government and Quality Bond
                   Real Return
                   SA JPMorgan MFS Core Bond Portfolio
                   Ultra Short Bond Portfolio
                   INDEX FUND-OF-FUNDS PORTFOLIOS:
                   SA Index Allocation 90/10
                   SA Index Allocation 80/20
                   SA Index Allocation 60/40
                   VOLATILITY CONTROL PORTFOLIOS:
                   SA BlackRock VCP Global Multi Asset Portfolio
                   SA Schroders VCP Global Allocation Portfolio
                   SA T. Rowe Price VCP Balanced Portfolio
                   VCP Managed Asset Allocation SAST Portfolio
                   VCP Total Return Balanced Portfolio
                   VCP Value (Invesco)
                   DCA FIXED ACCOUNTS*
                   6-Month DCA
                   1-Year DCA
                   * You may use a DCA Fixed Account to invest your
                   target allocation in accordance with the investment
                   requirements.



                                       29



How do my investment requirements impact my feature and contract?

Before you elect a Living Benefit, you should carefully consider whether the investment requirements associated with the Living Benefits meet your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We reserve the right to change the investment requirements at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus and Polaris Income Builder?

The benefit offered by Polaris Income Plus and Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT.

If you elect POLARIS INCOME PLUS, the Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year


                                       30



are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

For example, if you are age 65 and elected Polaris Income Plus Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you are age 65 and elected two Covered Persons and take cumulative withdrawals that are equal to 5.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.

If you elect POLARIS INCOME BUILDER, the Income Credit is equal to 5% of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if NO WITHDRAWALS ARE TAKEN in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" BELOW.


What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by


                                       31



multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Plus and Polaris Income Builder?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


How can the Income Base be increased for Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.

Additionally, if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year's Purchase Payments.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?"AND"WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?"BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


What are the effects of withdrawals on Polaris Income Plus and Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a


                                       32



result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What are the effects of withdrawals on Polaris Income Plus Daily?

The Maximum Annual Withdrawal Amount and the Income Base can change over time as a result of the timing and amount of withdrawals. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.


                                       33



     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily?

The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


OPTIONAL POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).


OPTIONAL POLARIS INCOME PLUS DAILY FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.25%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.45%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum


                                       34



annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.

For Polaris Income Plus and Polaris Income Builder, an increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

Due to the investment requirements associated with the election of these Living Benefits, you may invest a portion of your assets in the following Variable
Portfolios:

     o     SA BlackRock VCP Global Multi Asset Portfolio

     o     SA Schroders VCP Global Allocation Portfolio

     o     SA T. Rowe Price VCP Balanced Portfolio

     o     SunAmerica Dynamic Allocation Portfolio

     o     SunAmerica Dynamic Strategy Portfolio

     o     VCP Managed Asset Allocation SAST Portfolio

     o     VCP Total Return Balanced Portfolio

     o     VCP Value Portfolio

Each of these Variable Portfolios utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, for Polaris Income Plus and Polaris Income Builder, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       ADDITIONAL IMPORTANT INFORMATION

                   APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect a Living Benefit?


You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit,


                                       35



Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.

POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              45              80
      Joint Owners(1)           45              80

POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
      NON-QUALIFIED:
      Joint Owners(2)         45          80          45          85
      NON-QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)
        QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)

POLARIS INCOME BUILDER --
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              65              80
      Joint Owners(1)           65              80

POLARIS INCOME BUILDER --
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
      NON-QUALIFIED:
      Joint Owners(2)         65          80          65          85
      NON-QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           65          80          65        N/A(3)
        QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           65          80          65        N/A(3)

(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The Spousal Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected Polaris Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit equal to the difference between the RMD and 6% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 6% of the Income Base, no Income Credit will be included in the calculation of the Income Base.

If you have elected Polaris Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or


                                       36



     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO POLARIS INCOME PLUS AND POLARIS INCOME BUILDER WORK?" AND "HOW DOES POLARIS INCOME PLUS DAILY WORK?"ABOVE.


FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


FOR POLARIS INCOME PLUS DAILY ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Base period if no withdrawal is taken during the Minimum Income Base period. If a withdrawal is taken, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base. The Minimum Income Base is equal to the Minimum Income Base percentage multiplied by the first Benefit Year's Purchase Payments as described under "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?"

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.


Once you begin the Income Phase by electing one of the annuity income payment options above: (1) the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Plus or Polaris Income Builder; (2) the Income Base will no longer be adjusted for Step-up Values and no longer eligible for adjustments to the Minimum Income Base if you elected Polaris Income Plus Daily.


If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or


                                       37



after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


   CANCELLATION                     CANCELLATION
 REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5              5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the
                         receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market or similar portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                       38

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2017, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE FEATURES.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next NYSE business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to a money market or similar portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death received at our Annuity Service Center which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by VALIC, AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

Effective January 15, 2016, if you have elected a living benefit feature, we will not accept subsequent Purchase Payments on or after the 1st contract anniversary from your contract issue date.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased Owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. Upon election of the Extended Legacy Program, the contract continues in the original


                                       39



Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork in Good Order, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts and/or DCA Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

If the Beneficiary elects the Extended Legacy Program, we will charge an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


INHERITED ACCOUNT PROGRAM

The Inherited Account Program can allow a Beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The Beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The Beneficiary of the transferred contract becomes the Owner of the contract issued by us.

There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. Optional Living Benefits cannot be elected under the Inherited Account Program. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the Contract Value death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual


                                       40



Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.


DEATH BENEFIT OPTIONS


CONTRACT VALUE DEATH BENEFIT

The Contract Value death benefit is equal to the contract value on the business day during which we receive all required documentation.

The following Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.

Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit. Please check with your financial representative.


RETURN OF PURCHASE PAYMENT DEATH BENEFIT

For an additional fee, you may elect the Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The annualized fee for the Return of Purchase Payment death benefit is 0.15% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Return of Purchase Payment death benefit can only be elected prior to your 86th birthday.

THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.40% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the


                                       41



              withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

FOR A DESCRIPTION OF THE DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017, PLEASE SEE APPENDIX F.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

The Continuing Spouse may not terminate the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit if elected at contract issue. To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AND WE WILL SUPPLEMENT THE PROSPECTUS PRIOR TO ANY CHANGE BEING EFFECTIVE.

PLEASE SEE APPENDIX F - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 FOR DETAILS REGARDING THOSE BENEFITS.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES

The annualized Separate Account Charge is 1.15% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.


                                       42



Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


WITHDRAWAL CHARGE SCHEDULE


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                1    2    3    4    5    6    7   8+
 WITHDRAWAL CHARGE   8%   7%   6%   5%   4%   3%   2%   0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds), and Class Service shares of Goldman Sachs Variable Insurance Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.


                                       43



If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFIT FEES

The Living Benefit fees will be calculated as a percentage of the Income Base for all years in which the Living Benefits are in effect. The fee depends on whether you elect to cover one or two lives. The Living Benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2017, PLEASE SEE APPENDIX G -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 FOR SPECIFIC FEE INFORMATION.


OPTIONAL POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY LIVING BENEFIT FEE


POLARIS INCOME PLUS AND POLARIS INCOME BUILDER


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).


POLARIS INCOME PLUS DAILY


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.25%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.45%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.


RETURN OF PURCHASE PAYMENT DEATH BENEFIT FEE

If you elect the Return of Purchase Payment death benefit, the annualized fee is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio(s).


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

If you elect the Maximum Anniversary Value death benefit, the fee is 0.40% of the average daily ending net asset value allocated to the Variable Portfolio(s).


                                       44



PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 6.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE


The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority, unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended.


COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 6.25% of each Purchase Payment you invest. Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.00% of contract value annually for the life of the contract.


The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program.

ADDITIONAL PAYMENTS. VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

In addition, the Company and AIG Capital Services, Inc., the distributor, may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. PLEASE SEE EXPENSES ABOVE.


                                       45



PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisers, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


                                       46



WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially only live long enough to receive one annuity income payment.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFITS.


                                       47



FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                     TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL INFORMATIONAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your


                                       48



cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives


                                       49



           (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     o payments to certain individuals called up for active duty after September 11, 2001; and

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the Owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or


                                       50



before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated required minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automated required minimum distribution unless your Beneficiary instructs us otherwise. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


                                       51



FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
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                               OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an affiliate under common control with the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended,


                                       52



and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

The Variable Annuity Life Insurance Company ("VALIC") is a life insurance company organized under the laws of the state of Texas on August 20, 1968. VALIC's home office is 2929 Allen Parkway, Houston, Texas 77019. VALIC is successor in interest to a company originally organized under the laws of Washington, D.C. on December 21, 1955.


OWNERSHIP STRUCTURE OF THE COMPANY

VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

VALIC is regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. VALIC is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require VALIC to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in VALIC's operations.

AIG is a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

VALIC Separate Account A is a separate account of VALIC, established under Texas law on July 25, 1979. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


                                       53



THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information


                                       54



systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS

The Company is currently defending a lawsuit filed in the Circuit Court of Kanawha County, West Virginia on November 12, 2009 by The West Virginia Investment Management Board and The West Virginia Consolidated Public Retirement Board (the "WV Boards"). The WV Boards assert damages in excess of $100 million. In November 2014, the West Virginia Supreme Court reversed the trial court's grant of summary judgment in the Company's favor, and remanded the matter to the Business Court for further proceedings. The matter was arbitrated in March 2017 and a decision is expected by April 30, 2017.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various other lawsuits against the Company have arisen in the ordinary course of business. As of April 21, 2017, the Company believes it is not likely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company's statutory financial statements.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Distribution of Contracts

Financial Statements

                                       55

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                                             FISCAL YEAR
                                                              INCEPTION         ENDED
VARIABLE PORTFOLIOS                                          TO 12/31/15       12/31/16
========================================================== ==============   =============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................................ (a)$13.829       (a)$12.620
                                                           (b)$13.584       (b)$12.376
 Ending AUV............................................... (a)$12.620       (a)$13.343
                                                           (b)$12.376       (b)$13.052
 Ending Number of AUs..................................... (a)0             (a)1,256
                                                           (b)0             (b)4,454

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................................ (a)$15.092       (a)$14.677
                                                           (b)$14.848       (b)$14.415
 Ending AUV............................................... (a)$14.677       (a)$15.806
                                                           (b)$14.415       (b)$15.485
 Ending Number of AUs..................................... (a)757           (a)132,949
                                                           (b)0             (b)40,380

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................................ (a)$17.194       (a)$16.568
                                                           (b)$16.929       (b)$16.285
 Ending AUV............................................... (a)$16.568       (a)$16.410
                                                           (b)$16.285       (b)$16.090
 Ending Number of AUs..................................... (a)6,834         (a)28,227
                                                           (b)913           (b)5,730

-----------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................................ (a)$16.310       (a)$16.169
                                                           (b)$16.059       (b)$15.893
 Ending AUV............................................... (a)$16.169       (a)$17.425
                                                           (b)$15.893       (b)$17.086
 Ending Number of AUs..................................... (a)9,307         (a)18,775
                                                           (b)631           (b)8,012

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................................ (a)$15.840       (a)$15.212
                                                           (b)$15.600       (b)$14.956
 Ending AUV............................................... (a)$15.212       (a)$16.699
                                                           (b)$14.956       (b)$16.377
 Ending Number of AUs..................................... (a)5,430         (a)51,851
                                                           (b)340           (b)5,694

-----------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................................ (a)$15.992       (a)$15.031
                                                           (b)$15.718       (b)$14.748
 Ending AUV............................................... (a)$15.031       (a)$16.395
                                                           (b)$14.748       (b)$16.046
 Ending Number of AUs..................................... (a)0             (a)0
                                                           (b)0             (b)0

-----------------------------------------------------------
ASSET ALLOCATION: DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV............................................ (a)N/A           (a)N/A
                                                           (b)N/A           (b)N/A
 Ending AUV............................................... (a)N/A           (a)$10.315
                                                           (b)N/A           (b)$10.308
 Ending Number of AUs..................................... (a)N/A           (a)0
                                                           (b)N/A           (b)0

-----------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                             FISCAL YEAR
                                              INCEPTION         ENDED
VARIABLE PORTFOLIOS                          TO 12/31/15      12/31/16
=========================================== =============   ============
BALANCED - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................. (a)$15.850      (a)$15.386
                                            (b)$15.604      (b)$15.122
 Ending AUV................................ (a)$15.386      (a)$16.236
                                            (b)$15.122      (b)$15.917
 Ending Number of AUs...................... (a)7,076        (a)35,712
                                            (b)200          (b)1,007

--------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................. (a)$16.531      (a)$16.281
                                            (b)$16.278      (b)$16.005
 Ending AUV................................ (a)$16.281      (a)$17.049
                                            (b)$16.005      (b)$16.719
 Ending Number of AUs...................... (a)3,427        (a)22,414
                                            (b)629          (b)3,759

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................. (a)$23.725      (a)$23.642
                                            (b)$23.341      (b)$23.220
 Ending AUV................................ (a)$23.642      (a)$23.741
                                            (b)$23.220      (b)$23.259
 Ending Number of AUs...................... (a)5,286        (a)25,898
                                            (b)848          (b)4,143

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................. (a)$15.030      (a)$15.139
                                            (b)$14.792      (b)$14.875
 Ending AUV................................ (a)$15.139      (a)$15.257
                                            (b)$14.875      (b)$14.953
 Ending Number of AUs...................... (a)4,494        (a)18,053
                                            (b)1,023        (b)5,127

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................. (a)$16.436      (a)$15.766
                                            (b)$16.179      (b)$15.494
 Ending AUV................................ (a)$15.766      (a)$16.882
                                            (b)$15.494      (b)$16.550
 Ending Number of AUs...................... (a)8,882        (a)79,022
                                            (b)2,223        (b)26,802

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................. (a)$19.522      (a)$19.195
                                            (b)$19.153      (b)$18.800
 Ending AUV................................ (a)$19.195      (a)$22.289
                                            (b)$18.800      (b)$21.777
 Ending Number of AUs...................... (a)5,681        (a)44,481
                                            (b)899          (b)5,930

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................. (a)$11.811      (a)$9.016
                                            (b)$11.631      (b)$8.864
 Ending AUV................................ (a)$9.016       (a)$9.828
                                            (b)$8.864       (b)$9.638
 Ending Number of AUs...................... (a)3,351        (a)13,381
                                            (b)956          (b)3,989

--------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................. (a)$15.945      (a)$15.765
                                            (b)$15.655      (b)$15.453
 Ending AUV................................ (a)$15.765      (a)$17.333
                                            (b)$15.453      (b)$16.947
 Ending Number of AUs...................... (a)24,971       (a)40,638
                                            (b)1,288        (b)6,054

--------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                              FISCAL YEAR
                                                               INCEPTION         ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/15      12/31/16
============================================================ =============   ============
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$12.257      (a)$10.258
                                                             (b)$12.071      (b)$10.086
 Ending AUV................................................. (a)$10.258      (a)$10.243
                                                             (b)$10.086      (b)$10.046
 Ending Number of AUs....................................... (a)5,405        (a)26,231
                                                             (b)1,360        (b)7,562

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$13.237      (a)$11.783
                                                             (b)$13.024      (b)$11.574
 Ending AUV................................................. (a)$11.783      (a)$13.165
                                                             (b)$11.574      (b)$12.898
 Ending Number of AUs....................................... (a)0            (a)266
                                                             (b)0            (b)0

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$14.048      (a)$12.590
                                                             (b)$13.829      (b)$12.373
 Ending AUV................................................. (a)$12.590      (a)$14.171
                                                             (b)$12.373      (b)$13.892
 Ending Number of AUs....................................... (a)29,208       (a)33,810
                                                             (b)246          (b)1,222

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$16.343      (a)$15.970
                                                             (b)$16.064      (b)$15.671
 Ending AUV................................................. (a)$15.970      (a)$15.881
                                                             (b)$15.671      (b)$15.545
 Ending Number of AUs....................................... (a)0            (a)0
                                                             (b)0            (b)0

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$12.272      (a)$12.051
                                                             (b)$12.089      (b)$11.851
 Ending AUV................................................. (a)$12.051      (a)$12.021
                                                             (b)$11.851      (b)$11.793
 Ending Number of AUs....................................... (a)6,861        (a)50,889
                                                             (b)923          (b)19,664

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$13.141      (a)$12.254
                                                             (b)$12.918      (b)$12.026
 Ending AUV................................................. (a)$12.254      (a)$12.749
                                                             (b)$12.026      (b)$12.481
 Ending Number of AUs....................................... (a)0            (a)141
                                                             (b)0            (b)0

-------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A          (a)N/A
                                                             (b)N/A          (b)N/A
 Ending AUV................................................. (a)N/A          (a)$9.917
                                                             (b)N/A          (b)$9.901
 Ending Number of AUs....................................... (a)N/A          (a)13,718
                                                             (b)N/A          (b)3,973

-------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$12.404      (a)$12.258
                                                             (b)$12.220      (b)$12.055
 Ending AUV................................................. (a)$12.258      (a)$12.247
                                                             (b)$12.055      (b)$12.014
 Ending Number of AUs....................................... (a)12,336       (a)79,931
                                                             (b)2,960        (b)14,306

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                              FISCAL YEAR
                                                               INCEPTION         ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/15      12/31/16
============================================================ =============   ============
GROWTH - AST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$16.071      (a)$15.176
                                                             (b)$15.830      (b)$14.923
 Ending AUV................................................. (a)$15.176      (a)$16.049
                                                             (b)$14.923      (b)$15.742
 Ending Number of AUs....................................... (a)0            (a)0
                                                             (b)0            (b)0

-------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$15.707      (a)$15.142
                                                             (b)$15.452      (b)$14.871
 Ending AUV................................................. (a)$15.142      (a)$17.228
                                                             (b)$14.871      (b)$16.877
 Ending Number of AUs....................................... (a)9,227        (a)41,218
                                                             (b)2,835        (b)10,783

-------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$19.136      (a)$17.586
                                                             (b)$18.844      (b)$17.288
 Ending AUV................................................. (a)$17.586      (a)$17.994
                                                             (b)$17.288      (b)$17.645
 Ending Number of AUs....................................... (a)1,178        (a)1,591
                                                             (b)0            (b)0

-------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$14.212      (a)$12.893
                                                             (b)$13.989      (b)$12.670
 Ending AUV................................................. (a)$12.893      (a)$15.012
                                                             (b)$12.670      (b)$14.715
 Ending Number of AUs....................................... (a)2,822        (a)12,463
                                                             (b)753          (b)3,423

-------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$11.473      (a)$10.317
                                                             (b)$11.295      (b)$10.140
 Ending AUV................................................. (a)$10.317      (a)$9.960
                                                             (b)$10.140      (b)$9.765
 Ending Number of AUs....................................... (a)4,931        (a)35,509
                                                             (b)1,360        (b)7,353

-------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$9.830       (a)$8.695
                                                             (b)$9.661       (b)$8.532
 Ending AUV................................................. (a)$8.695       (a)$8.691
                                                             (b)$8.532       (b)$8.506
 Ending Number of AUs....................................... (a)0            (a)7,788
                                                             (b)0            (b)0

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES - AVIF Class Series II Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$18.584      (a)$18.692
                                                             (b)$18.292      (b)$18.368
 Ending AUV................................................. (a)$18.692      (a)$18.823
                                                             (b)$18.368      (b)$18.451
 Ending Number of AUs....................................... (a)0            (a)0
                                                             (b)0            (b)0

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES - AVIF Class Series II Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$16.051      (a)$14.464
                                                             (b)$15.799      (b)$14.213
 Ending AUV................................................. (a)$14.464      (a)$16.703
                                                             (b)$14.213      (b)$16.372
 Ending Number of AUs....................................... (a)9,463        (a)34,277
                                                             (b)2,310        (b)10,406

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                              FISCAL YEAR
                                                               INCEPTION         ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/15      12/31/16
============================================================ =============   ============
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES - AVIF Class Series II Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$15.805      (a)$14.807
                                                             (b)$15.561      (b)$14.554
 Ending AUV................................................. (a)$14.807      (a)$17.456
                                                             (b)$14.554      (b)$17.115
 Ending Number of AUs....................................... (a)10,043       (a)39,238
                                                             (b)2,607        (b)11,356

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$13.560      (a)$12.851
                                                             (b)$13.361      (b)$12.642
 Ending AUV................................................. (a)$12.851      (a)$14.857
                                                             (b)$12.642      (b)$14.578
 Ending Number of AUs....................................... (a)169          (a)5,555
                                                             (b)630          (b)600

-------------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$14.556      (a)$13.862
                                                             (b)$14.354      (b)$13.648
 Ending AUV................................................. (a)$13.862      (a)$14.400
                                                             (b)$13.648      (b)$14.141
 Ending Number of AUs....................................... (a)0            (a)17,177
                                                             (b)4,272        (b)17,239

-------------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$15.406      (a)$14.347
                                                             (b)$15.182      (b)$14.114
 Ending AUV................................................. (a)$14.347      (a)$14.976
                                                             (b)$14.114      (b)$14.696
 Ending Number of AUs....................................... (a)12,655       (a)25,905
                                                             (b)875          (b)8,037

-------------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$14.708      (a)$13.906
                                                             (b)$14.512      (b)$13.699
 Ending AUV................................................. (a)$13.906      (a)$14.492
                                                             (b)$13.699      (b)$14.240
 Ending Number of AUs....................................... (a)0            (a)10,206
                                                             (b)2,515        (b)46,029

-------------------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$14.673      (a)$13.794
                                                             (b)$14.472      (b)$13.581
 Ending AUV................................................. (a)$13.794      (a)$14.386
                                                             (b)$13.581      (b)$14.129
 Ending Number of AUs....................................... (a)1,238        (a)8,382
                                                             (b)1,129        (b)6,673

-------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$21.052      (a)$19.998
                                                             (b)$20.719      (b)$19.649
 Ending AUV................................................. (a)$19.998      (a)$19.731
                                                             (b)$19.649      (b)$19.339
 Ending Number of AUs....................................... (a)925          (a)1,553
                                                             (b)0            (b)0

-------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$9.083       (a)$6.567
                                                             (b)$8.931       (b)$6.447
 Ending AUV................................................. (a)$6.567       (a)$8.404
                                                             (b)$6.447       (b)$8.229
 Ending Number of AUs....................................... (a)0            (a)1,604
                                                             (b)0            (b)0

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                            FISCAL YEAR
                                                            INCEPTION          ENDED
VARIABLE PORTFOLIOS                                        TO 12/31/15       12/31/16
========================================================= =============   ==============
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV........................................... (a)$11.743      (a)$11.829
                                                          (b)$11.566      (b)$11.632
 Ending AUV.............................................. (a)$11.829      (a)$12.653
                                                          (b)$11.632      (b)$12.410
 Ending Number of AUs.................................... (a)1,028        (a)3,780
                                                          (b)11           (b)492

----------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV........................................... (a)$11.567      (a)$11.191
                                                          (b)$11.416      (b)$11.027
 Ending AUV.............................................. (a)$11.191      (a)$11.455
                                                          (b)$11.027      (b)$11.259
 Ending Number of AUs.................................... (a)5,468        (a)26,680
                                                          (b)948          (b)6,656

----------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV........................................... (a)$18.776      (a)$19.495
                                                          (b)$18.435      (b)$19.109
 Ending AUV.............................................. (a)$19.495      (a)$19.736
                                                          (b)$19.109      (b)$19.297
 Ending Number of AUs.................................... (a)3,638        (a)10,577
                                                          (b)0            (b)676

----------------------------------------------------------
SA BLACKROCK MULTI-ASSET - AST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV........................................... (a)N/A          (a)N/A
                                                          (b)N/A          (b)N/A
 Ending AUV.............................................. (a)N/A          (a)$11.336
                                                          (b)N/A          (b)$11.234
 Ending Number of AUs.................................... (a)N/A          (a)8,433
                                                          (b)N/A          (b)0

----------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV........................................... (a)N/A          (a)N/A
                                                          (b)N/A          (b)N/A
 Ending AUV.............................................. (a)N/A          (a)$10.398
                                                          (b)N/A          (b)$10.374
 Ending Number of AUs.................................... (a)N/A          (a)1,083,789
                                                          (b)N/A          (b)23,101

----------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV........................................... (a)$16.786      (a)$16.429
                                                          (b)$16.530      (b)$16.151
 Ending AUV.............................................. (a)$16.429      (a)$15.942
                                                          (b)$16.151      (b)$15.634
 Ending Number of AUs.................................... (a)3,682        (a)10,070
                                                          (b)885          (b)3,288

----------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV........................................... (a)$13.927      (a)$13.656
                                                          (b)$13.717      (b)$13.427
 Ending AUV.............................................. (a)$13.656      (a)$13.900
                                                          (b)$13.427      (b)$13.633
 Ending Number of AUs.................................... (a)26,163       (a)104,542
                                                          (b)3,767        (b)17,264

----------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV........................................... (a)$15.024      (a)$14.380
                                                          (b)$14.794      (b)$14.137
 Ending AUV.............................................. (a)$14.380      (a)$16.226
                                                          (b)$14.137      (b)$15.912
 Ending Number of AUs.................................... (a)6,179        (a)25,265
                                                          (b)1,401        (b)6,762

----------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                                 FISCAL YEAR
                                                                INCEPTION           ENDED
VARIABLE PORTFOLIOS                                            TO 12/31/15        12/31/16
============================================================ ===============   ==============
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$17.417        (a)$16.867
                                                             (b)$17.146        (b)$16.577
 Ending AUV................................................. (a)$16.867        (a)$18.042
                                                             (b)$16.577        (b)$17.688
 Ending Number of AUs....................................... (a)8,658          (a)33,665
                                                             (b)2,080          (b)9,880

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$14.765        (a)$14.260
                                                             (b)$14.541        (b)$14.021
 Ending AUV................................................. (a)$14.260        (a)$15.315
                                                             (b)$14.021        (b)$15.021
 Ending Number of AUs....................................... (a)1,945          (a)27,691
                                                             (b)323            (b)1,603

-------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A            (a)$10.844
                                                             (b)N/A            (b)$10.819
 Ending Number of AUs....................................... (a)N/A            (a)517,217
                                                             (b)N/A            (b)36,467

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A            (a)$10.588
                                                             (b)N/A            (b)$10.563
 Ending Number of AUs....................................... (a)N/A            (a)836,972
                                                             (b)N/A            (b)46,628

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$15.580        (a)$14.091
                                                             (b)$15.335        (b)$13.846
 Ending AUV................................................. (a)$14.091        (a)$18.159
                                                             (b)$13.846        (b)$17.799
 Ending Number of AUs....................................... (a)3,400          (a)10,063
                                                             (b)667            (b)2,503

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$19.211        (a)$17.478
                                                             (b)$18.918        (b)$17.183
 Ending AUV................................................. (a)$17.478        (a)$21.506
                                                             (b)$17.183        (b)$21.090
 Ending Number of AUs....................................... (a)2,174          (a)9,419
                                                             (b)546            (b)3,709

-------------------------------------------------------------
STRATEGIC MULTI-ASSET - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A            (a)$9.913
                                                             (b)N/A            (b)$9.907
 Ending Number of AUs....................................... (a)N/A            (a)0
                                                             (b)N/A            (b)0

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$12.764        (a)$11.749
                                                             (b)$12.660        (b)$11.634
 Ending AUV................................................. (a)$11.749        (a)$12.121
                                                             (b)$11.634        (b)$11.972
 Ending Number of AUs....................................... (a)1,731,873      (a)3,432,422
                                                             (b)49,670         (b)90,583

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                                                 FISCAL YEAR
                                                                INCEPTION           ENDED
VARIABLE PORTFOLIOS                                            TO 12/31/15        12/31/16
============================================================ ===============   ==============
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$12.576        (a)$11.629
                                                             (b)$12.490        (b)$11.530
 Ending AUV................................................. (a)$11.629        (a)$12.070
                                                             (b)$11.530        (b)$11.938
 Ending Number of AUs....................................... (a)1,559,723      (a)2,888,567
                                                             (b)54,387         (b)85,239

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$17.405        (a)$17.648
                                                             (b)$17.137        (b)$17.347
 Ending AUV................................................. (a)$17.648        (a)$20.302
                                                             (b)$17.347        (b)$19.905
 Ending Number of AUs....................................... (a)1,480          (a)2,833
                                                             (b)88             (b)450

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$18.579        (a)$15.782
                                                             (b)$18.180        (b)$15.418
 Ending AUV................................................. (a)$15.782        (a)$17.182
                                                             (b)$15.418        (b)$16.743
 Ending Number of AUs....................................... (a)0              (a)1,856
                                                             (b)103            (b)477

-------------------------------------------------------------
ULTRA SHORT BOND - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$9.219         (a)$9.112
                                                             (b)$9.073         (b)$8.953
 Ending AUV................................................. (a)$9.112         (a)$8.964
                                                             (b)$8.953         (b)$8.786
 Ending Number of AUs....................................... (a)4,447          (a)20,577
                                                             (b)0              (b)1,514

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$12.309        (a)$11.781
                                                             (b)$12.262        (b)$11.716
 Ending AUV................................................. (a)$11.781        (a)$12.443
                                                             (b)$11.716        (b)$12.344
 Ending Number of AUs....................................... (a)369,537        (a)1,506,791
                                                             (b)7,591          (b)55,087

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$11.512        (a)$10.784
                                                             (b)$11.455        (b)$10.713
 Ending AUV................................................. (a)$10.784        (a)$11.367
                                                             (b)$10.713        (b)$11.263
 Ending Number of AUs....................................... (a)337,771        (a)1,214,380
                                                             (b)6,812          (b)50,526

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.............................................. (a)$11.920        (a)$11.360
                                                             (b)$11.860        (b)$11.284
 Ending AUV................................................. (a)$11.360        (a)$12.318
                                                             (b)$11.284        (b)$12.205
 Ending Number of AUs....................................... (a)381,814        (a)782,254
                                                             (b)6,467          (b)19,976

-------------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




      PROSPECTUS PROVISION                         AVAILABILITY OR VARIATION                       ISSUE STATE
Administration Charge            Contract Maintenance Fee is $30.                             New Mexico
Administration Charge            Charge will be deducted pro-rata from Variable Portfolios    New York
                                   only.                                                      Oregon
                                                                                              Texas
                                                                                              Washington
Annuity Date                     You may switch to the Income Phase any time after your       Florida
                                   first contract anniversary.
Annuity Date                     You may begin the Income Phase any time 13 or more months    New York
                                   after contract issue.
Cancellation of Living Benefit   Amounts allocated to the Secure Value Account will be        Washington
                                   automatically transferred to the Goldman
                                 Sachs VIT Government Money Market Fund or similar money
                                   market portfolio.
Free Look                        If you are age 65 or older on the contract issue date, the   Arizona
                                   Free Look period is 30 days.
Free Look                        If you are age 60 or older on the contract issue date, the   California
                                   Free Look period is 30 days. If you
                                 invest in the Fixed Account, the Free Look amount is
                                   calculated as the Purchase Payments paid. If
                                 you invest in Variable Portfolio(s), the Free Look amount
                                   is calculated as the greater of (1)
                                 Purchase Payments or (2) the value of your contract plus
                                   any fees paid on the day we received
                                 your request in Good Order at the Annuity Service Center.
Free Look                        The Free Look period is 21 days and the amount is            Florida
                                   calculated as the value of your contract plus
                                 fees and charges on the day we receive your request in Good
                                   Order at the Annuity Service Center.
Free Look                        The Free Look period is 20 days.                             Idaho
                                                                                              North Dakota
                                                                                              Rhode Island
                                                                                              Texas
Free Look                        The Free Look amount is calculated as the value of your      Michigan
                                   contract plus fees and charges on the day
                                 we received your request in Good Order at the Annuity        Minnesota
                                   Service Center.                                            Missouri
                                                                                              Texas
Free Look                        The Free Look amount is calculated as the greater of (1)     Arkansas
                                   Purchase Payments including fees and
                                 charges or (2) the value of your contract on the day we      New York
                                   receive your request in Good Order at the
                                 Annuity Service Center.
Joint Ownership                  Benefits and Features to be made available to Domestic       California
                                   Partners                                                   District of Columbia
                                                                                              Maine
                                                                                              Nevada
                                                                                              Oregon
                                                                                              Washington
                                                                                              Wisconsin
Joint Ownership                  Benefits and Features to be made available to Civil Union    California
                                   Partners                                                   Colorado
                                                                                              Hawaii
                                                                                              Illinois
                                                                                              New Jersey
                                                                                              Rhode Island
Minimum Contract Value           The minimum remaining contract value after a partial         Texas
                                   withdrawal must be $2,000.
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts       California
                                   purchased on or after May 1, 2014.
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts       Connecticut
                                   purchased on or after February 6, 2017.                    Massachusetts
                                                                                              Pennsylvania
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts       Missouri
                                   issued on or after May 1, 2017.
Premium Tax                      We deduct premium tax charges of 0.50% for Qualified         California
                                   contracts and 2.35% for Non-Qualified
                                 contracts based on contract value when you begin the Income
                                   Phase.
Premium Tax                      We deduct premium tax charges of 2.0% for Non-Qualified      Maine
                                   contracts based on total Purchase
                                 Payments when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 3.5% for Non-Qualified      Nevada
                                   contracts based on contract value when
                                 you begin the Income Phase.
Premium Tax                      For the first $500,000 in the contract, we deduct premium    South Dakota
                                   tax charges of 1.25% for Non-Qualified
                                 contracts based on total Purchase Payments when you begin
                                   the Income Phase. For any amount in
                                 excess of $500,000 in the contract, we deduct front-end
                                   premium tax charges of 0.08% for
                                 Non-Qualified contracts based on total Purchase Payments
                                   when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 1.0% for Qualified          West Virginia
                                   contracts and 1.0% for Non-Qualified
                                 contracts based on contract value when you begin the Income
                                   Phase.
Premium Tax                      We deduct premium tax charges of 1.0% for Non-Qualified      Wyoming
                                   contracts based on total Purchase
                                 Payments when you begin the Income Phase.


                                      B-1


       PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                   ISSUE STATE
Polaris Income Builder             Charge will be deducted pro-rata from Variable Portfolios    Missouri
                                     only.
Polaris Income Plus                                                                             New York
                                                                                                Oregon
                                                                                                Texas
                                                                                                Washington
Polaris Income Plus Daily (only)   Charge will be deducted pro-rata from Variable Portfolios    Hawaii
                                     only.                                                      Missouri
                                                                                                New York
                                                                                                Oregon
                                                                                                Texas
                                                                                                Washington
Transfer Privilege                 Any transfer over the limit of 15 will incur a $10 transfer  Pennsylvania
                                     fee.                                                       Texas


                                      B-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS,

          AND POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

POLARIS INCOME PLUS DAILY FEE


                                                                   MAXIMUM
                                                                  ANNUALIZED
                                                                   FEE RATE
                                                                 DECREASED OR
                                                                   INCREASE
                           INITIAL      MAXIMUM      MINIMUM         EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE       QUARTER*
 Once Covered Person        1.25%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons        1.45%        2.70%        0.60%      (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


The example below will assume the election of Polaris Income Plus for one Covered Person with the Initial Annual Fee Rate of 1.10%. THE STEPS OF CALCULATIONS OF THE FEE RATES ARE THE SAME FOR ALL FEATURES, EXCEPT THE INITIAL ANNUAL FEE RATES. Please see the tables above for the Initial Annual Fee Rate per feature and number of Covered Person(s).



EXAMPLE

ASSUMPTIONS:

     o     POLARIS INCOME PLUS FOR ONE COVERED PERSON WAS ELECTED

     o     THE AVERAGE VALUE OF THE VIX ARE AS DISPLAYED FROM THE TABLE BELOW:


               AVERAGE     CALCULATED
  BENEFIT     VALUE OF      FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX         VALUE*      FEE RATE     FEE RATE**
     1st       24.82          N/A         1.10%        0.2750%
     2nd       21.49          N/A         1.10%        0.2750%
     3rd       24.16          N/A         1.10%        0.2750%
     4th       19.44          N/A         1.10%        0.2750%
     5th       16.88         0.94%        0.94%        0.2350%

* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

The Annual Fee Rates and Quarter Fee Rates are calculated as follows:

IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.


                                      C-1



The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, THE ASSUMED AVERAGE VALUE OF THE VIX ARE AS DISPLAYED FROM THE TABLE BELOW:


               AVERAGE
                VALUE     CALCULATED
  BENEFIT        OF        FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX        VALUE       FEE RATE     FEE RATE
     6th       20.00        1.10%        1.10%       0.2750%
     7th       25.57        1.38%        1.35%       0.3375%
     8th       30.22        1.61%        1.60%       0.4000%
     9th       26.02        1.40%        1.40%       0.3500%
     10th      22.83        1.24%        1.24%       0.3100%
     11th      19.88        1.09%        1.09%       0.2725%
     12th      20.60        1.13%        1.13%       0.2825%
     13th      14.44        0.82%        0.88%       0.2200%
     14th      13.41        0.77%        0.77%       0.1925%
     15th       9.11        0.56%        0.60%       0.1500%
     16th      16.30        0.92%        0.85%       0.2125%

The Annual Fee Rates and Quarter Fee Rates are calculated as follows:

IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.38% - 1.10% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

1.10% + [0.05% x (14.44 - 20)]

1.10% + [0.05% x (-5.56)]

1.10% + (-0.00278) = 0.82% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

1.10% + [0.05% x (9.11 - 20)]

1.10% + [0.05% x (-10.89)]

1.10% + (-0.005445) = 0.56% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX. If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.


                                      C-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate how increases to the Income Base and withdrawals taken from the contract affect the values and benefits of the currently offered Living Benefits. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.

Examples 1 through 5 below assume election of Polaris Income Plus Income Option 1 (one Covered Person). Examples 6 through 10 below assume election of Polaris Income Plus Daily Option 1 (one Covered Person).


EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.0%


                                                                           MAXIMUM
                            PURCHASE                            INCOME      ANNUAL
                            PAYMENTS   CONTRACT     INCOME      CREDIT    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,000

     o     Income Base = Initial Purchase Payment = $100,000

     o     Income Credit Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6.0% = $6,000


EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000.

     o     No withdrawals taken in the first 3 contract years


                                                                                                    MAXIMUM
                            PURCHASE    ASSUMED                               INCOME                 ANNUAL
                             PAYMENT   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
  Benefit Effective Date   $100,000   $100,000        --       $100,000    $100,000       --      $ 6,000
          Year 1           $150,000   $245,000        --       $250,000    $250,000       --      $15,000
       1st Anniversary        --      $270,000   $270,000      $270,000    $270,000    $15,000    $16,200
       2nd Anniversary        --      $287,000   $287,000      $287,000    $287,000    $16,200    $17,220
       3rd Anniversary        --      $310,000   $310,000      $310,000    $310,000    $17,220    $18,600

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000 =
              $250,000)

The values of the feature are impacted by adding subsequent Purchase Payments as follows:

     o The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to
              $15,000 ($250,000 x 6.0%).

The values of the feature are impacted by attaining the Highest Anniversary Values as follows:

     o The Income Base and Income Credit Base are increased to the Highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the new Income Base.

           o On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000 Income Credit); and the MAWA was increased to $16,200 ($270,000 x 6.0%).

           o On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $270,000 + $16,200 Income Credit); and the MAWA was increased to $17,220 ($287,000 x 6.0%).

           o On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($310,000 is greater than $287,000 + $17,220 Income Credit) and the MAWA was increased to $18,600 ($310,000 x 6.0%).


EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS (UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     o Withdrawals of 5% of Income Base taken in the fourth and fifth contract years.


                                                                                                 MAXIMUM
                                     ASSUMED                               INCOME                 ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
     VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
    3rd Anniversary       --       $310,000   $310,000      $310,000    $310,000    $17,220    $18,600
        Year 4        $15,500      $312,000        --       $310,000    $310,000       --      $18,600
    4th Anniversary       --       $311,000   $311,000      $313,100    $310,000    $ 3,100    $18,786
        Year 5        $15,655      $302,000        --       $313,100    $310,000       --      $18,786
    5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $ 3,100    $18,792

     o     In year 4, $15,500 was withdrawn ($310,000 x 5%).

     o     In year 5, $15,655 was withdrawn ($313,100 x 5%).

The values of the feature are impacted by withdrawals taken as follows:

     o The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than the Maximum Annual Withdrawal Amount ("MAWA")

           o In year 4, $15,500 was withdrawn and is less than the MAWA of $18,600.

           o In year 5, $15,655 was withdrawn and is less than the MAWA of $18,786.

     o The Income Credit Percentage used to determine the amount of the Income Credit added on the 4th and 5th anniversaries were reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage)

Income Credit = $3,100 ($310,000 Income Credit Base x 1% Income Credit
                                  Percentage)

NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments received prior to the first contract anniversary, and when the Income Base is increased to the Highest Anniversary Value (as shown in Example 2 above).


EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.


                                                                                               MAXIMUM
                                     ASSUMED                               INCOME               ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT    INCOME   WITHDRAWAL
     VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE     CREDIT     AMOUNT
    5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $3,100   $18,792
        Year 6        $25,296      $280,000        --       $309,014    $302,955      --     $18,541
    6th Anniversary       --       $290,000   $290,000      $309,014    $302,955    $    0   $18,541
        Year 7        $24,721      $260,000        --       $301,979    $296,058      --     $18,119
    7th Anniversary       --       $230,000   $230,000      $301,979    $296,058    $    0   $18,119

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA:

           o In year 6, the reduction proportion is 2.2725% ([$25,296 - $18,792] / [$305,000 - $18,792]); the reduced Income Base is
              $309,014 ($316,200 x [1 - 2.2725%]); and the reduced Income
              Credit Base is $302,955 ($310,000 x [1 - 2.2725%]).

           o In year 7, the reduction proportion is 2.2766% ([$24,721 - $18,541] / [$290,000 - $18,541]); the reduced Income Base is
              $301,979 ($309,014 x [1 - 2.2766%]); and the reduced Income
              Credit Base is $296,058 ($302,955 x [1 - 2.2766%]).

     o The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.

     o     The MAWA is recalculated based on the reduced Income Base.


EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Contract values as shown below and reduced to $0 in Year 11 due to market conditions.

     o     No withdrawals taken after the seventh contract year.


                                                                                     MAXIMUM
                        ASSUMED                               INCOME                 ANNUAL     PROTECTED
                       CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL    INCOME
     VALUES AS OF        VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT      PAYMENT
    7th Anniversary   $230,000   $230,000      $301,979    $296,058    $     0    $18,119          --
    8th Anniversary   $150,000   $150,000      $319,742    $296,058    $17,763    $19,185          --
    9th Anniversary   $100,000   $100,000      $337,505    $296,058    $17,763    $20,250          --
   10th Anniversary   $ 50,000   $ 50,000      $355,268    $296,058    $17,763    $21,316          --
       Year 11        $      0   $      0      $355,268    $296,058       --      $21,316          --
   11th Anniversary   $      0   $      0      $355,268    $296,058       --          --       $14,211

     o The Protected Income Payment of $14,211 ($355,268 x 4%) will be paid for the lifetime of the Covered Person.

Examples 6-10 assume election of Polaris Income Plus Daily Option 1 (one Covered Person) on or after May 1, 2017.


EXAMPLE 6: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.0%


                                                                           MAXIMUM
                            PURCHASE               MINIMUM                  ANNUAL
                            PAYMENTS   CONTRACT     INCOME      INCOME    WITHDRAWAL
        VALUE AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,000


     o     Minimum Income Base = Income Base = Initial Purchase Payment =
           $100,000


     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6% = $6,000


EXAMPLE 7: IMPACT OF INCREASE IN INCOME BASE DUE TO DAILY STEP-UP VALUES, ADDING SUBSEQUENT PURCHASE PAYMENTS, AND MINIMUM INCOME BASE AT CONTRACT ANNIVERSARIES

The values shown below are based on the assumptions stated in Example 6 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000

     o     No withdrawals taken in the first 3 contract years


                                                                                       MAXIMUM
                            PURCHASE    ASSUMED                MINIMUM                  ANNUAL
                             PAYMENT   CONTRACT    STEP-UP      INCOME      INCOME    WITHDRAWAL
           AS OF            INVESTED     VALUE      VALUE        BASE        BASE       AMOUNT
  Benefit Effective Date   $100,000   $100,000       -       $100,000    $100,000    $ 6,000
       Year 1 - Day 25         -      $102,000   $102,000    $100,000    $102,000    $ 6,120
      Year 1 - Day 105         -      $105,000   $105,000    $100,000    $105,000    $ 6,300
      Year 1 - Day 200     $150,000   $252,000   $252,000    $250,000    $255,000    $15,300
      Year 1 - Day 300         -      $260,000   $260,000    $250,000    $260,000    $15,600
       1st Anniversary         -      $261,000   $261,000    $262,500    $262,500    $15,750
      Year 2 - Day 180         -      $275,000   $275,000    $262,500    $275,000    $16,500
      Year 2 - Day 250         -      $280,000   $280,000    $262,500    $280,000    $16,800
       2nd Anniversary         -      $279,000       -       $275,000    $280,000    $16,800
       Year 3 - Day 45         -      $290,000   $290,000    $275,000    $290,000    $17,400
      Year 3- Day 275          -      $300,000   $300,000    $275,000    $300,000    $18,000
       3rd Anniversary         -      $310,000   $310,000    $287,500    $310,000    $18,600

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000)

  The values of the feature are impacted by attaining the daily Step-up Values, adding subsequent Purchase Payments, and comparing to the Minimum Income Base at contract anniversaries when no withdrawals have been taken as follows:

     o If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 1 - day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $6,120 ($102,000 x 6%).

           o In year 1 - day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $6,300 ($105,000 x 6%).

     o The Income Base and the Maximum Annual Withdrawal Amount (MAWA) are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1 - day 200, the Minimum Income Base was increased to $250,000 ($100,000 + $150,000), the Income Base was increased to
              $255,000 ($105,000 + $150,000 subsequent Purchase Payment) and the MAWA was increased to $15,300 ($255,000 x 6%).

     o While no withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base. At contract anniversaries, the Income Base can also step up to the Minimum Income Base if the Minimum Income Base is greater than the current Income Base.

           o In year 1 - day 300, the Income Base was increased to the Step-up Value of $260,000 (Contract Value $260,000 is greater than the current Income Base $255,000) and the MAWA was increased to $15,600 ($260,000 x 6%).

           o On the first contract anniversary, the Income Base was increased to the Minimum Income Base of $262,500 ($250,000 x 105%, Minimum Income Base $262,500 is greater than both Step-Up Value $261,000 and current Income Base $260,000) and the MAWA was increased to $15,750 ($262,500 x 6%).

           o In year 2 - day 180, the Income Base was increased to the Step-up Value of $275,000 (Contract Value $275,000 is greater than the current Income Base $262,500) and the MAWA was increased to $16,500 ($275,000 x 6%).

           o In year 2 - day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $275,000) and the MAWA was increased to $16,800 ($280,000 x 6%).

           o On the second contract anniversary, the Income Base remained unchanged at $280,000 (current Income Base $280,000 is greater than Minimum Income Base $275,000 ($250,000 x 110%)) and the MAWA also remained unchanged at $16,800.

           o In year 3 - day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $17,400 ($290,000 x 6%).

           o In year 3 - day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 is greater the current Income Base $290,000) and the MAWA was increased to $18,000 ($300,000 x 6%).

           o On the third contract anniversary, the Income Base was increased to the Step-up Value of $310,000 (Contract Value $310,000 is greater than both current Income Base $300,000 and Minimum Income Base $287,500 ($250,000 x 115%) and the MAWA was increased to $18,600 ($310,000 x 6%).


EXAMPLE 8: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT

The values shown below are based on the assumptions stated in the Examples 6 and 7 above, in addition to the following:

     o Withdrawals less than or equal MAWA are taken in the fourth and fifth contract years.


                                                                                    MAXIMUM
                        ASSUMED                             MINIMUM                  ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE        BASE       AMOUNT
     Year 4 - Day 1   $310,000        -       $310,000    $287,500    $310,000    $18,600
    Year 4 - Day 65   $315,000        -       $315,000    $287,500    $315,000    $18,900
    Year 4 - Day 92   $312,000   $10,000          -           -       $315,000    $18,900
   Year 4 - Day 350   $320,000        -       $320,000        -       $315,000    $18,900
    4th Anniversary   $311,000        -           -           -       $320,000    $19,200
    Year 5 - Day 75   $325,000        -       $325,000        -       $320,000    $19,200
    Year 5 - Day 80   $322,000   $19,200          -           -       $320,000    $19,200
    5th Anniversary   $317,000        -           -           -       $325,000    $19,500
   Year 6 - Day 155   $330,000        -       $330,000        -       $325,000    $19,500
    6th Anniversary   $329,000        -           -           -       $330,000    $19,800

     o     In year 4, $10,000, an amount less than MAWA was withdrawn.

     o     In year 5, $19,200, an amount equal to MAWA was withdrawn.

The values of the feature are impacted prior to and after the withdrawals are taken as follows:

     o Prior to any withdrawals, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 4 - day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $18,900 ($315,000 x 6%).

           o In year 4 - day 92, $10,000 was withdrawn and is less than the MAWA of $18,900. The Income Base ($315,000) and the MAWA ($18,900) remained unchanged.

     o After the first withdrawal has been taken, the Minimum Income Base is no longer available and the Income Base is not increased until the next anniversary date, looking back at the Step-up Values after the first withdrawal.

           o In year 4 - day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($18,900) remained unchanged.

           o On the 4th anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the withdrawal and the 4th anniversary date, and the MAWA was increased to $19,200 ($320,000 x 6%).

     o Past the first anniversary date after the first withdrawal has been taken, the Income Base is not increased until the next anniversary date, looking back at the Step-up Values in the immediately preceding contract year.

           o In year 5 - day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($19,200) remained unchanged.

           o In year 5 - day 80, $19,200 was withdrawn and is equal to the MAWA of $19,200. The Income Base ($320,000) and the MAWA ($19,200) remained unchanged.

           o On the 5th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $19,500 ($325,000 x 6%).

           o In year 6 - day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($19,500) remained unchanged.

           o On the 6th anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $19,800 ($330,000 x 6%).


EXAMPLE 9: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in the Examples 6, 7 and 8 above, in addition to the following:

     o Withdrawal of 8% of Income Base taken in the sixth and seventh contract years.


                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE       AMOUNT
    6th Anniversary   $329,000        -           -       $330,000    $19,800
    Year 7 - Day 37   $321,000   $26,400          -       $322,769    $19,366
   Year 7 - Day 362   $323,000        -       $323,000    $322,769    $19,366
    7th Anniversary   $317,000        -           -       $323,000    $19,380
    Year 8 - Day 46   $307,000   $25,840          -       $315,745    $18,945
    8th Anniversary   $270,000        -           -       $315,745    $18,945

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (MAWA) as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

           o  In year 7 - day 37, the reduction proportion is 2.1912% ([$26,400
              - $19,800] / [$321,000 - $19,800]); the reduced Income Base is
              $322,769 ($330,000 x [1 - 2.1912%]) and the reduced MAWA is
              $19,366 ($322,769 x 6%).

           o In year 7 - day 362, there was a Step-up Value of $323,000, but the Income Base ($322,769) and the MAWA ($19,366) remained unchanged.

           o On the 7th anniversary date, the Income Base was increased to the Step-up Value $323,000 that had occurred after the excess withdrawal, and the MAWA was increased to $19,380 ($323,000 x 6%).

           o  In year 8 - day 46, the reduction proportion is 2.2460% ([$25,840
              - $19,380] / [$307,000 - $19,380]); the reduced Income Base is
              $315,745 ($323,000 x [1 - 2.2460%]); and the reduced MAWA is
              $18,945 ($315,745 x 6%).


EXAMPLE 10: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 6, 7, 8 and 9 above, in addition to the following:

     o Contract value as shown and reduced to $0 in Year 12 due to market conditions.

     o     MAWA withdrawals were taken every year.

     o     There were no Step-up Values after the 8th anniversary date.


                                                                       MAXIMUM
                        ASSUMED                                        ANNUAL     PROTECTED
                       CONTRACT   WITHDRAWAL   STEP-UP     INCOME    WITHDRAWAL    INCOME
     VALUE AS OF         VALUE       TAKEN      VALUE       BASE       AMOUNT      PAYMENT
    8th Anniversary   $270,000        -          -      $315,745    $18,945          -
    9th Anniversary   $150,000   $18,945         -      $315,745    $18,945          -
   10th Anniversary   $100,000   $18,945         -      $315,745    $18,945          -
   11th Anniversary   $ 50,000   $18,945         -      $315,745    $18,945          -
   Year 12 - Day 81   $      0   $18,945         -      $315,745    $18,945          -
   12th Anniversary   $      0   $     0         -      $315,745         -       $12,630

     o The Protected Income Payment of $12,630 ($315,745 x 4%) will be paid for the lifetime of the Covered Person.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2017, please see Appendix F for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.


The following details the Contract Value, Return of Purchase Payment and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.


Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date. Continuation Purchase Payments will not be accepted on or after the first contract anniversary if a Living Benefit was elected.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED A LIVING BENEFIT FEATURE.



CONTRACT VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

The Contract Value death benefit, included in the contract for no additional fee, will be equal to the contract value on the business day during which we receive all required documentation.

The Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit, if elected, are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.


RETURN OF PURCHASE PAYMENT AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:




A. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT


          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.


          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the


                                      E-1



              contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.


          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.




B. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT


          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                      E-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX F - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
                     CONTRACTS ISSUED PRIOR TO MAY 1, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Certain Death Benefits are no longer offered or have changed since first being offered. None of the death benefits described below are currently being offered. If your contract was issued prior to May 1, 2017 and you elected the standard death benefit option or the optional Maximum Anniversary Value death benefit, the following provisions are applicable to the benefit you elected.


DEATH BENEFIT DEFINED TERMS

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.


STANDARD DEATH BENEFIT

If you elected the standard death benefit, the Separate Account charge for your contract without election of any optional death benefit is 1.30% and includes the return of Purchase Payment Death Benefit fee of 0.15% as follows:


SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 (deducted from the average daily ending net asset value allocated to the Variable Portfolios)



  Separate Account Charge........................... 1.30%
  Maximum Anniversary Value Death Benefit Fee, if
     elected........................................ 0.25%
                                                     ----
  MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES.......... 1.55%
                                                     ====


STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit


                                      F-1



              is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION

THE FOLLOWING PROVISIONS APPLY TO THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the


                                      F-2

                     Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


                                      F-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     APPENDIX G - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




None of the Living Benefits described below are currently being offered.

Effective January 15, 2016, if you have elected a living benefit feature, we will not accept subsequent Purchase Payments on or after the 1st contract anniversary from your contract issue date. You may not establish a future automatic subsequent purchase payment plan, and any current payment plan has been terminated.

TABLE OF CONTENTS


Polaris Income Plus Daily..... G-1
Polaris Income Plus........... G-8
Polaris Income Builder........ G-17



POLARIS INCOME PLUS DAILY


If your contract was purchased between MAY 1, 2016 AND APRIL 30, 2017, the following describes the living benefit you elected.


HOW DOES POLARIS INCOME PLUS DAILY WORK?

Polaris Income Plus Daily offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Anniversaries, looking back at the prior Benefit Year's Step-up Values.

The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary.


WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?

The amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You elected an income option at the time you purchased your contract and your election may not be changed thereafter. Please see the table below for the income options that were available to you. If you purchased your contract through certain broker-dealers, all income options may not have been available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)'65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.


                                      G-1

If your contract was purchased between DECEMBER 19, 2016 AND APRIL 30, 2017 and you elected the optional Polaris Income Plus Daily living benefit, the following tables apply to the income option you elected:



                                                         POLARIS INCOME       POLARIS INCOME     POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON       PLUS DAILY           PLUS DAILY         PLUS DAILY
                AT FIRST WITHDRAWAL(1)                   INCOME OPTION 1      INCOME OPTION 2    INCOME OPTION 3
 One Covered Person (Age 45 - 59)                     3.75%  /  2.75%(4)   3.75%  /  2.75%(4)    3.0%  /  3.0%
 One Covered Person (Age 60 - 64)                     4.75%  /  2.75%(4)   4.75%  /  2.75%(4)   3.50%  /  3.50%
 One Covered Person (Age 65 - 71)                        6.0%  /  4.0%        7.0%  /  3.0%      5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                   6.5%  /  4.0%        7.5%  /  3.0%     5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                    3.25%  /  2.75%(5)   3.25%  /  2.75%(5)   2.75%  /  2.75%
 Two Covered Persons (Age 60 - 64)                    4.25%  /  2.75%(5)   4.25%  /  2.75%(5)   3.25%  /  3.25%
 Two Covered Persons (Age 65 - 71)                       5.5%  /  4.0%        6.5%  /  3.0%      4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                  6.0%  /  4.0%        7.0%  /  3.0%     4.75%  /  4.75%


(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.

If your contract was purchased between AUGUST 22, 2016 AND DECEMBER 18, 2016, and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3 living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rate are applicable:


IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:


                                                        POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON      PLUS DAILY         PLUS DAILY        PLUS DAILY
                AT FIRST WITHDRAWAL(1)                  INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)                     4.0%  /  3.0%(2)   4.0%  /  3.0%(2)   3.25%  /  3.25%
 One Covered Person (Age 60 - 64)                     5.0%  /  3.0%(2)   5.0%  /  3.0%(2)   3.75%  /  3.75%
 One Covered Person (Age 65 - 71)                       6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                  6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                    3.5%  /  3.0%(3)   3.5%  /  3.0%(3)    3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)                    4.5%  /  3.0%(3)   4.5%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)                      5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                 6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%

                                      G-2

IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND THE COVERED PERSON IS YOUNGER THAN AGE 68:


                                                        POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON      PLUS DAILY         PLUS DAILY        PLUS DAILY
                AT FIRST WITHDRAWAL(1)                  INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)                     3.5%  /  2.5%(4)   3.5%  /  2.5%(4)   2.75%  /  2.75%
 One Covered Person (Age 60 - 64)                     4.5%  /  2.5%(4)   4.5%  /  2.5%(4)   3.25%  /  3.25%
 One Covered Person (Age 65 - 67)                       5.5%  /  3.5%      6.5%  /  2.5%     4.5%  /  4.5%
 One Covered Person (Age 68 - 71)                       6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                  6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                    3.0%  /  2.5%(5)   3.0%  /  2.5%(5)    2.5%  /  2.5%
 Two Covered Persons (Age 60 - 64)                    4.0%  /  2.5%(5)   4.0%  /  2.5%(5)    3.0%  /  3.0%
 Two Covered Persons (Age 65 - 67)                      5.0%  /  3.5%      6.0%  /  2.5%     4.0%  /  4.0%
 Two Covered Persons (Age 68 - 71)                      5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                 6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.


If your contract was purchased between MAY 1, 2016 AND AUGUST 21, 2016, and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3 living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:


                                                        POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON      PLUS DAILY         PLUS DAILY        PLUS DAILY
                AT FIRST WITHDRAWAL(1)                  INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 64)                     5.5%  /  3.0%(2)   5.5%  /  3.0%(2)    4.0%  /  4.0%
 One Covered Person (Age 65 and Older)                  6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 Two Covered Persons (Age 45 - 64)                    5.0%  /  3.0%(3)   5.0%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)                 5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%

IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND THE COVERED PERSON IS YOUNGER THAN AGE 68:


                                                        POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON      PLUS DAILY         PLUS DAILY        PLUS DAILY
                AT FIRST WITHDRAWAL(1)                  INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 64)                     5.0%  /  2.5%(4)   5.0%  /  2.5%(4)    3.5%  /  3.5%
 One Covered Person (Age 65 and Older)                  5.5%  /  3.5%      6.5%  /  2.5%     4.5%  /  4.5%
 Two Covered Persons (Age 45 - 64)                    4.5%  /  2.5%(5)   4.5%  /  2.5%(5)    3.0%  /  3.0%
 Two Covered Persons (Age 65 and Older)                 5.0%  /  3.5%      6.0%  /  2.5%     4.0%  /  4.0%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.


                                      G-3





Are there investment requirements if I elect Polaris Income Plus Daily?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.

INVESTMENT REQUIREMENTS

If your contract was purchased between FEBRUARY 6, 2017 AND APRIL 30, 2017 and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3, you must allocate your assets in accordance with the following:



 10% SECURE        90% IN ONE OR MORE OF THE FOLLOWING VARIABLE
 VALUE ACCOUNT     PORTFOLIOS:
                   ASSET ALLOCATION PORTFOLIOS:
                   American Funds Asset Allocation SAST Portfolio
                   Asset Allocation
                   Asset Allocation: Diversified Growth
                   Balanced
                   SA BlackRock Multi-Asset Income
                   SA MFS Total Return
                   Strategic Multi-Asset
                   ACTIVELY MANAGED FUND-OF-FUNDS:
                   Managed Allocation Balanced
                   Managed Allocation Moderate
                   Managed Allocation Moderate Growth
                   Managed Allocation Growth
                   ACTIVELY MANAGED FUND-OF-FUNDS WITH VOLATILITY
                   CONTROL:
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
                   FIXED INCOME PORTFOLIOS:
                   Corporate Bond
                   Global Bond
                   Goldman Sachs VIT Government Money Market Fund
                   Government and Quality Bond
                   Real Return
                   SA JPMorgan MFS Core Bond Portfolio
                   Ultra Short Bond Portfolio
                   INDEX FUND-OF-FUNDS PORTFOLIOS:
                   SA Index Allocation 90/10
                   SA Index Allocation 80/20
                   SA Index Allocation 60/40
                   VOLATILITY CONTROL PORTFOLIOS:
                   SA BlackRock VCP Global Multi Asset Portfolio
                   SA Schroders VCP Global Allocation Portfolio
                   SA T. Rowe Price VCP Balanced Portfolio
                   VCP Managed Asset Allocation SAST Portfolio
                   VCP Total Return Balanced Portfolio
                   VCP Value (Invesco)
                   DCA FIXED ACCOUNTS*
                   6-Month DCA
                   1-Year DCA


If your contract was purchased between MAY 1, 2016 AND FEBRUARY 5, 2017 and you elected the optional Polaris


                                      G-4



Income Plus Daily Income Option 1, 2 or 3, you must allocate your assets in accordance with A or B:



  A     10% SECURE VALUE ACCOUNT AND SELECT ONLY ONE ALLOCATION (SEE
        POLARIS PORTFOLIO ALLOCATOR MODEL AND 50%-50%
        COMBINATION MODEL PROGRAM FOR CONTRACTS
        ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX FOR
        ALLOCATIONS):
        Allocation 1
        Allocation 2
        Allocation 3
        Allocation 4
  B     10% SECURE VALUE ACCOUNT AND SELECT UP TO 90% IN ONE OR MORE
        OF THE FOLLOWING VARIABLE PORTFOLIOS:
        ASSET ALLOCATION PORTFOLIOS:
        American Funds Asset Allocation SAST Portfolio
        Asset Allocation
        Asset Allocation: Diversified Growth
        Balanced
        SA BlackRock Multi-Asset Income
        SA MFS Total Return
        Strategic Multi-Asset
        ACTIVELY MANAGED FUND-OF-FUNDS:
        Managed Allocation Balanced
        Managed Allocation Moderate
        Managed Allocation Moderate Growth
        Managed Allocation Growth
        ACTIVELY MANAGED FUND-OF-FUNDS WITH VOLATILITY CONTROL:
        SunAmerica Dynamic Allocation Portfolio
        SunAmerica Dynamic Strategy Portfolio
        FIXED INCOME PORTFOLIOS:
        Corporate Bond
        Global Bond
        Goldman Sachs VIT Government Money Market Fund
        Government and Quality Bond
        Real Return
        SA JPMorgan MFS Core Bond Portfolio
        Ultra Short Bond Portfolio
        VOLATILITY CONTROL PORTFOLIOS:
        SA BlackRock VCP Global Multi Asset Portfolio
        SA Schroders VCP Global Allocation Portfolio
        SA T. Rowe Price VCP Balanced Portfolio
        VCP Managed Asset Allocation SAST Portfolio
        VCP Total Return Balanced Portfolio
        VCP Value (Invesco)
        DCA FIXED ACCOUNTS*
        6-Month DCA
        1-Year DCA


How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this living benefit because it allocates your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. Please see AUTOMATIC ASSET REBALANCING PROGRAM above.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.


                                      G-5



THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, WE DETERMINE THE EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How can the Income Base be increased for Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-Up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


What are the effects of withdrawals on Polaris Income Plus Daily?

The Maximum Annual Withdrawal Amount and the Income Bae may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced


                                      G-6



in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY AND EXPENSES IN THE PROSPECTUS ABOVE


What is the fee for Polaris Income Plus Daily?

The fee for Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2016 AND APRIL 30, 2017 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS DAILY, THE FOLLOWING FEES ARE
APPLICABLE:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in your prospectus are guaranteed for the life of your contract.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you


                                      G-7



annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

For Polaris Income Plus Daily, due to the investment requirements associated with the election of this living benefit, you may invest a portion of your assets in the following Variable Portfolios:

     o     SA BlackRock VCP Global Multi Asset Portfolio

     o     SA Schroders VCP Global Allocation Portfolio

     o     SA T. Rowe Price VCP Balanced Portfolio

     o     SunAmerica Dynamic Allocation Portfolio

     o     SunAmerica Dynamic Strategy Portfolio

     o     VCP Managed Asset Allocation SAST Portfolio

     o     VCP Total Return Balanced Portfolio

     o     VCP Value Portfolio

Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017


How does Polaris Income Plus work?

Polaris Income Plus locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary; the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). Please see "How can the Income Base and Income Credit Base be increased?" below.


What determines the amount I can receive each year?

The amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose an income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and


                                      G-8



whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)'65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.



POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


IF YOUR CONTRACT WAS PURCHASED BETWEEN AUGUST 22, 2016 AND APRIL 30, 2017, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:



                                                       POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON          INCOME                INCOME               INCOME
                AT FIRST WITHDRAWAL(1)                       OPTION 1              OPTION 2             OPTION 3
 One Covered Person (Age 45 - 59)                     4.0%  /  3.0%(2)      4.0%  /  3.0%(2)        3.25%  /  3.25%
 One Covered Person (Age 60 - 64)                     5.0%  /  3.0%(2)      5.0%  /  3.0%(2)        3.75%  /  3.75%
 One Covered Person (Age 65 - 71)                        6.0%  /  4.0%         7.0%  /  3.0%         5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                   6.5%  /  4.0%         7.5%  /  3.0%        5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                    3.5%  /  3.0%(3)      3.5%  /  3.0%(3)         3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)                    4.5%  /  3.0%(3)      4.5%  /  3.0%(3)         3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)                       5.5%  /  4.0%         6.5%  /  3.0%         4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                  6.0%  /  4.0%         7.0%  /  3.0%        4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND AUGUST 21, 2016, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE
APPLICABLE:


                                                       POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON          INCOME                INCOME               INCOME
                AT FIRST WITHDRAWAL(1)                       OPTION 1              OPTION 2             OPTION 3
 One Covered Person (Age 64 and Younger)              5.5%  /  3.0%(2)      5.5%  /  3.0%(2)         4.0%  /  4.0%
 One Covered Person (Age 65 and Older)                   6.0%  /  4.0%           7.0% / 3.0          5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)             5.0%  /  3.0%(3)      5.0%  /  3.0%(3)         3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)                  5.5%  /  4.0%         6.5%  /  3.0%         4.5%  /  4.5%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.



                                      G-9




POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017: INCOME CREDIT

IF YOU CONTRACT WAS PURCHASED BETWEEN DECEMBER 19, 2016 AND APRIL 30, 2017 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:




    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)            INCOME CREDIT AVAILABILITY
         6.0%         Available during the first 12 Benefit Years -
                          the Income Credit is REDUCED in years
                                  withdrawals are taken


IF YOU CONTRACT WAS PURCHASED BETWEEN AUGUST 22, 2016 AND DECEMBER 18, 2016 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:


    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)            INCOME CREDIT AVAILABILITY
         5.5%         Available during the first 12 Benefit Years -
                          the Income Credit is REDUCED in years
                                  withdrawals are taken

IF YOU CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND AUGUST 21, 2016 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS LIVING BENEFIT, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:


    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)            INCOME CREDIT AVAILABILITY
         6.0%         Available during the first 12 Benefit Years -
                          the Income Credit is REDUCED in years
                                  withdrawals are taken

Are there investment requirements if I elect Polaris Income Plus?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.


You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or 1-Year Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.


You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.



POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017: INVESTMENT REQUIREMENTS

IF YOUR CONTRACT WAS PURCHASED BETWEEN FEBRUARY 6, 2017 AND APRIL 30, 2017, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH THE FOLLOWING:



 10% Secure        Up to 90% in one or more of the following Variable
 Value Account     Portfolios, except as otherwise noted:
                   Corporate Bond
                   Global Bond
                   Goldman Sachs VIT Government Money Market Fund
                   Government and Quality Bond
                   Real Return
                   SA BlackRock VCP Global Multi Asset Portfolio*
                   SA JPMorgan MFS Core Bond
                   SA Schroders VCP Global Allocation Portfolio*
                   SA T. Rowe Price VCP Balanced Portfolio*
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
                   Ultra Short Bond Portfolio
                   VCP Managed Asset Allocation SAST Portfolio*
                   VCP Total Return Balanced Portfolio*
                   VCP Value Portfolio*
                   * You may invest up to a maximum of 50% in each of
                   these Variable Portfolios.

                                      G-10



IF YOUR CONTRACT WAS PURCHASED BETWEEN JANUARY 25, 2016 AND FEBRUARY 5, 2017, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH A, B, C, D OR E:


  A   10% Secure      30% SunAmerica Dynamic Strategy Portfolio;
      Value Account   30% SA BlackRock VCP Global Multi Asset Portfolio;
                      and
                      30% VCP Managed Asset Allocation Portfolio
  B   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SA Schroders VCP Global Allocation Portfolio;
                      and
                      30% VCP Value Portfolio
  C   10% Secure      30% VCP Total Return Balanced Portfolio;
      Value Account   30% SA T. Rowe Price VCP Balanced Portfolio; and
                      30% SA Schroders VCP Global Allocation Portfolio
  D   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   20% SA BlackRock VCP Global Multi Asset Portfolio;
                      20% VCP Total Return Balanced Portfolio; and
                      20% SA T. Rowe Price VCP Balanced Portfolio
  E   10% Secure      Up to 90% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND JANUARY 24, 2016, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH A, B, C, D OR E:



  A   10% Secure      45% SunAmerica Dynamic Allocation Portfolio;
      Value Account   45% SunAmerica Dynamic Strategy Portfolio;
  B   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SunAmerica Dynamic Strategy Portfolio;
                      10% VCP Managed Asset Allocation SAST Portfolio
                      10% VCP Total Return Balanced Portfolio; and
                      10% VCP Value Portfolio
  C   10% Secure      18% SunAmerica Dynamic Allocation Portfolio;
      Value Account   18% SunAmerica Dynamic Strategy Portfolio;
                      18% VCP Managed Asset Allocation SAST Portfolio
                      18% VCP Total Return Balanced Portfolio; and
                      18% VCP Value Portfolio
  D   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   20% VCP Managed Asset Allocation SAST Portfolio
                      20% VCP Total Return Balanced Portfolio, and
                      20% VCP Value Portfolio
  E   10% Secure      Up to 80% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.


How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.


To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios, DCA Fixed Accounts or 1-Year Fixed Account, if available. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any



                                      G-11



withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus?

The benefit offered by Polaris Income Plus is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.


FIFTH, we determine the INCOME CREDIT. The Income Credit is equal to a percentage ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. PLEASE SEE THE INCOME CREDIT TABLES ABOVE FOR THE INCOME CREDIT PERCENTAGE APPLICABLE TO YOUR CONTRACT. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than Income Credit Percentage and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.


SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit base, if applicable. If you contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Persons(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elected, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal


                                      G-12



Percentage. If you contract value is reduced to zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECT OF WITHDRAWALS ON POLARIS INCOME PLUS" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Plus?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. Since Highest Anniversary Values are determined only on the Benefit Year Anniversaries, your Income Base and Income Credit Base will not increase if your contract value is higher on days other than the Benefit Year Anniversaries.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME PLUS?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS?" BELOW.


What are the effects of withdrawals on Polaris Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.


                                      G-13



     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.


What is the fee for Polaris Income Plus?

The fee for Polaris Income Plus is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

An increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.


If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract before the end of a Benefit Quarter, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.



What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under this Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.


                                      G-14



In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.


If the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than the Income Credit Percentage (applicable to you), an Income Credit equal to the difference between the RMD and Income Credit Percentage will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than the Income Credit Percentage, no Income Credit will be included in the calculation of the Income Base.



What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


                                      G-15



What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Plus. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:


   CANCELLATION
 REQUEST RECEIVED                CANCELLATION EFFECTIVE DATE
     Years 1-5                  5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the receipt
                                 of the cancellation request

Once cancellation is effective, the guarantees under Polaris Income Plus are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market or similar portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. Please see the STATE CONTRACT AVAILABILITY AND/OR VARIABILITY Appendix for state specific information regarding amounts allocated to the Secure Value Account and Automatic Asset Allocation Rebalancing Program upon cancellation of the Living Benefit.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or


                                      G-16



     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "Can I elect to cancel my Living Benefit?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

We reserve the right to modify, suspend or terminate the optional Living Benefits at any time for prospectively issued contracts.


POLARIS INCOME BUILDER FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017


How does Polaris Income Builder work?

Polaris Income Builder locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary; the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). Please see "How can the Income Base and Income Credit Base be increased?" below.


What determines the amount I can receive each year?

The amount that you receive depends on which income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)'65th birthday. Please see "What happens if the contract value is reduced to zero while the Income Base is greater than zero?" and "What happens to my Living Benefit upon the Latest Annuity Date?" below.


POLARIS INCOME BUILDER FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017
MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


                                      G-17




IF YOUR CONTRACT WAS PURCHASED BETWEEN FEBRUARY 29, 2016 AND APRIL 30, 2017, AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:



  NUMBER OF COVERED PERSONS AND AGE OF      POLARIS INCOME
  COVERED PERSON AT FIRST WITHDRAWAL(1)         BUILDER
 One Covered Person (Age 65 and Older)     5.40%  /  5.40%
 Two Covered Persons (Age 65 and Older)    4.90%  /  4.90%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND FEBRUARY 28, 2016, AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:


  NUMBER OF COVERED PERSONS AND AGE OF      POLARIS INCOME
  COVERED PERSON AT FIRST WITHDRAWAL(1)         BUILDER
 One Covered Person (Age 65 and Older)     5.50%  /  5.25%
 Two Covered Persons (Age 65 and Older)     5.0%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.



POLARIS INCOME BUILDER FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017: INCOME CREDIT

IF YOU CONTRACT WAS PURCHASED BETWEEN AUGUST 22, 2016 AND APRIL 30, 2017 AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:



    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)            INCOME CREDIT AVAILABILITY
         5.0%         Available during the first 12 Benefit Years -
                          the Income Credit is REDUCED in years
                                  withdrawals are taken

IF YOU CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND AUGUST 21, 2016 AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:


    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)            INCOME CREDIT AVAILABILITY
         6.0%         Available during the first 12 Benefit Years -
                          the Income Credit is REDUCED in years
                                  withdrawals are taken

Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.



POLARIS INCOME BUILDER FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017: INVESTMENT REQUIREMENTS

IF YOUR CONTRACT WAS PURCHASED BETWEEN FEBRUARY 6, 2017 AND APRIL 30, 2017, AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH THE FOLLOWING:



 10% Secure        Up to 90% in one or more of the following Variable
 Value Account     Portfolios, except as otherwise noted:
                   Corporate Bond
                   Global Bond
                   Goldman Sachs VIT Government Money Market Fund
                   Government and Quality Bond
                   Real Return
                   SA BlackRock VCP Global Multi Asset Portfolio*
                   SA JPMorgan MFS Core Bond
                   SA Schroders VCP Global Allocation Portfolio*
                   SA T. Rowe Price VCP Balanced Portfolio*
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
                   Ultra Short Bond Portfolio
                   VCP Managed Asset Allocation SAST Portfolio*
                   VCP Total Return Balanced Portfolio*
                   VCP Value Portfolio*
                   * You may invest up to a maximum of 50% in each of
                   these Variable Portfolios.

                                      G-18



IF YOUR CONTRACT WAS PURCHASED BETWEEN JANUARY 25, 2016 AND FEBRUARY 5, 2017, AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH A, B, C, D OR E:


  A   10% Secure      30% SunAmerica Dynamic Strategy Portfolio;
      Value Account   30% SA BlackRock VCP Global Multi Asset Portfolio;
                      and
                      30% VCP Managed Asset Allocation Portfolio
  B   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SA Schroders VCP Global Allocation Portfolio;
                      and
                      30% VCP Value Portfolio
  C   10% Secure      30% VCP Total Return Balanced Portfolio;
      Value Account   30% SA T. Rowe Price VCP Balanced Portfolio; and
                      30% SA Schroders VCP Global Allocation Portfolio
  D   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   20% SA BlackRock VCP Global Multi Asset Portfolio;
                      20% VCP Total Return Balanced Portfolio; and
                      20% SA T. Rowe Price VCP Balanced Portfolio
  E   10% Secure      Up to 90% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND JANUARY 24, 2016, AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH A, B, C, D OR E:


  A   10% Secure      45% SunAmerica Dynamic Allocation Portfolio; and
      Value Account   45% SunAmerica Dynamic Strategy Portfolio
  B   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SunAmerica Dynamic Strategy Portfolio
                      10% VCP Managed Asset Allocation SAST Portfolio
                      10% VCP Total Return Balanced Portfolio; and
                      10% VCP Value Portfolio
  C   10% Secure      18% SunAmerica Dynamic Allocation Portfolio;
      Value Account   18% SunAmerica Dynamic Strategy Portfolio
                      18% VCP Managed Asset Allocation SAST Portfolio
                      18% VCP Total Return Balanced Portfolio; and
                      18% VCP Value Portfolio
  D   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   20% VCP Managed Asset Allocation SAST Portfolio
                      20% VCP Total Return Balanced Portfolio
                      20% VCP Value Portfolio
  E   10% Secure      Up to 90% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.

How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.


To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios, DCA Fixed Accounts or 1-Year Fixed Account, if available. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any



                                      G-19



withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Builder?

The benefit offered by Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary. The MINIMUM INCOME BASE is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT. PLEASE SEE THE INCOME CREDIT TABLES ABOVE TO DETERMINE THE INCOME CREDIT APPLICABLE TO YOU.

The Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

PLEASE SEE THE TABLE UNDER "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal


                                      G-20



Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Builder?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME BUILDER?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS POLARIS INCOME BUILDER?" BELOW.


What are the effects of withdrawals on Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.


                                      G-21



     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.


What is the fee for Polaris Income Builder?

The fee for Polaris Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.


If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.



What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.


In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.



                                      G-22



When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

No Income Credit will be included in the calculation of the Income Base when an RMD is taken.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


                                      G-23



What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Builder. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:


   CANCELLATION                         CANCELLATION
 REQUEST RECEIVED                      EFFECTIVE DATE
     Years 1-5                  5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the receipt
                                 of the cancellation request


Once cancellation is effective, the guarantees under Polaris Income Builder are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.


If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Builder?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market or similar portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. Please see the STATE CONTRACT AVAILABILITY AND/OR VARIABILITY Appendix for state specific information regarding amounts allocated to the Secure Value Account and Automatic Asset Allocation Rebalancing Program upon cancellation of the Living Benefit.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or


                                      G-24



     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "Can I elect to cancel my Living Benefit?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

We reserve the right to modify, suspend or terminate the optional Living Benefits at any time for prospectively issued contracts.


                                      G-25

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX H - POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL

             PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES, THE POLARIS ALLOCATOR PROGRAM IS NO LONGER OFFERED.

IF YOU INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.

ADDITIONALLY, IF YOU ELECTED A LIVING BENEFIT WHICH ALLOWED POLARIS PORTFOLIO ALLOCATOR MODELS AS PART OF THE INVESTMENT REQUIREMENTS, you may trade out of your allocation at any time into any investment that meets your Living Benefit's investment requirements, including the asset allocation of the Variable Portfolios listed in the table below ("Allocations"). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for Living Benefits which previously allowed Polaris Portfolio Allocator Models.

ALLOCATIONS
(EFFECTIVE FEBRUARY 6, 2017)


   VARIABLE PORTFOLIOS       ALLOCATION 1     ALLOCATION 2     ALLOCATION 3     ALLOCATION 4*
 American Funds
   Global Growth
   SAST                           2.0%             3.0%             4.0%             6.0%
 American Funds
   Growth-Income
   SAST                           0.0%             0.0%             1.0%             4.0%
 Blue Chip Growth                 2.0%             3.0%             4.0%             4.0%
 Capital Appreciation             3.0%             3.0%             4.0%             5.0%
 Capital Growth                   2.0%             3.0%             3.0%             4.0%
 Corporate Bond                  10.0%             8.0%             7.0%             1.0%
 "Dogs" of Wall Street            3.0%             3.0%             3.0%             5.0%
 Emerging Markets                 0.0%             1.0%             2.0%             2.0%
 Equity Opportunities             3.0%             4.0%             4.0%             6.0%
 Foreign Value                    3.0%             3.0%             3.0%             4.0%
 Global Bond                      4.0%             4.0%             2.0%             2.0%
 Government and
   Quality Bond                   8.0%             8.0%             7.0%             2.0%
 Growth-Income                    6.0%             7.0%             8.0%             8.0%
 High-Yield Bond                  4.0%             3.0%             2.0%             0.0%
 International
   Diversified Equities           3.0%             3.0%             4.0%             5.0%
 Invesco V.I. Comstock
   Fund, Series II
   Shares                         5.0%             5.0%             6.0%             8.0%
 Invesco V.I. Growth
   and Income Fund,
   Series II Shares               6.0%             7.0%             8.0%             8.0%
 Real Estate                      0.0%             0.0%             0.0%             1.0%
 Real Return                      5.0%             3.0%             2.0%             0.0%
 SA AB Growth                     1.0%             1.0%             1.0%             2.0%
 SA Janus Focused
   Growth                         0.0%             1.0%             1.0%             2.0%
 SA JPMorgan MFS
   Core Bond                     17.0%            13.0%            10.0%             5.0%
 SA Legg Mason BW
   Large Cap Value                4.0%             4.0%             4.0%             5.0%
 SA MFS
   Massachusetts
   Investors Trust                6.0%             6.0%             7.0%             8.0%
 Small & Mid Cap
   Value                          1.0%             1.0%             1.0%             2.0%
 Small Company Value              0.0%             2.0%             2.0%             1.0%
 Ultra Short Bond                 2.0%             1.0%             0.0%             0.0%
                  TOTAL           100%             100%             100%             100%

* Allocation 4 above is only available if you elected the Polaris Income Plus Daily Living Benefit prior to February 6, 2017.


                                      H-1

EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES THE COMBINATION MODEL PROGRAM WILL NO LONGER BE OFFERED.

IF YOU INVESTED IN A COMBINATION MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a 50%-50% Combination Model and you may no longer trade into any other Combination Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.


                                      H-2



        Please forward a copy (without charge) of the Polaris Platinum Elite Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: The Variable Annuity Life Insurance Company

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                      THE VARIABLE ANNUITY LIFE INSURANCE
                           COMPANY SEPARATE ACCOUNT A

                    POLARIS PLATINUM ELITE VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2017, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570

                                  MAY 1, 2017

                               TABLE OF CONTENTS



                                                                      Page
                                                                     -----
Separate Account and the Company....................................    3
General Account.....................................................    3
Master-Feeder Structure.............................................    4
Information Regarding the Use of the Volatility Index ("VIX").......    4
Performance Data....................................................    5
Annuity Income Payments.............................................    7
Annuity Unit Values.................................................    7
Taxes...............................................................    9
Distribution of Contracts...........................................   16
Financial Statements................................................   17

                        SEPARATE ACCOUNT AND THE COMPANY

The Variable Annuity Life Insurance Company ("VALIC" or "Company") is a life insurance company organized under the laws of the state of Texas on August 20, 1968. VALIC's home office is 2929 Allen Parkway, Houston, Texas 77019. VALIC is successor in interest to a company originally organized under the laws of Washington, D.C. on December 21, 1955. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

VALIC Separate Account A is a separate account of VALIC, established under Texas law on July 25, 1979. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                                GENERAL ACCOUNT

The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                            MASTER-FEEDER STRUCTURE

The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, American Funds Asset Allocation SAST Portfolio, and VCP Managed Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").

Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management, LLC ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the underlying fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

      - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

      - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.


         INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")

This variable annuity is not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.


                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).
Performance data for the various Variable Portfolios are computed in the manner described below.

GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     Base Period Return = (EV - SV - CMF) / (SV)

where:


     SV    =   value of one Accumulation Unit at the start of a 7 day period
     EV    =   value of one Accumulation Unit at the end of the 7 day period
     CMF   =   an allocated portion of the $50 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Goldman Sachs VIT Government Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

The Goldman Sachs VIT Government Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


                                                         365/7
       Effective Yield   =   [(Base Period Return + 1)           - 1]

The yield quoted should not be considered a representation of the yield of the Goldman Sachs VIT Government Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Goldman Sachs VIT Government Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Goldman Sachs VIT Government Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Fund's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Goldman Sachs VIT Government Money Market Fund compute their performance data as "total return." Total return figures are derived from historical data and are not intended to be a projection of future performance.

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


                     n
     P     (1 + T)       =   ERV

where:



     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     ERV   =   redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)


The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.

These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.


                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:


   (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

   (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.


The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:


     NIF   =   ($11.46/$11.44)
           =   1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                               (1/12)
     1/        [(1.035)                   ]   =   0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the

AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:

     First variable annuity income payment = $5.21 x ($116,412.31/$1000) =
$606.51

The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

     Annuity Units = $606.51/$13.256932 = 45.750404


The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:


     Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.


                                     TAXES

GENERAL

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

      -   after attaining age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the Code);

      - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      -   under an immediate annuity contract;

      - which are attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -   after attainment of age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -   distributions from IRAs for certain higher education expenses;

      -   distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

      - payments to certain reservists called up for active duty after September 11, 2001; or

      - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or "transferred to another eligible plan in a direct trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn.

The new Contract owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

      -   a citizen or resident of the United States

      - a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

      - any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2017 is the lesser of 100% of includible compensation or $18,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2017 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2017 may not exceed the lesser of $54,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2017 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2017. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2017 of less than $99,000, your contribution may be fully deductible; if your income is between $99,000 and $119,000, your contribution may be partially deductible and if your income is $119,000 or more, your contribution may not be deductible. If you are single and your income in 2017 is less than $62,000, your contribution may be fully deductible;

if your income is between $62,000 and $72,000, your contribution may be partially deductible and if your income is $72,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2017 is between $186,000 and $196,000, your contribution may be partially deductible.


(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2017 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2017. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2017 is less than: $186,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $118,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


                           DISTRIBUTION OF CONTRACTS


The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for The Variable Annuity Life Insurance Company Separate Account A and The Variable Annuity Life Insurance Company ("VALIC").

You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

      - Audited Financial Statements of The Variable Annuity Life Insurance Company Separate Account A for the year ended December 31, 2016.

      - Audited Consolidated Financial Statements of The Variable Annuity Life Insurance Company for the years ended December 31, 2016, 2015 and 2014.

The financial statements of VALIC should be considered only as bearing on the ability of VALIC to meet its obligation under the contracts.

                                                             Separate Account A
                                    The Variable Annuity Life Insurance Company

                                                                           2016

                                                                  Annual Report

                                                              December 31, 2016

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Variable Annuity Life Insurance Company and the Contract Owners of The Variable Annuity Life Insurance Company Separate Account A

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts of The Variable Annuity Life Insurance Company Separate Account A sponsored by The Variable Annuity Life Insurance Company, as indicated in Note 1, as of December 31, 2016, the results of each of their operations and changes in net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of The Variable Annuity Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the mutual fund companies and transfer agents, provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 24, 2017

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

--------------------------------------------------------------------------------

                                                                                   Contract   Contract     Net Assets
                                                        Due from (to)              Owners -   Owners -   Attributable to
                                         Investments at    General                 Annuity  Accumulation Contract Owner
Sub-accounts                               Fair Value   Account, Net   Net Assets  Reserves   Reserves      Reserves
------------                             -------------- ------------- ------------ -------- ------------ ---------------
American Beacon Holland Large Cap
  Growth Fund I Investor                  $ 57,405,527    $ (3,460)   $ 57,402,067 $  9,813 $ 57,392,254  $ 57,402,067
AST Capital Appreciation Portfolio
  Class 3                                      868,788          --         868,788       --      868,788       868,788
AST Government and Quality Bond
  Portfolio Class 3                          1,428,187          --       1,428,187       --    1,428,187     1,428,187
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                             95,603          --          95,603       --       95,603        95,603
AST Natural Resources Portfolio Class 3         13,477          --          13,477       --       13,477        13,477
Ariel Appreciation Fund Investor Class     415,598,586     (38,284)    415,560,302  371,235  415,189,067   415,560,302
Ariel Fund Investor Class                  438,287,084     (45,608)    438,241,476  181,032  438,060,444   438,241,476
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2                    3,499          --           3,499       --        3,499         3,499
FTVIP Franklin Income VIP Fund Class 2         645,658          --         645,658       --      645,658       645,658
Goldman Sachs VIT Government Money
  Market Fund Service Class                    175,364          --         175,364       --      175,364       175,364
Invesco V.I. Balanced-Risk Commodity
  Strategy Fund Class R5                   195,156,787     (40,497)    195,116,290   43,576  195,072,714   195,116,290
Invesco V.I. Comstock Fund Series II           931,540          --         931,540       --      931,540       931,540
Invesco V.I. Growth and Income Fund
  Series II                                  1,088,719          --       1,088,719       --    1,088,719     1,088,719
Lord Abbett Fund Growth and Income
  Portfolio Class VC                            91,268          --          91,268       --       91,268        91,268
SST Allocation Balanced Portfolio
  Class 3                                      491,121          --         491,121       --      491,121       491,121
SST Allocation Growth Portfolio Class 3        506,053          --         506,053       --      506,053       506,053
SST Allocation Moderate Growth
  Portfolio Class 3                            739,763          --         739,763       --      739,763       739,763
SST Allocation Moderate Portfolio
  Class 3                                      803,369          --         803,369       --      803,369       803,369
SST Real Return Portfolio Class 3              515,635          --         515,635       --      515,635       515,635
SunAmerica 2020 High Watermark Fund
  Class I                                    7,335,005      (2,227)      7,332,778       --    7,332,778     7,332,778
SAST Aggressive Growth Portfolio Class 3        74,893          --          74,893       --       74,893        74,893
SAST SA AB Growth Portfolio Class 3            222,745          --         222,745       --      222,745       222,745
SAST American Funds Asset Allocation
  Portfolio Class 3                          2,808,498          --       2,808,498       --    2,808,498     2,808,498
SAST American Funds Global Growth
  Portfolio Class 3                            617,828          --         617,828       --      617,828       617,828
SAST American Funds Growth Portfolio
  Class 3                                      520,813          --         520,813       --      520,813       520,813
SAST American Funds Growth-Income
  Portfolio Class 3                            967,240          --         967,240       --      967,240       967,240
SAST Balanced Portfolio Class 3                595,830          --         595,830       --      595,830       595,830
SAST BlackRock VCP Global Multi-Asset
  Portfolio Class 3                         11,580,535          --      11,580,535       --   11,580,535    11,580,535
SAST Blue Chip Growth Portfolio Class 3        518,139          --         518,139       --      518,139       518,139
SAST Capital Growth Portfolio Class 3          420,253          --         420,253       --      420,253       420,253
SAST Corporate Bond Portfolio Class 3        2,115,527          --       2,115,527       --    2,115,527     2,115,527
SAST Dogs of Wall Street Portfolio
  Class 3                                    1,320,918          --       1,320,918       --    1,320,918     1,320,918
SAST Dynamic Allocation Portfolio
  Class 3                                   43,002,007          --      43,002,007       --   43,002,007    43,002,007
SAST Dynamic Strategy Portfolio Class 3     35,910,454          --      35,910,454       --   35,910,454    35,910,454
SAST Emerging Markets Portfolio Class 3        189,777          --         189,777       --      189,777       189,777
SAST Equity Opportunities Portfolio
  Class 3                                      889,133          --         889,133       --      889,133       889,133
SAST Foreign Value Portfolio Class 3           408,274          --         408,274       --      408,274       408,274
SAST Global Bond Portfolio Class 3             938,530          --         938,530       --      938,530       938,530
SAST Global Equities Portfolio Class 3           1,800          --           1,800       --        1,800         1,800
SAST Growth Opportunities Portfolio
  Class 3                                       28,621          --          28,621       --       28,621        28,621
SAST Growth-Income Portfolio Class 3         1,066,113          --       1,066,113       --    1,066,113     1,066,113
SAST High-Yield Bond Portfolio Class 3         330,929          --         330,929       --      330,929       330,929
SAST International Diversified Equities
  Portfolio Class 3                            508,712          --         508,712       --      508,712       508,712
SAST International Growth and Income
  Portfolio Class 3                             91,918          --          91,918       --       91,918        91,918
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3                      981,427          --         981,427       --      981,427       981,427
SAST SA MFS Total Return Bond Portfolio
  Class 3                                      480,060          --         480,060       --      480,060       480,060
SAST Mid-Cap Growth Portfolio Class 3           67,576          --          67,576       --       67,576        67,576
SAST Real Estate Portfolio Class 3              53,937          --          53,937       --       53,937        53,937
SAST SA Janus Focused Growth Portfolio
  Class 3                                      256,997          --         256,997       --      256,997       256,997
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                          2,067,602          --       2,067,602       --    2,067,602     2,067,602
SAST SA Legg Mason BW Large Cap Value
  Portfolio Class 3                            636,897          --         636,897       --      636,897       636,897
SAST Schroder's VCP Global Allocation
  Portfolio Class 3                          6,003,699          --       6,003,699       --    6,003,699     6,003,699
SAST Small & Mid Cap Value Portfolio
  Class 3                                      342,554          --         342,554       --      342,554       342,554
SAST Small Company Value Portfolio
  Class 3                                      257,984          --         257,984       --      257,984       257,984
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                          9,423,063          --       9,423,063       --    9,423,063     9,423,063
SAST Technology Portfolio Class 3               66,469          --          66,469       --       66,469        66,469
SAST Telecom Utility Portfolio Class 3          39,868          --          39,868       --       39,868        39,868
SAST Ultra Short Bond Portfolio Class 3        209,133          (2)        209,131       --      209,131       209,131
SAST VCP Managed Asset Allocation SAST
  Portfolio Class 3                         20,214,005          --      20,214,005       --   20,214,005    20,214,005
SAST VCP Total Return Balanced
  Portfolio Class 3                         14,441,076          --      14,441,076       --   14,441,076    14,441,076
SAST VCP Value Portfolio Class 3             9,879,362          --       9,879,362       --    9,879,362     9,879,362
T. Rowe Price Retirement 2015 Advisor
  Class                                      5,915,331        (252)      5,915,079       --    5,915,079     5,915,079
T. Rowe Price Retirement 2020 Advisor
  Class                                     13,545,462        (911)     13,544,551       --   13,544,551    13,544,551
T. Rowe Price Retirement 2025 Advisor
  Class                                     10,234,131      (1,393)     10,232,738       --   10,232,738    10,232,738
T. Rowe Price Retirement 2030 Advisor
  Class                                     10,377,800      (1,444)     10,376,356       --   10,376,356    10,376,356
T. Rowe Price Retirement 2035 Advisor
  Class                                      8,105,738      (1,504)      8,104,234       --    8,104,234     8,104,234
T. Rowe Price Retirement 2040 Advisor
  Class                                      7,648,046      (1,235)      7,646,811       --    7,646,811     7,646,811
T. Rowe Price Retirement 2045 Advisor
  Class                                      4,520,609      (1,521)      4,519,088       --    4,519,088     4,519,088

--------------------------------------------------------------------------------
                                       2

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

--------------------------------------------------------------------------------

                                                        Due from (to)               Contract    Contract      Net Assets
                                                          Company's                 Owners -    Owners -    Attributable to
                                         Investments at    General                  Annuity   Accumulation  Contract Owner
Sub-accounts                               Fair Value   Account, Net   Net Assets   Reserves    Reserves       Reserves
------------                             -------------- ------------- ------------- --------- ------------- ---------------
T. Rowe Price Retirement 2050 Advisor
  Class                                      3,066,228        (845)       3,065,383        --     3,065,383      3,065,383
T. Rowe Price Retirement 2055 Advisor
  Class                                      1,194,789        (468)       1,194,321        --     1,194,321      1,194,321
T. Rowe Price Retirement 2060 Advisor
  Class                                        742,926        (276)         742,650        --       742,650        742,650
Vanguard LifeStrategy Conservative
  Growth Fund Inv Shares                    87,075,581     (11,090)      87,064,491        --    87,064,491     87,064,491
Vanguard LifeStrategy Growth Fund Inv
  Shares                                   218,372,189     (28,104)     218,344,085    11,965   218,332,120    218,344,085
Vanguard LifeStrategy Moderate Growth
  Fund Inv Shares                          226,296,617     (32,235)     226,264,382     9,296   226,255,086    226,264,382
Vanguard Long-Term Investment-Grade
  Fund Inv Shares                          293,384,242     (21,586)     293,362,656     6,812   293,355,844    293,362,656
Vanguard Long-Term Treasury Fund Inv
  Shares                                   241,641,008     (32,451)     241,608,557    53,542   241,555,015    241,608,557
Vanguard Wellington Fund Inv Shares      1,819,119,626    (172,774)   1,818,946,852 9,658,165 1,809,288,687  1,818,946,852
Vanguard Windsor II Fund Inv Shares      1,694,896,986    (180,982)   1,694,716,004   533,113 1,694,182,891  1,694,716,004
VALIC Company I Asset Allocation Fund      160,443,065     (23,120)     160,419,945    98,766   160,321,179    160,419,945
VALIC Company I Blue Chip Growth Fund      556,884,210     (74,451)     556,809,759    49,301   556,760,458    556,809,759
VALIC Company I Broad Cap Value Fund        46,791,482      (3,788)      46,787,694        --    46,787,694     46,787,694
VALIC Company I Capital Conservation
  Fund                                     144,474,866     (15,643)     144,459,223   152,250   144,306,973    144,459,223
VALIC Company I Core Equity Fund           237,016,393     (58,265)     236,958,128   205,147   236,752,981    236,958,128
VALIC Company I Dividend Value Fund        675,670,151     (72,356)     675,597,795   134,857   675,462,938    675,597,795
VALIC Company I Dynamic Allocation Fund    241,278,262      (9,939)     241,268,323        --   241,268,323    241,268,323
VALIC Company I Emerging Economies Fund    614,932,260     (88,376)     614,843,884    62,511   614,781,373    614,843,884
VALIC Company I Foreign Value Fund         752,865,615    (105,731)     752,759,884    81,168   752,678,716    752,759,884
VALIC Company I Global Real Estate Fund    327,704,584     (52,654)     327,651,930     2,857   327,649,073    327,651,930
VALIC Company I Global Social Awareness
  Fund                                     382,728,214     (42,859)     382,685,355   298,279   382,387,076    382,685,355
VALIC Company I Global Strategy Fund       406,497,906     (42,583)     406,455,323   156,424   406,298,899    406,455,323
VALIC Company I Government Money Market
  I Fund                                   324,122,172    (117,247)     324,004,925    17,355   323,987,570    324,004,925
VALIC Company I Government Securities
  Fund                                     109,572,786      11,080      109,583,866    92,166   109,491,700    109,583,866
VALIC Company I Growth & Income Fund       105,075,666     (15,371)     105,060,295    62,539   104,997,756    105,060,295
VALIC Company I Growth Fund                867,033,980    (130,124)     866,903,856   279,895   866,623,961    866,903,856
VALIC Company I Health Sciences Fund       671,883,695     (70,749)     671,812,946   121,292   671,691,654    671,812,946
VALIC Company I Inflation Protected Fund   412,343,451     (45,826)     412,297,625   110,601   412,187,024    412,297,625
VALIC Company I International Equities
  Index Fund                               871,211,793     (71,366)     871,140,427   115,907   871,024,520    871,140,427
VALIC Company I International
  Government Bond Fund                     181,862,703     (16,736)     181,845,967    29,918   181,816,049    181,845,967
VALIC Company I International Growth
  Fund                                     368,142,136     (47,135)     368,095,001   360,597   367,734,404    368,095,001
VALIC Company I Large Cap Core Fund        142,999,073     (26,247)     142,972,826     9,936   142,962,890    142,972,826
VALIC Company I Large Capital Growth
  Fund                                     368,116,668     (74,683)     368,041,985    99,962   367,942,023    368,041,985
VALIC Company I Mid Cap Index Fund       3,198,726,668    (277,980)   3,198,448,688 1,576,778 3,196,871,910  3,198,448,688
VALIC Company I Mid Cap Strategic
  Growth Fund                              230,137,000     (43,417)     230,093,583    47,911   230,045,672    230,093,583
VALIC Company I Nasdaq-100 Index Fund      299,042,701     (28,023)     299,014,678    49,600   298,965,078    299,014,678
VALIC Company I Science & Technology
  Fund                                     920,532,883    (157,997)     920,374,886   743,607   919,631,279    920,374,886
VALIC Company I Small Cap Aggressive
  Growth Fund                              106,763,668     (11,668)     106,752,000     9,795   106,742,205    106,752,000
VALIC Company I Small Cap Fund             315,062,948     (42,613)     315,020,335   254,486   314,765,849    315,020,335
VALIC Company I Small Cap Index Fund     1,057,008,030    (134,361)   1,056,873,669   610,702 1,056,262,967  1,056,873,669
VALIC Company I Small Cap Special
  Values Fund                              245,488,547     (20,839)     245,467,708    95,756   245,371,952    245,467,708
VALIC Company I Small Mid Growth Fund       99,392,886     (12,792)      99,380,094     9,692    99,370,402     99,380,094
VALIC Company I Stock Index Fund         3,985,623,401    (325,452)   3,985,297,949 4,706,673 3,980,591,276  3,985,297,949
VALIC Company I Value Fund                  91,309,137      (8,857)      91,300,280     4,139    91,296,141     91,300,280
VALIC Company II Aggressive Growth
  Lifestyle Fund                           530,559,662     (72,643)     530,487,019    64,881   530,422,138    530,487,019
VALIC Company II Capital Appreciation
  Fund                                      36,512,318      (3,152)      36,509,166        --    36,509,166     36,509,166
VALIC Company II Conservative Growth
  Lifestyle Fund                           323,785,078     (36,710)     323,748,368   384,432   323,363,936    323,748,368
VALIC Company II Core Bond Fund            892,839,589     (42,095)     892,797,494    10,704   892,786,790    892,797,494
VALIC Company II Government Money
  Market II Fund                           134,171,318     (18,308)     134,153,010    26,034   134,126,976    134,153,010
VALIC Company II High Yield Bond Fund      449,327,380     (42,855)     449,284,525    14,172   449,270,353    449,284,525
VALIC Company II International
  Opportunities Fund                       504,194,939     (68,645)     504,126,294    69,391   504,056,903    504,126,294
VALIC Company II Large Cap Value Fund      204,011,141     (31,124)     203,980,017        --   203,980,017    203,980,017
VALIC Company II Mid Cap Growth Fund       100,702,141     (25,191)     100,676,950    14,937   100,662,013    100,676,950
VALIC Company II Mid Cap Value Fund        919,421,721     (75,034)     919,346,687   155,636   919,191,051    919,346,687
VALIC Company II Moderate Growth
  Lifestyle Fund                           843,044,442    (109,073)     842,935,369    51,651   842,883,718    842,935,369
VALIC Company II Small Cap Growth Fund      75,443,738      (8,479)      75,435,259     7,677    75,427,582     75,435,259
VALIC Company II Small Cap Value Fund      502,317,010     (62,652)     502,254,358   154,153   502,100,205    502,254,358
VALIC Company II Socially Responsible
  Fund                                     734,153,070     (60,660)     734,092,410    40,945   734,051,465    734,092,410
VALIC Company II Strategic Bond Fund       585,313,522     (50,473)     585,263,049   140,542   585,122,507    585,263,049

--------------------------------------------------------------------------------
                                       3

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2016

--------------------------------------------------------------------------------

                                                                        Net Asset
                                                                        Value per Shares at Fair Cost of Shares
Sub-accounts                                                   Shares     Share       Value           Held      Level*
------------                                                 ---------- --------- -------------- -------------- ------
American Beacon Holland Large Cap Growth Fund I Investor      2,371,149  $24.21    $ 57,405,527   $ 53,589,940    1
AST Capital Appreciation Portfolio Class 3                       24,219   35.87         868,788        939,401    1
AST Government and Quality Bond Portfolio Class 3                96,299   14.83       1,428,187      1,477,194    1
AST SA BlackRock Multi-Asset Income Portfolio Class 3            15,416    6.20          95,603        106,966    1
AST Natural Resources Portfolio Class 3                             741   18.19          13,477         12,115    1
Ariel Appreciation Fund Investor Class                        8,835,004   47.04     415,598,586    395,844,520    1
Ariel Fund Investor Class                                     6,813,106   64.33     438,287,084    314,762,875    1
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2           494    7.08           3,499          3,417    1
FTVIP Franklin Income VIP Fund Class 2                           41,980   15.38         645,658        604,798    1
Goldman Sachs VIT Government Money Market Fund Service Class    175,364    1.00         175,364        175,364    1
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5  28,699,527    6.80     195,156,787    241,741,507    1
Invesco V.I. Comstock Fund Series II                             50,029   18.62         931,540        882,593    1
Invesco V.I. Growth and Income Fund Series II                    51,794   21.02       1,088,719      1,041,398    1
Lord Abbett Fund Growth and Income Portfolio Class VC             2,486   36.72          91,268         78,826    1
SST Allocation Balanced Portfolio Class 3                        47,369   10.37         491,121        521,100    1
SST Allocation Growth Portfolio Class 3                          39,810   12.71         506,053        499,012    1
SST Allocation Moderate Growth Portfolio Class 3                 68,867   10.74         739,763        862,223    1
SST Allocation Moderate Portfolio Class 3                        75,196   10.68         803,369        833,821    1
SST Real Return Portfolio Class 3                                53,604    9.62         515,635        513,750    1
SunAmerica 2020 High Watermark Fund Class I                     840,085    8.73       7,335,005      7,986,289    1
SAST Aggressive Growth Portfolio Class 3                          4,474   16.74          74,893         64,630    1
SAST SA AB Growth Portfolio Class 3                               6,226   35.77         222,745        241,449    1
SAST American Funds Asset Allocation Portfolio Class 3          214,437   13.10       2,808,498      2,911,267    1
SAST American Funds Global Growth Portfolio Class 3              55,430   11.15         617,828        686,562    1
SAST American Funds Growth Portfolio Class 3                     45,115   11.54         520,813        583,308    1
SAST American Funds Growth-Income Portfolio Class 3              78,991   12.24         967,240      1,014,840    1
SAST Balanced Portfolio Class 3                                  31,516   18.91         595,830        600,625    1
SAST BlackRock VCP Global Multi-Asset Portfolio Class 3       1,109,931   10.43      11,580,535     11,685,225    1
SAST Blue Chip Growth Portfolio Class 3                          49,239   10.52         518,139        509,501    1
SAST Capital Growth Portfolio Class 3                            31,207   13.47         420,253        415,657    1
SAST Corporate Bond Portfolio Class 3                           160,025   13.22       2,115,527      2,145,167    1
SAST Dogs of Wall Street Portfolio Class 3                       97,834   13.50       1,320,918      1,305,667    1
SAST Dynamic Allocation Portfolio Class 3                     3,517,575   12.22      43,002,007     42,506,247    1
SAST Dynamic Strategy Portfolio Class 3                       2,909,775   12.34      35,910,454     35,224,091    1
SAST Emerging Markets Portfolio Class 3                          28,926    6.56         189,777        188,482    1
SAST Equity Opportunities Portfolio Class 3                      44,439   20.01         889,133        841,701    1
SAST Foreign Value Portfolio Class 3                             28,632   14.26         408,274        414,366    1
SAST Global Bond Portfolio Class 3                               88,300   10.63         938,530        987,572    1
SAST Global Equities Portfolio Class 3                               95   18.90           1,800          1,745    1
SAST Growth Opportunities Portfolio Class 3                       3,993    7.17          28,621         31,542    1
SAST Growth-Income Portfolio Class 3                             32,812   32.49       1,066,113      1,015,357    1
SAST High-Yield Bond Portfolio Class 3                           57,932    5.71         330,929        326,015    1
SAST International Diversified Equities Portfolio Class 3        57,910    8.78         508,712        517,781    1
SAST International Growth and Income Portfolio Class 3           10,040    9.16          91,918         91,129    1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3      48,497   20.24         981,427        999,138    1
SAST SA MFS Total Return Bond Portfolio Class 3                  25,549   18.79         480,060        464,765    1
SAST Mid-Cap Growth Portfolio Class 3                             4,718   14.32          67,576         81,362    1
SAST Real Estate Portfolio Class 3                                3,605   14.96          53,937         54,551    1
SAST SA Janus Focused Growth Portfolio Class 3                   23,598   10.89         256,997        279,096    1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                239,967    8.74       2,067,602      2,122,787    1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3          32,464   19.62         636,897        696,759    1
SAST Schroder's VCP Global Allocation Portfolio Class 3         554,839   10.82       6,003,699      5,971,109    1
SAST Small & Mid Cap Value Portfolio Class 3                     18,290   18.73         342,554        306,653    1
SAST Small Company Value Portfolio Class 3                       10,506   24.56         257,984        240,467    1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3            882,234   10.68       9,423,063      9,333,181    1
SAST Technology Portfolio Class 3                                11,703    5.68          66,469         55,674    1
SAST Telecom Utility Portfolio Class 3                            2,922   13.64          39,868         40,834    1
SAST Ultra Short Bond Portfolio Class 3                          20,286   10.31         209,133        209,591    1
SAST VCP Managed Asset Allocation SAST Portfolio Class 3      1,571,087   12.87      20,214,005     19,580,323    1
SAST VCP Total Return Balanced Portfolio Class 3              1,298,237   11.12      14,441,076     13,931,563    1
SAST VCP Value Portfolio Class 3                                792,501   12.47       9,879,362      9,140,496    1
T. Rowe Price Retirement 2015 Advisor Class                     418,636   14.13       5,915,331      5,941,591    1
T. Rowe Price Retirement 2020 Advisor Class                     667,922   20.28      13,545,462     13,639,642    1
T. Rowe Price Retirement 2025 Advisor Class                     663,262   15.43      10,234,131     10,225,883    1
T. Rowe Price Retirement 2030 Advisor Class                     464,331   22.35      10,377,800     10,505,441    1
T. Rowe Price Retirement 2035 Advisor Class                     499,737   16.22       8,105,738      8,176,551    1
T. Rowe Price Retirement 2040 Advisor Class                     332,235   23.02       7,648,046      7,595,285    1

--------------------------------------------------------------------------------
                                       4

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2016

--------------------------------------------------------------------------------

                                                                         Net Asset
                                                                         Value per Shares at Fair Cost of Shares
Sub-accounts                                                   Shares      Share       Value           Held      Level*
------------                                                 ----------- --------- -------------- -------------- ------
T. Rowe Price Retirement 2045 Advisor Class                      290,901   15.54       4,520,609      4,495,866    1
T. Rowe Price Retirement 2050 Advisor Class                      235,140   13.04       3,066,228      3,086,683    1
T. Rowe Price Retirement 2055 Advisor Class                       91,205   13.10       1,194,789      1,186,697    1
T. Rowe Price Retirement 2060 Advisor Class                       73,484   10.11         742,926        718,409    1
Vanguard LifeStrategy Conservative Growth Fund Inv Shares      4,722,103   18.44      87,075,581     83,433,304    1
Vanguard LifeStrategy Growth Fund Inv Shares                   7,563,983   28.87     218,372,189    162,638,612    1
Vanguard LifeStrategy Moderate Growth Fund Inv Shares          9,370,460   24.15     226,296,617    184,665,626    1
Vanguard Long-Term Investment-Grade Fund Inv Shares           29,163,149   10.06     293,384,242    306,892,685    1
Vanguard Long-Term Treasury Fund Inv Shares                   20,582,709   11.74     241,641,008    259,066,415    1
Vanguard Wellington Fund Inv Shares                           46,572,443   39.06   1,819,119,626  1,377,218,449    1
Vanguard Windsor II Fund Inv Shares                           48,232,697   35.14   1,694,896,986  1,185,878,991    1
VALIC Company I Asset Allocation Fund                         14,746,605   10.88     160,443,065    161,714,061    1
VALIC Company I Blue Chip Growth Fund                         34,503,359   16.14     556,884,210    374,350,831    1
VALIC Company I Broad Cap Value Fund                           2,993,697   15.63      46,791,482     39,681,231    1
VALIC Company I Capital Conservation Fund                     14,652,623    9.86     144,474,866    145,585,143    1
VALIC Company I Core Equity Fund                              10,952,698   21.64     237,016,393    108,296,626    1
VALIC Company I Dividend Value Fund                           52,745,523   12.81     675,670,151    607,673,515    1
VALIC Company I Dynamic Allocation Fund                       21,756,381   11.09     241,278,262    243,911,248    1
VALIC Company I Emerging Economies Fund                       90,564,398    6.79     614,932,260    678,984,244    1
VALIC Company I Foreign Value Fund                            77,855,803    9.67     752,865,615    596,707,829    1
VALIC Company I Global Real Estate Fund                       41,481,593    7.90     327,704,584    336,544,790    1
VALIC Company I Global Social Awareness Fund                  17,492,149   21.88     382,728,214    269,462,082    1
VALIC Company I Global Strategy Fund                          36,391,934   11.17     406,497,906    393,491,638    1
VALIC Company I Government Money Market I Fund               324,122,172    1.00     324,122,172    324,122,171    1
VALIC Company I Government Securities Fund                    10,269,240   10.67     109,572,786    111,715,788    1
VALIC Company I Growth & Income Fund                           5,282,839   19.89     105,075,666     63,371,191    1
VALIC Company I Growth Fund                                   61,754,557   14.04     867,033,980    723,036,444    1
VALIC Company I Health Sciences Fund                          34,884,927   19.26     671,883,695    624,695,777    1
VALIC Company I Inflation Protected Fund                      38,144,630   10.81     412,343,451    425,789,586    1
VALIC Company I International Equities Index Fund            137,632,195    6.33     871,211,793    868,475,058    1
VALIC Company I International Government Bond Fund            16,369,280   11.11     181,862,703    194,334,017    1
VALIC Company I International Growth Fund                     32,236,614   11.42     368,142,136    318,963,172    1
VALIC Company I Large Cap Core Fund                           12,643,596   11.31     142,999,073    146,208,451    1
VALIC Company I Large Capital Growth Fund                     29,855,366   12.33     368,116,668    295,789,366    1
VALIC Company I Mid Cap Index Fund                           114,526,555   27.93   3,198,726,668  2,091,003,446    1
VALIC Company I Mid Cap Strategic Growth Fund                 17,395,087   13.23     230,137,000    180,486,293    1
VALIC Company I Nasdaq-100 Index Fund                         27,921,821   10.71     299,042,701    203,381,404    1
VALIC Company I Science & Technology Fund                     40,409,696   22.78     920,532,883    534,582,972    1
VALIC Company I Small Cap Aggressive Growth Fund               9,431,419   11.32     106,763,668    115,498,298    1
VALIC Company I Small Cap Fund                                25,824,832   12.20     315,062,948    223,306,454    1
VALIC Company I Small Cap Index Fund                          49,788,414   21.23   1,057,008,030    658,427,977    1
VALIC Company I Small Cap Special Values Fund                 17,107,216   14.35     245,488,547    144,236,252    1
VALIC Company I Small Mid Growth Fund                          8,914,160   11.15      99,392,886     94,446,816    1
VALIC Company I Stock Index Fund                             111,454,793   35.76   3,985,623,401  2,642,077,697    1
VALIC Company I Value Fund                                     5,639,848   16.19      91,309,137     53,317,649    1
VALIC Company II Aggressive Growth Lifestyle Fund             50,100,063   10.59     530,559,662    482,207,728    1
VALIC Company II Capital Appreciation Fund                     2,309,445   15.81      36,512,318     27,118,185    1
VALIC Company II Conservative Growth Lifestyle Fund           27,486,000   11.78     323,785,078    333,560,781    1
VALIC Company II Core Bond Fund                               81,167,235   11.00     892,839,589    894,767,260    1
VALIC Company II Government Money Market II Fund             134,171,318    1.00     134,171,318    134,171,312    1
VALIC Company II High Yield Bond Fund                         58,582,448    7.67     449,327,380    442,563,304    1
VALIC Company II International Opportunities Fund             32,889,429   15.33     504,194,939    389,359,707    1
VALIC Company II Large Cap Value Fund                         10,200,557   20.00     204,011,141    122,966,851    1
VALIC Company II Mid Cap Growth Fund                          11,959,874    8.42     100,702,141    108,642,492    1
VALIC Company II Mid Cap Value Fund                           42,565,820   21.60     919,421,721    729,772,450    1
VALIC Company II Moderate Growth Lifestyle Fund               59,705,697   14.12     843,044,442    789,266,450    1
VALIC Company II Small Cap Growth Fund                         5,242,789   14.39      75,443,738     77,694,997    1
VALIC Company II Small Cap Value Fund                         32,055,967   15.67     502,317,010    416,569,070    1
VALIC Company II Socially Responsible Fund                    37,041,023   19.82     734,153,070    395,877,042    1
VALIC Company II Strategic Bond Fund                          52,400,494   11.17     585,313,522    572,644,504    1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

--------------------------------------------------------------------------------
                                       5

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                          American                                  AST SA
                                                           Beacon                       AST        BlackRock
                                                        Holland Large AST Capital    Government   Multi-Asset AST Natural
                                                         Cap Growth   Appreciation  and Quality     Income     Resources
                                                           Fund I      Portfolio   Bond Portfolio  Portfolio   Portfolio
                                                          Investor      Class 3       Class 3       Class 3     Class 3
                                                        ------------- ------------ -------------- ----------- -----------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                             $        --    $     --     $   11,015    $  3,133     $   486
   Mortality and expense risk and administrative
     charges                                                (686,604)    (10,035)       (11,410)       (555)        (90)
   Reimbursements of expenses                                147,556          --             --          --          --
                                                         -----------    --------     ----------    --------     -------
   Net investment income (loss)                             (539,048)    (10,035)          (395)      2,578         396
   Net realized gain (loss)                                2,766,089     (53,231)           135         (88)        124
   Capital gain distribution from mutual funds             1,472,119     116,842          6,414       8,576          --
   Change in unrealized appreciation (depreciation) of
     investments                                          (3,259,048)    (41,072)       (36,244)    (11,363)      1,362
                                                         -----------    --------     ----------    --------     -------
Increase (decrease) in net assets from operations            440,112      12,504        (30,090)       (297)      1,882
                                                         -----------    --------     ----------    --------     -------
From contract transactions:
   Payments received from contract owners                  1,427,523     495,957        789,834      95,576      12,975
   Payments for contract benefits or terminations         (4,614,537)     (5,718)       (16,193)         --        (150)
   Transfers between sub-accounts (including fixed
     account), net                                        (3,921,475)    (52,832)       365,305         587      (1,230)
   Contract maintenance charges                              (74,863)       (364)        (2,354)       (263)         --
   Adjustments to net assets allocated to contracts in
     payout period                                              (128)         --             --          --          --
                                                         -----------    --------     ----------    --------     -------
Increase (decrease) in net assets from contract
  transactions                                            (7,183,480)    437,043      1,136,592      95,900      11,595
                                                         -----------    --------     ----------    --------     -------
Increase (decrease) in net assets                         (6,743,368)    449,547      1,106,502      95,603      13,477
Net assets at beginning of period                         64,145,435     419,241        321,685          --          --
                                                         -----------    --------     ----------    --------     -------
Net assets at end of period                              $57,402,067    $868,788     $1,428,187    $ 95,603     $13,477
                                                         ===========    ========     ==========    ========     =======
Beginning units                                           36,402,733      18,110         26,489          --          --
Units issued                                                 919,900      26,158         93,963       8,457       1,774
Units redeemed                                            (5,056,403)     (7,356)        (3,123)        (24)       (170)
                                                         -----------    --------     ----------    --------     -------
Ending units                                              32,266,230      36,912        117,329       8,433       1,604
                                                         ===========    ========     ==========    ========     =======
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                             $        --    $     --     $    2,478    $     --     $    --
   Mortality and expense risk and administrative
     charges                                                (768,243)     (1,974)        (1,741)         --          --
   Reimbursements of expenses                                165,033          --             --          --          --
                                                         -----------    --------     ----------    --------     -------
   Net investment income (loss)                             (603,210)     (1,974)           737          --          --
   Net realized gain (loss)                                4,149,707      (5,097)          (249)         --          --
   Capital gain distribution from mutual funds             6,662,809      33,153            704          --          --
   Change in unrealized appreciation (depreciation) of
     investments                                          (6,646,112)    (29,541)        (2,313)         --          --
                                                         -----------    --------     ----------    --------     -------
Increase (decrease) in net assets from operations          3,563,194      (3,459)        (1,121)         --          --
                                                         -----------    --------     ----------    --------     -------
From contract transactions:
   Payments received from contract owners                  1,849,491     421,640        320,561          --          --
   Payments for contract benefits or terminations         (6,018,761)       (699)        (1,232)         --          --
   Transfers between sub-accounts (including fixed
     account), net                                        (2,360,905)      1,759          3,630          --          --
   Contract maintenance charges                              (78,405)         --           (153)         --          --
   Adjustments to net assets allocated to contracts in
     payout period                                                65          --             --          --          --
                                                         -----------    --------     ----------    --------     -------
Increase (decrease) in net assets from contract
  transactions                                            (6,608,515)    422,700        322,806          --          --
                                                         -----------    --------     ----------    --------     -------
Increase (decrease) in net assets                         (3,045,321)    419,241        321,685          --          --
Net assets at beginning of period                         67,190,756          --             --          --          --
                                                         -----------    --------     ----------    --------     -------
Net assets at end of period                              $64,145,435    $419,241     $  321,685    $     --     $    --
                                                         ===========    ========     ==========    ========     =======
Beginning units                                           40,202,025          --             --          --          --
Units issued                                               1,749,425      19,333         28,787          --          --
Units redeemed                                            (5,548,717)     (1,223)        (2,298)         --          --
                                                         -----------    --------     ----------    --------     -------
Ending units                                              36,402,733      18,110         26,489          --          --
                                                         ===========    ========     ==========    ========     =======

--------------------------------------------------------------------------------
                                       6

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                          FTVIP                     Goldman
                                                                                         Franklin                  Sachs VIT
                                                            Ariel                        Founding       FTVIP      Government
                                                        Appreciation                      Funds        Franklin   Money Market
                                                        Fund Investor    Ariel Fund   Allocation VIP  Income VIP  Fund Service
                                                            Class      Investor Class  Fund Class 2  Fund Class 2    Class
                                                        -------------  -------------- -------------- ------------ ------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                            $   2,649,339  $   1,248,998      $  124       $ 28,426    $       62
   Mortality and expense risk and administrative
     charges                                               (4,569,049)    (4,777,557)        (29)        (7,979)       (1,855)
   Reimbursements of expenses                                 954,239      1,018,274          --             --            --
                                                        -------------  -------------      ------       --------    ----------
   Net investment income (loss)                              (965,471)    (2,510,285)         95         20,447        (1,793)
   Net realized gain (loss)                                29,861,642     35,775,324          (1)           261            --
   Capital gain distribution from mutual funds             28,179,327     26,110,362         105             --            --
   Change in unrealized appreciation (depreciation) of
     investments                                          (14,278,808)    (2,674,305)         82         49,106            --
                                                        -------------  -------------      ------       --------    ----------
Increase (decrease) in net assets from operations          42,796,690     56,701,096         281         69,814        (1,793)
                                                        -------------  -------------      ------       --------    ----------
From contract transactions:
   Payments received from contract owners                  16,365,142     12,866,684       3,211         52,482     1,057,859
   Payments for contract benefits or terminations         (32,100,346)   (31,562,540)         --        (23,357)           --
   Transfers between sub-accounts (including fixed
     account), net                                         14,040,496    (18,699,543)          7         76,480      (880,469)
   Contract maintenance charges                              (123,805)      (295,488)         --            (20)         (233)
   Adjustments to net assets allocated to contracts in
     payout period                                            (14,414)           518          --             --            --
                                                        -------------  -------------      ------       --------    ----------
Increase (decrease) in net assets from contract
  transactions                                             (1,832,927)   (37,690,369)      3,218        105,585       177,157
                                                        -------------  -------------      ------       --------    ----------
Increase (decrease) in net assets                          40,963,763     19,010,727       3,499        175,399       175,364
Net assets at beginning of period                         374,596,539    419,230,749          --        470,259            --
                                                        -------------  -------------      ------       --------    ----------
Net assets at end of period                             $ 415,560,302  $ 438,241,476      $3,499       $645,658    $  175,364
                                                        =============  =============      ======       ========    ==========
Beginning units                                           126,206,611    139,623,723          --         37,745            --
Units issued                                               16,470,981      5,418,702         269         10,764       146,556
Units redeemed                                            (17,156,897)   (17,295,338)         (3)        (2,367)     (128,865)
                                                        -------------  -------------      ------       --------    ----------
Ending units                                              125,520,695    127,747,087         266         46,142        17,691
                                                        =============  =============      ======       ========    ==========
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                            $   4,127,048  $   2,894,869      $   --       $     --    $       --
   Mortality and expense risk and administrative
     charges                                               (5,170,715)    (5,434,552)         --         (2,160)           --
   Reimbursements of expenses                               1,082,352      1,158,085          --             --            --
                                                        -------------  -------------      ------       --------    ----------
   Net investment income (loss)                                38,685     (1,381,598)         --         (2,160)           --
   Net realized gain (loss)                                49,979,679     38,333,656          --            (75)           --
   Capital gain distribution from mutual funds             37,427,270     57,058,040          --             --            --
   Change in unrealized appreciation (depreciation) of
     investments                                         (116,938,796)  (116,023,634)         --         (8,245)           --
                                                        -------------  -------------      ------       --------    ----------
Increase (decrease) in net assets from operations         (29,493,162)   (22,013,536)         --        (10,480)           --
                                                        -------------  -------------      ------       --------    ----------
From contract transactions:
   Payments received from contract owners                  21,562,902     16,657,097          --        398,030            --
   Payments for contract benefits or terminations         (35,410,952)   (39,453,326)         --         (3,625)           --
   Transfers between sub-accounts (including fixed
     account), net                                        (51,147,692)   (18,444,278)         --         86,334            --
   Contract maintenance charges                              (124,411)      (255,612)         --             --            --
   Adjustments to net assets allocated to contracts in
     payout period                                            (17,454)         2,561          --             --            --
                                                        -------------  -------------      ------       --------    ----------
Increase (decrease) in net assets from contract
  transactions                                            (65,137,607)   (41,493,558)         --        480,739            --
                                                        -------------  -------------      ------       --------    ----------
Increase (decrease) in net assets                         (94,630,769)   (63,507,094)         --        470,259            --
Net assets at beginning of period                         469,227,308    482,737,843          --             --            --
                                                        -------------  -------------      ------       --------    ----------
Net assets at end of period                             $ 374,596,539  $ 419,230,749      $   --       $470,259    $       --
                                                        =============  =============      ======       ========    ==========
Beginning units                                           146,499,455    151,989,478          --             --            --
Units issued                                                4,974,729      3,752,312          --         38,033            --
Units redeemed                                            (25,267,573)   (16,118,067)         --           (288)           --
                                                        -------------  -------------      ------       --------    ----------
Ending units                                              126,206,611    139,623,723          --         37,745            --
                                                        =============  =============      ======       ========    ==========

--------------------------------------------------------------------------------
                                       7

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                        Invesco V.I.
                                                          Balanced-                                Lord Abbett    SST
                                                            Risk                      Invesco V.I. Fund Growth Allocation
                                                          Commodity     Invesco V.I.   Growth and  and Income   Balanced
                                                        Strategy Fund     Comstock    Income Fund   Portfolio  Portfolio
                                                          Class R5     Fund Series II  Series II    Class VC    Class 3
                                                        -------------  -------------- ------------ ----------- ----------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                            $   5,198,492     $  8,790     $    6,837    $ 1,355    $  4,773
   Mortality and expense risk and administrative
     charges                                               (2,243,393)      (7,651)        (8,704)      (884)     (1,977)
                                                        -------------     --------     ----------    -------    --------
   Net investment income (loss)                             2,955,099        1,139         (1,867)       471       2,796
   Net realized gain (loss)                               (51,836,980)      (3,165)       (14,889)       771        (237)
   Capital gain distribution from mutual funds                     --       52,842         72,350      1,163      23,700
   Change in unrealized appreciation (depreciation) of
     investments                                           76,649,699       62,386         87,633     12,443     (23,853)
                                                        -------------     --------     ----------    -------    --------
Increase (decrease) in net assets from operations          27,767,818      113,202        143,227     14,848       2,406
                                                        -------------     --------     ----------    -------    --------
From contract transactions:
   Payments received from contract owners                  15,992,049      444,295        539,787     60,911     322,901
   Payments for contract benefits or terminations         (20,504,024)      (9,944)       (12,650)        --         (53)
   Transfers between sub-accounts (including fixed
     account), net                                        (73,721,564)     119,225        124,637      5,397     107,620
   Contract maintenance charges                               (88,942)        (541)          (650)       (35)        (50)
   Adjustments to net assets allocated to contracts in
     payout period                                             (1,316)          --             --         --          --
                                                        -------------     --------     ----------    -------    --------
Increase (decrease) in net assets from contract
  transactions                                            (78,323,797)     553,035        651,124     66,273     430,418
                                                        -------------     --------     ----------    -------    --------
Increase (decrease) in net assets                         (50,555,979)     666,237        794,351     81,121     432,824
Net assets at beginning of period                         245,672,269      265,303        294,368     10,147      58,297
                                                        -------------     --------     ----------    -------    --------
Net assets at end of period                             $ 195,116,290     $931,540     $1,088,719    $91,268    $491,121
                                                        =============     ========     ==========    =======    ========
Beginning units                                           420,762,909       18,575         20,145        799       4,272
Units issued                                               16,270,077       41,541         47,130      5,737      30,162
Units redeemed                                           (135,630,085)      (3,777)        (4,283)      (382)        (18)
                                                        -------------     --------     ----------    -------    --------
Ending units                                              301,402,901       56,339         62,992      6,154      34,416
                                                        =============     ========     ==========    =======    ========
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                            $          --     $  3,305     $    5,685    $   129    $    778
   Mortality and expense risk and administrative
     charges                                               (2,502,474)      (1,375)        (1,540)       (38)       (349)
                                                        -------------     --------     ----------    -------    --------
   Net investment income (loss)                            (2,502,474)       1,930          4,145         91         429
   Net realized gain (loss)                                (6,043,524)      (3,430)       (10,068)        (1)        (11)
   Capital gain distribution from mutual funds                     --          546         33,265        551       4,006
   Change in unrealized appreciation (depreciation) of
     investments                                          (40,164,147)     (13,439)       (40,311)      (419)     (6,127)
                                                        -------------     --------     ----------    -------    --------
Increase (decrease) in net assets from operations         (48,710,145)     (14,393)       (12,969)       222      (1,703)
                                                        -------------     --------     ----------    -------    --------
From contract transactions:
   Payments received from contract owners                  19,791,890      274,997        302,346      9,978      60,000
   Payments for contract benefits or terminations         (23,756,474)      (1,169)        (1,354)        --          --
   Transfers between sub-accounts (including fixed
     account), net                                         46,868,296        5,868          6,345        (53)         --
   Contract maintenance charges                               (94,079)          --             --         --          --
   Adjustments to net assets allocated to contracts in
     payout period                                                (63)          --             --         --          --
                                                        -------------     --------     ----------    -------    --------
Increase (decrease) in net assets from contract
  transactions                                             42,809,570      279,696        307,337      9,925      60,000
                                                        -------------     --------     ----------    -------    --------
Increase (decrease) in net assets                          (5,900,575)     265,303        294,368     10,147      58,297
Net assets at beginning of period                         251,572,844           --             --         --          --
                                                        -------------     --------     ----------    -------    --------
Net assets at end of period                             $ 245,672,269     $265,303     $  294,368    $10,147    $ 58,297
                                                        =============     ========     ==========    =======    ========
Beginning units                                           356,396,959           --             --         --          --
Units issued                                               81,858,805       20,334         22,116        804       4,272
Units redeemed                                            (17,492,855)      (1,759)        (1,971)        (5)         --
                                                        -------------     --------     ----------    -------    --------
Ending units                                              420,762,909       18,575         20,145        799       4,272
                                                        =============     ========     ==========    =======    ========

--------------------------------------------------------------------------------
                                       8

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                       SST
                                            SST     Allocation    SST
                                         Allocation  Moderate  Allocation SST Real   SunAmerica
                                           Growth     Growth    Moderate   Return    2020 High
                                         Portfolio  Portfolio  Portfolio  Portfolio  Watermark
                                          Class 3    Class 3    Class 3    Class 3  Fund Class I
                                         ---------- ---------- ---------- --------- ------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                              $  8,089   $ 10,799   $  7,847  $     --  $   217,155
   Mortality and expense risk and
     administrative charges                 (5,210)    (9,190)    (5,161)   (4,726)     (94,401)
                                          --------   --------   --------  --------  -----------
   Net investment income (loss)              2,879      1,609      2,686    (4,726)     122,754
   Net realized gain (loss)                   (230)    (1,761)      (583)     (166)      10,496
   Capital gain distribution from
     mutual funds                           11,088     82,475     46,048        --           --
   Change in unrealized appreciation
     (depreciation) of investments          12,013    (58,715)   (27,114)    7,391     (100,075)
                                          --------   --------   --------  --------  -----------
Increase (decrease) in net assets from
  operations                                25,750     23,608     21,037     2,499       33,175
                                          --------   --------   --------  --------  -----------
From contract transactions:
   Payments received from contract
     owners                                246,714    137,777    655,597   248,538       37,308
   Payments for contract benefits or
     terminations                               --         --         --    (4,253)    (506,221)
   Transfers between sub-accounts
     (including fixed account), net         39,724     93,877     92,312   138,180     (238,674)
   Contract maintenance charges                (49)       (75)       (25)   (1,012)      (3,685)
                                          --------   --------   --------  --------  -----------
Increase (decrease) in net assets from
  contract transactions                    286,389    231,579    747,884   381,453     (711,272)
                                          --------   --------   --------  --------  -----------
Increase (decrease) in net assets          312,139    255,187    768,921   383,952     (678,097)
Net assets at beginning of period          193,914    484,576     34,448   131,683    8,010,875
                                          --------   --------   --------  --------  -----------
Net assets at end of period               $506,053   $739,763   $803,369  $515,635  $ 7,332,778
                                          ========   ========   ========  ========  ===========
Beginning units                             13,530     36,024      2,515    11,926    7,110,998
Units issued                                20,417     16,630     53,725    34,153        1,172
Units redeemed                                  (5)        (6)        (4)     (594)    (619,560)
                                          --------   --------   --------  --------  -----------
Ending units                                33,942     52,648     56,236    45,485    6,492,610
                                          ========   ========   ========  ========  ===========
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                              $  2,785   $  6,715   $    450  $  4,473  $   233,757
   Mortality and expense risk and
     administrative charges                   (760)    (3,161)      (155)     (694)    (109,048)
                                          --------   --------   --------  --------  -----------
   Net investment income (loss)              2,025      3,554        295     3,779      124,709
   Net realized gain (loss)                    (27)      (181)        (7)      (99)     138,628
   Capital gain distribution from
     mutual funds                               --     38,967      2,395        --           --
   Change in unrealized appreciation
     (depreciation) of investments          (4,972)   (63,745)    (3,337)   (5,505)    (240,016)
                                          --------   --------   --------  --------  -----------
Increase (decrease) in net assets from
  operations                                (2,974)   (21,405)      (654)   (1,825)      23,321
                                          --------   --------   --------  --------  -----------
From contract transactions:
   Payments received from contract
     owners                                184,367    490,502         --   132,843          600
   Payments for contract benefits or
     terminations                               --         --         --      (347)    (966,453)
   Transfers between sub-accounts
     (including fixed account), net         12,521     15,479     35,102     1,078     (810,650)
   Contract maintenance charges                 --         --         --       (66)      (4,254)
                                          --------   --------   --------  --------  -----------
Increase (decrease) in net assets from
  contract transactions                    196,888    505,981     35,102   133,508   (1,780,757)
                                          --------   --------   --------  --------  -----------
Increase (decrease) in net assets          193,914    484,576     34,448   131,683   (1,757,436)
Net assets at beginning of period               --         --         --        --    9,768,311
                                          --------   --------   --------  --------  -----------
Net assets at end of period               $193,914   $484,576   $ 34,448  $131,683  $ 8,010,875
                                          ========   ========   ========  ========  ===========
Beginning units                                 --         --         --        --    8,674,835
Units issued                                13,530     36,026      2,515    12,719          312
Units redeemed                                  --         (2)        --      (793)  (1,564,149)
                                          --------   --------   --------  --------  -----------
Ending units                                13,530     36,024      2,515    11,926    7,110,998
                                          ========   ========   ========  ========  ===========

--------------------------------------------------------------------------------
                                       9

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                      SAST         SAST
                                                                SAST                American     American       SAST
                                                             Aggressive SAST SA AB Funds Asset Funds Global   American
                                                               Growth     Growth   Allocation     Growth    Funds Growth
                                                             Portfolio  Portfolio   Portfolio   Portfolio    Portfolio
                                                              Class 3    Class 3     Class 3     Class 3      Class 3
                                                             ---------- ---------- ----------- ------------ ------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                                  $    --    $     --  $   31,003    $  7,881     $  1,248
   Mortality and expense risk and administrative charges         (917)     (1,712)    (15,163)     (4,954)      (4,856)
                                                              -------    --------  ----------    --------     --------
   Net investment income (loss)                                  (917)     (1,712)     15,840       2,927       (3,608)
   Net realized gain (loss)                                     1,224      (1,248)        (32)    (10,671)      (2,213)
   Capital gain distribution from mutual funds                     --      23,173     113,333      69,469      102,032
   Change in unrealized appreciation (depreciation) of
     investments                                               10,264     (17,698)    (62,006)    (58,149)     (57,212)
                                                              -------    --------  ----------    --------     --------
Increase (decrease) in net assets from operations              10,571       2,515      67,135       3,576       38,999
                                                              -------    --------  ----------    --------     --------
From contract transactions:
   Payments received from contract owners                      70,123     138,048   2,540,529     358,626      180,040
   Payments for contract benefits or terminations              (5,973)     (7,802)    (11,240)     (6,648)      (1,302)
   Transfers between sub-accounts (including fixed
     account), net                                                172      19,156     125,727      96,668      111,253
   Contract maintenance charges                                    --        (104)     (3,404)       (326)         (11)
                                                              -------    --------  ----------    --------     --------
Increase (decrease) in net assets from contract transactions   64,322     149,298   2,651,612     448,320      289,980
                                                              -------    --------  ----------    --------     --------
Increase (decrease) in net assets                              74,893     151,813   2,718,747     451,896      328,979
Net assets at beginning of period                                  --      70,932      89,751     165,932      191,834
                                                              -------    --------  ----------    --------     --------
Net assets at end of period                                   $74,893    $222,745  $2,808,498    $617,828     $520,813
                                                              =======    ========  ==========    ========     ========
Beginning units                                                    --       3,638       6,262      10,098       11,930
Units issued                                                    6,160       8,441     175,930      29,454       18,524
Units redeemed                                                   (450)       (776)     (1,377)     (1,669)        (307)
                                                              -------    --------  ----------    --------     --------
Ending units                                                    5,710      11,303     180,815      37,883       30,147
                                                              =======    ========  ==========    ========     ========
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                                  $    --    $     --  $    1,180    $    734     $  1,015
   Mortality and expense risk and administrative charges           --         (38)       (717)       (766)        (827)
                                                              -------    --------  ----------    --------     --------
   Net investment income (loss)                                    --         (38)        463         (32)         188
   Net realized gain (loss)                                        --          --        (230)     (3,566)      (2,075)
   Capital gain distribution from mutual funds                     --          --       6,492      12,763        9,657
   Change in unrealized appreciation (depreciation) of
     investments                                                   --      (1,005)     (8,143)    (10,585)      (5,283)
                                                              -------    --------  ----------    --------     --------
Increase (decrease) in net assets from operations                  --      (1,043)     (1,418)     (1,420)       2,487
                                                              -------    --------  ----------    --------     --------
From contract transactions:
   Payments received from contract owners                          --      71,855      87,058     165,592      188,839
   Payments for contract benefits or terminations                  --          --          --        (519)        (352)
   Transfers between sub-accounts (including fixed
     account), net                                                 --         120       4,111       2,279          860
                                                              -------    --------  ----------    --------     --------
Increase (decrease) in net assets from contract transactions       --      71,975      91,169     167,352      189,347
                                                              -------    --------  ----------    --------     --------
Increase (decrease) in net assets                                  --      70,932      89,751     165,932      191,834
Net assets at beginning of period                                  --          --          --          --           --
                                                              -------    --------  ----------    --------     --------
Net assets at end of period                                   $    --    $ 70,932  $   89,751    $165,932     $191,834
                                                              =======    ========  ==========    ========     ========
Beginning units                                                    --          --          --          --           --
Units issued                                                       --       3,638       6,368      11,166       13,254
Units redeemed                                                     --          --        (106)     (1,068)      (1,324)
                                                              -------    --------  ----------    --------     --------
Ending units                                                       --       3,638       6,262      10,098       11,930
                                                              =======    ========  ==========    ========     ========

--------------------------------------------------------------------------------
                                      10

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                               SAST
                                                             American               SAST
                                                               Funds              BlackRock
                                                              Growth-    SAST    VCP Global    SAST Blue  SAST Capital
                                                              Income   Balanced  Multi-Asset  Chip Growth    Growth
                                                             Portfolio Portfolio  Portfolio    Portfolio   Portfolio
                                                              Class 3   Class 3    Class 3      Class 3     Class 3
                                                             --------- --------- -----------  ----------- ------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                                 $  7,608  $  6,665  $     6,583   $  1,395     $     --
   Mortality and expense risk and administrative charges       (5,273)   (4,025)     (55,447)    (3,947)      (3,448)
                                                             --------  --------  -----------   --------     --------
   Net investment income (loss)                                 2,335     2,640      (48,864)    (2,552)      (3,448)
   Net realized gain (loss)                                    (3,825)      (49)         476       (790)        (696)
   Capital gain distribution from mutual funds                 95,076    20,472       89,353     11,804        1,281
   Change in unrealized appreciation (depreciation) of
     investments                                              (46,703)   (3,881)    (104,690)    10,837        6,709
                                                             --------  --------  -----------   --------     --------
Increase (decrease) in net assets from operations              46,883    19,182      (63,725)    19,299        3,846
                                                             --------  --------  -----------   --------     --------
From contract transactions:
   Payments received from contract owners                     163,861   441,570   10,141,644    321,763      227,308
   Payments for contract benefits or terminations              (3,215)  (10,627)     (37,115)    (4,976)      (4,624)
   Transfers between sub-accounts (including fixed
     account), net                                            665,196    34,669    1,577,148     73,657       67,591
   Contract maintenance charges                                  (205)     (859)     (37,417)      (282)        (270)
                                                             --------  --------  -----------   --------     --------
Increase (decrease) in net assets from contract transactions  825,637   464,753   11,644,260    390,162      290,005
                                                             --------  --------  -----------   --------     --------
Increase (decrease) in net assets                             872,520   483,935   11,580,535    409,461      293,851
Net assets at beginning of period                              94,720   111,895           --    108,678      126,402
                                                             --------  --------  -----------   --------     --------
Net assets at end of period                                  $967,240  $595,830  $11,580,535   $518,139     $420,253
                                                             ========  ========  ===========   ========     ========
Beginning units                                                 6,245     7,276           --      6,778        8,464
Units issued                                                   52,821    30,334    1,121,525     24,915       20,379
Units redeemed                                                 (1,018)     (891)      (8,089)    (1,069)      (1,031)
                                                             --------  --------  -----------   --------     --------
Ending units                                                   58,048    36,719    1,113,436     30,624       27,812
                                                             ========  ========  ===========   ========     ========
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                                 $    296  $     --  $        --   $    125     $     --
   Mortality and expense risk and administrative charges         (373)      (62)          --       (514)        (640)
                                                             --------  --------  -----------   --------     --------
   Net investment income (loss)                                   (77)      (62)          --       (389)        (640)
   Net realized gain (loss)                                    (1,081)       (3)          --       (440)        (559)
   Capital gain distribution from mutual funds                  2,245        --           --      1,187        3,578
   Change in unrealized appreciation (depreciation) of
     investments                                                 (898)     (914)          --     (2,200)      (2,113)
                                                             --------  --------  -----------   --------     --------
Increase (decrease) in net assets from operations                 189      (979)          --     (1,842)         266
                                                             --------  --------  -----------   --------     --------
From contract transactions:
   Payments received from contract owners                      93,872   113,010           --     97,150      124,501
   Payments for contract benefits or terminations                (173)       --           --       (347)        (532)
   Transfers between sub-accounts (including fixed
     account), net                                                832      (136)          --     13,717        2,167
                                                             --------  --------  -----------   --------     --------
Increase (decrease) in net assets from contract transactions   94,531   112,874           --    110,520      126,136
                                                             --------  --------  -----------   --------     --------
Increase (decrease) in net assets                              94,720   111,895           --    108,678      126,402
Net assets at beginning of period                                  --        --           --         --           --
                                                             --------  --------  -----------   --------     --------
Net assets at end of period                                  $ 94,720  $111,895  $        --   $108,678     $126,402
                                                             ========  ========  ===========   ========     ========
Beginning units                                                    --        --           --         --           --
Units issued                                                    6,915     7,285           --      7,244        9,212
Units redeemed                                                   (670)       (9)          --       (466)        (748)
                                                             --------  --------  -----------   --------     --------
Ending units                                                    6,245     7,276           --      6,778        8,464
                                                             ========  ========  ===========   ========     ========

--------------------------------------------------------------------------------
                                      11

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                             SAST        SAST        SAST
                                                                  SAST      SAST Dogs of   Dynamic      Dynamic    Emerging
                                                               Corporate    Wall Street   Allocation   Strategy     Markets
                                                             Bond Portfolio  Portfolio    Portfolio    Portfolio   Portfolio
                                                                Class 3       Class 3      Class 3      Class 3     Class 3
                                                             -------------- ------------ -----------  -----------  ---------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                                   $   47,983    $   14,788  $   562,869  $   456,307  $  2,312
   Mortality and expense risk and administrative charges          (13,274)       (7,402)    (433,399)    (367,142)   (1,545)
                                                               ----------    ----------  -----------  -----------  --------
   Net investment income (loss)                                    34,709         7,386      129,470       89,165       767
   Net realized gain (loss)                                          (359)         (389)     (63,337)     (51,531)       35
   Capital gain distribution from mutual funds                         --        37,900           --           --        --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (14,023)       21,212    1,237,347    1,261,097     7,197
                                                               ----------    ----------  -----------  -----------  --------
Increase (decrease) in net assets from operations                  20,327        66,109    1,303,480    1,298,731     7,999
                                                               ----------    ----------  -----------  -----------  --------
From contract transactions:
   Payments received from contract owners                       1,200,814     1,000,839   18,076,997   13,826,593   107,265
   Payments for contract benefits or terminations                 (28,139)       (5,269)    (442,850)    (377,305)   (2,549)
   Transfers between sub-accounts (including fixed
     account), net                                                585,691        86,312    3,205,706    2,682,405    21,977
   Contract maintenance charges                                    (2,182)         (319)    (369,169)    (319,993)     (111)
                                                               ----------    ----------  -----------  -----------  --------
Increase (decrease) in net assets from contract transactions    1,756,184     1,081,563   20,470,684   15,811,700   126,582
                                                               ----------    ----------  -----------  -----------  --------
Increase (decrease) in net assets                               1,776,511     1,147,672   21,774,164   17,110,431   134,581
Net assets at beginning of period                                 339,016       173,246   21,227,843   18,800,023    55,196
                                                               ----------    ----------  -----------  -----------  --------
Net assets at end of period                                    $2,115,527    $1,320,918  $43,002,007  $35,910,454  $189,777
                                                               ==========    ==========  ===========  ===========  ========
Beginning units                                                    21,890         9,124    1,807,599    1,617,157     6,195
Units issued                                                      107,812        51,946    1,933,551    1,525,955    14,315
Units redeemed                                                     (2,812)       (1,359)    (191,747)    (167,051)   (1,052)
                                                               ----------    ----------  -----------  -----------  --------
Ending units                                                      126,890        59,711    3,549,403    2,976,061    19,458
                                                               ==========    ==========  ===========  ===========  ========
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                                   $    9,944    $    1,851  $   121,206  $    89,734  $    680
   Mortality and expense risk and administrative charges           (1,967)         (785)     (75,256)     (71,624)     (304)
                                                               ----------    ----------  -----------  -----------  --------
   Net investment income (loss)                                     7,977         1,066       45,950       18,110       376
   Net realized gain (loss)                                          (883)       (1,518)        (853)        (918)   (1,391)
   Capital gain distribution from mutual funds                        835         7,240       96,855       13,666        --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (15,617)       (5,962)    (741,531)    (574,705)   (5,903)
                                                               ----------    ----------  -----------  -----------  --------
Increase (decrease) in net assets from operations                  (7,688)          826     (599,579)    (543,847)   (6,918)
                                                               ----------    ----------  -----------  -----------  --------
From contract transactions:
   Payments received from contract owners                         344,361       170,948   21,007,469   18,474,355    60,816
   Payments for contract benefits or terminations                  (1,213)         (530)     (38,846)     (32,625)     (309)
   Transfers between sub-accounts (including fixed
     account), net                                                  3,711         2,002      898,429      944,910     1,607
   Contract maintenance charges                                      (155)           --      (39,630)     (42,770)       --
                                                               ----------    ----------  -----------  -----------  --------
Increase (decrease) in net assets from contract transactions      346,704       172,420   21,827,422   19,343,870    62,114
                                                               ----------    ----------  -----------  -----------  --------
Increase (decrease) in net assets                                 339,016       173,246   21,227,843   18,800,023    55,196
Net assets at beginning of period                                      --            --           --           --        --
                                                               ----------    ----------  -----------  -----------  --------
Net assets at end of period                                    $  339,016    $  173,246  $21,227,843  $18,800,023  $ 55,196
                                                               ==========    ==========  ===========  ===========  ========
Beginning units                                                        --            --           --           --        --
Units issued                                                       24,878        10,448    1,823,479    1,627,250     6,973
Units redeemed                                                     (2,988)       (1,324)     (15,880)     (10,093)     (778)
                                                               ----------    ----------  -----------  -----------  --------
Ending units                                                       21,890         9,124    1,807,599    1,617,157     6,195
                                                               ==========    ==========  ===========  ===========  ========

--------------------------------------------------------------------------------
                                      12

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                              SAST Equity  SAST Foreign                SAST Global  SAST Growth
                                                             Opportunities    Value      SAST Global    Equities   Opportunities
                                                               Portfolio    Portfolio   Bond Portfolio  Portfolio    Portfolio
                                                                Class 3      Class 3       Class 3       Class 3      Class 3
                                                             ------------- ------------ -------------- ----------- -------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                                   $  3,830      $  4,934      $    451      $   11       $    --
   Mortality and expense risk and administrative charges         (8,402)       (3,160)       (6,214)         (7)         (304)
                                                               --------      --------      --------      ------       -------
   Net investment income (loss)                                  (4,572)        1,774        (5,763)          4          (304)
   Net realized gain (loss)                                          24        (2,620)          911          --           (69)
   Capital gain distribution from mutual funds                   22,580         5,684            --          --         2,301
   Change in unrealized appreciation (depreciation) of
     investments                                                 48,094         3,673       (47,986)         56        (1,079)
                                                               --------      --------      --------      ------       -------
Increase (decrease) in net assets from operations                66,126         8,511       (52,838)         60           849
                                                               --------      --------      --------      ------       -------
From contract transactions:
   Payments received from contract owners                       306,511       228,937       549,755          --            --
   Payments for contract benefits or terminations               (22,490)       (4,521)       (7,213)         --            --
   Transfers between sub-accounts (including fixed
     account), net                                               75,915        67,476       303,905       1,740         7,049
   Contract maintenance charges                                    (386)         (277)       (1,767)         --            --
                                                               --------      --------      --------      ------       -------
Increase (decrease) in net assets from contract transactions    359,550       291,615       844,680       1,740         7,049
                                                               --------      --------      --------      ------       -------
Increase (decrease) in net assets                               425,676       300,126       791,842       1,800         7,898
Net assets at beginning of period                               463,457       108,148       146,688          --        20,723
                                                               --------      --------      --------      ------       -------
Net assets at end of period                                    $889,133      $408,274      $938,530      $1,800       $28,621
                                                               ========      ========      ========      ======       =======
Beginning units                                                  29,518        10,671        12,116          --         1,178
Units issued                                                     24,708        31,299        68,181         141           413
Units redeemed                                                   (2,638)       (1,773)       (2,003)         --            --
                                                               --------      --------      --------      ------       -------
Ending units                                                     51,588        40,197        78,294         141         1,591
                                                               ========      ========      ========      ======       =======
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                                   $  1,532      $  1,541      $     --      $   --       $    --
   Mortality and expense risk and administrative charges         (1,793)         (578)         (714)         --           (72)
                                                               --------      --------      --------      ------       -------
   Net investment income (loss)                                    (261)          963          (714)         --           (72)
   Net realized gain (loss)                                        (940)       (1,652)          120          --            (9)
   Capital gain distribution from mutual funds                   18,150            --           514          --         1,634
   Change in unrealized appreciation (depreciation) of
     investments                                                   (663)       (9,765)       (1,055)         --        (1,842)
                                                               --------      --------      --------      ------       -------
Increase (decrease) in net assets from operations                16,286       (10,454)       (1,135)         --          (289)
                                                               --------      --------      --------      ------       -------
From contract transactions:
   Payments received from contract owners                       445,225       116,180       145,321          --        20,158
   Payments for contract benefits or terminations                  (704)         (480)         (352)         --            --
   Transfers between sub-accounts (including fixed
     account), net                                                2,650         2,902         2,854          --           854
                                                               --------      --------      --------      ------       -------
Increase (decrease) in net assets from contract transactions    447,171       118,602       147,823          --        21,012
                                                               --------      --------      --------      ------       -------
Increase (decrease) in net assets                               463,457       108,148       146,688          --        20,723
Net assets at beginning of period                                    --            --            --          --            --
                                                               --------      --------      --------      ------       -------
Net assets at end of period                                    $463,457      $108,148      $146,688      $   --       $20,723
                                                               ========      ========      ========      ======       =======
Beginning units                                                      --            --            --          --            --
Units issued                                                     30,473        11,704        12,750          --         1,178
Units redeemed                                                     (955)       (1,033)         (634)         --            --
                                                               --------      --------      --------      ------       -------
Ending units                                                     29,518        10,671        12,116          --         1,178
                                                               ========      ========      ========      ======       =======

--------------------------------------------------------------------------------
                                      13

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                        SAST          SAST
                                                                SAST                International International   SAST SA MFS
                                                               Growth-   SAST High-  Diversified   Growth and    Massachusetts
                                                               Income    Yield Bond   Equities       Income     Investors Trust
                                                              Portfolio  Portfolio    Portfolio     Portfolio      Portfolio
                                                               Class 3    Class 3      Class 3       Class 3        Class 3
                                                             ----------  ---------- ------------- ------------- ---------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                                 $   13,129   $ 16,916    $  3,302       $   651       $  4,615
   Mortality and expense risk and administrative charges         (8,360)    (2,896)     (3,343)         (270)        (8,274)
                                                             ----------   --------    --------       -------       --------
   Net investment income (loss)                                   4,769     14,020         (41)          381         (3,659)
   Net realized gain (loss)                                      (1,490)      (688)     (2,163)           (5)        (4,816)
   Capital gain distribution from mutual funds                   25,986         --          --            --         63,540
   Change in unrealized appreciation (depreciation) of
     investments                                                 62,008     11,829      (2,948)          789         (3,919)
                                                             ----------   --------    --------       -------       --------
Increase (decrease) in net assets from operations                91,273     25,161      (5,152)        1,165         51,146
                                                             ----------   --------    --------       -------       --------
From contract transactions:
   Payments received from contract owners                       580,443    164,706     336,993        90,450        490,978
   Payments for contract benefits or terminations               (11,932)   (13,075)     (5,127)         (272)       (10,806)
   Transfers between sub-accounts (including fixed
     account), net                                              129,330     70,004      81,586           575        162,805
   Contract maintenance charges                                    (642)      (179)       (299)           --           (576)
                                                             ----------   --------    --------       -------       --------
Increase (decrease) in net assets from contract transactions    697,199    221,456     413,153        90,753        642,401
                                                             ----------   --------    --------       -------       --------
Increase (decrease) in net assets                               788,472    246,617     408,001        91,918        693,547
Net assets at beginning of period                               277,641     84,312     100,711            --        287,880
                                                             ----------   --------    --------       -------       --------
Net assets at end of period                                  $1,066,113   $330,929    $508,712       $91,918       $981,427
                                                             ==========   ========    ========       =======       ========
Beginning units                                                  18,540      6,644       9,898            --         17,316
Units issued                                                     47,204     17,089      43,621        10,710         39,824
Units redeemed                                                   (3,364)    (1,142)     (2,004)          (39)        (2,149)
                                                             ----------   --------    --------       -------       --------
Ending units                                                     62,380     22,591      51,515        10,671         54,991
                                                             ==========   ========    ========       =======       ========
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                                 $    3,116   $  2,949    $  1,308       $    --       $  1,226
   Mortality and expense risk and administrative charges         (1,422)      (416)       (531)           --         (1,476)
                                                             ----------   --------    --------       -------       --------
   Net investment income (loss)                                   1,694      2,533         777            --           (250)
   Net realized gain (loss)                                      (2,227)      (829)     (1,230)           --         (2,159)
   Capital gain distribution from mutual funds                    7,631         --          --            --          9,783
   Change in unrealized appreciation (depreciation) of
     investments                                                (11,252)    (6,916)     (6,120)           --        (13,792)
                                                             ----------   --------    --------       -------       --------
Increase (decrease) in net assets from operations                (4,154)    (5,212)     (6,573)           --         (6,418)
                                                             ----------   --------    --------       -------       --------
From contract transactions:
   Payments received from contract owners                       278,162     87,925     105,657            --        290,104
   Payments for contract benefits or terminations                (1,218)      (333)       (495)           --         (1,214)
   Transfers between sub-accounts (including fixed
     account), net                                                4,851      1,932       2,122            --          5,408
                                                             ----------   --------    --------       -------       --------
Increase (decrease) in net assets from contract transactions    281,795     89,524     107,284            --        294,298
                                                             ----------   --------    --------       -------       --------
Increase (decrease) in net assets                               277,641     84,312     100,711            --        287,880
Net assets at beginning of period                                    --         --          --            --             --
                                                             ----------   --------    --------       -------       --------
Net assets at end of period                                  $  277,641   $ 84,312    $100,711       $    --       $287,880
                                                             ==========   ========    ========       =======       ========
Beginning units                                                      --         --          --            --             --
Units issued                                                     20,272      7,668      10,949            --         18,853
Units redeemed                                                   (1,732)    (1,024)     (1,051)           --         (1,537)
                                                             ----------   --------    --------       -------       --------
Ending units                                                     18,540      6,644       9,898            --         17,316
                                                             ==========   ========    ========       =======       ========

--------------------------------------------------------------------------------
                                      14

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                               SAST SA
                                                               SAST SA                          Janus      SAST SA
                                                              MFS Total  SAST Mid-  SAST Real  Focused     JPMorgan
                                                             Return Bond Cap Growth  Estate    Growth      MFS Core
                                                              Portfolio  Portfolio  Portfolio Portfolio Bond Portfolio
                                                               Class 3    Class 3    Class 3   Class 3     Class 3
                                                             ----------- ---------- --------- --------- --------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                                  $  7,286    $    --    $   680  $     --    $   26,400
   Mortality and expense risk and administrative charges        (3,005)      (915)      (348)   (2,520)      (17,068)
                                                              --------    -------    -------  --------    ----------
   Net investment income (loss)                                  4,281       (915)       332    (2,520)        9,332
   Net realized gain (loss)                                        994       (677)      (445)   (1,864)          (14)
   Capital gain distribution from mutual funds                  20,788      8,353      1,652    20,471            --
   Change in unrealized appreciation (depreciation) of
     investments                                               (16,512)    (7,005)      (173)  (17,472)      (40,912)
                                                              --------    -------    -------  --------    ----------
Increase (decrease) in net assets from operations                9,551       (244)     1,366    (1,385)      (31,594)
                                                              --------    -------    -------  --------    ----------
From contract transactions:
   Payments received from contract owners                      426,260      3,210     32,882   117,673     1,114,386
   Payments for contract benefits or terminations              (36,618)      (739)      (336)   (2,489)      (25,740)
   Transfers between sub-accounts (including fixed
     account), net                                              25,494     11,343      7,763    34,943       429,243
   Contract maintenance charges                                   (807)        (9)       (32)     (111)       (2,835)
                                                              --------    -------    -------  --------    ----------
Increase (decrease) in net assets from contract transactions   414,329     13,805     40,277   150,016     1,515,054
                                                              --------    -------    -------  --------    ----------
Increase (decrease) in net assets                              423,880     13,561     41,643   148,631     1,483,460
Net assets at beginning of period                               56,180     54,015     12,294   108,366       584,142
                                                              --------    -------    -------  --------    ----------
Net assets at end of period                                   $480,060    $67,576    $53,937  $256,997    $2,067,602
                                                              ========    =======    =======  ========    ==========
Beginning units                                                  3,990      2,747      1,039     6,677        43,211
Units issued                                                    29,968        839      3,685    10,131       110,992
Units redeemed                                                  (4,664)      (105)      (452)     (525)       (3,629)
                                                              --------    -------    -------  --------    ----------
Ending units                                                    29,294      3,481      4,272    16,283       150,574
                                                              ========    =======    =======  ========    ==========
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                                  $    224    $    --    $    96  $     --    $    4,480
   Mortality and expense risk and administrative charges          (104)      (366)       (43)     (555)       (2,771)
                                                              --------    -------    -------  --------    ----------
   Net investment income (loss)                                    120       (366)        53      (555)        1,709
   Net realized gain (loss)                                         (9)      (855)        (9)   (1,001)         (332)
   Capital gain distribution from mutual funds                      --      4,046        594     3,563        11,406
   Change in unrealized appreciation (depreciation) of
     investments                                                  (223)    (6,780)      (441)   (4,629)      (18,649)
                                                              --------    -------    -------  --------    ----------
Increase (decrease) in net assets from operations                 (112)    (3,955)       197    (2,622)       (5,866)
                                                              --------    -------    -------  --------    ----------
From contract transactions:
   Payments received from contract owners                       32,416     53,910     10,192   109,391       585,888
   Payments for contract benefits or terminations                   --         --         --      (519)       (1,751)
   Transfers between sub-accounts (including fixed
     account), net                                              23,876      4,060      1,905     2,116         6,025
   Contract maintenance charges                                     --         --         --        --          (154)
                                                              --------    -------    -------  --------    ----------
Increase (decrease) in net assets from contract transactions    56,292     57,970     12,097   110,988       590,008
                                                              --------    -------    -------  --------    ----------
Increase (decrease) in net assets                               56,180     54,015     12,294   108,366       584,142
Net assets at beginning of period                                   --         --         --        --            --
                                                              --------    -------    -------  --------    ----------
Net assets at end of period                                   $ 56,180    $54,015    $12,294  $108,366    $  584,142
                                                              ========    =======    =======  ========    ==========
Beginning units                                                     --         --         --        --            --
Units issued                                                     4,034      3,356      1,048     7,354        47,525
Units redeemed                                                     (44)      (609)        (9)     (677)       (4,314)
                                                              --------    -------    -------  --------    ----------
Ending units                                                     3,990      2,747      1,039     6,677        43,211
                                                              ========    =======    =======  ========    ==========

--------------------------------------------------------------------------------
                                      15

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                              SAST SA      SAST                             SAST SA T.
                                                             Legg Mason Schroder's  SAST Small & SAST Small Rowe Price
                                                              BW Large  VCP Global    Mid Cap     Company      VCP
                                                             Cap Value  Allocation     Value       Value     Balanced
                                                             Portfolio  Portfolio    Portfolio   Portfolio  Portfolio
                                                              Class 3    Class 3      Class 3     Class 3    Class 3
                                                             ---------- ----------  ------------ ---------- ----------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                                  $  2,871  $       --    $    353    $    795  $   31,618
   Mortality and expense risk and administrative charges        (5,184)    (24,986)     (3,055)     (2,076)    (44,251)
                                                              --------  ----------    --------    --------  ----------
   Net investment income (loss)                                 (2,313)    (24,986)     (2,702)     (1,281)    (12,633)
   Net realized gain (loss)                                    (13,116)        739      (2,416)       (384)        396
   Capital gain distribution from mutual funds                 117,156      77,170      13,477      19,493          --
   Change in unrealized appreciation (depreciation) of
     investments                                               (39,993)     32,590      47,347      24,832      89,882
                                                              --------  ----------    --------    --------  ----------
Increase (decrease) in net assets from operations               61,734      85,513      55,706      42,660      77,645
                                                              --------  ----------    --------    --------  ----------
From contract transactions:
   Payments received from contract owners                      327,194   4,729,157     180,861     129,597   8,080,205
   Payments for contract benefits or terminations               (6,417)    (17,087)     (4,973)     (4,238)    (27,360)
   Transfers between sub-accounts (including fixed
     account), net                                              84,999   1,222,742      34,332      11,388   1,321,767
   Contract maintenance charges                                   (389)    (16,626)       (126)       (134)    (29,194)
                                                              --------  ----------    --------    --------  ----------
Increase (decrease) in net assets from contract transactions   405,387   5,918,186     210,094     136,613   9,345,418
                                                              --------  ----------    --------    --------  ----------
Increase (decrease) in net assets                              467,121   6,003,699     265,800     179,273   9,423,063
Net assets at beginning of period                              169,776          --      76,754      78,711          --
                                                              --------  ----------    --------    --------  ----------
Net assets at end of period                                   $636,897  $6,003,699    $342,554    $257,984  $9,423,063
                                                              ========  ==========    ========    ========  ==========
Beginning units                                                 11,953          --       4,448       5,641          --
Units issued                                                    29,876     561,661      12,823       9,664     897,617
Units redeemed                                                  (2,212)     (7,977)     (1,181)       (995)     (7,587)
                                                              --------  ----------    --------    --------  ----------
Ending units                                                    39,617     553,684      16,090      14,310     890,030
                                                              ========  ==========    ========    ========  ==========
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                                  $    280  $       --    $    176    $     38  $       --
   Mortality and expense risk and administrative charges          (862)         --        (415)       (402)         --
                                                              --------  ----------    --------    --------  ----------
   Net investment income (loss)                                   (582)         --        (239)       (364)         --
   Net realized gain (loss)                                     (2,153)         --      (2,219)       (968)         --
   Capital gain distribution from mutual funds                  18,313          --       8,062       4,764          --
   Change in unrealized appreciation (depreciation) of
     investments                                               (19,868)         --     (11,446)     (7,315)         --
                                                              --------  ----------    --------    --------  ----------
Increase (decrease) in net assets from operations               (4,290)         --      (5,842)     (3,883)         --
                                                              --------  ----------    --------    --------  ----------
From contract transactions:
   Payments received from contract owners                      171,567          --      81,095      79,255          --
   Payments for contract benefits or terminations                 (695)         --        (331)       (329)         --
   Transfers between sub-accounts (including fixed
     account), net                                               3,194          --       1,832       3,668          --
                                                              --------  ----------    --------    --------  ----------
Increase (decrease) in net assets from contract transactions   174,066          --      82,596      82,594          --
                                                              --------  ----------    --------    --------  ----------
Increase (decrease) in net assets                              169,776          --      76,754      78,711          --
Net assets at beginning of period                                   --          --          --          --          --
                                                              --------  ----------    --------    --------  ----------
Net assets at end of period                                   $169,776  $       --    $ 76,754    $ 78,711  $       --
                                                              ========  ==========    ========    ========  ==========
Beginning units                                                     --          --          --          --          --
Units issued                                                    12,975          --       5,565       6,144          --
Units redeemed                                                  (1,022)         --      (1,117)       (503)         --
                                                              --------  ----------    --------    --------  ----------
Ending units                                                    11,953          --       4,448       5,641          --
                                                              ========  ==========    ========    ========  ==========

--------------------------------------------------------------------------------
                                      16

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                                 SAST VCP
                                                                                                 Managed
                                                                          SAST                    Asset       SAST VCP
                                                                SAST     Telecom   SAST Ultra   Allocation  Total Return
                                                             Technology  Utility   Short Bond      SAST       Balanced
                                                             Portfolio  Portfolio  Portfolio    Portfolio    Portfolio
                                                              Class 3    Class 3    Class 3      Class 3      Class 3
                                                             ---------- --------- -----------  -----------  ------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                                  $    --    $   905  $        --  $    97,612  $        --
   Mortality and expense risk and administrative charges         (713)      (327)      (4,195)    (151,432)    (109,576)
                                                              -------    -------  -----------  -----------  -----------
   Net investment income (loss)                                  (713)       578       (4,195)     (53,820)    (109,576)
   Net realized gain (loss)                                       977         31         (525)       6,727          899
   Capital gain distribution from mutual funds                     --        700           --      137,530           --
   Change in unrealized appreciation (depreciation) of
     investments                                               10,829     (1,047)        (457)     633,700      582,989
                                                              -------    -------  -----------  -----------  -----------
Increase (decrease) in net assets from operations              11,093        262       (5,177)     724,137      474,312
                                                              -------    -------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                       1,487      4,888    1,918,128   11,775,833    8,462,738
   Payments for contract benefits or terminations                (181)      (151)      (1,171)    (269,920)    (171,867)
   Transfers between sub-accounts (including fixed
     account), net                                             26,441     33,289   (1,752,732)   2,991,166    2,045,913
   Contract maintenance charges                                   (16)        --       (1,139)    (113,024)     (88,569)
                                                              -------    -------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   27,731     38,026      163,086   14,384,055   10,248,215
                                                              -------    -------  -----------  -----------  -----------
Increase (decrease) in net assets                              38,824     38,288      157,909   15,108,192   10,722,527
Net assets at beginning of period                              27,645      1,580       51,222    5,105,813    3,718,549
                                                              -------    -------  -----------  -----------  -----------
Net assets at end of period                                   $66,469    $39,868  $   209,131  $20,214,005  $14,441,076
                                                              =======    =======  ===========  ===========  ===========
Beginning units                                                 1,568        103        5,360      434,059      344,855
Units issued                                                    2,155      2,320      229,122    1,258,684      964,984
Units redeemed                                                   (440)       (90)    (212,285)     (66,913)     (38,887)
                                                              -------    -------  -----------  -----------  -----------
Ending units                                                    3,283      2,333       22,197    1,625,830    1,270,952
                                                              =======    =======  ===========  ===========  ===========
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Mortality and expense risk and administrative charges          (37)        (1)        (320)     (19,195)     (13,385)
                                                              -------    -------  -----------  -----------  -----------
   Net investment income (loss)                                   (37)        (1)        (320)     (19,195)     (13,385)
   Net realized gain (loss)                                      (452)        --           (1)      (2,229)        (397)
   Capital gain distribution from mutual funds                     --         --           --           --          502
   Change in unrealized appreciation (depreciation) of
     investments                                                  (35)        81          (91)     (12,201)     (73,464)
                                                              -------    -------  -----------  -----------  -----------
Increase (decrease) in net assets from operations                (524)        80         (412)     (33,625)     (86,744)
                                                              -------    -------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                      26,534      1,500       52,752    4,679,045    3,602,749
   Payments for contract benefits or terminations                  --         --           --      (24,453)     (14,585)
   Transfers between sub-accounts (including fixed
     account), net                                              1,635         --         (963)     494,649      225,023
   Contract maintenance charges                                    --         --         (155)      (9,803)      (7,894)
                                                              -------    -------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   28,169      1,500       51,634    5,139,438    3,805,293
                                                              -------    -------  -----------  -----------  -----------
Increase (decrease) in net assets                              27,645      1,580       51,222    5,105,813    3,718,549
Net assets at beginning of period                                  --         --           --           --           --
                                                              -------    -------  -----------  -----------  -----------
Net assets at end of period                                   $27,645    $ 1,580  $    51,222  $ 5,105,813  $ 3,718,549
                                                              =======    =======  ===========  ===========  ===========
Beginning units                                                    --         --           --           --           --
Units issued                                                    1,973        103        5,526      442,091      347,450
Units redeemed                                                   (405)        --         (166)      (8,032)      (2,595)
                                                              -------    -------  -----------  -----------  -----------
Ending units                                                    1,568        103        5,360      434,059      344,855
                                                              =======    =======  ===========  ===========  ===========

--------------------------------------------------------------------------------
                                      17

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                              SAST VCP   T. Rowe Price T. Rowe Price T. Rowe Price T. Rowe Price
                                                                Value     Retirement    Retirement    Retirement    Retirement
                                                              Portfolio  2015 Advisor  2020 Advisor  2025 Advisor  2030 Advisor
                                                               Class 3       Class         Class         Class         Class
                                                             ----------  ------------- ------------- ------------- -------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                                 $   47,389   $    91,061   $   202,064   $   139,028   $   136,487
   Mortality and expense risk and administrative charges        (91,375)      (34,286)      (92,931)      (73,703)      (68,818)
                                                             ----------   -----------   -----------   -----------   -----------
   Net investment income (loss)                                 (43,986)       56,775       109,133        65,325        67,669
   Net realized gain (loss)                                         750       (14,242)     (113,836)      (65,732)      (94,147)
   Capital gain distribution from mutual funds                      831        87,267       227,322       195,903       264,169
   Change in unrealized appreciation (depreciation) of
     investments                                                827,923        79,976       326,666       297,025       227,443
                                                             ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from operations               785,518       209,776       549,285       492,521       465,134
                                                             ----------   -----------   -----------   -----------   -----------
From contract transactions:
   Payments received from contract owners                     3,467,804     4,878,433     4,449,020     4,041,947     3,848,058
   Payments for contract benefits or terminations              (191,510)     (768,534)     (780,408)     (149,980)     (814,910)
   Transfers between sub-accounts (including fixed
     account), net                                            1,484,899      (389,842)    2,644,487       938,942     1,946,656
   Contract maintenance charges                                 (80,526)         (747)       (4,357)       (1,400)       (1,691)
                                                             ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from contract transactions  4,680,667     3,719,310     6,308,742     4,829,509     4,978,113
                                                             ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets                             5,466,185     3,929,086     6,858,027     5,322,030     5,443,247
Net assets at beginning of period                             4,413,177     1,985,993     6,686,524     4,910,708     4,933,109
                                                             ----------   -----------   -----------   -----------   -----------
Net assets at end of period                                  $9,879,362   $ 5,915,079   $13,544,551   $10,232,738   $10,376,356
                                                             ==========   ===========   ===========   ===========   ===========
Beginning units                                                 388,539     2,030,235     6,826,146     5,003,166     5,022,682
Units issued                                                    485,164     5,627,580     7,694,727     6,076,538     6,081,592
Units redeemed                                                  (71,473)   (1,953,492)   (1,488,824)   (1,263,026)   (1,175,750)
                                                             ----------   -----------   -----------   -----------   -----------
Ending units                                                    802,230     5,704,323    13,032,049     9,816,678     9,928,524
                                                             ==========   ===========   ===========   ===========   ===========
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                                 $    5,094   $    30,892   $   103,600   $    67,436   $    65,071
   Mortality and expense risk and administrative charges        (17,001)      (11,444)      (27,474)      (17,756)      (20,229)
                                                             ----------   -----------   -----------   -----------   -----------
   Net investment income (loss)                                 (11,907)       19,448        76,126        49,680        44,842
   Net realized gain (loss)                                      (2,747)      (30,489)       (7,079)       (4,514)        3,536
   Capital gain distribution from mutual funds                       --        54,061       186,157       136,339       172,123
   Change in unrealized appreciation (depreciation) of
     investments                                                (89,042)     (106,236)     (420,847)     (288,777)     (355,085)
                                                             ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from operations              (103,696)      (63,216)     (165,643)     (107,272)     (134,584)
                                                             ----------   -----------   -----------   -----------   -----------
From contract transactions:
   Payments received from contract owners                     4,328,497     3,739,061     4,125,765     3,161,068     3,260,743
   Payments for contract benefits or terminations               (30,188)     (766,385)      (97,793)      (10,409)       19,760
   Transfers between sub-accounts (including fixed
     account), net                                              230,554      (923,382)    2,825,392     1,867,702     1,787,550
   Contract maintenance charges                                 (11,990)          (85)       (1,197)         (381)         (360)
                                                             ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from contract transactions  4,516,873     2,049,209     6,852,167     5,017,980     5,067,693
                                                             ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets                             4,413,177     1,985,993     6,686,524     4,910,708     4,933,109
Net assets at beginning of period                                    --            --            --            --            --
                                                             ----------   -----------   -----------   -----------   -----------
Net assets at end of period                                  $4,413,177   $ 1,985,993   $ 6,686,524   $ 4,910,708   $ 4,933,109
                                                             ==========   ===========   ===========   ===========   ===========
Beginning units                                                      --            --            --            --            --
Units issued                                                    398,590     4,103,978     7,209,556     5,407,376     5,132,210
Units redeemed                                                  (10,051)   (2,073,743)     (383,410)     (404,210)     (109,528)
                                                             ----------   -----------   -----------   -----------   -----------
Ending units                                                    388,539     2,030,235     6,826,146     5,003,166     5,022,682
                                                             ==========   ===========   ===========   ===========   ===========

--------------------------------------------------------------------------------
                                      18

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                   T. Rowe Price T. Rowe Price T. Rowe Price T. Rowe Price T. Rowe Price
                                                    Retirement    Retirement    Retirement    Retirement    Retirement
                                                   2035 Advisor  2040 Advisor  2045 Advisor  2050 Advisor  2055 Advisor
                                                       Class         Class         Class         Class         Class
                                                   ------------- ------------- ------------- ------------- -------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                        $   94,776    $    81,519   $   46,894    $   30,821    $   12,463
   Mortality and expense risk and
     administrative charges                            (53,392)       (56,429)     (30,284)      (17,981)       (7,878)
                                                    ----------    -----------   ----------    ----------    ----------
   Net investment income (loss)                         41,384         25,090       16,610        12,840         4,585
   Net realized gain (loss)                            (19,322)      (106,632)     (62,289)      (21,263)      (16,519)
   Capital gain distribution from mutual funds         222,724        244,557      137,924        89,160        30,712
   Change in unrealized appreciation
     (depreciation) of investments                     160,219        291,816      144,256        57,708        41,082
                                                    ----------    -----------   ----------    ----------    ----------
Increase (decrease) in net assets from operations      405,005        454,831      236,501       138,445        59,860
                                                    ----------    -----------   ----------    ----------    ----------
From contract transactions:
   Payments received from contract owners            3,400,508      4,027,781    2,414,513     1,867,126       706,486
   Payments for contract benefits or
     terminations                                     (343,225)      (196,016)    (116,256)     (225,267)      (98,174)
   Transfers between sub-accounts (including
     fixed account), net                             1,434,748       (171,716)      56,770       226,067        (8,273)
   Contract maintenance charges                         (1,520)        (1,235)      (1,521)       (1,089)       (1,253)
                                                    ----------    -----------   ----------    ----------    ----------
Increase (decrease) in net assets from contract
  transactions                                       4,490,511      3,658,814    2,353,506     1,866,837       598,786
                                                    ----------    -----------   ----------    ----------    ----------
Increase (decrease) in net assets                    4,895,516      4,113,645    2,590,007     2,005,282       658,646
Net assets at beginning of period                    3,208,718      3,533,166    1,929,081     1,060,101       535,675
                                                    ----------    -----------   ----------    ----------    ----------
Net assets at end of period                         $8,104,234    $ 7,646,811   $4,519,088    $3,065,383    $1,194,321
                                                    ==========    ===========   ==========    ==========    ==========
Beginning units                                      3,261,843      3,590,937    1,960,919     1,077,585       544,450
Units issued                                         4,790,564      5,189,027    3,211,409     2,053,710       876,560
Units redeemed                                        (303,966)    (1,469,260)    (856,145)     (203,820)     (280,054)
                                                    ----------    -----------   ----------    ----------    ----------
Ending units                                         7,748,441      7,310,704    4,316,183     2,927,475     1,140,956
                                                    ==========    ===========   ==========    ==========    ==========
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                        $   36,840    $    39,127   $   19,097    $   11,496    $    5,670
   Mortality and expense risk and
     administrative charges                            (12,378)       (11,901)      (6,739)       (4,651)       (2,464)
                                                    ----------    -----------   ----------    ----------    ----------
   Net investment income (loss)                         24,462         27,226       12,358         6,845         3,206
   Net realized gain (loss)                              2,461          3,223      (15,091)      (13,284)         (624)
   Capital gain distribution from mutual funds         117,889        150,713       72,455        38,702        16,820
   Change in unrealized appreciation
     (depreciation) of investments                    (231,031)      (239,055)    (119,514)      (78,164)      (32,991)
                                                    ----------    -----------   ----------    ----------    ----------
Increase (decrease) in net assets from operations      (86,219)       (57,893)     (49,792)      (45,901)      (13,589)
                                                    ----------    -----------   ----------    ----------    ----------
From contract transactions:
   Payments received from contract owners            1,920,812      2,428,361    1,515,654     1,034,213       287,897
   Payments for contract benefits or
     terminations                                       10,803        (52,775)       5,791       (84,647)       (4,052)
   Transfers between sub-accounts (including
     fixed account), net                             1,363,638      1,215,661      457,703       156,749       265,982
   Contract maintenance charges                           (316)          (188)        (275)         (313)         (563)
                                                    ----------    -----------   ----------    ----------    ----------
Increase (decrease) in net assets from contract
  transactions                                       3,294,937      3,591,059    1,978,873     1,106,002       549,264
                                                    ----------    -----------   ----------    ----------    ----------
Increase (decrease) in net assets                    3,208,718      3,533,166    1,929,081     1,060,101       535,675
Net assets at beginning of period                           --             --           --            --            --
                                                    ----------    -----------   ----------    ----------    ----------
Net assets at end of period                         $3,208,718    $ 3,533,166   $1,929,081    $1,060,101    $  535,675
                                                    ==========    ===========   ==========    ==========    ==========
Beginning units                                             --             --           --            --            --
Units issued                                         3,369,457      3,838,073    2,256,103     1,316,372       571,863
Units redeemed                                        (107,614)      (247,136)    (295,184)     (238,787)      (27,413)
                                                    ----------    -----------   ----------    ----------    ----------
Ending units                                         3,261,843      3,590,937    1,960,919     1,077,585       544,450
                                                    ==========    ===========   ==========    ==========    ==========

--------------------------------------------------------------------------------
                                      19

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                             Vanguard                   Vanguard      Vanguard
                                                             T. Rowe Price LifeStrategy   Vanguard    LifeStrategy    Long-Term
                                                              Retirement   Conservative LifeStrategy    Moderate     Investment-
                                                             2060 Advisor  Growth Fund  Growth Fund   Growth Fund    Grade Fund
                                                                 Class      Inv Shares   Inv Shares    Inv Shares    Inv Shares
                                                             ------------- ------------ ------------  ------------  ------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                                   $   7,163   $ 1,896,558  $  4,781,102  $  4,991,283  $ 12,914,456
   Mortality and expense risk and administrative charges          (5,454)   (1,033,345)   (2,539,934)   (2,707,328)   (3,809,168)
   Reimbursements of expenses                                         --            --            --            --       780,645
                                                               ---------   -----------  ------------  ------------  ------------
   Net investment income (loss)                                    1,709       863,213     2,241,168     2,283,955     9,885,933
   Net realized gain (loss)                                        1,166     1,520,607     6,849,433     7,836,112    (4,165,666)
   Capital gain distribution from mutual funds                    11,461       182,621        25,424        97,237     5,131,145
   Change in unrealized appreciation (depreciation) of
     investments                                                  27,281     1,246,126     5,254,904     2,406,235     2,559,513
                                                               ---------   -----------  ------------  ------------  ------------
Increase (decrease) in net assets from operations                 41,617     3,812,567    14,370,929    12,623,539    13,410,925
                                                               ---------   -----------  ------------  ------------  ------------
From contract transactions:
   Payments received from contract owners                        410,418    10,410,562    20,101,589    23,609,349    17,557,851
   Payments for contract benefits or terminations                (53,058)   (8,168,448)  (15,220,615)  (21,159,492)  (30,186,391)
   Transfers between sub-accounts (including fixed
     account), net                                               (93,171)   (1,860,492)   (6,272,934)   (9,771,243)   59,161,906
   Contract maintenance charges                                   (1,510)      (52,173)     (133,881)     (178,206)     (414,398)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --           244        (2,990)          (55)          (19)
                                                               ---------   -----------  ------------  ------------  ------------
Increase (decrease) in net assets from contract transactions     262,679       329,693    (1,528,831)   (7,499,647)   46,118,949
                                                               ---------   -----------  ------------  ------------  ------------
Increase (decrease) in net assets                                304,296     4,142,260    12,842,098     5,123,892    59,529,874
Net assets at beginning of period                                438,354    82,922,231   205,501,987   221,140,490   233,832,782
                                                               ---------   -----------  ------------  ------------  ------------
Net assets at end of period                                    $ 742,650   $87,064,491  $218,344,085  $226,264,382  $293,362,656
                                                               =========   ===========  ============  ============  ============
Beginning units                                                  445,270    42,527,347    97,409,481   106,333,540    73,061,910
Units issued                                                     552,555     5,730,461     6,143,125     6,126,071    33,665,923
Units redeemed                                                  (288,856)   (5,589,911)   (6,849,738)   (9,687,226)  (20,966,987)
                                                               ---------   -----------  ------------  ------------  ------------
Ending units                                                     708,969    42,667,897    96,702,868   102,772,385    85,760,846
                                                               =========   ===========  ============  ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                                   $   4,039   $ 1,805,443  $  4,401,309  $  4,744,710  $ 13,057,629
   Mortality and expense risk and administrative charges          (1,385)   (1,045,564)   (2,613,577)   (2,797,553)   (3,709,133)
   Reimbursements of expenses                                         --            --            --            --       758,098
                                                               ---------   -----------  ------------  ------------  ------------
   Net investment income (loss)                                    2,654       759,879     1,787,732     1,947,157    10,106,594
   Net realized gain (loss)                                      (22,310)    2,275,524     7,896,883     7,622,301     3,306,216
   Capital gain distribution from mutual funds                     2,693       833,106     4,651,085     3,657,097     4,683,747
   Change in unrealized appreciation (depreciation) of
     investments                                                  (2,765)   (5,087,430)  (19,317,371)  (17,332,440)  (29,209,634)
                                                               ---------   -----------  ------------  ------------  ------------
Increase (decrease) in net assets from operations                (19,728)   (1,218,921)   (4,981,671)   (4,105,885)  (11,113,077)
                                                               ---------   -----------  ------------  ------------  ------------
From contract transactions:
   Payments received from contract owners                        148,073    10,538,829    20,410,319    29,327,829    20,306,868
   Payments for contract benefits or terminations                 (9,168)   (9,738,254)  (17,485,030)  (23,027,032)  (27,162,534)
   Transfers between sub-accounts (including fixed
     account), net                                               319,320    (1,109,121)   (6,414,360)   (5,491,681)  (77,293,063)
   Contract maintenance charges                                     (143)      (52,256)     (139,818)     (176,188)     (419,696)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --           504        (2,951)           35       (29,422)
                                                               ---------   -----------  ------------  ------------  ------------
Increase (decrease) in net assets from contract transactions     458,082      (360,298)   (3,631,840)      632,963   (84,597,847)
                                                               ---------   -----------  ------------  ------------  ------------
Increase (decrease) in net assets                                438,354    (1,579,219)   (8,613,511)   (3,472,922)  (95,710,924)
Net assets at beginning of period                                     --    84,501,450   214,115,498   224,613,412   329,543,706
                                                               ---------   -----------  ------------  ------------  ------------
Net assets at end of period                                    $ 438,354   $82,922,231  $205,501,987  $221,140,490  $233,832,782
                                                               =========   ===========  ============  ============  ============
Beginning units                                                       --    42,734,912    99,085,412   106,092,172   100,256,578
Units issued                                                     770,048     5,595,048     6,001,114     9,395,277     8,431,260
Units redeemed                                                  (324,778)   (5,802,613)   (7,677,045)   (9,153,909)  (35,625,928)
                                                               ---------   -----------  ------------  ------------  ------------
Ending units                                                     445,270    42,527,347    97,409,481   106,333,540    73,061,910
                                                               =========   ===========  ============  ============  ============

--------------------------------------------------------------------------------
                                      20

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                     Vanguard                                       VALIC
                                                     Long-Term      Vanguard        Vanguard      Company I        VALIC
                                                     Treasury      Wellington      Windsor II       Asset        Company I
                                                     Fund Inv       Fund Inv        Fund Inv      Allocation     Blue Chip
                                                      Shares         Shares          Shares          Fund       Growth Fund
                                                   ------------  --------------  --------------  ------------  ------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                       $  6,634,970  $   45,972,661  $   40,412,716  $  3,308,717  $         --
   Mortality and expense risk and administrative
     charges                                         (3,132,051)    (20,899,349)    (19,390,711)   (1,558,377)   (5,416,466)
   Reimbursements of expenses                           650,377              --              --            --            --
                                                   ------------  --------------  --------------  ------------  ------------
   Net investment income (loss)                       4,153,296      25,073,312      21,022,005     1,750,340    (5,416,466)
   Net realized gain (loss)                             606,522      48,280,237      82,496,949     1,848,215    31,952,184
   Capital gain distribution from mutual funds        5,704,409      33,459,053      88,851,675    18,228,811    70,896,864
   Change in unrealized appreciation
     (depreciation) of investments                  (11,913,278)     56,490,570      (4,897,236)  (12,137,467)  (98,771,042)
                                                   ------------  --------------  --------------  ------------  ------------
Increase (decrease) in net assets from operations    (1,449,051)    163,303,172     187,473,393     9,689,899    (1,338,460)
                                                   ------------  --------------  --------------  ------------  ------------
From contract transactions:
   Payments received from contract owners            12,808,386     121,598,886      67,209,026     9,026,159    44,192,485
   Payments for contract benefits or terminations   (24,382,503)   (157,642,452)   (140,125,919)  (13,446,645)  (50,870,268)
   Transfers between sub-accounts (including
     fixed account), net                             20,090,111     (44,817,219)    (75,892,347)   (9,485,241)  (28,927,600)
   Contract maintenance charges                        (236,576)     (1,014,837)       (861,335)     (139,716)     (722,932)
   Adjustments to net assets allocated to
     contracts in payout period                             845      (2,317,052)        (22,982)        4,381          (944)
                                                   ------------  --------------  --------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                        8,280,263     (84,192,674)   (149,693,557)  (14,041,062)  (36,329,259)
                                                   ------------  --------------  --------------  ------------  ------------
Increase (decrease) in net assets                     6,831,212      79,110,498      37,779,836    (4,351,163)  (37,667,719)
Net assets at beginning of period                   234,777,345   1,739,836,354   1,656,936,168   164,771,108   594,477,478
                                                   ------------  --------------  --------------  ------------  ------------
Net assets at end of period                        $241,608,557  $1,818,946,852  $1,694,716,004  $160,419,945  $556,809,759
                                                   ============  ==============  ==============  ============  ============
Beginning units                                      71,630,465     458,029,060     471,076,938    22,848,552   315,722,066
Units issued                                         10,842,826      14,441,455       2,740,349       943,591    12,722,175
Units redeemed                                       (8,886,405)    (32,949,863)    (42,621,502)   (2,921,161)  (31,462,837)
                                                   ------------  --------------  --------------  ------------  ------------
Ending units                                         73,586,886     439,520,652     431,195,785    20,870,982   296,981,404
                                                   ============  ==============  ==============  ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                       $  6,950,830  $   46,048,453  $   38,215,220  $  3,608,630  $         --
   Mortality and expense risk and administrative
     charges                                         (3,031,373)    (21,545,552)    (21,281,080)   (1,696,832)   (5,567,851)
   Reimbursements of expenses                           629,358              --              --            --            --
                                                   ------------  --------------  --------------  ------------  ------------
   Net investment income (loss)                       4,548,815      24,502,901      16,934,140     1,911,798    (5,567,851)
   Net realized gain (loss)                           2,539,932      46,661,295      76,541,969     3,811,329    25,697,399
   Capital gain distribution from mutual funds        6,161,628      62,926,768      86,651,691    10,527,957    51,262,709
   Change in unrealized appreciation
     (depreciation) of investments                  (19,530,896)   (154,742,332)   (256,859,923)  (18,499,201)  (17,800,225)
                                                   ------------  --------------  --------------  ------------  ------------
Increase (decrease) in net assets from operations    (6,280,521)    (20,651,368)    (76,732,123)   (2,248,117)   53,592,032
                                                   ------------  --------------  --------------  ------------  ------------
From contract transactions:
   Payments received from contract owners            11,709,401     116,290,256      76,894,652    12,665,432    43,130,877
   Payments for contract benefits or terminations   (23,903,099)   (173,708,607)   (165,062,484)  (13,438,695)  (50,697,348)
   Transfers between sub-accounts (including
     fixed account), net                            (11,273,176)    (10,872,018)    (23,047,553)   (7,440,118)    6,607,687
   Contract maintenance charges                        (234,888)     (1,048,738)       (894,323)     (140,358)     (743,429)
   Adjustments to net assets allocated to
     contracts in payout period                           3,182        (325,033)         (4,702)       (2,979)         (848)
                                                   ------------  --------------  --------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                      (23,698,580)    (69,664,140)   (112,114,410)   (8,356,718)   (1,703,061)
                                                   ------------  --------------  --------------  ------------  ------------
Increase (decrease) in net assets                   (29,979,101)    (90,315,508)   (188,846,533)  (10,604,835)   51,888,971
Net assets at beginning of period                   264,756,446   1,830,151,862   1,845,782,701   175,375,943   542,588,507
                                                   ------------  --------------  --------------  ------------  ------------
Net assets at end of period                        $234,777,345  $1,739,836,354  $1,656,936,168  $164,771,108  $594,477,478
                                                   ============  ==============  ==============  ============  ============
Beginning units                                      79,135,119     475,391,229     501,441,264    23,983,803   316,697,102
Units issued                                          4,684,223      11,895,612       6,586,292     1,375,538    20,745,433
Units redeemed                                      (12,188,877)    (29,257,781)    (36,950,618)   (2,510,789)  (21,720,469)
                                                   ------------  --------------  --------------  ------------  ------------
Ending units                                         71,630,465     458,029,060     471,076,938    22,848,552   315,722,066
                                                   ============  ==============  ==============  ============  ============

--------------------------------------------------------------------------------
                                      21

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                   VALIC                                      VALIC
                                                      VALIC      Company I        VALIC         VALIC       Company I
                                                    Company I     Capital       Company I     Company I      Dynamic
                                                    Broad Cap   Conservation   Core Equity     Dividend     Allocation
                                                    Value Fund      Fund          Fund        Value Fund       Fund
                                                   -----------  ------------  ------------  -------------  ------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                       $   643,372  $  3,157,000  $  2,547,519  $  12,695,605  $  4,911,915
   Mortality and expense risk and administrative
     charges                                          (451,686)   (1,496,247)   (2,178,511)    (5,684,704)   (2,555,465)
                                                   -----------  ------------  ------------  -------------  ------------
   Net investment income (loss)                        191,686     1,660,753       369,008      7,010,901     2,356,450
   Net realized gain (loss)                          2,753,569     1,151,069    14,918,867     17,892,872       525,787
   Capital gain distribution from mutual funds       2,947,537       341,952            --     57,332,811     9,740,651
   Change in unrealized appreciation
     (depreciation) of investments                    (303,940)     (388,156)    9,735,334      2,808,750    (3,526,008)
                                                   -----------  ------------  ------------  -------------  ------------
Increase (decrease) in net assets from operations    5,588,852     2,765,618    25,023,209     85,045,334     9,096,880
                                                   -----------  ------------  ------------  -------------  ------------
From contract transactions:
   Payments received from contract owners            2,353,787     9,139,520     4,026,531     34,483,269     4,703,611
   Payments for contract benefits or terminations   (3,985,319)  (17,989,063)  (19,222,007)   (53,729,321)  (14,806,071)
   Transfers between sub-accounts (including
     fixed account), net                            (2,962,666)  (12,667,197)   (8,881,878)    87,223,496    (5,696,110)
   Contract maintenance charges                        (90,875)     (122,664)     (112,925)      (839,938)   (2,684,022)
   Adjustments to net assets allocated to
     contracts in payout period                             --       (38,789)      (14,448)         7,704            --
                                                   -----------  ------------  ------------  -------------  ------------
Increase (decrease) in net assets from contract
  transactions                                      (4,685,073)  (21,678,193)  (24,204,727)    67,145,210   (18,482,592)
                                                   -----------  ------------  ------------  -------------  ------------
Increase (decrease) in net assets                      903,779   (18,912,575)      818,482    152,190,544    (9,385,712)
Net assets at beginning of period                   45,883,915   163,371,798   236,139,646    523,407,251   250,654,035
                                                   -----------  ------------  ------------  -------------  ------------
Net assets at end of period                        $46,787,694  $144,459,223  $236,958,128  $ 675,597,795  $241,268,323
                                                   ===========  ============  ============  =============  ============
Beginning units                                     27,164,348    43,743,787    71,810,755    199,846,204   221,754,558
Units issued                                         2,961,983     5,668,338       266,271     53,269,729     5,021,868
Units redeemed                                      (5,554,505)  (10,896,659)   (7,505,071)   (29,542,628)  (21,020,393)
                                                   -----------  ------------  ------------  -------------  ------------
Ending units                                        24,571,826    38,515,466    64,571,955    223,573,305   205,756,033
                                                   ===========  ============  ============  =============  ============
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                       $   833,847  $  3,417,885  $  2,460,948  $  12,841,824  $         --
   Mortality and expense risk and administrative
     charges                                          (481,004)   (1,617,167)   (2,462,961)    (5,755,065)   (2,749,394)
                                                   -----------  ------------  ------------  -------------  ------------
   Net investment income (loss)                        352,843     1,800,718        (2,013)     7,086,759    (2,749,394)
   Net realized gain (loss)                          3,990,173     1,231,223    17,333,667     55,452,192     2,291,321
   Capital gain distribution from mutual funds       1,544,379            --            --     39,041,697            --
   Change in unrealized appreciation
     (depreciation) of investments                  (6,767,955)   (4,230,513)  (24,146,103)  (108,933,557)  (14,400,057)
                                                   -----------  ------------  ------------  -------------  ------------
Increase (decrease) in net assets from operations     (880,560)   (1,198,572)   (6,814,449)    (7,352,909)  (14,858,130)
                                                   -----------  ------------  ------------  -------------  ------------
From contract transactions:
   Payments received from contract owners            3,829,742     8,812,165     4,767,827     41,003,516    12,487,897
   Payments for contract benefits or terminations   (5,102,350)  (19,934,025)  (20,477,895)   (49,481,995)  (12,887,868)
   Transfers between sub-accounts (including
     fixed account), net                            (1,436,793)   (1,318,956)  (11,795,059)  (100,444,662)   (1,810,076)
   Contract maintenance charges                        (84,091)     (126,324)     (119,655)      (790,969)   (2,425,695)
   Adjustments to net assets allocated to
     contracts in payout period                             --      (199,621)        6,746         (3,822)           --
                                                   -----------  ------------  ------------  -------------  ------------
Increase (decrease) in net assets from contract
  transactions                                      (2,793,492)  (12,766,761)  (27,618,036)  (109,717,932)   (4,635,742)
                                                   -----------  ------------  ------------  -------------  ------------
Increase (decrease) in net assets                   (3,674,052)  (13,965,333)  (34,432,485)  (117,070,841)  (19,493,872)
Net assets at beginning of period                   49,557,967   177,337,131   270,572,131    640,478,092   270,147,907
                                                   -----------  ------------  ------------  -------------  ------------
Net assets at end of period                        $45,883,915  $163,371,798  $236,139,646  $ 523,407,251  $250,654,035
                                                   ===========  ============  ============  =============  ============
Beginning units                                     28,660,184    47,679,527    79,935,818    240,335,035   225,671,419
Units issued                                         4,014,916     4,463,047       350,133     10,078,672    13,311,519
Units redeemed                                      (5,510,752)   (8,398,787)   (8,475,196)   (50,567,503)  (17,228,380)
                                                   -----------  ------------  ------------  -------------  ------------
Ending units                                        27,164,348    43,743,787    71,810,755    199,846,204   221,754,558
                                                   ===========  ============  ============  =============  ============

--------------------------------------------------------------------------------
                                      22

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                       VALIC                                       VALIC
                                                     Company I        VALIC          VALIC       Company I       VALIC
                                                     Emerging       Company I      Company I   Global Social   Company I
                                                     Economies    Foreign Value   Global Real    Awareness      Global
                                                       Fund           Fund        Estate Fund      Fund      Strategy Fund
                                                   -------------  -------------  ------------  ------------- -------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                       $  14,494,385  $  16,425,097  $ 10,847,353  $  6,947,853  $ 25,857,183
   Mortality and expense risk and administrative
     charges                                          (5,186,374)    (7,023,857)   (3,444,614)   (3,321,856)   (3,938,365)
                                                   -------------  -------------  ------------  ------------  ------------
   Net investment income (loss)                        9,308,011      9,401,240     7,402,739     3,625,997    21,918,818
   Net realized gain (loss)                              168,328     27,705,531       681,920    10,438,511     5,703,134
   Capital gain distribution from mutual funds                --             --    15,479,413            --    30,472,900
   Change in unrealized appreciation
     (depreciation) of investments                    45,019,663     42,551,854   (18,571,038)    6,844,961   (41,888,658)
                                                   -------------  -------------  ------------  ------------  ------------
Increase (decrease) in net assets from operations     54,496,002     79,658,625     4,993,034    20,909,469    16,206,194
                                                   -------------  -------------  ------------  ------------  ------------
From contract transactions:
   Payments received from contract owners             37,250,874     38,186,760    24,196,597    16,055,687    18,474,712
   Payments for contract benefits or terminations    (47,838,510)   (68,150,640)  (33,122,496)  (30,246,945)  (35,161,851)
   Transfers between sub-accounts (including
     fixed account), net                              69,446,740    (30,999,514)  (31,859,321)   24,242,319   (39,842,307)
   Contract maintenance charges                         (278,849)      (617,031)     (257,436)     (166,184)     (392,201)
   Adjustments to net assets allocated to
     contracts in payout period                          (12,693)        (1,858)       (1,570)       (8,856)       (3,456)
                                                   -------------  -------------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                        58,567,562    (61,582,283)  (41,044,226)    9,876,021   (56,925,103)
                                                   -------------  -------------  ------------  ------------  ------------
Increase (decrease) in net assets                    113,063,564     18,076,342   (36,051,192)   30,785,490   (40,718,909)
Net assets at beginning of period                    501,780,320    734,683,542   363,703,122   351,899,865   447,174,232
                                                   -------------  -------------  ------------  ------------  ------------
Net assets at end of period                        $ 614,843,884  $ 752,759,884  $327,651,930  $382,685,355  $406,455,323
                                                   =============  =============  ============  ============  ============
Beginning units                                      660,910,371    629,024,693   275,159,684    63,101,430   246,487,329
Units issued                                         132,952,450     18,877,175    12,977,092     5,971,109     4,136,513
Units redeemed                                       (60,704,929)   (66,880,562)  (43,424,468)   (4,499,303)  (35,714,389)
                                                   -------------  -------------  ------------  ------------  ------------
Ending units                                         733,157,892    581,021,306   244,712,308    64,573,236   214,909,453
                                                   =============  =============  ============  ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                       $  12,933,124  $  22,917,266  $ 10,408,207  $  8,156,084  $ 13,495,609
   Mortality and expense risk and administrative
     charges                                          (5,471,298)    (8,036,775)   (3,934,273)   (3,587,908)   (4,646,800)
                                                   -------------  -------------  ------------  ------------  ------------
   Net investment income (loss)                        7,461,826     14,880,491     6,473,934     4,568,176     8,848,809
   Net realized gain (loss)                           11,623,317     27,609,717    15,485,855    27,412,862    12,983,423
   Capital gain distribution from mutual funds                --             --    10,493,453            --    15,821,652
   Change in unrealized appreciation
     (depreciation) of investments                  (107,532,624)  (105,274,526)  (36,379,545)  (34,986,568)  (64,880,406)
                                                   -------------  -------------  ------------  ------------  ------------
Increase (decrease) in net assets from operations    (88,447,481)   (62,784,318)   (3,926,303)   (3,005,530)  (27,226,522)
                                                   -------------  -------------  ------------  ------------  ------------
From contract transactions:
   Payments received from contract owners             41,466,994     44,504,550    33,645,138    16,571,936    23,350,738
   Payments for contract benefits or terminations    (49,657,320)   (80,765,163)  (34,628,776)  (32,854,555)  (47,629,312)
   Transfers between sub-accounts (including
     fixed account), net                               1,585,027     (8,642,804)  (38,362,130)  (33,465,644)   (7,545,844)
   Contract maintenance charges                         (238,120)      (648,689)     (284,704)     (174,060)     (417,716)
   Adjustments to net assets allocated to
     contracts in payout period                           (8,051)        (1,541)           43        (6,792)      (10,690)
                                                   -------------  -------------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                        (6,851,470)   (45,553,647)  (39,630,429)  (49,929,115)  (32,252,824)
                                                   -------------  -------------  ------------  ------------  ------------
Increase (decrease) in net assets                    (95,298,951)  (108,337,965)  (43,556,732)  (52,934,645)  (59,479,346)
Net assets at beginning of period                    597,079,271    843,021,507   407,259,854   404,834,510   506,653,578
                                                   -------------  -------------  ------------  ------------  ------------
Net assets at end of period                        $ 501,780,320  $ 734,683,542  $363,703,122  $351,899,865  $447,174,232
                                                   =============  =============  ============  ============  ============
Beginning units                                      665,527,599    662,436,645   305,179,712    71,601,453   263,440,548
Units issued                                          71,475,890     23,534,859    19,675,021     1,203,702     5,714,219
Units redeemed                                       (76,093,118)   (56,946,811)  (49,695,049)   (9,703,725)  (22,667,438)
                                                   -------------  -------------  ------------  ------------  ------------
Ending units                                         660,910,371    629,024,693   275,159,684    63,101,430   246,487,329
                                                   =============  =============  ============  ============  ============

--------------------------------------------------------------------------------
                                      23

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                       VALIC         VALIC                                       VALIC
                                                     Company I     Company I        VALIC                      Company I
                                                     Government    Government     Company I       VALIC         Health
                                                   Money Market I  Securities     Growth &      Company I      Sciences
                                                        Fund          Fund       Income Fund   Growth Fund       Fund
                                                   -------------- ------------  ------------  -------------  -------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                        $     32,447  $  2,578,090  $  1,313,843  $   5,868,376  $          --
   Mortality and expense risk and administrative
     charges                                          (3,038,051)   (1,046,282)     (995,924)    (8,454,678)    (7,386,083)
                                                    ------------  ------------  ------------  -------------  -------------
   Net investment income (loss)                       (3,005,604)    1,531,808       317,919     (2,586,302)    (7,386,083)
   Net realized gain (loss)                                   --       369,128     7,854,623     98,388,109    100,386,666
   Capital gain distribution from mutual funds                --            --     4,859,974    145,286,067    113,022,837
   Change in unrealized appreciation
     (depreciation) of investments                            --    (1,918,748)   (3,057,284)  (209,033,566)  (306,007,197)
                                                    ------------  ------------  ------------  -------------  -------------
Increase (decrease) in net assets from operations     (3,005,604)      (17,812)    9,975,232     32,054,308    (99,983,777)
                                                    ------------  ------------  ------------  -------------  -------------
From contract transactions:
   Payments received from contract owners            119,109,479     5,180,346     4,721,985     26,302,972     49,118,248
   Payments for contract benefits or terminations    (39,805,279)  (11,315,945)   (9,922,396)   (72,956,921)   (60,307,292)
   Transfers between sub-accounts (including
     fixed account), net                             (73,460,322)   13,386,839    (6,474,668)   (90,347,788)  (124,867,884)
   Contract maintenance charges                         (165,226)      (88,384)     (139,059)      (513,061)      (367,428)
   Adjustments to net assets allocated to
     contracts in payout period                             (549)       (1,990)       (1,647)        (3,286)         7,411
                                                    ------------  ------------  ------------  -------------  -------------
Increase (decrease) in net assets from contract
  transactions                                         5,678,103     7,160,866   (11,815,785)  (137,518,084)  (136,416,945)
                                                    ------------  ------------  ------------  -------------  -------------
Increase (decrease) in net assets                      2,672,499     7,143,054    (1,840,553)  (105,463,776)  (236,400,722)
Net assets at beginning of period                    321,332,426   102,440,812   106,900,848    972,367,632    908,213,668
                                                    ------------  ------------  ------------  -------------  -------------
Net assets at end of period                         $324,004,925  $109,583,866  $105,060,295  $ 866,903,856  $ 671,812,946
                                                    ============  ============  ============  =============  =============
Beginning units                                      161,057,840    28,530,544    30,787,070    563,317,952    198,619,038
Units issued                                          37,812,727     7,810,264     3,453,424     31,508,431      5,911,683
Units redeemed                                       (34,873,756)   (4,929,046)   (6,748,967)  (110,953,798)   (38,755,190)
                                                    ------------  ------------  ------------  -------------  -------------
Ending units                                         163,996,811    31,411,762    27,491,527    483,872,585    165,775,531
                                                    ============  ============  ============  =============  =============
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                        $     32,457  $  2,495,469  $  1,070,810  $   5,906,799  $          --
   Mortality and expense risk and administrative
     charges                                          (3,072,531)   (1,029,143)   (1,071,041)    (9,380,538)    (8,555,937)
                                                    ------------  ------------  ------------  -------------  -------------
   Net investment income (loss)                       (3,040,074)    1,466,326          (231)    (3,473,739)    (8,555,937)
   Net realized gain (loss)                                   --       146,970     6,053,796     63,683,389     23,457,831
   Capital gain distribution from mutual funds                --            --            --    110,663,368    105,211,129
   Change in unrealized appreciation
     (depreciation) of investments                            --    (1,723,826)   (7,195,457)  (150,508,745)   (35,909,487)
                                                    ------------  ------------  ------------  -------------  -------------
Increase (decrease) in net assets from operations     (3,040,074)     (110,530)   (1,141,892)    20,364,273     84,203,536
                                                    ------------  ------------  ------------  -------------  -------------
From contract transactions:
   Payments received from contract owners            119,712,890     5,212,984     5,037,880     35,884,299     68,538,931
   Payments for contract benefits or terminations    (31,429,244)  (11,362,356)   (8,694,531)   (79,167,781)   (64,524,269)
   Transfers between sub-accounts (including
     fixed account), net                             (95,398,338)   (8,851,051)     (807,713)    19,163,641     79,056,504
   Contract maintenance charges                         (161,685)      (77,737)      (99,852)      (603,362)      (424,018)
   Adjustments to net assets allocated to
     contracts in payout period                             (547)       (1,134)        6,617        (10,698)        11,792
                                                    ------------  ------------  ------------  -------------  -------------
Increase (decrease) in net assets from contract
  transactions                                        (7,276,924)  (15,079,294)   (4,557,599)   (24,733,901)    82,658,940
                                                    ------------  ------------  ------------  -------------  -------------
Increase (decrease) in net assets                    (10,316,998)  (15,189,824)   (5,699,491)    (4,369,628)   166,862,476
Net assets at beginning of period                    331,649,424   117,630,636   112,600,339    976,737,260    741,351,192
                                                    ------------  ------------  ------------  -------------  -------------
Net assets at end of period                         $321,332,426  $102,440,812  $106,900,848  $ 972,367,632  $ 908,213,668
                                                    ============  ============  ============  =============  =============
Beginning units                                      164,765,549    32,589,746    32,066,742    577,668,720    180,846,975
Units issued                                          36,799,255     4,526,967     4,399,196     46,123,567     25,852,170
Units redeemed                                       (40,506,964)   (8,586,169)   (5,678,868)   (60,474,335)    (8,080,107)
                                                    ------------  ------------  ------------  -------------  -------------
Ending units                                         161,057,840    28,530,544    30,787,070    563,317,952    198,619,038
                                                    ============  ============  ============  =============  =============

--------------------------------------------------------------------------------
                                      24

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                       VALIC         VALIC          VALIC
                                                     Company I     Company I      Company I       VALIC         VALIC
                                                     Inflation   International  International   Company I     Company I
                                                     Protected   Equities Index  Government   International   Large Cap
                                                       Fund           Fund        Bond Fund    Growth Fund    Core Fund
                                                   ------------  -------------- ------------- ------------- ------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                       $  5,166,945   $ 23,205,767  $  4,201,528  $  5,858,409  $  5,121,591
   Mortality and expense risk and administrative
     charges                                         (4,214,692)    (7,957,766)   (1,887,416)   (3,745,945)   (1,413,058)
                                                   ------------   ------------  ------------  ------------  ------------
   Net investment income (loss)                         952,253     15,248,001     2,314,112     2,112,464     3,708,533
   Net realized gain (loss)                           7,348,001      7,918,777    (3,792,949)   13,717,388     6,599,346
   Capital gain distribution from mutual funds          785,489             --       599,012    32,277,845    26,931,165
   Change in unrealized appreciation
     (depreciation) of investments                    3,147,472    (20,992,338)    4,217,334   (63,495,526)  (26,447,900)
                                                   ------------   ------------  ------------  ------------  ------------
Increase (decrease) in net assets from operations    12,233,215      2,174,440     3,337,509   (15,387,829)   10,791,144
                                                   ------------   ------------  ------------  ------------  ------------
From contract transactions:
   Payments received from contract owners            22,295,366     53,755,141     8,711,638    16,255,580    10,264,713
   Payments for contract benefits or terminations   (46,601,780)   (75,446,634)  (18,908,567)  (32,817,762)  (14,155,161)
   Transfers between sub-accounts (including
     fixed account), net                            (11,386,667)    25,817,425    41,552,201   (45,066,954)  (18,368,788)
   Contract maintenance charges                        (732,255)      (840,839)     (301,791)     (361,258)     (179,602)
   Adjustments to net assets allocated to
     contracts in payout period                          (7,358)         1,518          (430)       (6,277)      (30,317)
                                                   ------------   ------------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                      (36,432,694)     3,286,611    31,053,051   (61,996,671)  (22,469,155)
                                                   ------------   ------------  ------------  ------------  ------------
Increase (decrease) in net assets                   (24,199,479)     5,461,051    34,390,560   (77,384,500)  (11,678,011)
Net assets at beginning of period                   436,497,104    865,679,376   147,455,407   445,479,501   154,650,837
                                                   ------------   ------------  ------------  ------------  ------------
Net assets at end of period                        $412,297,625   $871,140,427  $181,845,967  $368,095,001  $142,972,826
                                                   ============   ============  ============  ============  ============
Beginning units                                     349,403,515    479,975,167    51,940,666   161,609,345    70,024,026
Units issued                                         28,834,100     49,742,783    20,393,252     5,196,228     3,251,583
Units redeemed                                      (57,205,487)   (47,751,337)  (10,232,137)  (27,959,468)  (13,078,636)
                                                   ------------   ------------  ------------  ------------  ------------
Ending units                                        321,032,128    481,966,613    62,101,781   138,846,105    60,196,973
                                                   ============   ============  ============  ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                       $  8,510,455   $ 31,716,243  $  4,172,576  $  7,492,288  $  1,745,236
   Mortality and expense risk and administrative
     charges                                         (4,278,552)    (8,780,241)   (1,552,573)   (4,566,734)   (1,556,976)
                                                   ------------   ------------  ------------  ------------  ------------
   Net investment income (loss)                       4,231,903     22,936,002     2,620,003     2,925,554       188,260
   Net realized gain (loss)                           7,682,766     47,612,545    (4,181,697)   29,125,585    10,498,403
   Capital gain distribution from mutual funds          847,131             --       445,297     3,322,272    24,579,298
   Change in unrealized appreciation
     (depreciation) of investments                  (30,157,547)   (90,424,129)   (5,856,702)  (39,570,797)  (31,615,999)
                                                   ------------   ------------  ------------  ------------  ------------
Increase (decrease) in net assets from operations   (17,395,747)   (19,875,582)   (6,973,099)   (4,197,386)    3,649,962
                                                   ------------   ------------  ------------  ------------  ------------
From contract transactions:
   Payments received from contract owners            25,657,747     61,447,682     7,969,456    21,857,687    10,773,893
   Payments for contract benefits or terminations   (44,335,736)   (80,004,265)  (14,793,943)  (45,934,255)  (14,140,224)
   Transfers between sub-accounts (including
     fixed account), net                             25,993,890     26,465,184    (9,576,961)  (33,779,048)  (14,001,347)
   Contract maintenance charges                        (768,791)      (955,323)     (242,240)     (401,141)     (180,560)
   Adjustments to net assets allocated to
     contracts in payout period                          (7,505)         2,638        (3,674)       (8,137)        1,824
                                                   ------------   ------------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                        6,539,605      6,955,916   (16,647,362)  (58,264,894)  (17,546,414)
                                                   ------------   ------------  ------------  ------------  ------------
Increase (decrease) in net assets                   (10,856,142)   (12,919,666)  (23,620,461)  (62,462,280)  (13,896,452)
Net assets at beginning of period                   447,353,246    878,599,042   171,075,868   507,941,781   168,547,289
                                                   ------------   ------------  ------------  ------------  ------------
Net assets at end of period                        $436,497,104   $865,679,376  $147,455,407  $445,479,501  $154,650,837
                                                   ============   ============  ============  ============  ============
Beginning units                                     343,815,581    477,197,431    57,426,985   181,601,799    77,828,281
Units issued                                         41,907,919     90,573,796     9,232,637     7,036,998     3,644,755
Units redeemed                                      (36,319,985)   (87,796,060)  (14,718,956)  (27,029,452)  (11,449,010)
                                                   ------------   ------------  ------------  ------------  ------------
Ending units                                        349,403,515    479,975,167    51,940,666   161,609,345    70,024,026
                                                   ============   ============  ============  ============  ============

--------------------------------------------------------------------------------
                                      25

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                     VALIC                       VALIC
                                                       VALIC          VALIC        Company I      VALIC        Company I
                                                     Company I    Company I Mid     Mid Cap     Company I      Science &
                                                   Large Capital    Cap Index      Strategic    Nasdaq-100     Technology
                                                    Growth Fund       Fund        Growth Fund   Index Fund        Fund
                                                   ------------- --------------  ------------  ------------  -------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                       $  3,321,314  $   35,969,923  $         --  $  1,919,367  $          --
   Mortality and expense risk and administrative
     charges                                         (3,575,884)    (27,421,775)   (2,178,496)   (2,770,576)    (8,498,681)
                                                   ------------  --------------  ------------  ------------  -------------
   Net investment income (loss)                        (254,570)      8,548,148    (2,178,496)     (851,209)    (8,498,681)
   Net realized gain (loss)                          13,159,704     134,123,857    11,547,605    18,521,561     54,351,724
   Capital gain distribution from mutual funds       17,162,984     274,465,538    31,887,211    11,796,784    161,411,132
   Change in unrealized appreciation
     (depreciation) of investments                  (11,072,287)    102,074,943   (22,227,055)  (12,881,535)  (151,944,762)
                                                   ------------  --------------  ------------  ------------  -------------
Increase (decrease) in net assets from operations    18,995,831     519,212,486    19,029,265    16,585,601     55,319,413
                                                   ------------  --------------  ------------  ------------  -------------
From contract transactions:
   Payments received from contract owners            10,987,872     124,288,766     7,273,727    24,318,566     25,205,960
   Payments for contract benefits or terminations   (30,405,079)   (239,138,917)  (19,297,600)  (22,457,282)   (67,493,444)
   Transfers between sub-accounts (including
     fixed account), net                            (11,695,433)    (41,571,805)  (12,964,899)   (8,228,875)   (27,229,319)
   Contract maintenance charges                        (187,432)     (2,109,601)     (100,009)     (135,553)      (320,457)
   Adjustments to net assets allocated to
     contracts in payout period                         (21,006)        (48,064)       (1,145)          607        (14,754)
                                                   ------------  --------------  ------------  ------------  -------------
Increase (decrease) in net assets from contract
  transactions                                      (31,321,078)   (158,579,621)  (25,089,926)   (6,502,537)   (69,852,014)
                                                   ------------  --------------  ------------  ------------  -------------
Increase (decrease) in net assets                   (12,325,247)    360,632,865    (6,060,661)   10,083,064    (14,532,601)
Net assets at beginning of period                   380,367,232   2,837,815,823   236,154,244   288,931,614    934,907,487
                                                   ------------  --------------  ------------  ------------  -------------
Net assets at end of period                        $368,041,985  $3,198,448,688  $230,093,583  $299,014,678  $ 920,374,886
                                                   ============  ==============  ============  ============  =============
Beginning units                                     225,298,744     171,943,269   122,905,459   230,783,788    193,307,934
Units issued                                          2,034,308       7,378,171       860,218    19,445,063      3,322,818
Units redeemed                                      (20,019,816)    (15,859,974)  (13,500,772)  (24,365,062)   (17,536,107)
                                                   ------------  --------------  ------------  ------------  -------------
Ending units                                        207,313,236     163,461,466   110,264,905   225,863,789    179,094,645
                                                   ============  ==============  ============  ============  =============
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                       $  2,214,623  $   31,770,840  $         --  $  2,470,182  $          --
   Mortality and expense risk and administrative
     charges                                         (3,811,238)    (29,722,666)   (2,475,582)   (2,667,738)    (8,899,897)
                                                   ------------  --------------  ------------  ------------  -------------
   Net investment income (loss)                      (1,596,615)      2,048,174    (2,475,582)     (197,556)    (8,899,897)
   Net realized gain (loss)                          15,030,674     157,514,199    21,459,298    12,966,838     61,454,342
   Capital gain distribution from mutual funds       71,093,272     173,202,309    38,376,225     2,969,410     95,878,690
   Change in unrealized appreciation
     (depreciation) of investments                  (87,883,368)   (433,385,402)  (65,576,678)    5,495,966    (85,700,551)
                                                   ------------  --------------  ------------  ------------  -------------
Increase (decrease) in net assets from operations    (3,356,037)   (100,620,720)   (8,216,737)   21,234,658     62,732,584
                                                   ------------  --------------  ------------  ------------  -------------
From contract transactions:
   Payments received from contract owners            11,120,001     143,835,706     8,345,570    24,638,376     26,328,449
   Payments for contract benefits or terminations   (31,156,322)   (267,055,847)  (22,471,505)  (21,727,485)   (72,319,888)
   Transfers between sub-accounts (including
     fixed account), net                            (10,369,468)    (68,693,043)  (16,465,104)    8,780,129    (23,689,759)
   Contract maintenance charges                        (191,158)     (2,342,283)     (113,571)     (134,641)      (329,557)
   Adjustments to net assets allocated to
     contracts in payout period                           3,233         (24,843)       (1,244)           (6)       (14,521)
                                                   ------------  --------------  ------------  ------------  -------------
Increase (decrease) in net assets from contract
  transactions                                      (30,593,714)   (194,280,310)  (30,705,854)   11,556,373    (70,025,276)
                                                   ------------  --------------  ------------  ------------  -------------
Increase (decrease) in net assets                   (33,949,751)   (294,901,030)  (38,922,591)   32,791,031     (7,292,692)
Net assets at beginning of period                   414,316,983   3,132,716,853   275,076,835   256,140,583    942,200,179
                                                   ------------  --------------  ------------  ------------  -------------
Net assets at end of period                        $380,367,232  $2,837,815,823  $236,154,244  $288,931,614  $ 934,907,487
                                                   ============  ==============  ============  ============  =============
Beginning units                                     242,825,241     181,983,085   138,081,014   221,062,156    207,052,424
Units issued                                          2,837,453       5,274,594     3,458,558    28,056,742      3,981,832
Units redeemed                                      (20,363,950)    (15,314,410)  (18,634,113)  (18,335,110)   (17,726,322)
                                                   ------------  --------------  ------------  ------------  -------------
Ending units                                        225,298,744     171,943,269   122,905,459   230,783,788    193,307,934
                                                   ============  ==============  ============  ============  =============

--------------------------------------------------------------------------------
                                      26

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                       VALIC                                       VALIC
                                                     Company I       VALIC         VALIC         Company I       VALIC
                                                     Small Cap     Company I     Company I       Small Cap     Company I
                                                    Aggressive     Small Cap     Small Cap        Special      Small Mid
                                                    Growth Fund      Fund        Index Fund     Values Fund   Growth Fund
                                                   ------------  ------------  --------------  ------------  ------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                       $         --  $    603,870  $   11,792,739  $  3,108,533  $         --
   Mortality and expense risk and administrative
     charges                                           (973,765)   (2,846,675)     (8,659,845)   (1,935,056)     (997,091)
                                                   ------------  ------------  --------------  ------------  ------------
   Net investment income (loss)                        (973,765)   (2,242,805)      3,132,894     1,173,477      (997,091)
   Net realized gain (loss)                          (1,963,397)   17,036,437      54,546,868    12,977,845     9,866,303
   Capital gain distribution from mutual funds       15,059,977    47,613,903      67,586,386    20,764,804    11,644,947
   Change in unrealized appreciation
     (depreciation) of investments                  (11,984,323)  (22,533,588)     48,779,765    18,317,466   (22,090,544)
                                                   ------------  ------------  --------------  ------------  ------------
Increase (decrease) in net assets from operations       138,492    39,873,947     174,045,913    53,233,592    (1,576,385)
                                                   ------------  ------------  --------------  ------------  ------------
From contract transactions:
   Payments received from contract owners             7,921,050     5,779,410      45,287,561     7,437,869     3,520,381
   Payments for contract benefits or terminations    (9,281,514)  (23,440,027)    (73,534,636)  (16,789,896)   (8,246,637)
   Transfers between sub-accounts (including
     fixed account), net                             (7,330,093)   (9,900,391)     (5,251,812)   10,394,727   (14,627,647)
   Contract maintenance charges                         (57,751)     (124,494)       (645,270)      (67,635)      (50,065)
   Adjustments to net assets allocated to
     contracts in payout period                             (31)         (554)          4,543           483          (277)
                                                   ------------  ------------  --------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                       (8,748,339)  (27,686,056)    (34,139,614)      975,548   (19,404,245)
                                                   ------------  ------------  --------------  ------------  ------------
Increase (decrease) in net assets                    (8,609,847)   12,187,891     139,906,299    54,209,140   (20,980,630)
Net assets at beginning of period                   115,361,847   302,832,444     916,967,370   191,258,568   120,360,724
                                                   ------------  ------------  --------------  ------------  ------------
Net assets at end of period                        $106,752,000  $315,020,335  $1,056,873,669  $245,467,708  $ 99,380,094
                                                   ============  ============  ==============  ============  ============
Beginning units                                      53,883,079    69,598,178     168,425,599   124,945,522    75,232,723
Units issued                                          5,500,627     1,041,480      13,101,629    13,902,257     1,037,627
Units redeemed                                       (9,966,104)   (7,281,939)    (20,244,995)  (14,061,645)  (13,736,231)
                                                   ------------  ------------  --------------  ------------  ------------
Ending units                                         49,417,602    63,357,719     161,282,233   124,786,134    62,534,119
                                                   ============  ============  ==============  ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                       $         --  $         --  $   10,854,892  $  2,057,855  $         --
   Mortality and expense risk and administrative
     charges                                         (1,104,118)   (3,277,460)     (9,687,891)   (1,992,115)   (1,203,328)
                                                   ------------  ------------  --------------  ------------  ------------
   Net investment income (loss)                      (1,104,118)   (3,277,460)      1,167,001        65,740    (1,203,328)
   Net realized gain (loss)                           4,789,490    25,742,971      78,835,894    15,770,860     7,412,354
   Capital gain distribution from mutual funds       22,125,679    53,006,575      55,921,291    16,341,316    27,361,029
   Change in unrealized appreciation
     (depreciation) of investments                  (26,401,769)  (93,632,225)   (188,166,067)  (42,592,990)  (35,241,086)
                                                   ------------  ------------  --------------  ------------  ------------
Increase (decrease) in net assets from operations      (590,718)  (18,160,139)    (52,241,881)  (10,415,074)   (1,671,031)
                                                   ------------  ------------  --------------  ------------  ------------
From contract transactions:
   Payments received from contract owners             8,005,846     6,868,788      51,587,233     7,455,027     4,525,702
   Payments for contract benefits or terminations    (9,128,006)  (29,618,056)    (86,614,504)  (20,446,123)  (10,518,411)
   Transfers between sub-accounts (including
     fixed account), net                             10,957,571   (15,816,773)    (46,279,244)   (7,507,914)    7,390,728
   Contract maintenance charges                         (64,209)     (130,280)       (685,867)      (63,637)     (100,461)
   Adjustments to net assets allocated to
     contracts in payout period                             (34)       (5,972)        (11,399)        1,987          (267)
                                                   ------------  ------------  --------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                        9,771,168   (38,702,293)    (82,003,781)  (20,560,660)    1,297,291
                                                   ------------  ------------  --------------  ------------  ------------
Increase (decrease) in net assets                     9,180,450   (56,862,432)   (134,245,662)  (30,975,734)     (373,740)
Net assets at beginning of period                   106,181,397   359,694,876   1,051,213,032   222,234,302   120,734,464
                                                   ------------  ------------  --------------  ------------  ------------
Net assets at end of period                        $115,361,847  $302,832,444  $  916,967,370  $191,258,568  $120,360,724
                                                   ============  ============  ==============  ============  ============
Beginning units                                      49,888,671    77,943,885     181,699,697   137,726,181    74,225,207
Units issued                                         11,855,042       457,255       9,234,680     2,728,825     8,480,333
Units redeemed                                       (7,860,634)   (8,802,962)    (22,508,778)  (15,509,484)   (7,472,817)
                                                   ------------  ------------  --------------  ------------  ------------
Ending units                                         53,883,079    69,598,178     168,425,599   124,945,522    75,232,723
                                                   ============  ============  ==============  ============  ============

--------------------------------------------------------------------------------
                                      27

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                     VALIC         VALIC         VALIC
                                                        VALIC                      Company II    Company II    Company II
                                                      Company I       VALIC        Aggressive     Capital     Conservative
                                                     Stock Index    Company I        Growth     Appreciation     Growth
                                                        Fund        Value Fund   Lifestyle Fund     Fund     Lifestyle Fund
                                                   --------------  ------------  -------------- ------------ --------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                       $   95,898,589  $  1,343,902   $ 10,688,347  $   145,257   $  8,904,462
   Mortality and expense risk and administrative
     charges                                          (36,434,620)     (841,396)    (4,946,739)    (362,728)    (3,113,588)
   Reimbursements of expenses                                  --            --      1,275,837       93,779        791,444
                                                   --------------  ------------   ------------  -----------   ------------
   Net investment income (loss)                        59,463,969       502,506      7,017,445     (123,692)     6,582,318
   Net realized gain (loss)                           166,142,690     7,405,494     16,094,166    3,294,883      1,423,041
   Capital gain distribution from mutual funds        280,466,344            --     36,688,904    3,632,730     12,929,029
   Change in unrealized appreciation
     (depreciation) of investments                   (120,717,633)    2,324,681    (19,690,191)  (6,304,450)    (2,735,836)
                                                   --------------  ------------   ------------  -----------   ------------
Increase (decrease) in net assets from operations     385,355,370    10,232,681     40,110,324      499,471     18,198,552
                                                   --------------  ------------   ------------  -----------   ------------
From contract transactions:
   Payments received from contract owners             144,479,617     4,094,780     56,739,603    1,766,736     35,814,347
   Payments for contract benefits or terminations    (330,421,918)   (9,926,320)   (40,445,348)  (3,518,920)   (34,528,775)
   Transfers between sub-accounts (including
     fixed account), net                              (76,049,813)   (3,340,353)   (34,107,131)  (1,930,898)   (11,234,573)
   Contract maintenance charges                        (2,189,029)     (122,074)    (1,195,191)     (51,830)      (284,860)
   Adjustments to net assets allocated to
     contracts in payout period                          (138,870)           35          5,602           --        (27,518)
                                                   --------------  ------------   ------------  -----------   ------------
Increase (decrease) in net assets from contract
  transactions                                       (264,320,013)   (9,293,932)   (19,002,465)  (3,734,912)   (10,261,379)
                                                   --------------  ------------   ------------  -----------   ------------
Increase (decrease) in net assets                     121,035,357       938,749     21,107,859   (3,235,441)     7,937,173
Net assets at beginning of period                   3,864,262,592    90,361,531    509,379,160   39,744,607    315,811,195
                                                   --------------  ------------   ------------  -----------   ------------
Net assets at end of period                        $3,985,297,949  $ 91,300,280   $530,487,019  $36,509,166   $323,748,368
                                                   ==============  ============   ============  ===========   ============
Beginning units                                       469,712,564    46,550,338    186,171,483   23,015,325    122,366,806
Units issued                                           15,280,933     2,017,285      7,891,137    1,233,438      6,829,379
Units redeemed                                        (46,330,470)   (6,676,983)   (14,588,665)  (3,384,996)   (10,734,115)
                                                   --------------  ------------   ------------  -----------   ------------
Ending units                                          438,663,027    41,890,640    179,473,955   20,863,767    118,462,070
                                                   ==============  ============   ============  ===========   ============
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                       $   67,339,107  $  1,485,792   $  8,383,526  $   130,988   $  7,237,648
   Mortality and expense risk and administrative
     charges                                          (38,883,131)     (934,054)    (5,105,938)    (390,459)    (3,232,436)
   Reimbursements of expenses                                  --            --      1,315,686      101,171        822,148
                                                   --------------  ------------   ------------  -----------   ------------
   Net investment income (loss)                        28,455,976       551,738      4,593,274     (158,300)     4,827,360
   Net realized gain (loss)                           216,295,785     7,250,076     14,972,290    3,972,526      4,333,467
   Capital gain distribution from mutual funds        151,509,894            --     37,795,753           --     14,559,242
   Change in unrealized appreciation
     (depreciation) of investments                   (390,410,486)  (11,797,452)   (65,614,192)  (1,793,478)   (30,505,695)
                                                   --------------  ------------   ------------  -----------   ------------
Increase (decrease) in net assets from operations       5,851,169    (3,995,638)    (8,252,875)   2,020,748     (6,785,626)
                                                   --------------  ------------   ------------  -----------   ------------
From contract transactions:
   Payments received from contract owners             165,719,775     4,212,522     69,858,059    2,163,813     47,973,058
   Payments for contract benefits or terminations    (353,182,016)  (10,131,688)   (38,842,956)  (4,252,604)   (36,086,173)
   Transfers between sub-accounts (including
     fixed account), net                             (168,495,897)   (3,695,108)   (27,303,611)  (2,281,438)   (13,978,676)
   Contract maintenance charges                        (2,340,794)     (130,717)    (1,219,879)     (53,822)      (270,191)
   Adjustments to net assets allocated to
     contracts in payout period                          (457,178)           28            449           --        (29,311)
                                                   --------------  ------------   ------------  -----------   ------------
Increase (decrease) in net assets from contract
  transactions                                       (358,756,110)   (9,744,963)     2,492,062   (4,424,051)    (2,391,293)
                                                   --------------  ------------   ------------  -----------   ------------
Increase (decrease) in net assets                    (352,904,941)  (13,740,601)    (5,760,813)  (2,403,303)    (9,176,919)
Net assets at beginning of period                   4,217,167,533   104,102,132    515,139,973   42,147,910    324,988,114
                                                   --------------  ------------   ------------  -----------   ------------
Net assets at end of period                        $3,864,262,592  $ 90,361,531   $509,379,160  $39,744,607   $315,811,195
                                                   ==============  ============   ============  ===========   ============
Beginning units                                       509,445,145    51,425,430    185,272,756   25,635,001    123,317,312
Units issued                                           10,081,182     1,441,837     13,397,103    1,289,657     11,251,545
Units redeemed                                        (49,813,763)   (6,316,929)   (12,498,376)  (3,909,333)   (12,202,051)
                                                   --------------  ------------   ------------  -----------   ------------
Ending units                                          469,712,564    46,550,338    186,171,483   23,015,325    122,366,806
                                                   ==============  ============   ============  ===========   ============

--------------------------------------------------------------------------------
                                      28

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                     VALIC                        VALIC
                                                       VALIC       Company II      VALIC       Company II      VALIC
                                                     Company II    Government    Company II   International  Company II
                                                     Core Bond    Money Market   High Yield   Opportunities  Large Cap
                                                        Fund        II Fund      Bond Fund        Fund       Value Fund
                                                   -------------  ------------  ------------  ------------- ------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                       $  19,002,296  $     15,447  $ 16,266,115  $  6,111,143  $  2,083,167
   Mortality and expense risk and administrative
     charges                                          (9,185,669)   (1,447,742)   (3,684,867)   (5,375,377)   (1,800,665)
   Reimbursements of expenses                          2,365,187       380,964       940,893     1,385,185       452,439
                                                   -------------  ------------  ------------  ------------  ------------
   Net investment income (loss)                       12,181,814    (1,051,331)   13,522,141     2,120,951       734,941
   Net realized gain (loss)                            6,229,891            --     1,789,035    42,966,968    19,521,104
   Capital gain distribution from mutual funds         2,634,321             1            --            --            --
   Change in unrealized appreciation
     (depreciation) of investments                     4,565,184             1    26,942,861   (50,777,451)    9,290,853
                                                   -------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from operations     25,611,210    (1,051,329)   42,254,037    (5,689,532)   29,546,898
                                                   -------------  ------------  ------------  ------------  ------------
From contract transactions:
   Payments received from contract owners             64,133,524    40,272,667    19,444,775    35,758,424    10,384,461
   Payments for contract benefits or terminations   (102,802,534)  (24,077,172)  (38,958,189)  (51,401,411)  (17,403,348)
   Transfers between sub-accounts (including
     fixed account), net                             (24,720,314)  (50,313,062)   69,012,863   (71,240,880)    6,451,175
   Contract maintenance charges                         (751,608)      (83,564)     (386,832)     (245,807)     (266,583)
   Adjustments to net assets allocated to
     contracts in payout period                              354            94        (2,822)       (2,298)       (1,312)
                                                   -------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                       (64,140,578)  (34,201,037)   49,109,795   (87,131,972)     (835,607)
                                                   -------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets                    (38,529,368)  (35,252,366)   91,363,832   (92,821,504)   28,711,291
Net assets at beginning of period                    931,326,862   169,405,376   357,920,693   596,947,798   175,268,726
                                                   -------------  ------------  ------------  ------------  ------------
Net assets at end of period                        $ 892,797,494  $134,153,010  $449,284,525  $504,126,294  $203,980,017
                                                   =============  ============  ============  ============  ============
Beginning units                                      478,175,881   137,896,669   151,445,812   268,732,142    65,553,811
Units issued                                          77,665,403    39,867,445    37,025,885     3,139,284    13,126,951
Units redeemed                                      (106,469,448)  (67,896,990)  (19,698,019)  (42,082,223)  (12,329,124)
                                                   -------------  ------------  ------------  ------------  ------------
Ending units                                         449,371,836   109,867,124   168,773,678   229,789,203    66,351,638
                                                   =============  ============  ============  ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                       $  16,142,480  $     15,865  $ 16,557,431  $  7,370,676  $  2,507,491
   Mortality and expense risk and administrative
     charges                                          (7,758,434)   (1,503,651)   (3,469,656)   (5,664,457)   (1,804,372)
   Reimbursements of expenses                          1,998,806       392,962       884,435     1,461,572       463,299
                                                   -------------  ------------  ------------  ------------  ------------
   Net investment income (loss)                       10,382,852    (1,094,824)   13,972,210     3,167,791     1,166,418
   Net realized gain (loss)                            1,890,603            (1)    8,970,044    22,003,132    11,552,631
   Change in unrealized appreciation
     (depreciation) of investments                   (21,669,904)            1   (39,944,300)   18,360,482   (19,181,678)
                                                   -------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from operations     (9,396,449)   (1,094,824)  (17,002,046)   43,531,405    (6,462,629)
                                                   -------------  ------------  ------------  ------------  ------------
From contract transactions:
   Payments received from contract owners             59,176,917    41,637,953    23,285,131    38,845,057    11,193,060
   Payments for contract benefits or terminations    (83,814,427)  (18,564,817)  (37,764,726)  (54,900,662)  (19,295,807)
   Transfers between sub-accounts (including
     fixed account), net                             251,995,659   (11,178,121)   51,461,745    23,521,008    (4,302,318)
   Contract maintenance charges                         (718,792)      (83,255)     (391,535)     (277,653)     (248,868)
   Adjustments to net assets allocated to
     contracts in payout period                              405           526            41           884          (299)
                                                   -------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                       226,639,762    11,812,286    36,590,656     7,188,634   (12,654,232)
                                                   -------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets                    217,243,313    10,717,462    19,588,610    50,720,039   (19,116,861)
Net assets at beginning of period                    714,083,549   158,687,914   338,332,083   546,227,759   194,385,587
                                                   -------------  ------------  ------------  ------------  ------------
Net assets at end of period                        $ 931,326,862  $169,405,376  $357,920,693  $596,947,798  $175,268,726
                                                   =============  ============  ============  ============  ============
Beginning units                                      362,992,296   129,017,658   136,270,181   264,766,357    70,147,074
Units issued                                         138,922,831    54,162,097    32,237,025    25,945,784     3,384,850
Units redeemed                                       (23,739,246)  (45,283,086)  (17,061,394)  (21,979,999)   (7,978,113)
                                                   -------------  ------------  ------------  ------------  ------------
Ending units                                         478,175,881   137,896,669   151,445,812   268,732,142    65,553,811
                                                   =============  ============  ============  ============  ============

--------------------------------------------------------------------------------
                                      29

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                    VALIC
                                                       VALIC         VALIC        Company II       VALIC         VALIC
                                                    Company II     Company II      Moderate     Company II     Company II
                                                      Mid Cap       Mid Cap         Growth       Small Cap     Small Cap
                                                    Growth Fund    Value Fund   Lifestyle Fund  Growth Fund    Value Fund
                                                   ------------  -------------  -------------- ------------  -------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                       $         --  $   2,298,750   $ 17,980,092  $         --  $   5,083,574
   Mortality and expense risk and administrative
     charges                                         (1,051,066)    (8,087,610)    (7,873,697)     (696,290)    (4,189,301)
   Reimbursements of expenses                           269,122      2,113,322      2,015,643       180,764      1,093,165
                                                   ------------  -------------   ------------  ------------  -------------
   Net investment income (loss)                        (781,944)    (3,675,538)    12,122,038      (515,526)     1,987,438
   Net realized gain (loss)                          11,070,636     41,278,223     17,026,119     1,149,494     32,878,792
   Capital gain distribution from mutual funds        8,072,064    118,242,843     43,943,409     7,477,742     51,118,111
   Change in unrealized appreciation
     (depreciation) of investments                  (15,329,003)   (45,943,365)   (13,069,401)   (3,520,771)    31,557,022
                                                   ------------  -------------   ------------  ------------  -------------
Increase (decrease) in net assets from operations     3,031,753    109,902,163     60,022,165     4,590,939    117,541,363
                                                   ------------  -------------   ------------  ------------  -------------
From contract transactions:
   Payments received from contract owners             6,513,156     43,046,267    101,786,623     3,904,499     23,832,609
   Payments for contract benefits or terminations   (10,359,103)   (79,494,106)   (70,120,057)   (6,903,148)   (41,501,637)
   Transfers between sub-accounts (including
     fixed account), net                            (28,039,758)    13,874,720    (42,117,281)   (7,964,284)   (23,533,242)
   Contract maintenance charges                         (79,141)      (644,360)      (886,353)      (46,262)      (217,022)
   Adjustments to net assets allocated to
     contracts in payout period                            (241)           609            190          (699)        (2,417)
                                                   ------------  -------------   ------------  ------------  -------------
Increase (decrease) in net assets from contract
  transactions                                      (31,965,087)   (23,216,870)   (11,336,878)  (11,009,894)   (41,421,709)
                                                   ------------  -------------   ------------  ------------  -------------
Increase (decrease) in net assets                   (28,933,334)    86,685,293     48,685,287    (6,418,955)    76,119,654
Net assets at beginning of period                   129,610,284    832,661,394    794,250,082    81,854,214    426,134,704
                                                   ------------  -------------   ------------  ------------  -------------
Net assets at end of period                        $100,676,950  $ 919,346,687   $842,935,369  $ 75,435,259  $ 502,254,358
                                                   ============  =============   ============  ============  =============
Beginning units                                      70,382,216    164,205,676    284,833,140    31,398,820    127,729,895
Units issued                                          1,732,703     10,712,511     14,372,050     2,261,609      9,799,461
Units redeemed                                      (19,519,618)   (14,831,493)   (18,361,419)   (6,623,994)   (20,853,986)
                                                   ------------  -------------   ------------  ------------  -------------
Ending units                                         52,595,301    160,086,694    280,843,771    27,036,435    116,675,370
                                                   ============  =============   ============  ============  =============
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                       $         --  $   1,758,921   $ 14,632,312  $         --  $   2,930,214
   Mortality and expense risk and administrative
     charges                                         (1,300,629)    (8,236,004)    (7,937,970)     (844,252)    (4,689,922)
   Reimbursements of expenses                           333,212      2,156,022      2,031,923       219,459      1,222,315
                                                   ------------  -------------   ------------  ------------  -------------
   Net investment income (loss)                        (967,417)    (4,321,061)     8,726,265      (624,793)      (537,393)
   Net realized gain (loss)                           7,652,053     43,670,463     15,916,403     2,551,231     50,361,086
   Capital gain distribution from mutual funds       19,505,006     84,703,647     46,004,251     9,489,334     64,706,200
   Change in unrealized appreciation
     (depreciation) of investments                  (28,658,393)  (143,229,008)   (84,298,061)  (13,118,410)  (148,437,088)
                                                   ------------  -------------   ------------  ------------  -------------
Increase (decrease) in net assets from operations    (2,468,751)   (19,175,959)   (13,651,142)   (1,702,638)   (33,907,195)
                                                   ------------  -------------   ------------  ------------  -------------
From contract transactions:
   Payments received from contract owners            11,263,171     46,143,062    125,612,435     4,864,937     30,340,412
   Payments for contract benefits or terminations   (11,281,523)   (85,407,620)   (68,052,123)   (8,033,063)   (47,115,589)
   Transfers between sub-accounts (including
     fixed account), net                                982,528     25,247,825    (45,653,220)   (5,409,797)   (54,455,105)
   Contract maintenance charges                         (86,994)      (572,292)      (891,552)      (50,840)      (216,938)
   Adjustments to net assets allocated to
     contracts in payout period                            (625)         1,614             96          (774)        (1,998)
                                                   ------------  -------------   ------------  ------------  -------------
Increase (decrease) in net assets from contract
  transactions                                          876,557    (14,587,411)    11,015,636    (8,629,537)   (71,449,218)
                                                   ------------  -------------   ------------  ------------  -------------
Increase (decrease) in net assets                    (1,592,194)   (33,763,370)    (2,635,506)  (10,332,175)  (105,356,413)
Net assets at beginning of period                   131,202,478    866,424,764    796,885,588    92,186,389    531,491,117
                                                   ------------  -------------   ------------  ------------  -------------
Net assets at end of period                        $129,610,284  $ 832,661,394   $794,250,082  $ 81,854,214  $ 426,134,704
                                                   ============  =============   ============  ============  =============
Beginning units                                      70,016,818    167,438,142    281,014,873    34,657,295    147,595,203
Units issued                                          8,269,928     11,175,317     20,963,764     3,587,133      8,452,959
Units redeemed                                       (7,904,530)   (14,407,783)   (17,145,497)   (6,845,608)   (28,318,267)
                                                   ------------  -------------   ------------  ------------  -------------
Ending units                                         70,382,216    164,205,676    284,833,140    31,398,820    127,729,895
                                                   ============  =============   ============  ============  =============

--------------------------------------------------------------------------------
                                      30

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                 VALIC
                                                              Company II      VALIC
                                                               Socially     Company II
                                                              Responsible   Strategic
                                                                 Fund       Bond Fund
                                                             ------------  ------------
FOR THE YEAR ENDED DECEMBER 31, 2016
From operations:
   Dividends                                                 $ 10,123,979  $ 23,275,089
   Mortality and expense risk and administrative charges       (6,877,656)   (5,633,993)
   Reimbursements of expenses                                   1,782,837     1,444,136
                                                             ------------  ------------
   Net investment income (loss)                                 5,029,160    19,085,232
   Net realized gain (loss)                                    40,779,902    10,935,837
   Capital gain distribution from mutual funds                 44,390,105     1,823,580
   Change in unrealized appreciation (depreciation) of
     investments                                              (22,592,689)    9,883,515
                                                             ------------  ------------
Increase (decrease) in net assets from operations              67,606,478    41,728,164
                                                             ------------  ------------
From contract transactions:
   Payments received from contract owners                      47,037,083    35,770,041
   Payments for contract benefits or terminations             (67,673,126)  (53,815,189)
   Transfers between sub-accounts (including fixed
     account), net                                            (42,574,071)      830,358
   Contract maintenance charges                                  (549,095)   (1,188,543)
   Adjustments to net assets allocated to contracts in
     payout period                                                    294       (20,076)
                                                             ------------  ------------
Increase (decrease) in net assets from contract transactions  (63,758,915)  (18,423,409)
                                                             ------------  ------------
Increase (decrease) in net assets                               3,847,563    23,304,755
Net assets at beginning of period                             730,244,847   561,958,294
                                                             ------------  ------------
Net assets at end of period                                  $734,092,410  $585,263,049
                                                             ============  ============
Beginning units                                               292,339,882   216,272,613
Units issued                                                    3,983,124    15,365,405
Units redeemed                                                (27,956,056)  (21,560,251)
                                                             ------------  ------------
Ending units                                                  268,366,950   210,077,767
                                                             ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2015
From operations:
   Dividends                                                 $  8,096,840  $ 21,451,902
   Mortality and expense risk and administrative charges       (7,071,149)   (5,834,553)
   Reimbursements of expenses                                   1,833,731     1,495,442
                                                             ------------  ------------
   Net investment income (loss)                                 2,859,422    17,112,791
   Net realized gain (loss)                                    21,766,367    10,344,323
   Capital gain distribution from mutual funds                         --     5,446,655
   Change in unrealized appreciation (depreciation) of
     investments                                              (22,178,422)  (48,177,389)
                                                             ------------  ------------
Increase (decrease) in net assets from operations               2,447,367   (15,273,620)
                                                             ------------  ------------
From contract transactions:
   Payments received from contract owners                      47,135,468    43,269,120
   Payments for contract benefits or terminations             (71,125,684)  (62,761,757)
   Transfers between sub-accounts (including fixed
     account), net                                             36,314,259    (9,679,985)
   Contract maintenance charges                                  (569,216)   (1,136,799)
   Adjustments to net assets allocated to contracts in
     payout period                                                   (206)       (6,827)
                                                             ------------  ------------
Increase (decrease) in net assets from contract transactions   11,754,621   (30,316,248)
                                                             ------------  ------------
Increase (decrease) in net assets                              14,201,988   (45,589,868)
Net assets at beginning of period                             716,042,859   607,548,162
                                                             ------------  ------------
Net assets at end of period                                  $730,244,847  $561,958,294
                                                             ============  ============
Beginning units                                               287,490,736   227,800,046
Units issued                                                   19,578,469     8,796,618
Units redeemed                                                (14,729,323)  (20,324,051)
                                                             ------------  ------------
Ending units                                                  292,339,882   216,272,613
                                                             ============  ============

--------------------------------------------------------------------------------
                                      31

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Variable Annuity Life Insurance Company Separate Account A (the Separate Account) is a segregated investment account established by The Variable Annuity Life Insurance Company (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

The Separate Account includes the following variable annuity products:

Equity Director                        Polaris Choice Elite
Group Fixed and Variable Annuity       Polaris Platinum Elite
(GTS-VA)
Group Unit Purchase (GUP)              Portfolio Director
IMPACT                                 Portfolio Director Group Unallocated
                                       VA
Independence Plus                      Potentia

The Separate Account contracts are sold through the Company's exclusive sales force. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company; however, all commissions are paid by the Company. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as open-ended management investment companies. The names in bold in the table below are the diversified, open-ended investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2016 and related statements of operations and changes in net assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

AMERICAN BEACON ADVISORS, INC.
American Beacon Holland Large Cap
Growth Fund I Investor

ANCHOR SERIES TRUST (AST)/(A)/
AST Capital Appreciation Portfolio     AST Natural Resources Portfolio
Class 3/(o)/                           Class 3/(o)/
AST Government and Quality Bond        AST Strategic Multi-Asset Portfolio
Portfolio Class 3/(o)/                 Class 3/(c)/
AST SA BlackRock Multi-Asset Income
Portfolio Class 3/(b)(o)/

ARIEL FUND
Ariel Appreciation Fund Investor Class Ariel Fund Investor Class

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (FTVIP)
FTVIP Franklin Founding Funds          FTVIP Templeton Global Asset
Allocation VIP Fund Class 2/(o)/       Allocation Fund
FTVIP Franklin Income VIP Fund
Class 2/(d)(o)/

GOLDMAN SACHS VARIABLE INSURANCE
TRUST (GOLDMAN SACHS VIT)
Goldman Sachs VIT Government Money
Market Fund Service Class/(o)/

INVESCO VARIABLE INSURANCE FUNDS
(INVESCO V.I.)
Invesco V.I. Balanced-Risk Commodity   Invesco V.I. Growth and Income Fund
Strategy Fund Class R5                 Series II/(o)/
Invesco V.I. Comstock Fund Series
II/(o)/

LORD ABBETT SERIES FUND, INC. (LORD
ABBETT FUND)
Lord Abbett Fund Growth and Income
Portfolio Class VC/(o)/

NEUBERGER BERMAN ADVISERS MANAGEMENT
TRUST (NEUBERGER BERMAN AMT)
Neuberger Berman AMT Guardian Trust

--------------------------------------------------------------------------------
                                      32

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEASONS SERIES TRUST (SST)/(A)/
SST Allocation Balanced Portfolio      SST Allocation Moderate Portfolio
Class 3/(o)/                           Class 3/(o)/
SST Allocation Growth Portfolio        SST Asset Allocation Diversified
Class 3/(o)/                           Growth Portfolio Class 3/(c)/
SST Allocation Moderate Growth
Portfolio Class 3/(o)/                 SST Real Return Portfolio Class 3/(o)/

SUNAMERICA MUTUAL FUNDS
(SUNAMERICA)/(A)/
SunAmerica 2020 High Watermark Fund
Class I

SUNAMERICA SERIES TRUST (SAST)/(A)/
SAST Aggressive Growth Portfolio       SAST High-Yield Bond Portfolio
Class 3/(o)/                           Class 3/(o)/
SAST SA AB Growth Portfolio            SAST International Diversified
Class 3/(e)(o)/                        Equities Portfolio Class 3/(o)/
SAST American Funds Asset Allocation   SAST International Growth and Income
Portfolio Class 3/(o)/                 Portfolio Class 3/(o)/
SAST American Funds Global Growth      SAST SA MFS Massachusetts Investors
Portfolio Class 3/(o)/                 Trust Portfolio Class 3/(f)(o)/
SAST American Funds Growth Portfolio   SAST SA MFS Total Return Bond
Class 3/(o)/                           Portfolio Class 3/(g)(o)/
SAST American Funds Growth-Income      SAST Mid-Cap Growth Portfolio
Portfolio Class 3/(o)/                 Class 3/(o)/
                                       SAST Real Estate Portfolio
SAST Balanced Portfolio Class 3/(o)/   Class 3/(o)/
SAST BlackRock VCP Global Multi-Asset  SAST SA Janus Focused Growth
Portfolio Class 3/(o)/                 Portfolio Class 3/(h)(o)/
SAST Blue Chip Growth Portfolio        SAST SA JPMorgan MFS Core Bond
Class 3/(o)/                           Portfolio Class 3/(i)(o)/
SAST Capital Growth Portfolio          SAST SA Legg Mason BW Large Cap Value
Class 3/(o)/                           Portfolio Class 3/(o)/
SAST Corporate Bond Portfolio          SAST Schroder's VCP Global Allocation
Class 3/(o)/                           Portfolio Class 3/(o)/
SAST Dogs of Wall Street Portfolio     SAST Small & Mid Cap Value Portfolio
Class 3/(o)/                           Class 3/(o)/
SAST Dynamic Allocation Portfolio      SAST Small Company Value Portfolio
Class 3/(o)/                           Class 3/(o)/
SAST Dynamic Strategy Portfolio        SAST SA T. Rowe Price VCP Balanced
Class 3/(o)/                           Portfolio Class 3/(o)/
SAST Emerging Markets Portfolio
Class 3/(o)/                           SAST Technology Portfolio Class 3/(o)/
SAST Equity Opportunities Portfolio    SAST Telecom Utility Portfolio
Class 3/(o)/                           Class 3/(o)/
SAST Foreign Value Portfolio           SAST Ultra Short Bond Portfolio
Class 3/(o)/                           Class 3/(j)(o)/
SAST Global Bond Portfolio             SAST VCP Managed Asset Allocation
Class 3/(o)/                           SAST Portfolio Class 3/(k)(o)/
SAST Global Equities Portfolio         SAST VCP Total Return Balanced
Class 3/(o)/                           Portfolio Class 3/(o)/
SAST Growth Opportunities Portfolio
Class 3/(o)/                           SAST VCP Value Portfolio Class 3/(o)/
SAST Growth-Income Portfolio Class 3

T. ROWE PRICE EQUITY SERIES, INC. (T.
ROWE PRICE)
T. Rowe Price Retirement 2015 Advisor  T. Rowe Price Retirement 2040 Advisor
Class                                  Class
T. Rowe Price Retirement 2020 Advisor  T. Rowe Price Retirement 2045 Advisor
Class                                  Class
T. Rowe Price Retirement 2025 Advisor  T. Rowe Price Retirement 2050 Advisor
Class                                  Class
T. Rowe Price Retirement 2030 Advisor  T. Rowe Price Retirement 2055 Advisor
Class                                  Class
T. Rowe Price Retirement 2035 Advisor  T. Rowe Price Retirement 2060 Advisor
Class                                  Class

THE VANGUARD GROUP (VANGUARD)
Vanguard LifeStrategy Conservative     Vanguard Long-Term Treasury Fund Inv
Growth Fund Inv Shares                 Shares
Vanguard LifeStrategy Growth Fund Inv
Shares                                 Vanguard Wellington Fund Inv Shares
Vanguard LifeStrategy Moderate Growth
Fund Inv Shares                        Vanguard Windsor II Fund Inv Shares
Vanguard Long-Term Investment-Grade
Fund Inv Shares

VALIC COMPANY I/(L)/
                                       VALIC Company I Inflation Protected
VALIC Company I Asset Allocation Fund  Fund
                                       VALIC Company I International
VALIC Company I Blue Chip Growth Fund  Equities Index Fund
                                       VALIC Company I International
VALIC Company I Broad Cap Value Fund   Government Bond Fund
VALIC Company I Capital Conservation   VALIC Company I International Growth
Fund                                   Fund
VALIC Company I Core Equity Fund       VALIC Company I Large Cap Core Fund
                                       VALIC Company I Large Capital Growth
VALIC Company I Dividend Value Fund    Fund
VALIC Company I Dynamic Allocation
Fund                                   VALIC Company I Mid Cap Index Fund
VALIC Company I Emerging Economies     VALIC Company I Mid Cap Strategic
Fund                                   Growth Fund
VALIC Company I Foreign Value Fund     VALIC Company I Nasdaq-100 Index Fund
VALIC Company I Global Real Estate     VALIC Company I Science & Technology
Fund                                   Fund
VALIC Company I Global Social          VALIC Company I Small Cap Aggressive
Awareness Fund                         Growth Fund
VALIC Company I Global Strategy Fund   VALIC Company I Small Cap Fund
VALIC Company I Government Money
Market I Fund/(m)/                     VALIC Company I Small Cap Index Fund
VALIC Company I Government Securities  VALIC Company I Small Cap Special
Fund                                   Values Fund
VALIC Company I Growth & Income Fund   VALIC Company I Small Mid Growth Fund
VALIC Company I Growth Fund            VALIC Company I Stock Index Fund
VALIC Company I Health Sciences Fund   VALIC Company I Value Fund

--------------------------------------------------------------------------------
                                      33

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

VALIC COMPANY II/(L)/
VALIC Company II Aggressive Growth
Lifestyle Fund                         VALIC Company II Mid Cap Growth Fund
VALIC Company II Capital Appreciation
Fund                                   VALIC Company II Mid Cap Value Fund
VALIC Company II Conservative Growth   VALIC Company II Moderate Growth
Lifestyle Fund                         Lifestyle Fund
VALIC Company II Core Bond Fund        VALIC Company II Small Cap Growth Fund
VALIC Company II Government Money
Market II Fund/(n)/                    VALIC Company II Small Cap Value Fund
                                       VALIC Company II Socially Responsible
VALIC Company II High Yield Bond Fund  Fund
VALIC Company II International
Opportunities Fund                     VALIC Company II Strategic Bond Fund
VALIC Company II Large Cap Value Fund

(a) These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Season Series Trust, SunAmerica Mutual Funds and SunAmerica Series Trust.
(b) Formerly AST Multi-Asset Income Portfolio.
(c) For the period September 26, 2016 (commencement of operations) to
    December 31, 2016.
(d) Formerly Franklin Income Securities Fund.
(e) Formerly SAST Alliance Growth Portfolio.
(f) Formerly SAST MFS Massachusetts Investors Trust Portfolio.
(g) Formerly SAST MFS Total Return Portfolio.
(h) Formerly SAST Marsico Focused Growth Portfolio.
(i) Formerly SAST Total Return Bond Portfolio.
(j) Formerly SAST Cash Management Portfolio.
(k) Formerly Protected Asset Allocation SAST Portfolio.
(l) These are affiliated investment companies. The Company serves as the investment adviser to the VALIC Company I and II series. VALIC Retirement Services Company, a direct, wholly owned subsidiary of the Company, serves as the transfer agent and accounting services agent to the VALIC Company I and II series. SunAmerica Asset Management LLC (SAAMCO), an affiliate of the Company, serves as investment sub-adviser to certain underlying mutual funds of each series.
(m) Formerly Money Market I Fund.
(n) Formerly Money Market II Fund.
(o) For the period May 1, 2015 (commencement of operations) to December 31,
    2016.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's general account. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICY

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States
(GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES: The preparation of financial statements in conformity with
----------------
GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

INVESTMENTS: Investments in mutual funds are valued at their closing net asset
-----------
value per share as determined by the respective mutual funds, which value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

--------------------------------------------------------------------------------
                                      34

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

RESERVES FOR ANNUITY CONTRACTS IN PAYOUT: Net assets allocated to contracts in
----------------------------------------
the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

Participants are able to elect assumed interest rates between 3.00 and
6.00 percent in determining annuity payments for all contracts.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

ACCUMULATION UNIT: This is the basic valuation unit used to calculate the
-----------------
contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

INCOME TAXES: The operations of the Separate Account are included in the
------------
federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. FAIR VALUE MEASUREMENTS

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

.. Level 1-- Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

.. Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other that quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals

.. Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2016 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year as such there were no transfers between fair value hierarchy levels had occurred during the year. See the Schedule of Portfolio Investments for the table

--------------------------------------------------------------------------------
                                      35

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

presenting information about assets measured at fair value on a recurring basis at December 31, 2016, and respective hierarchy levels.

4. EXPENSES

Expense charges are applied against the current value of the Separate Account and are paid as follows:

SEPARATE ACCOUNT ANNUAL CHARGES: Deductions for the mortality and expense risk
-------------------------------
charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and funds selected. Expense charges for each product are as follows:

Products                                  Separate Account Annual Charges
--------                               -------------------------------------
Equity Director                        1.60% - 2.10%
GTS-VA                                 0.85% on the first $10 million
                                       0.425% on the next $90 million
                                       0.21% on the excess over $100 million
GUP                                    1.00%
IMPACT                                 0.15% - 1.00%
Independence Plus                      0.15% - 1.00%
Polaris Choice Elite                   1.30% - 1.90%
Polaris Platinum Elite                 1.30% - 1.55%
Portfolio Director                     0.15% - 1.25%
Portfolio Director Group Unallocated   0.00%
VA
Potentia                               0.95% - 1.45%

Mortality and expense risk charges of the Separate Account products (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

Products                                        Expense Limitations
--------                               -------------------------------------
GTS-VA                                 0.6966% on the first $25,434,267
                                       0.50% on the first $74,565,733
                                       0.25% on the excess over $100 million
GUP                                    1.4157% on the first $359,065,787
                                       1.36% on the next $40,934,213
                                       1.32% on the excess over $400 million

CONTRACT MAINTENANCE CHARGE: During the accumulation phase, an annual contract
---------------------------
maintenance charge is assessed by the Company on the contract anniversary. In the event a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the Sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

A contract maintenance charge of $3.75 is assessed on each contract (except those relating to GUP and GTS- VA, contracts within the Impact product are assessed a $30 annual maintenance charge and contracts within the Polaris Platinum Elite product are assessed a $50 annual maintenance charge) by the Company on the last day of the

--------------------------------------------------------------------------------
                                      36

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

calendar quarter in which the Company receives the first purchase payment, and in quarterly installments thereafter during the accumulation period.

WITHDRAWAL CHARGE: A withdrawal charge is applicable to certain contract
-----------------
withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENTS OR CREDITS: Certain of the Funds or
--------------------------------------------------
their affiliates have an agreement with the Company to pay the Company for administrative and shareholder services provided to the underlying Fund. The Company applied these payments to reduce its charges to the sub-account investing in that Fund. In addition, the Company currently reimburses or credits certain sub-accounts a portion of the Company's mortality and expense risk charges. Such crediting arrangements are voluntary, and may be changed by the Company at any time. The reimbursements are included on the reimbursement of expenses line of the Statements of Operations and Changes in Net Assets.

The expense reimbursements are credited at the annual rate of 0.25 percent.

SALES AND ADMINISTRATIVE CHARGE: Certain purchase payments to certain products
-------------------------------
are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payment received. These charges are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

PREMIUM TAX CHARGE: Certain states charge taxes on purchase payments up to a
------------------
maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) CHARGE: Daily charges for the GMWB
---------------------------------------------------
rider are assessed through the daily unit value calculation on all policies that have elected this option. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The annualized GMWB charge is 0.65 percent.

--------------------------------------------------------------------------------
                                      37

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2016, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts                                                       Cost of Purchases Proceeds from Sales
------------                                                       ----------------- -------------------
American Beacon Holland Large Cap Growth Fund I Investor              $ 2,877,418        $ 9,132,616
AST Capital Appreciation Portfolio Class 3                                711,576            167,724
AST Government and Quality Bond Portfolio Class 3                       1,174,441             21,381
AST SA BlackRock Multi-Asset Income Portfolio Class 3                     107,855                801
AST Natural Resources Portfolio Class 3                                    13,459              1,469
Ariel Appreciation Fund Investor Class                                 81,385,552         55,991,681
Ariel Fund Investor Class                                              42,911,793         56,999,835
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2                   3,485                 67
FTVIP Franklin Income VIP Fund Class 2                                    164,993             38,960
Goldman Sachs VIT Government Money Market Fund Service Class            1,459,584          1,284,220
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5            14,090,114         89,435,988
Invesco V.I. Comstock Fund Series II                                      658,432             51,416
Invesco V.I. Growth and Income Fund Series II                             780,675             59,068
Lord Abbett Fund Growth and Income Portfolio Class VC                      74,005              6,515
SST Allocation Balanced Portfolio Class 3                                 458,894              1,980
SST Allocation Growth Portfolio Class 3                                   305,487              5,130
SST Allocation Moderate Growth Portfolio Class 3                          324,716              9,052
SST Allocation Moderate Portfolio Class 3                                 801,319              4,702
SST Real Return Portfolio Class 3                                         383,846              7,119
SunAmerica 2020 High Watermark Fund Class I                               217,202            803,224
SAST Aggressive Growth Portfolio Class 3                                   70,323              6,918
SAST SA AB Growth Portfolio Class 3                                       185,856             15,095
SAST American Funds Asset Allocation Portfolio Class 3                  2,842,982             29,575
SAST American Funds Global Growth Portfolio Class 3                       547,659             26,943
SAST American Funds Growth Portfolio Class 3                              396,268              7,864
SAST American Funds Growth-Income Portfolio Class 3                       942,098             19,051
SAST Balanced Portfolio Class 3                                           503,403             15,538
SAST BlackRock VCP Global Multi-Asset Portfolio Class 3                11,696,446             11,696
SAST Blue Chip Growth Portfolio Class 3                                   416,476             17,062
SAST Capital Growth Portfolio Class 3                                     302,979             15,141
SAST Corporate Bond Portfolio Class 3                                   1,829,361             38,468
SAST Dogs of Wall Street Portfolio Class 3                              1,151,966             25,118
SAST Dynamic Allocation Portfolio Class 3                              21,562,038            961,827
SAST Dynamic Strategy Portfolio Class 3                                17,203,731          1,302,839
SAST Emerging Markets Portfolio Class 3                                   137,209              9,860
SAST Equity Opportunities Portfolio Class 3                               418,228             40,672
SAST Foreign Value Portfolio Class 3                                      315,619             16,546
SAST Global Bond Portfolio Class 3                                        853,867             14,949
SAST Global Equities Portfolio Class 3                                      1,751                  7
SAST Growth Opportunities Portfolio Class 3                                 9,337                290
SAST Growth-Income Portfolio Class 3                                      771,828             43,875
SAST High-Yield Bond Portfolio Class 3                                    251,431             15,955
SAST International Diversified Equities Portfolio Class 3                 430,839             17,726
SAST International Growth and Income Portfolio Class 3                     91,721                587
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3               736,365             34,083
SAST SA MFS Total Return Bond Portfolio Class 3                           479,693             72,325
SAST Mid-Cap Growth Portfolio Class 3                                      24,103              2,860
SAST Real Estate Portfolio Class 3                                         47,877              5,617
SAST SA Janus Focused Growth Portfolio Class 3                            176,487              8,520
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                        1,557,415             37,405
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3                   548,376             28,146
SAST Schroder's VCP Global Allocation Portfolio Class 3                 5,987,882             17,513
SAST Small & Mid Cap Value Portfolio Class 3                              243,587             22,717
SAST Small Company Value Portfolio Class 3                                167,807             12,982
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3                    9,347,692             14,908
SAST Technology Portfolio Class 3                                          36,255              9,238
SAST Telecom Utility Portfolio Class 3                                     41,008              1,704
SAST Ultra Short Bond Portfolio Class 3                                 1,915,031          1,756,228
SAST VCP Managed Asset Allocation SAST Portfolio Class 3               14,849,061            393,479
SAST VCP Total Return Balanced Portfolio Class 3                       10,226,482             87,832
SAST VCP Value Portfolio Class 3                                        5,048,435            410,908
T. Rowe Price Retirement 2015 Advisor Class                             5,864,149          2,000,571
T. Rowe Price Retirement 2020 Advisor Class                             8,131,489          1,485,482

--------------------------------------------------------------------------------
                                      38

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts                                               Cost of Purchases Proceeds from Sales
------------                                               ----------------- -------------------
T. Rowe Price Retirement 2025 Advisor Class                     6,389,914          1,297,957
T. Rowe Price Retirement 2030 Advisor Class                     6,477,761          1,166,548
T. Rowe Price Retirement 2035 Advisor Class                     5,069,680            313,719
T. Rowe Price Retirement 2040 Advisor Class                     5,408,838          1,479,124
T. Rowe Price Retirement 2045 Advisor Class                     3,365,016            855,624
T. Rowe Price Retirement 2050 Advisor Class                     2,171,035            201,504
T. Rowe Price Retirement 2055 Advisor Class                       918,412            283,892
T. Rowe Price Retirement 2060 Advisor Class                       561,992            285,890
Vanguard LifeStrategy Conservative Growth Fund Inv Shares      13,116,035         11,736,863
Vanguard LifeStrategy Growth Fund Inv Shares                   16,745,347         16,002,117
Vanguard LifeStrategy Moderate Growth Fund Inv Shares          17,187,818         22,297,348
Vanguard Long-Term Investment-Grade Fund Inv Shares           133,452,146         72,335,667
Vanguard Long-Term Treasury Fund Inv Shares                    50,599,176         32,453,885
Vanguard Wellington Fund Inv Shares                           112,656,735        138,457,091
Vanguard Windsor II Fund Inv Shares                           135,745,955        175,536,923
VALIC Company I Asset Allocation Fund                          28,145,395         22,209,498
VALIC Company I Blue Chip Growth Fund                          90,045,513         60,910,108
VALIC Company I Broad Cap Value Fund                            8,353,448          9,901,575
VALIC Company I Capital Conservation Fund                      23,817,076         43,492,422
VALIC Company I Core Equity Fund                                3,311,966         27,105,580
VALIC Company I Dividend Value Fund                           214,359,582         82,907,009
VALIC Company I Dynamic Allocation Fund                        19,870,051         26,251,053
VALIC Company I Emerging Economies Fund                       121,051,258         53,135,209
VALIC Company I Foreign Value Fund                             35,211,433         87,374,520
VALIC Company I Global Real Estate Fund                        42,745,409         60,902,200
VALIC Company I Global Social Awareness Fund                   40,842,499         27,327,378
VALIC Company I Global Strategy Fund                           63,294,172         67,839,740
VALIC Company I Government Money Market I Fund                 72,351,617         69,597,383
VALIC Company I Government Securities Fund                     27,075,689         18,402,801
VALIC Company I Growth & Income Fund                           18,296,036         24,919,967
VALIC Company I Growth Fund                                   205,757,154        200,561,921
VALIC Company I Health Sciences Fund                          135,437,352        166,211,552
VALIC Company I Inflation Protected Fund                       41,128,743         75,866,480
VALIC Company I International Equities Index Fund             107,047,197         88,611,407
VALIC Company I International Government Bond Fund             65,396,482         31,443,719
VALIC Company I International Growth Fund                      51,418,466         79,032,432
VALIC Company I Large Cap Core Fund                            38,999,802         30,828,083
VALIC Company I Large Capital Growth Fund                      23,539,592         37,912,104
VALIC Company I Mid Cap Index Fund                            417,605,863        293,234,607
VALIC Company I Mid Cap Strategic Growth Fund                  33,315,945         28,672,518
VALIC Company I Nasdaq-100 Index Fund                          36,585,895         32,136,921
VALIC Company I Science & Technology Fund                     173,705,836         90,550,455
VALIC Company I Small Cap Aggressive Growth Fund               25,900,751         20,562,507
VALIC Company I Small Cap Fund                                 52,788,344         35,085,911
VALIC Company I Small Cap Index Fund                          152,805,257        116,199,603
VALIC Company I Small Cap Special Values Fund                  47,732,451         24,811,037
VALIC Company I Small Mid Growth Fund                          13,048,101         21,815,677
VALIC Company I Stock Index Fund                              491,535,485        415,999,252
VALIC Company I Value Fund                                      5,264,197         14,068,348
VALIC Company II Aggressive Growth Lifestyle Fund              68,056,856         43,361,704
VALIC Company II Capital Appreciation Fund                      5,775,552          5,998,748
VALIC Company II Conservative Growth Lifestyle Fund            39,144,596         29,892,860
VALIC Company II Core Bond Fund                               167,617,697        217,047,680
VALIC Company II Government Money Market II Fund               48,284,446         83,533,695
VALIC Company II High Yield Bond Fund                         110,753,066         48,131,414
VALIC Company II International Opportunities Fund              12,209,906         97,207,386
VALIC Company II Large Cap Value Fund                          36,077,587         36,183,935
VALIC Company II Mid Cap Growth Fund                           11,025,301         35,692,991
VALIC Company II Mid Cap Value Fund                           175,028,539         83,680,041
VALIC Company II Moderate Growth Lifestyle Fund               100,786,656         56,042,616
VALIC Company II Small Cap Growth Fund                         13,011,130         17,054,349
VALIC Company II Small Cap Value Fund                          90,822,643         79,118,259
VALIC Company II Socially Responsible Fund                     61,541,849         75,915,944
VALIC Company II Strategic Bond Fund                           64,029,329         61,594,318

--------------------------------------------------------------------------------
                                      39

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. FINANCIAL HIGHLIGHTS

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2016, follows:

                                                                         December 31, 2016
                                                             ----------------------------------------------

                                                                         Unit Value ($)/(a)/
                                                                         -------------------      Net
Sub-accounts                                                    Units    Lowest    Highest   Assets ($)/(b)/
------------                                                 ----------- ------    -------   --------------
American Beacon Holland Large Cap Growth Fund I Investor      32,266,230  1.59       1.87      57,402,067
AST Capital Appreciation Portfolio Class 3                        36,912 22.35      23.74         868,788
AST Government and Quality Bond Portfolio Class 3                117,329 11.61      12.25       1,428,187
AST SA BlackRock Multi-Asset Income Portfolio Class 3              8,433            11.34          95,603
AST Natural Resources Portfolio Class 3                            1,604             8.40          13,477
Ariel Appreciation Fund Investor Class                       125,520,695  1.65       1.92     415,560,302
Ariel Fund Investor Class                                    127,747,087  1.70       1.81     438,241,476
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2            266            13.16           3,499
FTVIP Franklin Income VIP Fund Class 2                            46,142 13.38      14.17         645,658
Goldman Sachs VIT Government Money Market Fund Service Class      17,691  9.90       9.92         175,364
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5  301,402,901  0.62       0.66     195,116,290
Invesco V.I. Comstock Fund Series II                              56,339 15.82      16.70         931,540
Invesco V.I. Growth and Income Fund Series II                     62,992 16.53      17.46       1,088,719
Lord Abbett Fund Growth and Income Portfolio Class VC              6,154 14.58      14.86          91,268
SST Allocation Balanced Portfolio Class 3                         34,416 14.14      14.40         491,121
SST Allocation Growth Portfolio Class 3                           33,942 14.70      14.98         506,053
SST Allocation Moderate Growth Portfolio Class 3                  52,648 13.96      14.39         739,763
SST Allocation Moderate Portfolio Class 3                         56,236 14.24      14.49         803,369
SST Real Return Portfolio Class 3                                 45,485 10.98      11.46         515,635
SunAmerica 2020 High Watermark Fund Class I                    6,492,610  1.13       1.18       7,332,778
SAST Aggressive Growth Portfolio Class 3                           5,710 13.05      13.34          74,893
SAST SA AB Growth Portfolio Class 3                               11,303 19.08      19.74         222,745
SAST American Funds Asset Allocation Portfolio Class 3           180,815 14.96      15.81       2,808,498
SAST American Funds Global Growth Portfolio Class 3               37,883 15.53      16.41         617,828
SAST American Funds Growth Portfolio Class 3                      30,147 16.52      17.43         520,813
SAST American Funds Growth-Income Portfolio Class 3               58,048 16.22      16.70         967,240
SAST Balanced Portfolio Class 3                                   36,719 15.92      16.24         595,830
SAST BlackRock VCP Global Multi-Asset Portfolio Class 3        1,113,436 10.37      10.40      11,580,535
SAST Blue Chip Growth Portfolio Class 3                           30,624 16.11      17.05         518,139
SAST Capital Growth Portfolio Class 3                             27,812 14.39      15.26         420,253
SAST Corporate Bond Portfolio Class 3                            126,890 15.97      16.88       2,115,527
SAST Dogs of Wall Street Portfolio Class 3                        59,711 21.04      22.29       1,320,918
SAST Dynamic Allocation Portfolio Class 3                      3,549,403 11.77      12.12      43,002,007
SAST Dynamic Strategy Portfolio Class 3                        2,976,061 11.75      12.07      35,910,454
SAST Emerging Markets Portfolio Class 3                           19,458  9.28       9.83         189,777
SAST Equity Opportunities Portfolio Class 3                       51,588 16.39      17.33         889,133
SAST Foreign Value Portfolio Class 3                              40,197  9.72      10.24         408,274
SAST Global Bond Portfolio Class 3                                78,294 11.40      12.02         938,530
SAST Global Equities Portfolio Class 3                               141            12.75           1,800
SAST Growth Opportunities Portfolio Class 3                        1,591            17.99          28,621
SAST Growth-Income Portfolio Class 3                              62,380 16.38      17.23       1,066,113
SAST High-Yield Bond Portfolio Class 3                            22,591 14.13      15.01         330,929
SAST International Diversified Equities Portfolio Class 3         51,515  9.41       9.96         508,712
SAST International Growth and Income Portfolio Class 3            10,671  8.41       8.69          91,918
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3       54,991 16.99      18.04         981,427
SAST SA MFS Total Return Bond Portfolio Class 3                   29,294 15.02      15.32         480,060
SAST Mid-Cap Growth Portfolio Class 3                              3,481 19.16      19.73          67,576
SAST Real Estate Portfolio Class 3                                 4,272 12.41      12.65          53,937
SAST SA Janus Focused Growth Portfolio Class 3                    16,283 15.05      15.94         256,997
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                 150,574 11.65      13.90       2,067,602
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3           39,617 15.38      16.23         636,897
SAST Schroder's VCP Global Allocation Portfolio Class 3          553,684 10.82      10.84       6,003,699
SAST Small & Mid Cap Value Portfolio Class 3                      16,090 20.38      21.51         342,554
SAST Small Company Value Portfolio Class 3                        14,310 17.22      18.16         257,984
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3             890,030 10.55      10.59       9,423,063
SAST Technology Portfolio Class 3                                  3,283 19.91      20.30          66,469
SAST Telecom Utility Portfolio Class 3                             2,333 16.74      17.18          39,868
SAST Ultra Short Bond Portfolio Class 3                           22,197  8.69       8.96         209,131

                                                                For the Year Ended December 31, 2016
                                                             -------------------------------------------
                                                                               Expense         Total
                                                              Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                                Income      -------------- --------------
Sub-accounts                                                 Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                                                 -------------  ------ ------- ------  -------
American Beacon Holland Large Cap Growth Fund I Investor         0.00        0.60   1.85    0.01     1.27
AST Capital Appreciation Portfolio Class 3                       0.00        1.30   1.90   -0.18     0.42
AST Government and Quality Bond Portfolio Class 3                1.26        1.30   1.90   -2.67    -0.09
AST SA BlackRock Multi-Asset Income Portfolio Class 3            3.28               1.30             4.90
AST Natural Resources Portfolio Class 3                          3.61               1.30            27.97
Ariel Appreciation Fund Investor Class                           0.67        0.40   1.85   10.60    12.22
Ariel Fund Investor Class                                        0.29        0.40   1.85   13.45    15.10
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2        3.54               1.30            11.72
FTVIP Franklin Income VIP Fund Class 2                           5.09        1.30   1.90   11.88    12.55
Goldman Sachs VIT Government Money Market Fund Service Class     0.04        1.30   1.55   -1.00    -0.84
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5      2.36        0.60   1.85    9.91    11.29
Invesco V.I. Comstock Fund Series II                             1.47        1.30   1.90   14.79    15.48
Invesco V.I. Growth and Income Fund Series II                    0.99        1.30   1.90   17.19    17.89
Lord Abbett Fund Growth and Income Portfolio Class VC            2.67        1.30   1.55   15.32    15.61
SST Allocation Balanced Portfolio Class 3                        1.74        1.30   1.55    3.62     3.88
SST Allocation Growth Portfolio Class 3                          2.31        1.30   1.55    4.12     4.38
SST Allocation Moderate Growth Portfolio Class 3                 1.76        1.30   1.65    3.93     4.29
SST Allocation Moderate Portfolio Class 3                        1.87        1.30   1.55    3.95     4.21
SST Real Return Portfolio Class 3                                0.00        1.30   1.90    1.75     2.36
SunAmerica 2020 High Watermark Fund Class I                      2.83        0.85   1.25    0.27     0.67
SAST Aggressive Growth Portfolio Class 3                         0.00        1.30   1.55    5.47     5.73
SAST SA AB Growth Portfolio Class 3                              0.00        1.30   1.65    0.88     1.24
SAST American Funds Asset Allocation Portfolio Class 3           2.14        1.30   1.90    7.69     7.77
SAST American Funds Global Growth Portfolio Class 3              2.01        1.30   1.90   -1.54    -0.95
SAST American Funds Growth Portfolio Class 3                     0.35        1.30   1.90    7.13     7.77
SAST American Funds Growth-Income Portfolio Class 3              1.43        1.30   1.65    9.39     9.78
SAST Balanced Portfolio Class 3                                  1.88        1.30   1.55    5.26     5.52
SAST BlackRock VCP Global Multi-Asset Portfolio Class 3          0.06        1.30   1.65    3.67     4.01
SAST Blue Chip Growth Portfolio Class 3                          0.45        1.30   1.90    4.09     4.72
SAST Capital Growth Portfolio Class 3                            0.00        1.30   1.90    0.18     0.78
SAST Corporate Bond Portfolio Class 3                            3.91        1.30   1.90    4.29     7.08
SAST Dogs of Wall Street Portfolio Class 3                       1.98        1.30   1.90   15.43    16.12
SAST Dynamic Allocation Portfolio Class 3                        1.75        1.30   1.90    2.55     3.16
SAST Dynamic Strategy Portfolio Class 3                          1.67        1.30   1.90    3.18     3.80
SAST Emerging Markets Portfolio Class 3                          1.89        1.30   1.90    8.36     9.01
SAST Equity Opportunities Portfolio Class 3                      0.57        1.30   1.90    9.29     9.95
SAST Foreign Value Portfolio Class 3                             1.91        1.30   1.90   -0.74    -0.15
SAST Global Bond Portfolio Class 3                               0.08        1.30   1.90   -0.95    -0.25
SAST Global Equities Portfolio Class 3                           0.61               1.30             4.04
SAST Growth Opportunities Portfolio Class 3                      0.00               1.30             2.32
SAST Growth-Income Portfolio Class 3                             1.95        1.30   1.90   13.10    13.78
SAST High-Yield Bond Portfolio Class 3                           8.15        1.30   1.90   13.00    16.44
SAST International Diversified Equities Portfolio Class 3        1.08        1.30   1.90   -4.04    -3.46
SAST International Growth and Income Portfolio Class 3           0.71        1.30   1.65   -0.40    -0.05
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3      0.73        1.30   1.90    6.33     6.97
SAST SA MFS Total Return Bond Portfolio Class 3                  2.72        1.30   1.55    7.13     7.40
SAST Mid-Cap Growth Portfolio Class 3                            0.00        1.30   1.65   -1.68    -1.34
SAST Real Estate Portfolio Class 3                               2.05        1.30   1.55    6.70     6.96
SAST SA Janus Focused Growth Portfolio Class 3                   0.00        1.30   1.90   -3.54    -2.96
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                 1.99        1.30   1.90    1.18     1.79
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3          0.71        1.30   1.90   12.17    12.84
SAST Schroder's VCP Global Allocation Portfolio Class 3          0.00        1.30   1.55    8.19     8.45
SAST Small & Mid Cap Value Portfolio Class 3                     0.17        1.30   1.90   22.31    23.04
SAST Small Company Value Portfolio Class 3                       0.47        1.30   1.90   28.11    28.88
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3             0.34        1.30   1.65    6.72     6.82
SAST Technology Portfolio Class 3                                0.00        1.30   1.55   14.75    15.04
SAST Telecom Utility Portfolio Class 3                           4.37        1.30   1.55    8.60     8.87
SAST Ultra Short Bond Portfolio Class 3                          0.00        1.30   1.65   -1.97    -1.63

--------------------------------------------------------------------------------
                                      40

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                   December 31, 2016
                                                       ----------------------------------------------

                                                                   Unit Value ($)/(a)/
                                                                   -------------------      Net
Sub-accounts                                              Units    Lowest    Highest   Assets ($)/(b)/
------------                                           ----------- ------    -------   --------------
SAST VCP Managed Asset Allocation SAST Portfolio
  Class 3                                                1,625,830 12.27      12.44       20,214,005
SAST VCP Total Return Balanced Portfolio Class 3         1,270,952 11.22      11.37       14,441,076
SAST VCP Value Portfolio Class 3                           802,230 12.21      12.32        9,879,362
T. Rowe Price Retirement 2015 Advisor Class              5,704,323  1.04       1.05        5,915,079
T. Rowe Price Retirement 2020 Advisor Class             13,032,049  1.04       1.05       13,544,551
T. Rowe Price Retirement 2025 Advisor Class              9,816,678  1.04       1.05       10,232,738
T. Rowe Price Retirement 2030 Advisor Class              9,928,524  1.04       1.06       10,376,356
T. Rowe Price Retirement 2035 Advisor Class              7,748,441             1.05        8,104,234
T. Rowe Price Retirement 2040 Advisor Class              7,310,704  1.05       1.06        7,646,811
T. Rowe Price Retirement 2045 Advisor Class              4,316,183  1.05       1.06        4,519,088
T. Rowe Price Retirement 2050 Advisor Class              2,927,475  1.05       1.06        3,065,383
T. Rowe Price Retirement 2055 Advisor Class              1,140,956  1.05       1.06        1,194,321
T. Rowe Price Retirement 2060 Advisor Class                708,969  1.05       1.06          742,650
Vanguard LifeStrategy Conservative Growth Fund Inv
  Shares                                                42,667,897  1.21       2.19       87,064,491
Vanguard LifeStrategy Growth Fund Inv Shares            96,702,868  1.37       2.42      218,344,085
Vanguard LifeStrategy Moderate Growth Fund Inv Shares  102,772,385  1.30       2.36      226,264,382
Vanguard Long-Term Investment-Grade Fund Inv Shares     85,760,846  1.37       1.84      293,362,656
Vanguard Long-Term Treasury Fund Inv Shares             73,586,886  1.30       1.71      241,608,557
Vanguard Wellington Fund Inv Shares                    439,520,652  1.50       1.66    1,818,946,852
Vanguard Windsor II Fund Inv Shares                    431,195,785  1.49       1.69    1,694,716,004
VALIC Company I Asset Allocation Fund                   20,870,982  1.34       8.95      160,419,945
VALIC Company I Blue Chip Growth Fund                  296,981,404  1.85       2.00      556,809,759
VALIC Company I Broad Cap Value Fund                    24,571,826  1.71       1.99       46,787,694
VALIC Company I Capital Conservation Fund               38,515,466  1.08       4.19      144,459,223
VALIC Company I Core Equity Fund                        64,571,955  1.52       1.69      236,958,128
VALIC Company I Dividend Value Fund                    223,573,305  1.59       1.80      675,597,795
VALIC Company I Dynamic Allocation Fund                205,756,033  1.14       1.19      241,268,323
VALIC Company I Emerging Economies Fund                733,157,892  0.62       0.81      614,843,884
VALIC Company I Foreign Value Fund                     581,021,306  0.97       1.07      752,759,884
VALIC Company I Global Real Estate Fund                244,712,308  1.29       1.38      327,651,930
VALIC Company I Global Social Awareness Fund            64,573,236  1.30       1.46      382,685,355
VALIC Company I Global Strategy Fund                   214,909,453  1.27       1.97      406,455,323
VALIC Company I Government Money Market I Fund         163,996,811  0.90       1.00      324,004,925
VALIC Company I Government Securities Fund              31,411,762  1.05       4.02      109,583,866
VALIC Company I Growth & Income Fund                    27,491,527  1.63       4.17      105,060,295
VALIC Company I Growth Fund                            483,872,585  1.60       1.65      866,903,856
VALIC Company I Health Sciences Fund                   165,775,531  2.61       4.30      671,812,946
VALIC Company I Inflation Protected Fund               321,032,128  1.03       1.34      412,297,625
VALIC Company I International Equities Index Fund      481,966,613  1.03       2.00      871,140,427
VALIC Company I International Government Bond Fund      62,101,781  0.97       1.26      181,845,967
VALIC Company I International Growth Fund              138,846,105  1.09       2.88      368,095,001
VALIC Company I Large Cap Core Fund                     60,196,973  1.81       2.48      142,972,826
VALIC Company I Large Capital Growth Fund              207,313,236  1.43       1.47      368,041,985
VALIC Company I Mid Cap Index Fund                     163,461,466  1.77       1.98    3,198,448,688
VALIC Company I Mid Cap Strategic Growth Fund          110,264,905             1.39      230,093,583
VALIC Company I Nasdaq-100 Index Fund                  225,863,789  1.40       2.05      299,014,678
VALIC Company I Science & Technology Fund              179,094,645  1.78       1.94      920,374,886
VALIC Company I Small Cap Aggressive Growth Fund        49,417,602  1.57       2.25      106,752,000
VALIC Company I Small Cap Fund                          63,357,719  1.65       1.79      315,020,335
VALIC Company I Small Cap Index Fund                   161,282,233  1.67       1.77    1,056,873,669
VALIC Company I Small Cap Special Values Fund          124,786,134  1.80       2.05      245,467,708
VALIC Company I Small Mid Growth Fund                   62,534,119  1.42       1.65       99,380,094
VALIC Company I Stock Index Fund                       438,663,027  1.77      81.66    3,985,297,949
VALIC Company I Value Fund                              41,890,640  1.64       2.30       91,300,280
VALIC Company II Aggressive Growth Lifestyle Fund      179,473,955  1.43       3.17      530,487,019
VALIC Company II Capital Appreciation Fund              20,863,767  1.68       1.87       36,509,166
VALIC Company II Conservative Growth Lifestyle Fund    118,462,070  1.25       2.94      323,748,368
VALIC Company II Core Bond Fund                        449,371,836  1.11       1.47      892,797,494
VALIC Company II Government Money Market II Fund       109,867,124  0.91       1.30      134,153,010
VALIC Company II High Yield Bond Fund                  168,773,678  1.27       2.87      449,284,525
VALIC Company II International Opportunities Fund      229,789,203  1.10       2.35      504,126,294
VALIC Company II Large Cap Value Fund                   66,351,638  1.73       3.34      203,980,017
VALIC Company II Mid Cap Growth Fund                    52,595,301  1.33       2.05      100,676,950
VALIC Company II Mid Cap Value Fund                    160,086,694  1.63       1.68      919,346,687
VALIC Company II Moderate Growth Lifestyle Fund        280,843,771  1.37       3.22      842,935,369

                                                          For the Year Ended December 31, 2016
                                                       -------------------------------------------
                                                                         Expense         Total
                                                        Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                          Income      -------------- --------------
Sub-accounts                                           Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                                           -------------  ------ ------- ------  -------
SAST VCP Managed Asset Allocation SAST Portfolio
  Class 3                                                  0.77        1.30   1.65     5.26    5.62
SAST VCP Total Return Balanced Portfolio Class 3           0.00        1.30   1.65     5.04    5.40
SAST VCP Value Portfolio Class 3                           0.66        1.30   1.55     8.16    8.43
T. Rowe Price Retirement 2015 Advisor Class                2.31        0.40   1.00     5.97    6.61
T. Rowe Price Retirement 2020 Advisor Class                2.00        0.40   1.00     6.09    6.72
T. Rowe Price Retirement 2025 Advisor Class                1.84        0.40   1.00     6.18    6.82
T. Rowe Price Retirement 2030 Advisor Class                1.78        0.40   1.00     6.35    6.99
T. Rowe Price Retirement 2035 Advisor Class                1.68        0.60   1.00     6.29    6.71
T. Rowe Price Retirement 2040 Advisor Class                1.46        0.40   1.00     6.27    6.91
T. Rowe Price Retirement 2045 Advisor Class                1.45        0.40   1.00     6.41    7.04
T. Rowe Price Retirement 2050 Advisor Class                1.49        0.40   1.00     6.39    7.03
T. Rowe Price Retirement 2055 Advisor Class                1.44        0.40   1.00     6.39    7.03
T. Rowe Price Retirement 2060 Advisor Class                1.21        0.80   1.00     6.38    7.02
Vanguard LifeStrategy Conservative Growth Fund Inv
  Shares                                                   2.23        0.85   2.10     3.71    5.01
Vanguard LifeStrategy Growth Fund Inv Shares               2.26        0.85   2.10     6.08    7.41
Vanguard LifeStrategy Moderate Growth Fund Inv Shares      2.23        0.85   2.10     4.91    6.23
Vanguard Long-Term Investment-Grade Fund Inv Shares        4.90        0.40   1.85     5.84    7.38
Vanguard Long-Term Treasury Fund Inv Shares                2.79        0.40   1.85    -0.66    0.79
Vanguard Wellington Fund Inv Shares                        2.58        0.65   2.10     8.71   10.30
Vanguard Windsor II Fund Inv Shares                        2.41        0.65   2.10    11.06   12.68
VALIC Company I Asset Allocation Fund                      2.03        0.60   1.85     5.35    6.67
VALIC Company I Blue Chip Growth Fund                      0.00        0.60   1.85    -0.99    0.25
VALIC Company I Broad Cap Value Fund                       1.39        0.60   1.85    11.76   13.17
VALIC Company I Capital Conservation Fund                  2.05        0.60   1.85     0.40    1.66
VALIC Company I Core Equity Fund                           1.08        0.40   1.85    10.65   12.26
VALIC Company I Dividend Value Fund                        2.12        0.40   1.85    14.58   16.25
VALIC Company I Dynamic Allocation Fund                    2.00        0.60   1.85     2.93    4.22
VALIC Company I Emerging Economies Fund                    2.60        0.40   1.85     9.44   11.03
VALIC Company I Foreign Value Fund                         2.21        0.40   1.85    10.05   11.65
VALIC Company I Global Real Estate Fund                    3.14        0.60   1.85     0.40    1.66
VALIC Company I Global Social Awareness Fund               1.89        0.40   1.85     4.99    6.52
VALIC Company I Global Strategy Fund                       6.06        0.60   1.85     3.37    4.66
VALIC Company I Government Money Market I Fund             0.01        0.40   1.85    -1.82   -0.39
VALIC Company I Government Securities Fund                 2.43        0.60   1.85    -0.63    0.62
VALIC Company I Growth & Income Fund                       1.24        0.60   1.85     9.19   10.56
VALIC Company I Growth Fund                                0.64        0.40   1.85     2.87    4.37
VALIC Company I Health Sciences Fund                       0.00        0.60   1.85   -12.13  -11.03
VALIC Company I Inflation Protected Fund                   1.22        0.60   1.85     1.90    3.18
VALIC Company I International Equities Index Fund          2.67        0.60   1.85    -0.59    0.65
VALIC Company I International Government Bond Fund         2.55        0.40   1.85     1.81    3.29
VALIC Company I International Growth Fund                  1.44        0.60   1.85    -4.53   -3.33
VALIC Company I Large Cap Core Fund                        3.44        0.60   1.85     6.63    7.96
VALIC Company I Large Capital Growth Fund                  0.89        0.40   1.85     4.21    5.72
VALIC Company I Mid Cap Index Fund                         1.19        0.40   1.85    18.42   20.14
VALIC Company I Mid Cap Strategic Growth Fund              0.00        0.40   1.85     7.68    9.25
VALIC Company I Nasdaq-100 Index Fund                      0.65        0.60   1.85     4.82    6.13
VALIC Company I Science & Technology Fund                  0.00        0.40   1.85     5.37    6.90
VALIC Company I Small Cap Aggressive Growth Fund           0.00        0.60   1.85    -0.07    1.19
VALIC Company I Small Cap Fund                             0.20        0.40   1.85    13.18   14.83
VALIC Company I Small Cap Index Fund                       1.19        0.40   1.85    18.96   20.70
VALIC Company I Small Cap Special Values Fund              1.42        0.60   1.85    27.47   29.07
VALIC Company I Small Mid Growth Fund                      0.00        0.60   1.85    -1.61   -0.37
VALIC Company I Stock Index Fund                           2.44        0.33   1.85     9.56   11.23
VALIC Company I Value Fund                                 1.48        0.60   1.85    11.24   12.63
VALIC Company II Aggressive Growth Lifestyle Fund          2.06        0.35   1.60     7.06    8.40
VALIC Company II Capital Appreciation Fund                 0.38        0.35   1.60     0.44    1.70
VALIC Company II Conservative Growth Lifestyle Fund        2.78        0.35   1.60     4.95    6.27
VALIC Company II Core Bond Fund                            2.08        0.15   1.60     1.80    3.29
VALIC Company II Government Money Market II Fund           0.01        0.35   1.60    -1.58   -0.34
VALIC Company II High Yield Bond Fund                      4.03        0.35   1.60    11.11   12.50
VALIC Company II International Opportunities Fund          1.11        0.35   1.60    -2.13   -0.90
VALIC Company II Large Cap Value Fund                      1.10        0.35   1.60    15.22   16.66
VALIC Company II Mid Cap Growth Fund                       0.00        0.35   1.60     3.02    4.31
VALIC Company II Mid Cap Value Fund                        0.26        0.15   1.60    12.26   13.89
VALIC Company II Moderate Growth Lifestyle Fund            2.20        0.35   1.60     6.69    8.02

--------------------------------------------------------------------------------
                                      41

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                         December 31, 2016
                                                             ----------------------------------------------

                                                                         Unit Value ($)/(a)/
                                                                         -------------------      Net
Sub-accounts                                                    Units    Lowest    Highest   Assets ($)/(b)/
------------                                                 ----------- ------    -------   --------------
VALIC Company II Small Cap Growth Fund                        27,036,435  1.54      2.99       75,435,259
VALIC Company II Small Cap Value Fund                        116,675,370  1.69      1.85      502,254,358
VALIC Company II Socially Responsible Fund                   268,366,950  1.86      2.94      734,092,410
VALIC Company II Strategic Bond Fund                         210,077,767  1.18      3.01      585,263,049

                                                                For the Year Ended December 31, 2016
                                                             -------------------------------------------
                                                                               Expense         Total
                                                              Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                                Income      -------------- --------------
Sub-accounts                                                 Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                                                 -------------  ------ ------- ------  -------
VALIC Company II Small Cap Growth Fund                           0.00        0.35   1.60    6.13     7.46
VALIC Company II Small Cap Value Fund                            1.10        0.15   1.60   28.01    29.88
VALIC Company II Socially Responsible Fund                       1.38        0.35   1.60    8.90    10.27
VALIC Company II Strategic Bond Fund                             4.06        0.35   1.60    6.46     7.79

                                                                         December 31, 2015
                                                             ----------------------------------------------

                                                                         Unit Value ($)/(a)/
                                                                         -------------------      Net
Sub-accounts                                                    Units    Lowest    Highest   Assets ($)/(b)/
------------                                                 ----------- ------    -------   --------------
American Beacon Holland Large Cap Growth Fund I Investor      36,402,733  1.59       1.85      64,145,435
AST Capital Appreciation Portfolio Class 3                        18,110 22.39      23.64         419,241
AST Government and Quality Bond Portfolio Class 3                 26,489 11.72      12.26         321,685
Ariel Appreciation Fund Investor Class                       126,206,611  1.49       1.71     374,596,539
Ariel Fund Investor Class                                    139,623,723  1.50       1.57     419,230,749
FTVIP Franklin Income VIP Fund Class 2                            37,745 11.95      12.59         470,259
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5  420,762,909  0.56       0.59     245,672,269
Invesco V.I. Comstock Fund Series II                              18,575 13.79      14.46         265,303
Invesco V.I. Growth and Income Fund Series II                     20,145 14.10      14.81         294,368
Lord Abbett Fund Growth and Income Portfolio Class VC                799 12.64      12.85          10,147
SST Allocation Balanced Portfolio Class 3                          4,272            13.65          58,297
SST Allocation Growth Portfolio Class 3                           13,530 14.11      14.35         193,914
SST Allocation Moderate Growth Portfolio Class 3                  36,024 13.43      13.79         484,576
SST Allocation Moderate Portfolio Class 3                          2,515            13.70          34,448
SST Real Return Portfolio Class 3                                 11,926 10.79      11.19         131,683
SunAmerica 2020 High Watermark Fund Class I                    7,110,998  1.12       1.17       8,010,875
SAST SA AB Growth Portfolio Class 3                                3,638            19.49          70,932
SAST American Funds Asset Allocation Portfolio Class 3             6,262 14.29      14.68          89,751
SAST American Funds Global Growth Portfolio Class 3               10,098 15.78      16.57         165,932
SAST American Funds Growth Portfolio Class 3                      11,930 15.42      16.17         191,834
SAST American Funds Growth-Income Portfolio Class 3                6,245 14.82      15.21          94,720
SAST Balanced Portfolio Class 3                                    7,276 15.12      15.39         111,895
SAST Blue Chip Growth Portfolio Class 3                            6,778 15.48      16.28         108,678
SAST Capital Growth Portfolio Class 3                              8,464 14.37      15.14         126,402
SAST Corporate Bond Portfolio Class 3                             21,890 15.32      15.77         339,016
SAST Dogs of Wall Street Portfolio Class 3                         9,124 18.23      19.19         173,246
SAST Dynamic Allocation Portfolio Class 3                      1,807,599 11.47      11.75      21,227,843
SAST Dynamic Strategy Portfolio Class 3                        1,617,157 11.38      11.63      18,800,023
SAST Emerging Markets Portfolio Class 3                            6,195  8.57       9.02          55,196
SAST Equity Opportunities Portfolio Class 3                       29,518 15.00      15.77         463,457
SAST Foreign Value Portfolio Class 3                              10,671  9.79      10.26         108,148
SAST Global Bond Portfolio Class 3                                12,116 11.51      12.05         146,688
SAST Growth Opportunities Portfolio Class 3                        1,178            17.59          20,723
SAST Growth-Income Portfolio Class 3                              18,540 14.48      15.14         277,641
SAST High-Yield Bond Portfolio Class 3                             6,644 12.51      12.89          84,312
SAST International Diversified Equities Portfolio Class 3          9,898  9.81      10.32         100,711
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3       17,316 15.98      16.87         287,880
SAST SA MFS Total Return Bond Portfolio Class 3                    3,990 14.02      14.26          56,180
SAST Mid-Cap Growth Portfolio Class 3                              2,747 19.49      20.00          54,015
SAST Real Estate Portfolio Class 3                                 1,039 11.63      11.83          12,294
SAST SA Janus Focused Growth Portfolio Class 3                     6,677 15.60      16.43         108,366
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                  43,211 13.15      13.66         584,142
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3           11,953 13.71      14.38         169,776
SAST Small & Mid Cap Value Portfolio Class 3                       4,448 16.66      17.48          76,754
SAST Small Company Value Portfolio Class 3                         5,641 13.44      14.09          78,711
SAST Technology Portfolio Class 3                                  1,568 17.35      17.65          27,645
SAST Telecom Utility Portfolio Class 3                               103            15.42           1,580
SAST Ultra Short Bond Portfolio Class 3                            5,360             9.11          51,222
SAST VCP Managed Asset Allocation SAST Portfolio Class 3         434,059 11.65      11.78       5,105,813
SAST VCP Total Return Balanced Portfolio Class 3                 344,855 10.68      10.78       3,718,549
SAST VCP Value Portfolio Class 3                                 388,539 11.25      11.36       4,413,177
T. Rowe Price Retirement 2015 Advisor Class                    2,030,235             0.98       1,985,993
T. Rowe Price Retirement 2020 Advisor Class                    6,826,146             0.98       6,686,524
T. Rowe Price Retirement 2025 Advisor Class                    5,003,166  0.98       0.99       4,910,708
T. Rowe Price Retirement 2030 Advisor Class                    5,022,682  0.98       0.99       4,933,109

                                                                 For the Year Ended December 31 2015
                                                             -------------------------------------------
                                                                               Expense         Total
                                                              Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                                Income      -------------- --------------
Sub-accounts                                                 Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                                                 -------------  ------ ------- ------  -------
American Beacon Holland Large Cap Growth Fund I Investor         0.00        0.40   1.85     4.40    5.71
AST Capital Appreciation Portfolio Class 3                       0.00        1.30   1.90   123.85  136.42
AST Government and Quality Bond Portfolio Class 3                1.54        1.30   1.90    22.58   31.52
Ariel Appreciation Fund Investor Class                           0.98        0.40   1.85    -7.94   -6.59
Ariel Fund Investor Class                                        0.64        0.40   1.85    -5.86   -4.48
FTVIP Franklin Income VIP Fund Class 2                           0.00        1.30   1.90    19.55   25.90
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5      0.00        0.40   1.85   -18.00  -16.97
Invesco V.I. Comstock Fund Series II                             2.49        1.30   1.90    37.85   44.64
Invesco V.I. Growth and Income Fund Series II                    3.86        1.30   1.90    41.05   48.07
Lord Abbett Fund Growth and Income Portfolio Class VC            0.00        1.30   1.90    26.42   28.51
SST Allocation Balanced Portfolio Class 3                        2.67        1.30   1.90            36.48
SST Allocation Growth Portfolio Class 3                          2.87        1.30   1.90    41.14   43.47
SST Allocation Moderate Growth Portfolio Class 3                 2.77        1.30   1.90    34.35   37.94
SST Allocation Moderate Portfolio Class 3                        2.61        1.30   1.90            36.99
SST Real Return Portfolio Class 3                                6.79        1.30   1.90     7.88   11.91
SunAmerica 2020 High Watermark Fund Class I                      2.63        0.65   1.25     0.02    0.43
SAST SA AB Growth Portfolio Class 3                              0.00        1.30   1.90            94.95
SAST American Funds Asset Allocation Portfolio Class 3           2.63        1.30   1.90    42.85   46.77
SAST American Funds Global Growth Portfolio Class 3              0.88        1.30   1.90    57.78   65.68
SAST American Funds Growth Portfolio Class 3                     1.06        1.30   1.90    54.21   61.69
SAST American Funds Growth-Income Portfolio Class 3              0.63        1.30   1.90    48.24   52.12
SAST Balanced Portfolio Class 3                                  0.00        1.30   1.90    51.22   53.86
SAST Blue Chip Growth Portfolio Class 3                          0.23        1.30   1.90    54.77   62.81
SAST Capital Growth Portfolio Class 3                            0.00        1.30   1.90    43.67   51.39
SAST Corporate Bond Portfolio Class 3                            5.87        1.30   1.90    28.68   57.66
SAST Dogs of Wall Street Portfolio Class 3                       2.14        1.30   1.90    82.27   91.95
SAST Dynamic Allocation Portfolio Class 3                        1.14        1.30   1.90    14.73   17.49
SAST Dynamic Strategy Portfolio Class 3                          0.95        1.30   1.90    13.85   16.29
SAST Emerging Markets Portfolio Class 3                          2.46        1.30   1.90   -14.34   -9.84
SAST Equity Opportunities Portfolio Class 3                      0.66        1.30   1.90    50.01   57.65
SAST Foreign Value Portfolio Class 3                             2.85        1.30   1.90    -2.11    2.58
SAST Global Bond Portfolio Class 3                               0.00        1.30   1.90    20.51   53.25
SAST Growth Opportunities Portfolio Class 3                      0.00        1.30   1.90            75.86
SAST Growth-Income Portfolio Class 3                             2.24        1.30   1.90    44.79   51.42
SAST High-Yield Bond Portfolio Class 3                           7.00        1.30   1.90    25.09   28.93
SAST International Diversified Equities Portfolio Class 3        2.60        1.30   1.90    -1.93    3.17
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3      0.85        1.30   1.90    59.78   68.67
SAST SA MFS Total Return Bond Portfolio Class 3                  0.80        1.30   1.90    40.21   42.60
SAST Mid-Cap Growth Portfolio Class 3                            0.00        1.30   1.90    94.85   99.98
SAST Real Estate Portfolio Class 3                               1.56        1.30   1.90    16.32   18.29
SAST SA Janus Focused Growth Portfolio Class 3                   0.00        1.30   1.90    55.98   64.29
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                 1.53        1.30   1.90    15.13   36.56
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3          0.33        1.30   1.90    37.13   43.80
SAST Small & Mid Cap Value Portfolio Class 3                     0.46        1.30   1.90    66.63   74.78
SAST Small Company Value Portfolio Class 3                       0.10        1.30   1.90    34.43   40.91
SAST Technology Portfolio Class 3                                0.00        1.30   1.90    73.47   76.48
SAST Telecom Utility Portfolio Class 3                           0.00        1.30   1.90            54.18
SAST Ultra Short Bond Portfolio Class 3                          0.00        1.30   1.90            -8.88
SAST VCP Managed Asset Allocation SAST Portfolio Class 3         0.00        1.30   1.90    16.53   17.81
SAST VCP Total Return Balanced Portfolio Class 3                 0.00        1.30   1.90     6.84    7.84
SAST VCP Value Portfolio Class 3                                 0.23        1.30   1.90    12.54   13.60
T. Rowe Price Retirement 2015 Advisor Class                      3.11        0.60   1.00    -1.99   -1.95
T. Rowe Price Retirement 2020 Advisor Class                      3.10        0.60   1.00    -1.83   -1.65
T. Rowe Price Retirement 2025 Advisor Class                      2.75        0.60   1.00    -1.58   -1.46
T. Rowe Price Retirement 2030 Advisor Class                      2.64        0.60   1.00    -1.50   -1.40

--------------------------------------------------------------------------------
                                      42

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                         December 31, 2015
                                                             ----------------------------------------------

                                                                         Unit Value ($)/(a)/
                                                                         -------------------      Net
Sub-accounts                                                    Units    Lowest    Highest   Assets ($)/(b)/
------------                                                 ----------- ------    -------   --------------
T. Rowe Price Retirement 2035 Advisor Class                    3,261,843  0.98       0.99        3,208,718
T. Rowe Price Retirement 2040 Advisor Class                    3,590,937  0.98       0.99        3,533,166
T. Rowe Price Retirement 2045 Advisor Class                    1,960,919  0.98       0.99        1,929,081
T. Rowe Price Retirement 2050 Advisor Class                    1,077,585  0.98       0.99        1,060,101
T. Rowe Price Retirement 2055 Advisor Class                      544,450  0.98       0.99          535,675
T. Rowe Price Retirement 2060 Advisor Class                      445,270  0.98       0.99          438,354
Vanguard LifeStrategy Conservative Growth Fund Inv Shares     42,527,347  1.17       2.08       82,922,231
Vanguard LifeStrategy Growth Fund Inv Shares                  97,409,481  1.29       2.25      205,501,987
Vanguard LifeStrategy Moderate Growth Fund Inv Shares        106,333,540  1.24       2.22      221,140,490
Vanguard Long-Term Investment-Grade Fund Inv Shares           73,061,910  1.30       1.71      233,832,782
Vanguard Long-Term Treasury Fund Inv Shares                   71,630,465  1.31       1.70      234,777,345
Vanguard Wellington Fund Inv Shares                          458,029,060  0.97       1.38    1,739,836,354
Vanguard Windsor II Fund Inv Shares                          471,076,938  1.32       1.52    1,656,936,168
VALIC Company I Asset Allocation Fund                         22,848,552  1.27       8.39      164,771,108
VALIC Company I Blue Chip Growth Fund                        315,722,066  1.03       1.87      594,477,478
VALIC Company I Broad Cap Value Fund                          27,164,348  1.53       1.76       45,883,915
VALIC Company I Capital Conservation Fund                     43,743,787  1.07       4.12      163,371,798
VALIC Company I Core Equity Fund                              71,810,755  1.36       1.53      236,139,646
VALIC Company I Dividend Value Fund                          199,846,204  1.37       1.57      523,407,251
VALIC Company I Dynamic Allocation Fund                      221,754,558  1.10       1.15      250,654,035
VALIC Company I Emerging Economies Fund                      660,910,371  0.56       0.74      501,780,320
VALIC Company I Foreign Value Fund                           629,024,693  0.82       0.97      734,683,542
VALIC Company I Global Real Estate Fund                      275,159,684  1.29       1.36      363,703,122
VALIC Company I Global Social Awareness Fund                  63,101,430  1.22       1.39      351,899,865
VALIC Company I Global Strategy Fund                         246,487,329  1.23       1.88      447,174,232
VALIC Company I Government Money Market I Fund               161,057,840  0.91       1.00      321,332,426
VALIC Company I Government Securities Fund                    28,530,544  1.06       4.00      102,440,812
VALIC Company I Growth & Income Fund                          30,787,070  1.50       3.77      106,900,848
VALIC Company I Growth Fund                                  563,317,952  1.56       1.58      972,367,632
VALIC Company I Health Sciences Fund                         198,619,038  2.97       4.84      908,213,668
VALIC Company I Inflation Protected Fund                     349,403,515  0.82       1.01      436,497,104
VALIC Company I International Equities Index Fund            479,975,167  1.03       1.99      865,679,376
VALIC Company I International Government Bond Fund            51,940,666  0.96       1.22      147,455,407
VALIC Company I International Growth Fund                    161,609,345  1.15       2.98      445,479,501
VALIC Company I Large Cap Core Fund                           70,024,026  1.70       2.29      154,650,837
VALIC Company I Large Capital Growth Fund                    225,298,744  1.35       1.41      380,367,232
VALIC Company I Mid Cap Index Fund                           171,943,269  1.49       1.65    2,837,815,823
VALIC Company I Mid Cap Strategic Growth Fund                122,905,459  1.27       1.29      236,154,244
VALIC Company I Nasdaq-100 Index Fund                        230,783,788  1.32       1.95      288,931,614
VALIC Company I Science & Technology Fund                    193,308,732  1.69       1.81      934,907,487
VALIC Company I Small Cap Aggressive Growth Fund              53,883,079  1.57       2.22      115,361,847
VALIC Company I Small Cap Fund                                69,598,178  1.46       1.56      302,832,444
VALIC Company I Small Cap Index Fund                         168,425,599  1.40       1.47      916,967,370
VALIC Company I Small Cap Special Values Fund                124,945,522  1.41       1.58      191,258,568
VALIC Company I Small Mid Growth Fund                         75,232,723  1.45       1.66      120,360,724
VALIC Company I Stock Index Fund                             469,712,564  1.62      73.41    3,864,262,592
VALIC Company I Value Fund                                    46,550,338  1.47       2.04       90,361,531
VALIC Company II Aggressive Growth Lifestyle Fund            186,171,483  1.34       2.92      509,379,160
VALIC Company II Capital Appreciation Fund                    23,015,325  1.67       1.84       39,744,607
VALIC Company II Conservative Growth Lifestyle Fund          122,366,806  1.19       2.76      315,811,195
VALIC Company II Core Bond Fund                              478,175,881  0.99       1.09      931,326,862
VALIC Company II Government Money Market II Fund             137,896,669  0.92       1.31      169,405,376
VALIC Company II High Yield Bond Fund                        151,445,812  1.14       2.55      357,920,693
VALIC Company II International Opportunities Fund            268,732,142  1.13       2.37      596,947,798
VALIC Company II Large Cap Value Fund                         65,553,811  1.50       2.87      175,268,726
VALIC Company II Mid Cap Growth Fund                          70,382,216  1.29       1.97      129,610,284
VALIC Company II Mid Cap Value Fund                          164,205,676  1.45       1.48      832,661,394
VALIC Company II Moderate Growth Lifestyle Fund              284,833,140  1.28       2.98      794,250,082
VALIC Company II Small Cap Growth Fund                        31,398,820  1.45       2.78       81,854,214
VALIC Company II Small Cap Value Fund                        127,729,895  1.32       1.42      426,134,704
VALIC Company II Socially Responsible Fund                   292,339,882  1.70       2.49      730,244,847
VALIC Company II Strategic Bond Fund                         216,272,613  1.11       2.79      561,958,294

                                                                 For the Year Ended December 31 2015
                                                             -------------------------------------------
                                                                               Expense         Total
                                                              Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                                Income      -------------- --------------
Sub-accounts                                                 Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                                                 -------------  ------ ------- ------  -------
T. Rowe Price Retirement 2035 Advisor Class                      2.30        0.60   1.00    -1.31   -1.24
T. Rowe Price Retirement 2040 Advisor Class                      2.21        0.60   1.00    -1.26   -1.23
T. Rowe Price Retirement 2045 Advisor Class                      1.98        0.60   1.00    -1.29   -1.24
T. Rowe Price Retirement 2050 Advisor Class                      2.17        0.60   1.00            -1.23
T. Rowe Price Retirement 2055 Advisor Class                      2.12        0.60   1.00    -1.24   -1.23
T. Rowe Price Retirement 2060 Advisor Class                      1.84        0.60   1.00    -1.23   -0.66
Vanguard LifeStrategy Conservative Growth Fund Inv Shares        2.16        0.65   2.10    -2.25   -1.02
Vanguard LifeStrategy Growth Fund Inv Shares                     2.10        0.65   2.10    -3.23   -2.01
Vanguard LifeStrategy Moderate Growth Fund Inv Shares            2.13        0.65   2.10    -2.64   -1.41
Vanguard Long-Term Investment-Grade Fund Inv Shares              4.64        0.40   1.85    -4.00   -2.60
Vanguard Long-Term Treasury Fund Inv Shares                      2.78        0.40   1.85    -3.35   -1.93
Vanguard Wellington Fund Inv Shares                              2.58        0.00   2.10    -2.02   -0.59
Vanguard Windsor II Fund Inv Shares                              2.18        0.65   2.10    -5.23   -3.84
VALIC Company I Asset Allocation Fund                            2.12        0.40   1.85    -2.28   -1.05
VALIC Company I Blue Chip Growth Fund                            0.00        0.00   1.85     2.90    9.00
VALIC Company I Broad Cap Value Fund                             1.75        0.40   1.85    -3.14   -1.92
VALIC Company I Capital Conservation Fund                        2.01        0.40   1.85    -1.64   -0.40
VALIC Company I Core Equity Fund                                 0.97        0.40   1.85    -3.65   -2.24
VALIC Company I Dividend Value Fund                              2.21        0.40   1.85    -2.48   -1.05
VALIC Company I Dynamic Allocation Fund                          0.00        0.40   1.85    -6.32   -5.14
VALIC Company I Emerging Economies Fund                          2.35        0.40   1.85   -16.11  -14.88
VALIC Company I Foreign Value Fund                               2.91        0.00   1.85   -17.70   -9.01
VALIC Company I Global Real Estate Fund                          2.70        0.40   1.85    -1.82   -0.58
VALIC Company I Global Social Awareness Fund                     2.16        0.40   1.85    -2.16   -0.73
VALIC Company I Global Strategy Fund                             2.83        0.40   1.85    -6.50   -5.33
VALIC Company I Government Money Market I Fund                   0.01        0.40   1.85    -1.82   -0.39
VALIC Company I Government Securities Fund                       2.27        0.40   1.85    -1.04    0.21
VALIC Company I Growth & Income Fund                             0.98        0.40   1.85    -1.92   -0.69
VALIC Company I Growth Fund                                      0.61        0.40   1.85     1.20    2.67
VALIC Company I Health Sciences Fund                             0.00        0.40   1.85    10.59   11.98
VALIC Company I Inflation Protected Fund                         1.93        0.00   1.85   -17.70   -4.79
VALIC Company I International Equities Index Fund                3.64        0.40   1.85    -2.82   -1.60
VALIC Company I International Government Bond Fund               2.62        0.40   1.85    -5.10   -3.71
VALIC Company I International Growth Fund                        1.57        0.40   1.85    -2.31   -1.08
VALIC Company I Large Cap Core Fund                              1.08        0.40   1.85     1.16    2.43
VALIC Company I Large Capital Growth Fund                        0.56        0.40   1.85    -1.84   -0.41
VALIC Company I Mid Cap Index Fund                               1.06        0.40   1.85    -4.29   -2.89
VALIC Company I Mid Cap Strategic Growth Fund                    0.00        0.40   1.85    -4.41   -3.01
VALIC Company I Nasdaq-100 Index Fund                            0.91        0.40   1.85     7.19    8.54
VALIC Company I Science & Technology Fund                        0.00        0.40   1.85     5.90    7.45
VALIC Company I Small Cap Aggressive Growth Fund                 0.00        0.40   1.85    -0.36    0.89
VALIC Company I Small Cap Fund                                   0.00        0.40   1.85    -6.53   -5.16
VALIC Company I Small Cap Index Fund                             1.10        0.40   1.85    -6.23   -4.86
VALIC Company I Small Cap Special Values Fund                    1.00        0.40   1.85    -5.98   -4.80
VALIC Company I Small Mid Growth Fund                            0.00        0.40   1.85    -2.46   -1.23
VALIC Company I Stock Index Fund                                 1.62        0.33   1.85    -0.80    0.72
VALIC Company I Value Fund                                       1.53        0.40   1.85    -4.95   -3.76
VALIC Company II Aggressive Growth Lifestyle Fund                1.64        0.15   1.60    -2.47   -1.24
VALIC Company II Capital Appreciation Fund                       0.32        0.15   1.60     4.12    5.43
VALIC Company II Conservative Growth Lifestyle Fund              2.26        0.15   1.60    -2.92   -1.70
VALIC Company II Core Bond Fund                                  1.96        0.00   1.60    -1.78   -1.47
VALIC Company II Government Money Market II Fund                 0.01        0.15   1.60    -1.58   -0.34
VALIC Company II High Yield Bond Fund                            4.76        0.15   1.60    -5.19   -4.00
VALIC Company II International Opportunities Fund                1.29        0.15   1.60     6.76    8.10
VALIC Company II Large Cap Value Fund                            1.36        0.15   1.60    -4.33   -3.12
VALIC Company II Mid Cap Growth Fund                             0.00        0.15   1.60    -2.51   -1.28
VALIC Company II Mid Cap Value Fund                              0.21        0.15   1.60    -2.98   -1.56
VALIC Company II Moderate Growth Lifestyle Fund                  1.84        0.15   1.60    -2.52   -1.30
VALIC Company II Small Cap Growth Fund                           0.00        0.15   1.60    -2.80   -1.57
VALIC Company II Small Cap Value Fund                            0.61        0.15   1.60    -8.00   -6.66
VALIC Company II Socially Responsible Fund                       1.12        0.00   1.60    -0.49    0.36
VALIC Company II Strategic Bond Fund                             3.67        0.15   1.60    -3.49   -2.28

--------------------------------------------------------------------------------
                                      43

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                         December 31, 2014
                                                             ----------------------------------------------

                                                                         Unit Value ($)/(a)/
                                                                         -------------------      Net
Sub-accounts                                                    Units    Lowest    Highest   Assets ($)/(b)/
------------                                                 ----------- ------    -------   --------------
American Beacon Holland Large Cap Growth Fund I Investor      40,202,025  1.52       1.75       67,190,756
Ariel Appreciation Fund Investor Class                       146,499,455  1.62       1.83      469,227,308
Ariel Fund Investor Class                                    151,989,478  1.59       1.65      482,737,843
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5  356,396,959  0.69       0.71      251,572,844
SunAmerica 2020 High Watermark Fund Class I                    8,674,835  1.12       1.17        9,768,311
Vanguard LifeStrategy Conservative Growth Fund Inv Shares     42,734,912  1.19       2.10       84,501,450
Vanguard LifeStrategy Growth Fund Inv Shares                  99,085,412  1.33       2.30      214,115,498
Vanguard LifeStrategy Moderate Growth Fund Inv Shares        106,092,172  1.27       2.25      224,613,412
Vanguard Long-Term Investment-Grade Fund Inv Shares          100,256,578  1.35       1.76      329,543,706
Vanguard Long-Term Treasury Fund Inv Shares                   79,135,119  1.35       1.73      264,756,446
Vanguard Wellington Fund Inv Shares                          475,391,229  1.41       1.52    1,830,151,862
Vanguard Windsor II Fund Inv Shares                          501,441,264  1.37       1.60    1,845,782,701
VALIC Company I Asset Allocation Fund                         23,983,803  1.30       8.48      175,375,943
VALIC Company I Blue Chip Growth Fund                        316,697,102  1.72       1.80      542,588,507
VALIC Company I Broad Cap Value Fund                          28,660,184  1.58       1.79       49,557,967
VALIC Company I Capital Conservation Fund                     47,679,527  1.09       4.14      177,337,132
VALIC Company I Core Equity Fund                              79,935,818  1.39       1.59      270,572,131
VALIC Company I Dividend Value Fund                          240,335,035  1.38       1.61      640,478,092
VALIC Company I Dynamic Allocation Fund                      225,671,419  1.18       1.21      270,147,907
VALIC Company I Emerging Economies Fund                      665,527,599  0.66       0.88      597,079,271
VALIC Company I Foreign Value Fund                           662,436,645  0.94       1.07      843,021,507
VALIC Company I Global Real Estate Fund                      305,179,712  1.31       1.37      407,259,854
VALIC Company I Global Social Awareness Fund                  71,601,453  1.23       1.42      404,834,510
VALIC Company I Global Strategy Fund                         263,440,548  1.31       1.99      506,653,578
VALIC Company I Government Money Market I Fund               164,765,549  0.93       1.00      331,649,424
VALIC Company I Government Securities Fund                    32,589,746  1.07       3.99      117,630,636
VALIC Company I Growth & Income Fund                          32,066,742  1.52       3.80      112,600,339
VALIC Company I Growth Fund                                  577,668,720             1.54      976,737,260
VALIC Company I Health Sciences Fund                         180,846,975  2.69       4.32      741,351,192
VALIC Company I Inflation Protected Fund                     343,815,581  1.06       1.35      447,353,246
VALIC Company I International Equities Index Fund            477,197,431  1.06       2.02      878,599,042
VALIC Company I International Government Bond Fund            57,426,985  1.01       1.27      171,075,868
VALIC Company I International Growth Fund                    181,601,799  1.17       3.01      507,941,781
VALIC Company I Large Cap Core Fund                           77,828,281  1.68       2.24      168,547,289
VALIC Company I Large Capital Growth Fund                    242,825,241  1.36       1.44      414,316,983
VALIC Company I Mid Cap Index Fund                           181,983,085  1.56       1.70    3,132,716,853
VALIC Company I Mid Cap Strategic Growth Fund                138,081,014  1.31       1.35      275,076,835
VALIC Company I Nasdaq-100 Index Fund                        221,062,156  1.22       1.82      256,140,583
VALIC Company I Science & Technology Fund                    207,052,424  1.60       1.69      942,200,179
VALIC Company I Small Cap Aggressive Growth Fund              49,888,671  1.58       2.20      106,181,397
VALIC Company I Small Cap Fund                                77,943,885  1.56       1.64      359,694,876
VALIC Company I Small Cap Index Fund                         181,699,697  1.50       1.55    1,051,213,032
VALIC Company I Small Cap Special Values Fund                137,726,181  1.50       1.66      222,234,302
VALIC Company I Small Mid Growth Fund                         74,225,207  1.48       1.68      120,734,464
VALIC Company I Stock Index Fund                             509,445,145  1.48      72.89    4,217,167,533
VALIC Company I Value Fund                                    51,425,430  1.55       2.12      104,102,132
VALIC Company II Aggressive Growth Lifestyle Fund            185,272,756  1.37       2.96      515,139,973
VALIC Company II Capital Appreciation Fund                    25,635,001  1.60       1.74       42,147,910
VALIC Company II Conservative Growth Lifestyle Fund          123,317,312  1.23       2.81      324,988,114
VALIC Company II Core Bond Fund                              362,992,296  1.11       1.42      714,083,549
VALIC Company II Government Money Market II Fund             129,017,658  0.94       1.31      158,687,914
VALIC Company II High Yield Bond Fund                        136,270,181  1.21       2.66      338,332,083
VALIC Company II International Opportunities Fund            264,766,357  1.06       2.19      546,227,759
VALIC Company II Large Cap Value Fund                         70,147,074  1.57       2.96      194,385,587
VALIC Company II Mid Cap Growth Fund                          70,016,818  1.33       1.99      131,202,478
VALIC Company II Mid Cap Value Fund                          167,438,142  1.49       1.50      866,424,764
VALIC Company II Moderate Growth Lifestyle Fund              281,014,873  1.31       3.02      796,885,588
VALIC Company II Small Cap Growth Fund                        34,657,295  1.49       2.83       92,186,389
VALIC Company II Small Cap Value Fund                        147,595,203  1.43       1.52      531,491,117
VALIC Company II Socially Responsible Fund                   287,490,736  1.71       2.65      716,042,859
VALIC Company II Strategic Bond Fund                         227,800,046  1.15       2.86      607,548,162

                                                                 For the Year Ended December 31 2014
                                                             -------------------------------------------
                                                                               Expense         Total
                                                              Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                                Income      -------------- --------------
Sub-accounts                                                 Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                                                 -------------  ------ ------- ------  -------
American Beacon Holland Large Cap Growth Fund I Investor         0.00        0.40   1.85     5.03    6.35
Ariel Appreciation Fund Investor Class                           0.70        0.40   1.85     6.17    7.72
Ariel Fund Investor Class                                        0.55        0.40   1.85     8.92   10.51
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5      0.00        0.40   1.85   -17.33  -16.29
SunAmerica 2020 High Watermark Fund Class I                      2.63        0.65   1.25     2.93    3.34
Vanguard LifeStrategy Conservative Growth Fund Inv Shares        2.14        0.65   2.10     4.73    6.05
Vanguard LifeStrategy Growth Fund Inv Shares                     2.13        0.65   2.10     4.95    6.27
Vanguard LifeStrategy Moderate Growth Fund Inv Shares            2.11        0.65   2.10     4.85    6.16
Vanguard Long-Term Investment-Grade Fund Inv Shares              4.29        0.40   1.85    16.00   17.69
Vanguard Long-Term Treasury Fund Inv Shares                      3.07        0.40   1.85    22.98   24.77
Vanguard Wellington Fund Inv Shares                              2.53        0.65   2.10     7.54    9.11
Vanguard Windsor II Fund Inv Shares                              2.22        0.65   2.10     8.85   10.44
VALIC Company I Asset Allocation Fund                            1.74        0.40   1.85     3.43    4.73
VALIC Company I Blue Chip Growth Fund                            0.17        0.40   1.85     7.14    8.49
VALIC Company I Broad Cap Value Fund                             1.19        0.40   1.85     5.56    6.89
VALIC Company I Capital Conservation Fund                        2.82        0.40   1.85     4.05    5.36
VALIC Company I Core Equity Fund                                 1.16        0.40   1.85     9.48   11.08
VALIC Company I Dividend Value Fund                              1.79        0.40   1.85     7.21    8.78
VALIC Company I Dynamic Allocation Fund                          1.58        0.40   1.85     2.33    3.61
VALIC Company I Emerging Economies Fund                          1.47        0.40   1.85    -7.30   -5.94
VALIC Company I Foreign Value Fund                               2.03        0.40   1.85   -13.25  -11.99
VALIC Company I Global Real Estate Fund                          4.68        0.40   1.85    10.01   11.39
VALIC Company I Global Social Awareness Fund                     1.42        0.40   1.85     5.99    7.54
VALIC Company I Global Strategy Fund                             3.35        0.40   1.85    -0.03    1.23
VALIC Company I Government Money Market I Fund                   0.01        0.40   1.85    -1.82   -0.39
VALIC Company I Government Securities Fund                       2.41        0.40   1.85     3.59    4.89
VALIC Company I Growth & Income Fund                             0.73        0.40   1.85    12.04   13.45
VALIC Company I Growth Fund                                      0.83        0.40   1.85     8.70   10.29
VALIC Company I Health Sciences Fund                             0.00        0.40   1.85    29.16   30.79
VALIC Company I Inflation Protected Fund                         1.87        0.40   1.85     1.09    2.36
VALIC Company I International Equities Index Fund                2.63        0.40   1.85    -7.18   -6.01
VALIC Company I International Government Bond Fund               1.90        0.40   1.85    -0.49    0.96
VALIC Company I International Growth Fund                        1.87        0.40   1.85    -5.23   -4.04
VALIC Company I Large Cap Core Fund                              0.92        0.40   1.85    11.19   12.59
VALIC Company I Large Capital Growth Fund                        0.46        0.40   1.85     9.41   11.00
VALIC Company I Mid Cap Index Fund                               1.09        0.40   1.85     7.41    8.97
VALIC Company I Mid Cap Strategic Growth Fund                    0.51        0.40   1.85     1.33    2.81
VALIC Company I Nasdaq-100 Index Fund                            0.71        0.40   1.85    16.51   17.98
VALIC Company I Science & Technology Fund                        0.12        0.40   1.85    12.33   13.97
VALIC Company I Small Cap Aggressive Growth Fund                 0.00        0.40   1.85     7.89    9.25
VALIC Company I Small Cap Fund                                   0.32        0.40   1.85     2.10    3.59
VALIC Company I Small Cap Index Fund                             1.22        0.40   1.85     2.84    4.34
VALIC Company I Small Cap Special Values Fund                    0.72        0.40   1.85     5.01    6.33
VALIC Company I Small Mid Growth Fund                            0.03        0.40   1.85     9.04   10.41
VALIC Company I Stock Index Fund                                 1.59        0.33   1.85    12.83   12.91
VALIC Company I Value Fund                                       1.61        0.40   1.85     9.36   10.73
VALIC Company II Aggressive Growth Lifestyle Fund                0.92        0.15   1.60     2.64    3.94
VALIC Company II Capital Appreciation Fund                       0.44        0.15   1.60     6.88    8.22
VALIC Company II Conservative Growth Lifestyle Fund              1.93        0.15   1.60     2.01    3.29
VALIC Company II Core Bond Fund                                  1.90        0.15   1.60     3.77    5.28
VALIC Company II Government Money Market II Fund                 0.01        0.15   1.60    -1.58   -0.34
VALIC Company II High Yield Bond Fund                            4.88        0.15   1.60     1.22    2.49
VALIC Company II International Opportunities Fund                1.27        0.15   1.60    -6.72   -5.54
VALIC Company II Large Cap Value Fund                            1.12        0.15   1.60     8.98   10.35
VALIC Company II Mid Cap Growth Fund                             0.07        0.15   1.60     0.59    1.85
VALIC Company II Mid Cap Value Fund                              0.30        0.15   1.60     5.03    6.56
VALIC Company II Moderate Growth Lifestyle Fund                  1.29        0.15   1.60     2.61    3.91
VALIC Company II Small Cap Growth Fund                           0.00        0.15   1.60    -1.57   -0.33
VALIC Company II Small Cap Value Fund                            0.90        0.15   1.60     3.87    5.38
VALIC Company II Socially Responsible Fund                       1.30        0.15   1.60    13.70   15.13
VALIC Company II Strategic Bond Fund                             3.69        0.15   1.60     2.30    3.58

--------------------------------------------------------------------------------
                                      44

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                         December 31, 2013
                                                             ----------------------------------------------

                                                                         Unit Value ($)/(a)/      Net
                                                                         ------------------- --------------
Sub-accounts                                                    Units    Lowest    Highest   Assets ($)/(b)/
------------                                                 ----------- ------    -------   --------------
American Beacon Holland Large Cap Growth Fund I Investor      45,990,000  1.45       1.64       72,347,000
Ariel Appreciation Fund Investor Class                       151,676,000  1.53       1.70      453,673,000
Ariel Fund Investor Class                                    164,454,000  1.46       1.49      476,196,000
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5  286,965,000  0.83       0.85      242,808,000
SunAmerica 2020 High Watermark Fund Class I                   10,588,000  1.09       1.13       11,583,000
Vanguard LifeStrategy Conservative Growth Fund Inv Shares     42,663,000  1.14       1.98       79,830,000
Vanguard LifeStrategy Growth Fund Inv Shares                  99,330,000  1.27       2.16      202,733,000
Vanguard LifeStrategy Moderate Growth Fund Inv Shares        106,715,000  1.21       2.12      213,624,000
Vanguard Long-Term Investment-Grade Fund Inv Shares           81,579,000  1.17       1.50      228,921,000
Vanguard Long-Term Treasury Fund Inv Shares                   86,023,000  1.10       1.39      231,479,000
Vanguard Wellington Fund Inv Shares                          492,356,000  1.31       1.39    1,746,521,000
Vanguard Windsor II Fund Inv Shares                          518,076,000  1.24       1.47    1,736,698,000
VALIC Company I Asset Allocation Fund                         24,528,000  1.25       8.10      173,219,000
VALIC Company I Blue Chip Growth Fund                        335,064,000  1.60       1.66      530,958,000
VALIC Company I Broad Cap Value Fund                          25,690,000  1.50       1.68       41,756,000
VALIC Company I Capital Conservation Fund                     47,155,000  1.05       3.93      166,143,000
VALIC Company I Core Equity Fund                              87,739,000  1.25       1.45      268,685,000
VALIC Company I Dividend Value Fund                          221,351,000  1.27       1.50      545,977,000
VALIC Company I Dynamic Allocation Fund                      168,660,000  1.15       1.17      195,707,000
VALIC Company I Emerging Economies Fund                      614,097,000  0.70       0.95      588,736,000
VALIC Company I Foreign Value Fund                           667,927,000  1.07       1.23      971,586,000
VALIC Company I Global Real Estate Fund                      255,138,000  1.19       1.23      306,864,000
VALIC Company I Global Social Awareness Fund                  76,200,000  1.14       1.34      402,746,000
VALIC Company I Global Strategy Fund                         281,255,000  1.31       1.96      536,276,000
VALIC Company I Government Money Market I Fund               174,678,000  0.95       1.01      353,206,000
VALIC Company I Government Securities Fund                    37,427,000  1.03       3.80      129,265,000
VALIC Company I Growth & Income Fund                          32,540,000  1.36       3.35      101,061,000
VALIC Company I Growth Fund                                  605,498,000  1.40       1.42      933,492,000
VALIC Company I Health Sciences Fund                         169,471,000  2.08       3.30      533,127,000
VALIC Company I Inflation Protected Fund                     321,428,000  1.05       1.32      410,166,000
VALIC Company I International Equities Index Fund            524,216,000  1.14       2.15    1,030,145,000
VALIC Company I International Government Bond Fund            58,726,000  1.01       1.26      176,097,000
VALIC Company I International Growth Fund                    201,213,000  1.24       3.14      586,844,000
VALIC Company I Large Cap Core Fund                           88,578,000  1.51       1.99      170,580,000
VALIC Company I Large Capital Growth Fund                    262,881,000  1.22       1.31      406,386,000
VALIC Company I Mid Cap Index Fund                           193,124,000  1.45       1.56    3,077,255,000
VALIC Company I Mid Cap Strategic Growth Fund                152,807,000  1.27       1.34      298,156,000
VALIC Company I Nasdaq-100 Index Fund                        205,690,000  1.03       1.57      202,625,000
VALIC Company I Science & Technology Fund                    220,087,000  1.42       1.48      884,907,000
VALIC Company I Small Cap Aggressive Growth Fund              56,587,000  1.46       2.02      110,639,000
VALIC Company I Small Cap Fund                                86,577,000  1.53       1.58      387,730,000
VALIC Company I Small Cap Index Fund                         193,566,000  1.46       1.48    1,087,389,000
VALIC Company I Small Cap Special Values Fund                152,559,000  1.43       1.57      232,376,000
VALIC Company I Small Mid Growth Fund                         86,006,000  1.36       1.52      127,108,000
VALIC Company I Stock Index Fund                             543,134,000  1.31      64.55    2,146,977,000
VALIC Company I Value Fund                                    58,431,000  1.42       1.92      107,189,000
VALIC Company II Aggressive Growth Lifestyle Fund            170,127,000  1.34       2.84      456,690,000
VALIC Company II Capital Appreciation Fund                    27,282,000  1.50       1.61       41,604,000
VALIC Company II Conservative Growth Lifestyle Fund          110,543,000  1.21       2.72      283,012,000
VALIC Company II Core Bond Fund                              358,358,000  1.07       1.35      673,167,000
VALIC Company II Government Money Market II Fund             146,653,000  0.95       1.31      181,686,000
VALIC Company II High Yield Bond Fund                        129,320,000  1.19       2.59      313,222,000
VALIC Company II International Opportunities Fund            260,892,000  1.13       2.32      571,456,000
VALIC Company II Large Cap Value Fund                         75,961,000  1.44       2.68      191,301,000
VALIC Company II Mid Cap Growth Fund                          74,465,000  1.32       1.96      137,360,000
VALIC Company II Mid Cap Value Fund                          176,026,000  1.41       1.42      859,834,000
VALIC Company II Moderate Growth Lifestyle Fund              250,904,000  1.28       2.91      687,344,000
VALIC Company II Small Cap Growth Fund                        38,766,000  1.52       2.84      103,555,000
VALIC Company II Small Cap Value Fund                        148,027,000  1.38       1.44      508,084,000
VALIC Company II Socially Responsible Fund                   295,532,000  1.51       2.30      640,726,000
VALIC Company II Strategic Bond Fund                         227,491,000  1.12       2.76      589,850,000

                                                                 For the Year Ended December 31 2013
                                                             -------------------------------------------
                                                                               Expense         Total
                                                              Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                                Income      -------------- --------------
Sub-accounts                                                 Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                                                 -------------  ------ ------- ------  -------
American Beacon Holland Large Cap Growth Fund I Investor         0.00        0.40   1.85    29.79   31.42
Ariel Appreciation Fund Investor Class                           0.91        0.40   1.85    43.53   45.63
Ariel Fund Investor Class                                        0.64        0.40   1.85    42.03   44.10
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5      0.00        0.40   1.85   -15.49  -14.42
SunAmerica 2020 High Watermark Fund Class I                      2.50        0.65   1.25    -7.00   -6.63
Vanguard LifeStrategy Conservative Growth Fund Inv Shares        2.00        0.65   2.10     6.81    8.15
Vanguard LifeStrategy Growth Fund Inv Shares                     2.08        0.65   2.10    18.68   20.17
Vanguard LifeStrategy Moderate Growth Fund Inv Shares            2.02        0.65   2.10    12.66   14.07
Vanguard Long-Term Investment-Grade Fund Inv Shares              4.74        0.40   1.85    -7.59   -6.24
Vanguard Long-Term Treasury Fund Inv Shares                      3.11        0.40   1.85   -14.62  -13.37
Vanguard Wellington Fund Inv Shares                              2.54        0.65   2.10    17.18   18.89
Vanguard Windsor II Fund Inv Shares                              2.12        0.65   2.10    27.98   29.84
VALIC Company I Asset Allocation Fund                            0.00        0.40   1.85    13.84   15.27
VALIC Company I Blue Chip Growth Fund                            0.00        0.40   1.85    38.60   40.34
VALIC Company I Broad Cap Value Fund                             0.00        0.40   1.85    33.97   35.65
VALIC Company I Capital Conservation Fund                        0.00        0.40   1.85    -4.16   -2.96
VALIC Company I Core Equity Fund                                 0.00        0.40   1.85    32.40   34.33
VALIC Company I Dividend Value Fund                              0.00        0.40   1.85    27.69   29.55
VALIC Company I Dynamic Allocation Fund                          0.00        0.40   1.85    15.34   16.81
VALIC Company I Emerging Economies Fund                          0.00        0.40   1.85    -4.55   -3.15
VALIC Company I Foreign Value Fund                               0.00        0.40   1.85    23.89   25.69
VALIC Company I Global Real Estate Fund                          0.00        0.40   1.85     2.63    3.92
VALIC Company I Global Social Awareness Fund                     0.00        0.40   1.85    26.51   28.36
VALIC Company I Global Strategy Fund                             0.00        0.40   1.85    16.62   18.08
VALIC Company I Government Money Market I Fund                   0.01        0.40   1.85    -1.82   -0.39
VALIC Company I Government Securities Fund                       0.00        0.40   1.85    -5.98   -4.80
VALIC Company I Growth & Income Fund                             0.00        0.40   1.85    30.23   31.87
VALIC Company I Growth Fund                                      0.00        0.40   1.85    28.70   30.58
VALIC Company I Health Sciences Fund                             0.00        0.40   1.85    48.27   50.13
VALIC Company I Inflation Protected Fund                         0.00        0.40   1.85    -8.68   -7.53
VALIC Company I International Equities Index Fund                0.00        0.40   1.85    16.81   18.28
VALIC Company I International Government Bond Fund               0.00        0.40   1.85    -7.34   -5.99
VALIC Company I International Growth Fund                        0.00        0.40   1.85    18.54   20.03
VALIC Company I Large Cap Core Fund                              0.00        0.40   1.85    33.55   35.23
VALIC Company I Large Capital Growth Fund                        0.00        0.40   1.85    29.16   31.04
VALIC Company I Mid Cap Index Fund                               0.00        0.40   1.85    30.67   32.58
VALIC Company I Mid Cap Strategic Growth Fund                    0.00        0.40   1.85    36.08   38.06
VALIC Company I Nasdaq-100 Index Fund                            0.00        0.40   1.85    33.74   35.42
VALIC Company I Science & Technology Fund                        0.00        0.40   1.85    39.88   41.92
VALIC Company I Small Cap Aggressive Growth Fund                 0.00        0.40   1.85    46.99   48.83
VALIC Company I Small Cap Fund                                   0.00        0.40   1.85    37.85   39.86
VALIC Company I Small Cap Index Fund                             0.00        0.40   1.85    36.10   38.09
VALIC Company I Small Cap Special Values Fund                    0.00        0.40   1.85    36.42   38.14
VALIC Company I Small Mid Growth Fund                            0.00        0.40   1.85    32.29   33.95
VALIC Company I Stock Index Fund                                 0.00        0.33   1.85    31.39   32.93
VALIC Company I Value Fund                                       0.00        0.40   1.85    28.73   30.35
VALIC Company II Aggressive Growth Lifestyle Fund                0.00        0.15   1.60    20.03   21.54
VALIC Company II Capital Appreciation Fund                       0.00        0.15   1.60    33.92   35.60
VALIC Company II Conservative Growth Lifestyle Fund              0.00        0.15   1.60     7.61    8.96
VALIC Company II Core Bond Fund                                  0.00        0.15   1.60    -3.37   -1.96
VALIC Company II Government Money Market II Fund                 0.01        0.15   1.60    -1.58   -0.34
VALIC Company II High Yield Bond Fund                            0.00        0.15   1.60     3.51    4.81
VALIC Company II International Opportunities Fund                0.00        0.15   1.60    19.22   20.72
VALIC Company II Large Cap Value Fund                            0.00        0.15   1.60    33.22   34.89
VALIC Company II Mid Cap Growth Fund                             0.00        0.15   1.60    28.95   30.57
VALIC Company II Mid Cap Value Fund                              0.00        0.15   1.60    32.26   34.19
VALIC Company II Moderate Growth Lifestyle Fund                  0.00        0.15   1.60    14.75   16.20
VALIC Company II Small Cap Growth Fund                           0.00        0.15   1.60    45.35   47.18
VALIC Company II Small Cap Value Fund                            0.00        0.15   1.60    34.05   36.01
VALIC Company II Socially Responsible Fund                       0.00        0.15   1.60    33.28   34.96
VALIC Company II Strategic Bond Fund                             0.00        0.15   1.60    -1.33   -0.09

--------------------------------------------------------------------------------
                                      45

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                   December 31, 2012
                                                       ----------------------------------------------

                                                                   Unit Value ($)/(a)/
                                                                   -------------------      Net
Sub-accounts                                              Units    Lowest    Highest   Assets ($)/(b)/
------------                                           ----------- ------    -------   --------------
American Beacon Holland Large Cap Growth Fund I
  Investor                                              51,966,000  1.12       1.25       62,551,000
Ariel Appreciation Fund Investor Class                 139,223,000  1.07       2.20      287,615,000
Ariel Fund Investor Class                              172,615,000  1.03       2.18      349,450,000
Invesco V.I. Balanced-Risk Commodity Strategy Fund
  Class R5                                             215,787,000  0.98       1.00      214,139,000
SunAmerica 2020 High Watermark Fund Class I             13,367,000  1.17       1.21       15,716,000
Vanguard LifeStrategy Conservative Growth Fund Inv
  Shares                                                42,752,000  1.07       1.83       74,254,000
Vanguard LifeStrategy Growth Fund Inv Shares            97,744,000  1.07       1.80      166,668,000
Vanguard LifeStrategy Moderate Growth Fund Inv Shares  106,449,000  1.07       1.86      187,532,000
Vanguard Long-Term Investment-Grade Fund Inv Shares    107,229,000  1.26       3.40      324,948,000
Vanguard Long-Term Treasury Fund Inv Shares            104,316,000  1.29       3.46      328,115,000
Vanguard Wellington Fund Inv Shares                    511,573,000  1.12       3.46    1,537,119,000
Vanguard Windsor II Fund Inv Shares                    550,354,000  0.96       2.95    1,431,448,000
VALIC Company I Asset Allocation Fund                   24,967,000  1.10       7.03      154,635,000
VALIC Company I Blue Chip Growth Fund                  359,500,000  1.13       1.18      407,535,000
VALIC Company I Broad Cap Value Fund                    26,193,000  1.12       1.24       31,467,000
VALIC Company I Capital Conservation Fund               54,326,000  1.09       4.05      201,474,000
VALIC Company I Core Equity Fund                        95,915,000  0.93       2.46      219,871,000
VALIC Company I Dividend Value Fund                    215,635,000  0.98       2.11      414,565,000
VALIC Company I Dynamic Allocation Fund                      1,000             1.00        9,981,000
VALIC Company I Emerging Economies Fund                589,559,000  0.72       1.03      586,649,000
VALIC Company I Foreign Value Fund                     744,687,000  0.85       1.19      867,033,000
VALIC Company I Global Real Estate Fund                281,040,000  1.16       1.18      326,429,000
VALIC Company I Global Social Awareness Fund            65,030,000  0.89       4.50      267,576,000
VALIC Company I Global Strategy Fund                   273,255,000  1.13       1.66      442,647,000
VALIC Company I Government Money Market I Fund         181,065,000  0.96       2.30      370,398,000
VALIC Company I Government Securities Fund              31,983,000  1.10       3.99      115,432,000
VALIC Company I Growth & Income Fund                    34,018,000  0.95       2.54       80,380,000
VALIC Company I Growth Fund                            665,111,000  1.07       1.22      789,736,000
VALIC Company I Health Sciences Fund                   149,863,000  1.40       2.20      315,416,000
VALIC Company I Inflation Protected Fund               298,846,000  1.15       1.43      413,284,000
VALIC Company I International Equities Index Fund      520,838,000  0.98       1.82      870,642,000
VALIC Company I International Government Bond Fund      56,985,000  1.09       3.52      182,727,000
VALIC Company I International Growth Fund              235,242,000  1.04       2.62      573,397,000
VALIC Company I Large Cap Core Fund                     95,261,000  1.13       1.47      136,137,000
VALIC Company I Large Capital Growth Fund              289,231,000  0.93       1.22      343,216,000
VALIC Company I Mid Cap Index Fund                     206,475,000  1.11      14.69    2,515,665,000
VALIC Company I Mid Cap Strategic Growth Fund          164,490,000  0.92       1.47      233,684,000
VALIC Company I Nasdaq-100 Index Fund                  212,283,000  0.73       1.17      154,991,000
VALIC Company I Science & Technology Fund              241,647,000  0.66       3.17      690,337,000
VALIC Company I Small Cap Aggressive Growth Fund        55,949,000  1.00       1.35       73,916,000
VALIC Company I Small Cap Fund                          96,923,000  1.11       3.48      312,090,000
VALIC Company I Small Cap Index Fund                   205,976,000  1.07       4.62      846,828,000
VALIC Company I Small Cap Special Values Fund          170,518,000  1.05       1.13      188,728,000
VALIC Company I Small Mid Growth Fund                   91,849,000  1.03       1.14      101,706,000
VALIC Company I Stock Index Fund                       575,726,000  1.00      48.56    1,747,315,000
VALIC Company I Value Fund                              64,658,000  1.10       1.47       91,345,000
VALIC Company II Aggressive Growth Lifestyle Fund      151,965,000  1.11       2.34      336,975,000
VALIC Company II Capital Appreciation Fund              30,004,000  0.81       1.19       33,868,000
VALIC Company II Conservative Growth Lifestyle Fund     92,004,000  1.12       2.50      216,627,000
VALIC Company II Core Bond Fund                        239,177,000  1.10       2.05      459,847,000
VALIC Company II Government Money Market II Fund       137,930,000  0.97       1.32      172,581,000
VALIC Company II High Yield Bond Fund                  129,786,000  1.15       2.48      300,387,000
VALIC Company II International Opportunities Fund      275,156,000  0.95       1.92      501,215,000
VALIC Company II Large Cap Value Fund                   80,659,000  1.08       1.99      151,544,000
VALIC Company II Mid Cap Growth Fund                    83,075,000  1.02       1.50      117,917,000
VALIC Company II Mid Cap Value Fund                    190,393,000  1.05       3.96      700,450,000
VALIC Company II Moderate Growth Lifestyle Fund        210,641,000  1.11       2.50      498,521,000
VALIC Company II Small Cap Growth Fund                  40,783,000  0.97       1.93       74,470,000
VALIC Company II Small Cap Value Fund                  165,403,000  1.03       2.71      420,658,000
VALIC Company II Socially Responsible Fund             332,810,000  1.13       1.70      536,742,000
VALIC Company II Strategic Bond Fund                   231,898,000  1.14       2.76      603,911,000

                                                           For the Year Ended December 31 2012
                                                       -------------------------------------------
                                                                         Expense         Total
                                                        Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                          Income      -------------- --------------
Sub-accounts                                           Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                                           -------------  ------ ------- ------  -------
American Beacon Holland Large Cap Growth Fund I
  Investor                                                 0.06        0.40   1.85   10.12    11.51
Ariel Appreciation Fund Investor Class                     0.83        0.40   1.85   17.16    18.87
Ariel Fund Investor Class                                  0.96        0.40   1.85   18.11    19.84
Invesco V.I. Balanced-Risk Commodity Strategy Fund
  Class R5                                                 2.46        0.40   1.85   -1.77    -3.01
SunAmerica 2020 High Watermark Fund Class I                2.31        0.65   1.25    2.96     3.37
Vanguard LifeStrategy Conservative Growth Fund Inv
  Shares                                                   2.35        0.65   2.10    6.92     8.26
Vanguard LifeStrategy Growth Fund Inv Shares               2.39        0.65   2.10   11.99    13.40
Vanguard LifeStrategy Moderate Growth Fund Inv Shares      2.36        0.65   2.10    9.44    10.81
Vanguard Long-Term Investment-Grade Fund Inv Shares        4.67        0.40   1.85    9.61    11.21
Vanguard Long-Term Treasury Fund Inv Shares                2.76        0.40   1.85    1.56     3.05
Vanguard Wellington Fund Inv Shares                        2.86        0.65   2.10   10.23    11.84
Vanguard Windsor II Fund Inv Shares                        2.33        0.65   2.10   14.28    15.96
VALIC Company I Asset Allocation Fund                      2.16        0.40   1.85   11.24    12.64
VALIC Company I Blue Chip Growth Fund                      5.00        0.40   1.85   15.96    17.42
VALIC Company I Broad Cap Value Fund                       0.70        0.40   1.85   11.89    13.30
VALIC Company I Capital Conservation Fund                  2.50        0.40   1.85    4.12     5.43
VALIC Company I Core Equity Fund                           1.49        0.40   1.85   12.10    13.74
VALIC Company I Dividend Value Fund                        1.85        0.40   1.85   10.51    12.12
VALIC Company I Dynamic Allocation Fund                    0.00        0.40   1.85            -0.24
VALIC Company I Emerging Economies Fund                    0.73        0.40   1.85   16.71    18.42
VALIC Company I Foreign Value Fund                         3.20        0.40   1.85   16.59    18.30
VALIC Company I Global Real Estate Fund                    1.74        0.40   1.85   28.60    30.22
VALIC Company I Global Social Awareness Fund               1.83        0.40   1.85   16.12    16.83
VALIC Company I Global Strategy Fund                       5.69        0.40   1.85   17.35    18.83
VALIC Company I Government Money Market I Fund             0.01        0.40   1.85   -1.83    -0.39
VALIC Company I Government Securities Fund                 2.46        0.40   1.85    1.80     3.08
VALIC Company I Growth & Income Fund                       0.91        0.40   1.85   11.27    12.68
VALIC Company I Growth Fund                                0.72        0.40   1.85   12.80    14.46
VALIC Company I Health Sciences Fund                       0.00        0.40   1.85   29.31    30.94
VALIC Company I Inflation Protected Fund                   2.77        0.40   1.85    6.05     7.38
VALIC Company I International Equities Index Fund          2.88        0.40   1.85   14.88    16.32
VALIC Company I International Government Bond Fund         3.20        0.40   1.85    6.64     8.21
VALIC Company I International Growth Fund                  1.60        0.40   1.85   17.98    19.46
VALIC Company I Large Cap Core Fund                        1.02        0.40   1.85   16.49    17.95
VALIC Company I Large Capital Growth Fund                  0.21        0.40   1.85   10.37    11.98
VALIC Company I Mid Cap Index Fund                         1.01        0.40   1.85   15.36    17.05
VALIC Company I Mid Cap Strategic Growth Fund              0.00        0.40   1.85    7.22     8.79
VALIC Company I Nasdaq-100 Index Fund                      0.50        0.40   1.85   15.78    17.23
VALIC Company I Science & Technology Fund                  0.00        0.40   1.85   10.08    11.69
VALIC Company I Small Cap Aggressive Growth Fund           0.00        0.40   1.85   12.96    14.38
VALIC Company I Small Cap Fund                             0.07        0.40   1.85   13.72    15.15
VALIC Company I Small Cap Index Fund                       1.28        0.40   1.85   13.93    15.59
VALIC Company I Small Cap Special Values Fund              0.60        0.40   1.85    4.84    13.82
VALIC Company I Small Mid Growth Fund                      0.00        0.40   1.85    2.86    10.94
VALIC Company I Stock Index Fund                           1.78        0.33   1.85   14.87    15.12
VALIC Company I Value Fund                                 2.12        0.40   1.85   14.80    16.24
VALIC Company II Aggressive Growth Lifestyle Fund          1.53        0.15   1.60   13.38    14.80
VALIC Company II Capital Appreciation Fund                 0.47        0.15   1.60   16.07    17.53
VALIC Company II Conservative Growth Lifestyle Fund        2.30        0.15   1.60   10.11    11.49
VALIC Company II Core Bond Fund                            3.00        0.15   1.60    5.68     7.22
VALIC Company II Government Money Market II Fund           0.01        0.15   1.60   -1.58    -0.34
VALIC Company II High Yield Bond Fund                      6.16        0.15   1.60   11.94    13.35
VALIC Company II International Opportunities Fund          2.04        0.15   1.60   20.10    21.61
VALIC Company II Large Cap Value Fund                      1.33        0.15   1.60   15.07    16.52
VALIC Company II Mid Cap Growth Fund                       0.10        0.15   1.60    9.54    10.92
VALIC Company II Mid Cap Value Fund                        0.44        0.15   1.60   19.84    21.59
VALIC Company II Moderate Growth Lifestyle Fund            1.83        0.15   1.60   11.89    13.30
VALIC Company II Small Cap Growth Fund                     0.00        0.15   1.60   10.58    11.98
VALIC Company II Small Cap Value Fund                      0.53        0.15   1.60   13.23    14.89
VALIC Company II Socially Responsible Fund                 1.46        0.15   1.60   13.40    14.83
VALIC Company II Strategic Bond Fund                       4.18        0.15   1.60   10.62    12.01

(a) Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b) These amounts represent the net asset value before adjustments allocated to the contracts in payout period.

--------------------------------------------------------------------------------
                                      46

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(c) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.
(d) These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e) These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These expenses do not include any expenses assessed through redemption of units. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

7. SUBSEQUENT EVENTS

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 24, 2017, the date the financial statements were issued.

--------------------------------------------------------------------------------
                                      47

                     The Variable Annuity Life
                     Insurance Company
                     Audited GAAP Financial Statements
                     At December 31, 2016 and 2015 and for each of the three years ended December 31, 2016

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

TABLE OF CONTENTS

                                                                                                                     Page
                                                                                                                     ----
CONSOLIDATED FINANCIAL STATEMENTS
Independent Auditor's Report                                                                                           2
Consolidated Balance Sheets at December 31, 2016 and 2015                                                              3
Consolidated Statements of Income for each of the years ended December 31, 2016, 2015 and 2014                         4
Consolidated Statements of Comprehensive Income (Loss) for each of the years ended December 31, 2016, 2015 and 2014    5
Consolidated Statements of Equity for each of the years ended December 31, 2016, 2015 and 2014                         6
Consolidated Statements of Cash Flows for each of the years ended December 31, 2016, 2015 and 2014                     7

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. Basis of Presentation                                                                                               8
2. Summary of Significant Accounting Policies                                                                          9
3. Fair Value Measurements                                                                                            14
4. Investments                                                                                                        30
5. Lending Activities                                                                                                 41
6. Reinsurance                                                                                                        43
7. Derivatives and Hedge Accounting                                                                                   43
8. Deferred Policy Acquisition Costs and Deferred Sales Inducements                                                   45
9. Variable Interest Entities                                                                                         48
10. Insurance Liabilities                                                                                             50
11. Variable Annuity Contracts                                                                                        50
12. Debt                                                                                                              53
13. Commitments and Contingencies                                                                                     54
14. Equity                                                                                                            55
15. Statutory Financial Data and Restrictions                                                                         57
16. Benefit Plans                                                                                                     57
17. Income Taxes                                                                                                      58
18. Related Party Transactions                                                                                        61
19. Subsequent Events                                                                                                 61

                        Report of Independent Auditors

To the Board of Directors of
The Variable Annuity Life Insurance Company

We have audited the accompanying consolidated financial statements of The Variable Annuity Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., which comprise the consolidated balance sheets as of December 31, 2016 and 2015, and the related consolidated statements of income, comprehensive income
(loss), equity and cash flows for each of the three years in the period ended December 31, 2016.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company and its subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

April 24, 2017

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

                                                                                                               December 31,
                                                                                                              ---------------
(in millions, except for share data)                                                                           2016    2015
------------------------------------                                                                          ------- -------
Assets:
   Investments:
       Fixed maturity securities:
          Bonds available for sale, at fair value (amortized cost: 2016 - $33,657; 2015 - $32,212)            $34,591 $33,133
          Other bond securities, at fair value                                                                  1,778   1,214
       Equity securities:
          Common and preferred stock, available for sale, at fair value (cost: 2016 - $4; 2015 - $4)                5       4
       Mortgage and other loans receivable, net of allowance                                                    6,083   5,718
       Other invested assets (portion measured at fair value: 2016 - $528; 2015 - $1,105)                       1,233   2,379
       Short-term investments (portion measured at fair value: 2016 - $767; 2015 - $560)                          818     603
                                                                                                              ------- -------
          Total investments                                                                                    44,508  43,051
   Cash                                                                                                           106      82
   Accrued investment income                                                                                      458     464
   Amounts due from related parties                                                                               114      31
   Premiums and other receivables - net of allowance                                                               81      66
   Deferred policy acquisition costs                                                                              955     964
   Deferred income taxes                                                                                           17      --
   Other assets (including restricted cash of $3 in 2016 and $14 in 2015)                                         454     459
   Separate account assets, at fair value                                                                      32,469  31,536
                                                                                                              ------- -------
Total assets                                                                                                  $79,162 $76,653
                                                                                                              ======= =======
Liabilities:
   Future policy benefits for life and accident and health insurance contracts                                $   785 $   748
   Policyholder contract deposits (portion measured at fair value: 2016 - $209; 2015 - $197)                   39,593  37,874
   Other policyholder funds                                                                                         4       7
   Current income tax payable                                                                                      10       4
   Deferred income taxes                                                                                           --      46
   Notes payable - to affiliates (portion measured at fair value: 2016 - $183; 2015 - $143)                       183     143
   Notes payable - to third parties                                                                                50      50
   Amounts due to related parties                                                                                 148     101
   Securities lending payable                                                                                     245     169
   Other liabilities                                                                                              590     534
   Separate account liabilities                                                                                32,469  31,536
                                                                                                              ------- -------
Total liabilities                                                                                              74,077  71,212
                                                                                                              ------- -------
Commitments and contingencies (see Note 13)

The Variable Annuity Life Insurance Company (VALIC) shareholder's equity:
   Common stock, $1 par value; 5,000,000 shares authorized, 3,575,000 shares issued and outstanding                 4       4
   Additional paid-in capital                                                                                   4,103   4,515
   Retained earnings (accumulated deficit)                                                                        106      --
   Accumulated other comprehensive income                                                                         872     908
                                                                                                              ------- -------
Total VALIC shareholder's equity                                                                                5,085   5,427
Noncontrolling interests                                                                                           --      14
                                                                                                              ------- -------
Total equity                                                                                                    5,085   5,441
                                                                                                              ------- -------
Total liabilities and equity                                                                                  $79,162 $76,653
                                                                                                              ======= =======

See accompanying Notes to Consolidated Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME

                                                                           Years Ended December 31,
                                                                           -----------------------
(in millions)                                                               2016     2015    2014
-------------                                                              ------   ------  ------
Revenues:
   Premiums                                                                $   27   $   21  $   44
   Policy fees                                                                383      401     405
   Net investment income                                                    2,045    2,077   2,356
   Net realized capital gains (losses):
       Total other-than-temporary impairments on available-for-sale
         securities                                                           (68)     (48)    (38)
       Portion of other-than-temporary impairments on
         available-for-sale fixed maturity securities recognized in
         other comprehensive income (loss)                                     (5)      (6)     --
                                                                           ------   ------  ------
       Net other-than-temporary impairments on available-for-sale
         securities recognized in net income                                  (73)     (54)    (38)
       Other realized capital (losses) gains                                  (54)     128     172
                                                                           ------   ------  ------
   Total net realized capital (losses) gains                                 (127)      74     134
       Other income                                                           340      417     447
                                                                           ------   ------  ------
Total revenues                                                              2,668    2,990   3,386
                                                                           ------   ------  ------
Benefits and expenses:
   Policyholder benefits                                                       58       60     114
   Interest credited to policyholder account balances                       1,134    1,117   1,142
   Amortization of deferred policy acquisition costs                          135       20      71
   General operating and other expenses                                       680      687     657
                                                                           ------   ------  ------
Total benefits and expenses                                                 2,007    1,884   1,984
                                                                           ------   ------  ------
Income before income tax expense                                              661    1,106   1,402
Income tax expense (benefit):
   Current                                                                    201      243     262
   Deferred                                                                   (57)      87     152
                                                                           ------   ------  ------
Income tax expense                                                            144      330     414
                                                                           ------   ------  ------
Net income                                                                    517      776     988
Less:
Net income attributable to noncontrolling interests                            --        1       1
                                                                           ------   ------  ------
Net income attributable to VALIC                                           $  517   $  775  $  987
                                                                           ======   ======  ======

See accompanying Notes to Consolidated Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                                                   Years Ended December 31,
                                                                                                   ------------------------
(in millions)                                                                                       2016    2015     2014
-------------                                                                                      ------  ------  --------
Net income                                                                                         $  517  $  776  $    988
                                                                                                   ------  ------  --------
Other comprehensive income (loss), net of tax
   Change in unrealized depreciation of fixed maturity investments on which other-than-temporary
     credit impairments were recognized                                                               (29)    (49)      (21)
   Change in unrealized appreciation (depreciation) of all other investments                          (24)   (938)      854
   Adjustments to deferred policy acquisition costs and deferred sales inducements                     34      82       (83)
   Change in unrealized insurance loss recognition                                                    (17)     54       (49)
   Change in foreign currency translation adjustments                                                  --      (1)       (2)
                                                                                                   ------  ------  --------
Other comprehensive income (loss)                                                                     (36)   (852)      699
                                                                                                   ------  ------  --------
Comprehensive income (loss)                                                                           481     (76)    1,687
Comprehensive income attributable to noncontrolling interests                                          --       1         1
                                                                                                   ------  ------  --------
Comprehensive income (loss) attributable to VALIC                                                  $  481  $  (77) $  1,686
                                                                                                   ======  ======  ========

See accompanying Notes to Consolidated Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF EQUITY

                                                                       Accumulated  Total VALIC
                                                  Additional              Other       Share-       Non-
                                           Common  Paid-in   Retained Comprehensive  holder's   controlling  Total
(in millions)                              Stock   Capital   Earnings    Income       Equity     Interests   Equity
-------------                              ------ ---------- -------- ------------- ----------- ----------- -------
Balance, January 1, 2014                    $ 4     $5,789   $ 1,118     $1,061       $ 7,972      $ --     $ 7,972
                                            ---     ------   -------     ------       -------      ----     -------
Net income attributable to VALIC or other
  noncontrolling interests                   --         --       987         --           987         1         988
Dividends                                    --         --    (2,105)        --        (2,105)       --      (2,105)
Other comprehensive income                   --         --        --        699           699        --         699
Capital contributions from Parent            --         38        --         --            38        --          38
Return of capital                            --       (522)       --         --          (522)       --        (522)
Other                                        --         --        --         --            --        12          12
                                            ---     ------   -------     ------       -------      ----     -------
Balance, December 31, 2014                  $ 4     $5,305   $    --     $1,760       $ 7,069      $ 13     $ 7,082
                                            ===     ======   =======     ======       =======      ====     =======
Net income attributable to VALIC or other
  noncontrolling interests                   --         --       775         --           775         1         776
Dividends                                    --         --      (775)        --          (775)       --        (775)
Other comprehensive loss                     --         --        --       (852)         (852)       --        (852)
Capital contributions from Parent            --         15        --         --            15        --          15
Return of capital                            --       (805)       --         --          (805)       --        (805)
                                            ---     ------   -------     ------       -------      ----     -------
Balance, December 31, 2015                  $ 4     $4,515   $    --     $  908       $ 5,427      $ 14     $ 5,441
                                            ===     ======   =======     ======       =======      ====     =======
Net income attributable to VALIC or other
  noncontrolling interests                   --         --       517         --           517        --         517
Dividends                                    --         --      (411)        --          (411)       --        (411)
Other comprehensive loss                     --         --        --        (36)          (36)       --         (36)
Capital contributions from Parent            --          1        --         --             1        --           1
Return of capital                            --       (413)       --         --          (413)       --        (413)
Net decrease due to deconsolidation          --         --        --         --            --       (14)        (14)
Other                                        --         --        --         --            --        --          --
                                            ---     ------   -------     ------       -------      ----     -------
Balance, December 31, 2016                  $ 4     $4,103   $   106     $  872       $ 5,085      $ --     $ 5,085
                                            ===     ======   =======     ======       =======      ====     =======

See accompanying Notes to Consolidated Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                 Years Ended December 31,
                                                                                                -------------------------
(in millions)                                                                                     2016     2015     2014
-------------                                                                                   -------  -------  -------
Cash flows from operating activities:
   Net income                                                                                   $   517  $   776  $   988
                                                                                                -------  -------  -------
   Adjustments to reconcile net income to net cash provided by operating activities:
       Interest credited to policyholder account balances                                         1,134    1,117    1,142
       Amortization of deferred policy acquisition costs                                            135       20       71
       Fees charged for policyholder contract deposits                                             (333)    (349)    (338)
       Net realized capital losses (gains)                                                          127      (74)    (134)
       Unrealized losses (gains) in earnings, net                                                    10       25      (49)
       Equity in income of partnerships and other invested assets                                   (34)     (32)    (102)
       Accretion of net premium/discount on investments                                            (207)    (189)    (224)
       Capitalized interest                                                                          (8)     (10)     (14)
       Provision for deferred income taxes                                                          (57)      87      152
   Changes in operating assets and liabilities:
       Accrued investment income                                                                      6       18       20
       Amounts due to/from related parties                                                          (36)     (54)      89
       Deferred policy acquisition costs                                                            (80)     (78)     (66)
       Current income tax receivable/payable                                                         88       18       47
       Future policy benefits                                                                         8      (11)      29
       Other, net                                                                                    30      101      102
                                                                                                -------  -------  -------
   Total adjustments                                                                                783      589      725
                                                                                                -------  -------  -------
Net cash provided by operating activities                                                         1,300    1,365    1,713
                                                                                                =======  =======  =======
Cash flows from investing activities:
Proceeds from (payments for)
   Sales or distribution of:
       Available-for-sale investments                                                             3,447    2,405    1,996
       Other investments, excluding short-term investments                                        1,220      716      481
   Redemption and maturities of fixed maturity securities available for sale                      3,464    3,239    3,103
   Principal payments received on sales and maturities of mortgage and other loans receivable     1,078      930    1,268
   Redemption and maturities of other investments, excluding short-term investments                  86       84       71
   Purchases of:
       Available-for-sale investments                                                            (8,638)  (5,107)  (4,121)
       Mortgage and other loans receivable                                                       (1,613)  (1,488)  (1,125)
       Other investments, excluding short-term investments                                         (699)    (649)    (655)
   Net change in restricted cash                                                                     10      191     (105)
   Net change in short-term investments                                                            (215)    (160)     719
   Other, net                                                                                        16        2       83
                                                                                                -------  -------  -------
Net cash provided by (used in) investing activities                                              (1,844)     163    1,715
                                                                                                =======  =======  =======
Cash flows from financing activities:
   Policyholder contract deposits                                                                 3,293    2,635    2,232
   Policyholder contract withdrawals                                                             (3,178)  (3,570)  (3,519)
   Net exchanges to/from separate accounts                                                          852      484      394
   Change in repurchase agreements                                                                    1       --       --
   Repayment of notes payable                                                                        --      (68)     (53)
   Change in securities lending payable                                                              76      169     (732)
   Dividends and return of capital paid                                                            (476)  (1,206)  (1,685)
                                                                                                -------  -------  -------
Net cash provided by (used in) financing activities                                                 568   (1,556)  (3,363)
                                                                                                =======  =======  =======
Net increase (decrease) in cash                                                                      24      (28)      65
Cash at beginning of year                                                                            82      110       45
                                                                                                -------  -------  -------
Cash at end of year                                                                             $   106  $    82  $   110
                                                                                                =======  =======  =======
Supplementary Disclosure of Consolidated Cash Flow Information
Cash paid during the period for:
   Interest                                                                                     $     9  $     2  $     3
   Taxes                                                                                            103      214      208
Non-cash investing/financing activities:
   Sales inducements credited to policyholder contract deposits                                      11        9       10
   Non-cash dividends and return of capital and dividend payable                                    349      473      942
   Settlement of non-cash dividend payable                                                           --      702       --
   Non-cash contributions from Parent                                                                 1       15       38

See accompanying Notes to Consolidated Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. BASIS OF PRESENTATION

The Variable Annuity Life Insurance Company, including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "VALIC," "the Company," "we," "us" or "our" mean The Variable Annuity Life Insurance Company and its consolidated subsidiaries, and the term "AIG Parent" means American International Group, Inc. and not any of its consolidated subsidiaries.

We are a Texas-domiciled life insurance company and a leading provider of defined contribution retirement savings plans sponsored by education, not-for-profit and government organizations. Our primary products include fixed and variable annuities, mutual funds and plan administrative and compliance services. We utilize career financial advisors and independent financial advisors to provide retirement plan participants with enrollment support and comprehensive financial planning services. No annual deposits for any individual advisor in 2016 or 2015 represented more than 10 percent of total annuity deposits.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States
(GAAP). All significant intercompany accounts and transactions have been eliminated. Certain prior period items have been reclassified to conform to the current period's presentation.

The consolidated financial statements include the accounts of the Company, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting rights and voting interests), and variable interest entities (VIEs) of which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over the operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.

Out of Period Adjustments

In 2015, we recorded out of period adjustments to correct errors related to prior periods, which resulted in a $20 million decrease to consolidated net income and comprehensive income. The out of period adjustments were primarily related to deferred policy acquisition cost amortization and net investment income. We have evaluated the effect of the errors on prior years and their correction in 2015, taking into account both qualitative and quantitative factors. Management believes these errors and their corrections are not material to the current or any previously issued financial statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

..   income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset;

..   reinsurance assets;

..   valuation of future policy benefit liabilities and timing and extent of loss recognition;

..   valuation of liabilities for guaranteed benefit features of variable annuity products;

..   estimated gross profits (EGP) to value deferred policy acquisition costs
    (DAC) for investment-oriented products;

..   impairment charges, including other-than-temporary impairments on available-for-sale securities and impairment on other invested assets;

..   liability for legal contingencies; and

..   fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our consolidated financial condition, results of operations and cash flows could be materially affected.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Consolidated Financial Statements, with a reference to the Note where a detailed description can be found:

Note 3.  Fair Value Measurements

          .   Short-term investments

Note 4.  Investments

          .   Fixed maturity and equity securities

          .   Other invested assets

          .   Net investment income

          .   Net realized capital gains (losses)

          .   Other-than-temporary impairments

Note 5.  Lending Activities

          .   Mortgage and other loans receivable - net of allowance

Note 6.  Reinsurance

          .   Reinsurance assets, net of allowance

Note 7.  Derivatives and Hedge Accounting

          .   Derivative assets and liabilities, at fair value

Note 8.  Deferred Policy Acquisition Costs and Deferred Sales Inducements

          .   Deferred policy acquisition costs

          .   Amortization of deferred policy acquisition costs

          .   Deferred sales inducements

Note 9.  Variable Interest Entities

Note 10. Insurance Liabilities

          .   Future policy benefits

          .   Policyholder contract deposits

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


          .   Other policyholder funds

Note 11. Variable Life and Annuity Contracts

Note 12. Debt

          .   Long-term debt

Note 13. Commitments and Contingencies

          .   Legal contingencies

Note 17. Income Taxes

Other significant accounting policies

Premiums for life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in policyholder benefits in the Consolidated Statements of Income.

Policy fees represent fees recognized from investment-type products consisting of policy charges for cost of insurance or mortality and expense charges, policy administration charges, surrender charges and amortization of unearned revenue reserves. Policy fees are recognized as revenues in the period in which they are assessed against policyholders, unless the fees are designed to compensate us for services to be provided in the future. Fees deferred as unearned revenue are amortized in relation to the incidence of EGP to be realized over the estimated lives of the contracts, similar to DAC.

Other income primarily includes brokerage commissions, advisory fee income and income from legal settlements.

Cash represents cash on hand and non-interest bearing demand deposits.

Short-term investments consist of interest-bearing cash equivalents, time deposits, securities purchased under agreements to resell, and investments, such as commercial paper, with original maturities within one year from the date of purchase.

Premiums and other receivables - net of allowance include premium balances receivable, amounts due from agents and brokers and policyholders, and other receivables.

Other assets consist of prepaid expenses, deposits, other deferred charges, real estate, other fixed assets, capitalized software costs, deferred sales inducements, restricted cash and freestanding derivative assets.

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. For a more detailed discussion of separate accounts, see Note 11.

Other liabilities include other funds on deposit, other payables, securities sold under agreements to repurchase and freestanding derivative liabilities.

Accounting Standards Adopted During 2016

Amendments to the Consolidation Analysis

In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities
(VIEs) or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

We adopted the standard prospectively on its required effective date of January 1, 2016. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Simplifying the Presentation of Debt Issuance Costs

In April 2015, the FASB issued an accounting standard that amends the guidance for debt issuance costs by requiring such costs to be presented as a deduction to the corresponding debt liability, rather than as an asset, and for the amortization of such costs to be reported as interest expense. The amendments are intended to simplify the presentation of debt issuance costs and make it consistent with the presentation of debt discounts or premiums. The amendments, however, do not change the recognition and measurement guidance applicable to debt issuance costs.

We adopted the standard retrospectively on its required effective date of January 1, 2016. Because the new standard did not affect accounting recognition or measurement of debt issuance costs, the adoption of the standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)

In May 2015, the FASB amended the standard on fair value disclosures for investments for which fair value is measured using the net asset value (NAV) per share (or its equivalent) as a practical expedient. The amendments in this update remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. In addition, the amendment removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share as a practical expedient.

We adopted the standard retrospectively on its required effective date of January 1, 2016. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Disclosures of Uncertainties about an Entity's Ability to Continue as a Going Concern

In August 2014, the FASB issued an accounting standard that requires management to evaluate and disclose if there are conditions or events that raise substantial doubt about an entity's ability to continue as a going concern even if the entity's liquidation is not imminent. In those situations, financial statements should continue to be prepared under the going concern basis of accounting, but this new standard requires an evaluation to determine whether to disclose information about the relevant conditions and events. Currently under U.S. GAAP there is no guidance about management's responsibility under this standard. U.S. auditing standards and federal securities law require that an auditor evaluate whether there is substantial doubt about an entity's ability to continue as a going concern for a reasonable period of time not to exceed one year beyond the date of the financial statements being audited.

We adopted the standard on its required effective date of December 31, 2016. The adoption of this standard did not have an effect on our consolidated financial condition, results of operations or cash flows.

Future Application of Accounting Standards

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and certain other agreements that are governed under other GAAP guidance, but could affect the revenue recognition for certain of our other activities.

The standard is effective on January 1, 2018 and may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. Early adoption is permitted as of January 1, 2017, including

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

interim periods. We are currently evaluating the impact to our revenue sources that are in scope of the standard. However, as the majority of our revenue sources are not in scope of the standard, we do not expect the adoption of the standard to have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued an accounting standard that will require equity investments that do not follow the equity method of accounting or are not subject to consolidation to be measured at fair value with changes in fair value recognized in earnings, while financial liabilities for which fair value option accounting has been elected, changes in fair value due to instrument-specific credit risk will be presented separately in other comprehensive income. The standard allows the election to record equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes with changes in the carrying value of the equity investments recorded in earnings. The standard also updates certain fair value disclosure requirements for financial instruments carried at amortized cost.

The standard is effective on January 1, 2018, with early adoption of certain provisions permitted. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows.

Leases

In February 2016, the FASB issued an accounting standard that will require lessees with lease terms of more than 12 months to recognize a right of use asset and a corresponding lease liability on their balance sheets. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating leases or finance leases.

The standard is effective on January 1, 2019, with early adoption permitted using a modified retrospective approach. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows. We are currently quantifying the expected gross up of our balance sheet for a right to use asset and a lease liability as required by the standard.

Derivative Contract Novations

In March 2016, the FASB issued an accounting standard that clarifies that a change in the counterparty (novation) to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require de-designation of that hedging relationship provided that all other hedge accounting criteria continue to be met.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the adoption of the standard will have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Contingent Put and Call Options in Debt Instruments

In March 2016, the FASB issued an accounting standard that clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. The standard requires an evaluation of embedded call (put) options solely on a four-step decision sequence that requires an entity to consider whether (1) the amount paid upon settlement is adjusted based on changes in an index, (2) the amount paid upon settlement is indexed to an underlying other than interest rates or credit risk, (3) the debt involves a substantial premium or discount and (4) the put or call option is contingently exercisable.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the adoption of the standard will have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Simplifying the Transition to the Equity Method of Accounting

In March 2016, the FASB issued an accounting standard that eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence,

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods during which the investment had been held.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the adoption of the standard will have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Financial Instruments - Credit Losses

In June 2016, the FASB issued an accounting standard that will change how entities account for credit losses for most financial assets. The standard will replace the existing incurred loss impairment model with a new "current expected credit loss model" and will apply to financial assets subject to credit losses, those measured at amortized cost and certain off-balance sheet credit exposures. The impairment for available-for-sale debt securities will be measured in a similar manner, except that losses will be recognized as allowances rather than reductions in the amortized cost of the securities. The standard will also require additional information to be disclosed in the footnotes.

The standard is effective on January 1, 2020, with early adoption permitted on January 1, 2019. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows, but we expect an increase in our allowances for credit losses. The amount of the increase will be impacted by our portfolio composition and quality at the adoption date as well as economic conditions and forecasts at that time.

Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB issued an accounting standard that addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments provide clarity on the treatment of eight specifically defined types of cash inflows and outflows. The standard is effective on January 1, 2018, with early adoption permitted as long as all amendments are included in the same period.

The standard addresses presentation in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition or results of operations.

Intra-Entity Transfers of Assets Other than Inventory

In October 2016, the FASB issued an accounting standard that will require an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs, rather than when the asset is sold to a third party.

The standard is effective on January 1, 2018, with early adoption permitted. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows.

Interest Held through Related Parties that are under Common Control

In October 2016, the FASB issued an accounting standard that amends the consolidation analysis for a reporting entity that is the single decision maker of a VIE. The new guidance will require the decision maker's evaluation of its interests held through related parties that are under common control on a proportionate basis (rather than in their entirety) when determining whether it is the primary beneficiary of that VIE. The amendment does not change the characteristics of a primary beneficiary.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the impact of the standard to have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Restricted Cash

In November 2016, the FASB issued an accounting standard that provides guidance on the presentation of restricted cash in the Statement of Cash Flows. Entities will be required to explain the changes during a reporting period in the

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents in the statement of cash flows.

The standard is effective on January 1, 2018, with early adoption permitted. The standard addresses presentation of restricted cash in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition or results of operations.

Clarifying the Definition of a Business

In January 2017, the FASB issued an accounting standard that changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. The new standard will require an entity to evaluate if substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar assets; if so, the set of transferred assets and activities is not a business. At a minimum, a set must include an input and a substantive process that together significantly contribute to the ability to create output.

The standard is effective on January 1, 2018, with early adoption permitted. We are assessing the impact of early-adopting the standard on our reported consolidated financial condition, results of operations and cash flows. Because the standard requires prospective adoption, the impact is dependent on future acquisitions and dispositions.

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

We carry certain of our financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Consolidated Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

   The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Valuation Methodologies of Financial Instruments Measured at Fair Value

Incorporation of Credit Risk in Fair Value Measurements

Our Own Credit Risk. Fair value measurements for certain derivative liabilities incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap (CDS) or cash bond spreads. We calculate the effect of credit spread changes using discounted cash flow techniques that incorporate current market interest rates. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with us, as well as collateral we post with the counterparty at the balance sheet date. For a description of how we incorporate our own credit risk in the valuation of embedded derivatives related to certain annuity and life insurance products, see Embedded Derivatives within Policyholder Contract Deposits, below.

Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

For fair values measured based on internal models, the cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Interbank Offered Rate (LIBOR) curve to derive our discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, we believe this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments, based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation service providers are reviewed and understood by

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

management, through periodic discussion with and information provided by the independent third-party valuation service providers. In addition, as discussed further below, control processes are applied to the fair values received from independent third-party valuation service providers to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of market-accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions for comparable securities, benchmark yields, interest rate yield curves, credit spreads, prepayment rates, default rates, recovery assumptions, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from independent third-party valuation service providers are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from independent third-party valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the independent third-party valuation service providers for resolution. To assess the degree of pricing consensus among various valuation service providers for specific asset types, we conduct comparisons of prices received from available sources. We use these comparisons to establish a hierarchy for the fair values received from independent third-party valuation service providers to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When our independent third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing market accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies and defaults, loss severity assumptions, prepayments, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from independent third-party valuation service providers, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations reflect illiquidity and non-transferability, based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage backed securities (RMBS), commercial mortgage backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchange or dealer markets.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Mortgage and Other Loans Receivable

We estimate the fair value of mortgage and other loans receivable that are measured at fair value by using dealer quotations, discounted cash flow analyses and/or internal valuation models. The determination of fair value considers inputs such as interest rate, maturity, the borrower's creditworthiness, collateral, subordination, guarantees, past-due status, yield curves, credit curves, prepayment rates, market pricing for comparable loans and other relevant factors.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

Short-term Investments

For short-term investments that are measured at amortized cost, the carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk. Securities purchased under agreements to resell (reverse repurchase agreements) are generally treated as collateralized receivables. We report certain receivables arising from securities purchased under agreements to resell as Short-term investments in the Consolidated Balance Sheets. When these receivables are measured at fair value, we use market-observable interest rates to determine fair value.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives such as futures and options using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Derivatives within Policyholder Contract Deposits

Certain variable annuity and equity-indexed annuity and life contracts contain embedded derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within Policyholder contract deposits. We have concluded these contracts contain either (i) a written option that guarantees a minimum accumulation value at maturity, (ii) a written option that guarantees annual withdrawals regardless of underlying market performance for a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives and must be bifurcated.

The fair value of embedded derivatives contained in certain variable annuity and equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These discounted cash flow projections primarily include benefits and related fees assessed, when applicable. In some instances, the projected cash flows from fees may exceed projected cash flows related to benefit payments and therefore, at a point in time, the carrying value of the embedded derivative may be in a net asset position. The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant's estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

Because of the dynamic and complex nature of the projected cash flows with respect to embedded derivatives in our variable annuity contracts, risk neutral valuations are used, which are calibrated to observable interest rate and equity option prices. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, credit spreads, correlations of certain market variables, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded derivatives, and related fees are classified in net realized capital gains (losses) as earned, consistent with other changes in the fair value of these embedded policy derivatives. Any portion of the fees not attributed to the embedded derivatives are excluded from the fair value measurement and classified in policy fees as earned.

With respect to embedded derivatives in our equity-indexed annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and our ability to adjust the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions.

Projected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. We also incorporate our own risk of non-performance in the valuation of the embedded derivatives associated with variable annuity and equity-indexed annuity and life contracts. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to discount projected benefit cash flows in the valuation of these embedded derivatives. The non-performance risk adjustment is calculated by constructing forward rates based on a weighted average of observable corporate credit indices to approximate our claims-paying ability rating.

Notes Payable

Certain VIEs that we consolidate have each elected the fair value option for certain tranches of their structured securities, which are included in notes payable - to affiliates. The fair value of the structured securities is determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows are discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads are adjusted to include a spread premium to compensate for the complexity and perceived illiquidity of the structured securities. The spread premiums were derived on the respective issuance dates of

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

the structured securities, with reference to the issuance spread on tranches of structured securities issued by the same entities that were purchased by independent, non-affiliated third parties.

Other Liabilities

Other liabilities measured at fair value include certain securities sold under agreements to repurchase and certain securities sold but not yet purchased. Liabilities arising from securities sold under agreements to repurchase are generally treated as collateralized borrowings. We estimate the fair value of liabilities arising under these agreements by using market-observable interest rates. This methodology considers such factors as the coupon rate, yield curves and other relevant factors. Fair values for securities sold but not yet purchased are based on current market prices.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis, and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2016                                                                             Counterparty    Cash
(in millions)                                                         Level 1 Level 2 Level 3   Netting *  Collateral  Total
-----------------                                                     ------- ------- ------- ------------ ---------- -------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities                  $    -- $   345 $   --      $--        $  --    $   345
   Obligations of states, municipalities and political subdivisions        --     881     42       --           --        923
   Non-U.S. governments                                                    --     988     --       --           --        988
   Corporate debt                                                          --  19,638    180       --           --     19,818
   RMBS                                                                    --   3,204  2,133       --           --      5,337
   CMBS                                                                    --   4,137    314       --           --      4,451
   CDO/ABS                                                                 --     970  1,759       --           --      2,729
                                                                      ------- ------- ------      ---        -----    -------
Total bonds available for sale                                             --  30,163  4,428       --           --     34,591
                                                                      ------- ------- ------      ---        -----    -------
Other bond securities:
   Non-U.S. governments                                                    --       7     --       --           --          7
   Corporate debt                                                          --     224     --       --           --        224
   RMBS                                                                    --     175    507       --           --        682
   CMBS                                                                    --     119     35       --           --        154
   CDO/ABS                                                                 --       5    706       --           --        711
                                                                      ------- ------- ------      ---        -----    -------
Total other bond securities                                                --     530  1,248       --           --      1,778
                                                                      ------- ------- ------      ---        -----    -------
Equity securities available for sale:
   Common stock                                                             1      --     --       --           --          1
   Preferred stock                                                          4      --     --       --           --          4
                                                                      ------- ------- ------      ---        -----    -------
Total equity securities available for sale                                  5      --     --       --           --          5
                                                                      ------- ------- ------      ---        -----    -------
Other invested assets/(a)/                                                 --      --     12       --           --         12
Short-term investments                                                    385     382     --       --           --        767
Derivative assets:
   Interest rate contracts                                                 --     122     --       --           --        122
   Foreign exchange contracts                                              --      96     --       --           --         96
   Equity contracts                                                        15      13     --       --           --         28
   Counterparty netting and cash collateral                                --      --     --       (7)        (191)      (198)
                                                                      ------- ------- ------      ---        -----    -------
Total derivative assets                                                    15     231     --       (7)        (191)        48
                                                                      ------- ------- ------      ---        -----    -------
Separate account assets                                                32,298     171     --       --           --     32,469
                                                                      ------- ------- ------      ---        -----    -------
Total                                                                 $32,703 $31,477 $5,688      $(7)       $(191)   $69,670
                                                                      ======= ======= ======      ===        =====    =======
Liabilities:
Policyholder contract deposits                                        $    -- $    -- $  209      $--        $  --    $   209
Notes payable - to affiliates                                              --      --    183       --           --        183
Derivative liabilities:
   Foreign exchange contracts                                              --       7     --       --           --          7
   Counterparty netting and cash collateral                                --      --     --       (7)          --         (7)
                                                                      ------- ------- ------      ---        -----    -------
Total derivative liabilities                                               --       7     --       (7)          --         --
                                                                      ------- ------- ------      ---        -----    -------
Total                                                                 $    -- $     7 $  392      $(7)       $  --    $   392
                                                                      ======= ======= ======      ===        =====    =======

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


December 31, 2015                                                                             Counterparty    Cash
(in millions)                                                         Level 1 Level 2 Level 3   Netting *  Collateral  Total
-----------------                                                     ------- ------- ------- ------------ ---------- -------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities                  $    -- $   346 $   --      $ --        $ --    $   346
   Obligations of states, municipalities and political subdivisions        --     764     48        --          --        812
   Non-U.S. governments                                                    --     820     --        --          --        820
   Corporate debt                                                          --  19,624    218        --          --     19,842
   RMBS                                                                    --   2,696  1,918        --          --      4,614
   CMBS                                                                    --   3,453    537        --          --      3,990
   CDO/ABS                                                                 --   1,141  1,568        --          --      2,709
                                                                      ------- ------- ------      ----        ----    -------
Total bonds available for sale                                             --  28,844  4,289        --          --     33,133
                                                                      ------- ------- ------      ----        ----    -------
Other bond securities:
   Non-U.S. governments                                                    --       6     --        --          --          6
   Corporate debt                                                          --     217     --        --          --        217
   RMBS                                                                    --      58    105        --          --        163
   CMBS                                                                    --      93     15        --          --        108
   CDO/ABS                                                                 --       5    715        --          --        720
                                                                      ------- ------- ------      ----        ----    -------
Total other bond securities                                                --     379    835        --          --      1,214
                                                                      ------- ------- ------      ----        ----    -------
Equity securities available for sale:
   Preferred stock                                                          4      --     --        --          --          4
                                                                      ------- ------- ------      ----        ----    -------
Total equity securities available for sale                                  4      --     --        --          --          4
                                                                      ------- ------- ------      ----        ----    -------
Other invested assets/(a)/                                                 --      --     14        --          --         14
Short-term investments                                                    324     236     --        --          --        560
Derivative assets:
   Interest rate contracts                                                 --      84     --        --          --         84
   Foreign exchange contracts                                              --      61     --        --          --         61
   Equity contracts                                                        39       4     --        --          --         43
   Counterparty netting and cash collateral                                --      --     --       (25)        (86)      (111)
                                                                      ------- ------- ------      ----        ----    -------
Total derivative assets                                                    39     149     --       (25)        (86)        77
                                                                      ------- ------- ------      ----        ----    -------
Separate account assets                                                31,350     186     --        --          --     31,536
                                                                      ------- ------- ------      ----        ----    -------
Total                                                                 $31,717 $29,794 $5,138      $(25)       $(86)   $66,538
                                                                      ======= ======= ======      ====        ====    =======
Liabilities:
Policyholder contract deposits                                        $    -- $    -- $  197      $ --        $ --    $   197
Notes payable - to affiliates                                              --      --    143        --          --        143
Derivative liabilities:
   Interest rate contracts                                                 --      23     --        --          --         23
   Foreign exchange contracts                                              --       2     --        --          --          2
   Counterparty netting and cash collateral                                --      --     --       (25)         --        (25)
                                                                      ------- ------- ------      ----        ----    -------
Total derivative liabilities                                               --      25     --       (25)         --         --
                                                                      ------- ------- ------      ----        ----    -------
Total                                                                 $    -- $    25 $  340      $(25)       $ --    $   340
                                                                      ======= ======= ======      ====        ====    =======

(a)Excludes investments that are measured at fair value using the NAV per share (or its equivalent), which totaled $516 million and $1,091 million as of December 31, 2016 and December 31, 2015, respectively.
* Represents netting of derivative exposures covered by qualifying master netting agreements.

Transfers of Level 1 and Level 2 Assets and Liabilities

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. We had no significant transfers from Level 1 to Level 2 as well as transfers from Level 2 to Level 1 during 2016 and 2015.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during the years ended December 31, 2016 and 2015 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets and liabilities in the Consolidated Balance Sheets at December 31, 2016 and 2015:

                                              Net                                                                 Changes in
                                           Realized                                                               Unrealized
                                              and                    Purchases,                                 Gains (Losses)
                                          Unrealized                   Sales,                                    Included in
                                             Gains                   Issuances                                    Income on
                               Fair Value  (Losses)       Other         and        Gross     Gross   Fair Value  Instruments
                               Beginning  Included in Comprehensive Settlements, Transfers Transfers   End of   Held at End of
(in millions)                   of Year     Income    Income (Loss)     Net         In        Out       Year         Year
-------------                  ---------- ----------- ------------- ------------ --------- --------- ---------- --------------
December 31, 2016
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions      $   48      $ --         $   1        $  --       $ --      $  (7)    $   42        $ --
   Corporate debt                   218        (5)          (14)         (14)       192       (197)       180          --
   RMBS                           1,918        87             9           87         36         (4)     2,133          --
   CMBS                             537        39           (50)         (83)         2       (131)       314          --
   CDO/ABS                        1,568         8           (29)         223         --        (11)     1,759          --
                                 ------      ----         -----        -----       ----      -----     ------        ----
Total bonds available for sale    4,289       129           (83)         213        230       (350)     4,428          --
                                 ------      ----         -----        -----       ----      -----     ------        ----
Other bond securities:
   U.S government and
     government
   Obligations of states,
     municipalities
   RMBS                             105        12            --          390         --         --        507           7
   CMBS                              15        --            --           31         --        (11)        35          --
   CDO/ABS                          715        23            --          (32)        --         --        706          17
                                 ------      ----         -----        -----       ----      -----     ------        ----
Total other bond securities         835        35            --          389         --        (11)     1,248          24
                                 ------      ----         -----        -----       ----      -----     ------        ----
Other invested assets                14        --            (2)          --         --         --         12          --
                                 ------      ----         -----        -----       ----      -----     ------        ----
Total                            $5,138      $164         $ (85)       $ 602       $230      $(361)    $5,688        $ 24
                                 ======      ====         =====        =====       ====      =====     ======        ====
Liabilities:
Policyholder contract deposits   $ (197)     $  9         $  --        $ (21)      $ --      $  --     $ (209)       $ --
Notes payable - to affiliates      (143)      (40)           --           --         --         --       (183)         --
                                 ------      ----         -----        -----       ----      -----     ------        ----
Total                            $ (340)     $(31)        $  --        $ (21)      $ --      $  --     $ (392)       $ --
                                 ======      ====         =====        =====       ====      =====     ======        ====

December 31, 2015
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions      $   51      $ --         $  (3)       $  --       $ --      $  --     $   48        $ --
   Corporate debt                   291         2           (19)         (41)       255       (270)       218          --
   RMBS                           1,788        96           (31)          65         --         --      1,918          --
   CMBS                             628        23           (35)         (50)        --        (29)       537          --
   CDO/ABS                        1,683        24           (42)         (97)        --         --      1,568          --
                                 ------      ----         -----        -----       ----      -----     ------        ----
Total bonds available for sale    4,441       145          (130)        (123)       255       (299)     4,289          --
                                 ------      ----         -----        -----       ----      -----     ------        ----
Other bond securities:
   RMBS                              71         9            --           25         --         --        105           6
   CMBS                              39        (1)           --          (23)        --         --         15          --
   CDO/ABS                          851       (12)           --         (124)        --         --        715         (18)
                                 ------      ----         -----        -----       ----      -----     ------        ----
Total other bond securities         961        (4)           --         (122)        --         --        835         (12)
                                 ------      ----         -----        -----       ----      -----     ------        ----
Equity securities available
  for sale:
Other invested assets                14        --            --           --         --         --         14          --
                                 ------      ----         -----        -----       ----      -----     ------        ----
Total                            $5,416      $141         $(130)       $(245)      $255      $(299)    $5,138        $(12)
                                 ======      ====         =====        =====       ====      =====     ======        ====
Liabilities:
Policyholder contract deposits   $ (236)     $ 73         $  --        $ (34)      $ --      $  --     $ (197)       $ --
Notes payable - to affiliates      (149)        6            --           --         --         --       (143)         --
                                 ------      ----         -----        -----       ----      -----     ------        ----
Total                            $ (385)     $ 79         $  --        $ (34)      $ --      $  --     $ (340)       $ --
                                 ======      ====         =====        =====       ====      =====     ======        ====

Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above were reported in the Consolidated Statements of Income as follows:

                                          Net     Net Realized
                                       Investment Capital Gains  Other
   (in millions)                         Income     (Losses)    Income Total
   -------------                       ---------- ------------- ------ -----
   December 31, 2016
      Bonds available for sale            $145        $(16)      $--   $129
      Other bond securities                 33           2        --     35
      Policyholder contract deposits        --           9        --      9
      Notes payable - to affiliates        (40)         --        --    (40)

   December 31, 2015
      Bonds available for sale            $157        $(12)      $--   $145
      Other bond securities                 (1)         (3)       --     (4)
      Policyholder contract deposits        --          73        --     73
      Notes payable - to affiliates         --          --         6      6

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gross components of purchases, sales, issues and settlements, net, shown above:

                                                                             Purchases,
                                                                          Sales, Issuances
(in millions)                              Purchases Sales  Settlements and Settlements, Net*
-------------                              --------- -----  ----------- ---------------------
December 31, 2016
Assets:
Bonds available for sale:
   Corporate debt                           $   10   $  --     $ (24)           $ (14)
   RMBS                                        495      --      (408)              87
   CMBS                                         26     (31)      (78)             (83)
   CDO/ABS                                     417     (38)     (156)             223
                                            ------   -----     -----            -----
Total bonds available for sale                 948     (69)     (666)             213
                                            ------   -----     -----            -----
Other bond securities:
   U.S government and government
   Obligations of states, municipalities
   RMBS                                        424      (7)      (27)             390
   CMBS                                         33      --        (2)              31
   CDO/ABS                                      13      --       (45)             (32)
                                            ------   -----     -----            -----
Total other bond securities                    470      (7)      (74)             389
                                            ------   -----     -----            -----
Equity securities available for sale:
Total assets                                $1,418   $ (76)    $(740)           $ 602
                                            ======   =====     =====            =====
Liabilities:
Policyholder contract deposits              $   --   $ (59)    $  38            $ (21)
                                            ------   -----     -----            -----
Total liabilities                           $   --   $ (59)    $  38            $ (21)
                                            ======   =====     =====            =====

                                                                          Purchases, Sales,
                                                                              Issuances
(in millions)                              Purchases Sales  Settlements and Settlements, Net
-------------                              --------- -----  ----------- ---------------------
December 31, 2015
Assets:
Bonds available for sale:
   Corporate debt                           $   52   $  (3)    $ (90)           $ (41)
   RMBS                                        452     (59)     (328)              65
   CMBS                                         13      (7)      (56)             (50)
   CDO/ABS                                     547    (338)     (306)             (97)
                                            ------   -----     -----            -----
Total bonds available for sale               1,064    (407)     (780)            (123)
                                            ------   -----     -----            -----
Other bond securities:
   RMBS                                        111     (74)      (12)              25
   CMBS                                         --      (1)      (22)             (23)
   CDO/ABS                                      --     (63)      (61)            (124)
                                            ------   -----     -----            -----
Total other bond securities                    111    (138)      (95)            (122)
                                            ------   -----     -----            -----
Total assets                                $1,175   $(545)    $(875)           $(245)
                                            ======   =====     =====            =====
Policyholder contract deposits              $   --   $  --     $ (34)           $ (34)
                                            ------   -----     -----            -----
Total liabilities                           $   --   $  --     $ (34)           $ (34)
                                            ======   =====     =====            =====

* There were no issuances in 2016 and 2015.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2016 and 2015 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excludes $43 million of net losses related to assets transferred into Level 3 in 2016 and includes $44 million of net losses related to assets transferred out of Level 3 in 2016. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excludes $5 million of net losses related to assets transferred into Level 3 in 2015 and includes $9 million of net losses related to assets transferred out of Level 3 in 2015.

Transfers of Level 3 Assets

During the years ended December 31, 2016 and 2015, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, and CDO/ABS. Transfers of private placement

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity. The transfers of investments in RMBS, CMBS and CDO and certain ABS into Level 3 assets were due to decreases in market transparency and liquidity for individual security types.

During the years ended December 31, 2016 and 2015, transfers out of Level 3 assets primarily included private placement and other corporate debt, CMBS, CDO/ABS, RMBS and certain investments in municipal securities. Transfers of certain investments in municipal securities, corporate debt, RMBS, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of certain investments in private placement corporate debt and certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market.

Transfers of Level 3 Liabilities

There were no significant transfers of derivative or other liabilities into or out of Level 3 for the years ended December 31, 2016 and 2015.

Quantitative Information about Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                                Fair Value at
                                December 31,
(in millions)                       2016      Valuation Technique        Unobservable Input/(b)/        Range (Weighted Average)
-------------                   ------------- --------------------- ----------------------------------- ------------------------
Assets:
Obligations of states,
  municipalities and political
  subdivisions                     $   42     Discounted cash flow                               Yield     4.09% - 4.41% (4.25%)
Corporate debt                         33     Discounted cash flow                               Yield     3.64% - 9.35% (6.50%)
RMBS/(a)/                           2,495     Discounted cash flow            Constant prepayment rate     1.21% - 9.52% (5.37%)
                                                                                         Loss severity  48.91% - 79.57% (64.24%)
                                                                                 Constant default rate     3.12% - 9.89% (6.51%)
                                                                                                 Yield     2.85% - 6.35% (4.60%)
CMBS                                   10     Discounted cash flow                               Yield     2.02% - 2.04% (2.03%)
CDO/ABS/(a)/                          602     Discounted cash flow                               Yield     4.46% - 6.22% (5.34%)

Liabilities:
Embedded derivatives within
  Policyholder contract
  deposits:
   GMWB                            $  165     Discounted cash flow                   Equity volatility           13.00% - 50.00%
                                                                                       Base lapse rate            0.50% - 20.00%
                                                                                    Dynamic lapse rate          30.00% - 170.00%
                                                                             Mortality multiplier/(c)/          42.00% - 161.00%
                                                                                      Utilization rate                   100.00%
                                                                    Equity / interest-rate correlation           20.00% - 40.00%
   Index annuities                     44     Discounted cash flow                          Lapse rate            1.00% - 66.00%
                                                                             Mortality multiplier/(c)/           50.00% - 75.00%

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                Fair Value at
                                December 31,
(in millions)                       2015      Valuation Technique        Unobservable Input/(b)/        Range (Weighted Average)
-------------                   ------------- --------------------- ----------------------------------- ------------------------
Assets:
Obligations of states,
  municipalities and political
  subdivisions                     $   48     Discounted cash flow                               Yield     4.20% - 4.84% (4.52%)
Corporate debt                         99     Discounted cash flow                               Yield   9.92% - 12.87% (11.40%)
RMBS/(a)/                           1,901     Discounted cash flow            Constant prepayment rate    0.82% - 10.97% (5.89%)
                                                                                         Loss severity  46.31% - 77.35% (61.83%)
                                                                                 Constant default rate     3.20% - 8.91% (6.05%)
                                                                                                 Yield     3.02% - 6.86% (4.94%)
CMBS                                  320     Discounted cash flow                               Yield    0.00% - 18.45% (8.93%)
CDO/ABS/(a)/                          738     Discounted cash flow                               Yield     3.36% - 4.91% (4.13%)

Liabilities:
Embedded derivatives within
  Policyholder contract
  deposits:
   GMWB                            $  131     Discounted cash flow                   Equity volatility           15.00% - 50.00%
                                                                                       Base lapse rate                     8.00%
                                                                                    Dynamic lapse rate            1.60% - 12.00%
                                                                             Mortality multiplier/(d)/                    80.00%
                                                                                      Utilization rate            1.00% - 70.00%
                                                                    Equity / interest rate correlation           20.00% - 40.00%
   Index annuities                     66     Discounted cash flow                          Lapse rate            0.75% - 66.00%
                                                                             Mortality multiplier/(d)/                    80.00%

(a)Information received from third-party valuation service providers. The ranges of the unobservable inputs for constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us, because there are other factors relevant to the fair values of specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Represents discount rates, estimates and assumptions that we believe would be used by market participants when valuing these assets and liabilities.
(c)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table for Guaranteed Minimum Withdrawal Benefits (GMWB).
(d)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table for GMWB, and the 1975-1980 Modified Basic Table for index annuities.

The ranges of reported inputs for Obligations of states, municipalities and political subdivisions, Corporate debt, RMBS, CDO/ABS, and CMBS valued using a discounted cash flow technique consist of one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these Level 3 assets and liabilities.

Sensitivity to Changes in Unobservable Inputs

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following paragraphs provide a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Obligations of States, Municipalities and Political Subdivisions

The significant unobservable input used in the fair value measurement of certain investments in obligations of states, municipalities and political subdivisions is yield. In general, increases in the yield would decrease the fair value of investments in obligations of states, municipalities and political subdivisions.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the security. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS and CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates (CDR), and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Embedded derivatives within Policyholder contract deposits

Embedded derivatives reported within policyholder contract deposits include guaranteed minimum withdrawal benefits (GMWB) within variable annuity products and certain enhancements to interest crediting rates based on market indices within index annuities. For any given contract, assumptions for unobservable inputs vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. The following unobservable inputs are used for valuing embedded derivatives measured at fair value:

..   Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. Increases in assumed volatility will generally increase the fair value of both the projected cash flows from rider fees as well as the projected cash flows related to benefit payments. Therefore, the net change in the fair value of the liability may either decrease or increase, depending on the relative changes in projected rider fees and projected benefit payments.

..   Equity / interest rate correlation estimates the relationship between changes in equity returns and interest rates in the economic scenario generator used to value our GMWB embedded derivatives. In general, a higher positive correlation assumes that equity markets and interest rates move in a more correlated fashion, which generally increases the fair value of the liability.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   Base lapse rate assumptions are determined by company experience and are adjusted at the contract level using a dynamic lapse function, which reduces the base lapse rate when the contract is in-the-money (when the contract holder's guaranteed value is worth more than their underlying account value). Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. Increases in assumed lapse rates will generally decrease the fair value of the liability, as fewer policyholders would persist to collect guaranteed withdrawal amounts, but in certain scenarios, increases in assumed lapse rates may increase the fair value of the liability.

..   Mortality rate assumptions, which vary by age and gender, are based on company experience and include a mortality improvement assumption. Increases in assumed mortality rates will decrease the fair value of the liability, while lower mortality rate assumptions will generally increase the fair value of the liability, because guaranteed payments will be made for a longer period of time.

..   Utilization assumptions estimate the timing when policyholders with a GMWB will elect to utilize their benefit and begin taking withdrawals. The assumptions may vary by the type of guarantee, tax-qualified status, the contract's withdrawal history and the age of the policyholder. Utilization assumptions are based on company experience, which includes partial withdrawal behavior. In 2016, we implemented a 100 percent utilization assumption which reflects an expectation that all policyholders who remain active in the contract (i.e., do not lapse or die) will utilize their GMWB guarantee by commencing systematic withdrawals under the terms of their contract. In 2015, we used as a utilization rate assumption representing the probability of first partial withdrawal, which varied by issue age and duration for different contract types. The impact of changes in utilization assumptions on the fair value of the liability may vary, depending on the expected timing as well as the overall rate of assumed utilization.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share to measure fair value.

                                                                December 31, 2016          December 31, 2015
                                                           --------------------------- ---------------------------
                                                             Fair Value                  Fair Value
                                                              Using Net                  Using Net
                                                             Asset Value                Asset Value
                                                            Per Share (or   Unfunded   Per Share (or     Unfunded
(in millions)               Investment Category Includes   its equivalent) Commitments its equivalent)  Commitments
-------------               ------------------------------ --------------- ----------- ---------------  -----------
Investment Category
Private equity funds:
   Leveraged buyout         Debt and/or equity
                            investments made as part of a
                            transaction in which assets
                            of mature companies are
                            acquired from the current
                            shareholders, typically with
                            the use of financial leverage       $112           $57           $139           $34

   Real Estate /            Investments in real estate
   Infrastructure           properties and infrastructure
                            positions, including power
                            plants and other energy
                            generating facilities                 12             4             18             4

   Venture capital          Early-stage, high-potential,
                            growth companies expected to
                            generate a return through an
                            eventual realization event,
                            such as an initial public
                            offering or sale of the
                            company                                8            16              5            20

   Distressed               Securities of companies that
                            are in default, under
                            bankruptcy protection, or
                            troubled                               2             1             15             3

   Other                    Includes multi-strategy,
                            mezzanine, and other
                            strategies                            --            --             18            10
                                                                ----           ---         -------          ---
Total private equity funds                                       134            78            195            71
                                                                ----           ---         -------          ---
Hedge funds:/*/
   Event-driven             Securities of companies
                            undergoing material
                            structural changes, including
                            mergers, acquisitions and
                            other reorganizations                162            --            246            --

   Long-short               Securities that the manager
                            believes are undervalued,
                            with corresponding short
                            positions to hedge market risk       154            --            444            --

   Distressed               Securities of companies that
                            are in default, under
                            bankruptcy protection or
                            troubled                              65            --            148            --

   Emerging markets         Investments in the financial
                            markets of developing
                            countries                             --            --             58            --

   Other                    Includes investments held in
                            funds that are less liquid,
                            as well as other strategies
                            which allow for broader
                            allocation between public and
                            private investments                    1            --             --            --
                                                                ----           ---         -------          ---
Total hedge funds                                                382            --            896            --
                                                                ----           ---         -------          ---
Total                                                           $516           $78         $1,091           $71
                                                                ====           ===         =======          ===

* Certain hedge funds for the year ended December 31, 2016 were reclassified into different strategies to better align with the investments in those funds.

Private equity fund investments included above are not redeemable, because distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The hedge fund investments included above, which are carried at fair value, are generally redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days. Certain hedge fund investments have partial contractual redemption restrictions. These partial redemption restrictions are generally related to one or more investments held in the hedge funds that the fund manager deemed to be illiquid. The majority of these contractual restrictions, which may have been put in place at the fund's inception or thereafter, have pre-defined end dates. The majority of these restrictions are generally expected to be lifted by the end of 2017.

The following table presents information regarding the expected remaining lives of our investments in private equity funds, assuming average original expected lives of 10 years for the funds, and information regarding redemptions and contractual restrictions related to our hedge fund investments:

December 31,                                                                     2016
------------                                                                     ----
Percentage of private equity fund investments with remaining lives of:
   Three years or less                                                            90%
   Between seven and 10 years                                                     10
                                                                                 ---
       Total                                                                     100%
                                                                                 ===
Percentage of hedge fund investments redeemable:
   Monthly                                                                        21%
   Quarterly                                                                      45
   Semi-annually                                                                  29
   Annually                                                                        5
                                                                                 ---
       Total                                                                     100%
                                                                                 ===
Percentage of hedge fund investments' fair value subject to contractual partial
  restrictions                                                                    99%
                                                                                 ===

Fair Value Option

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be carried at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives. Refer to Note 7 for additional information related to embedded derivatives.

Additionally, we elect the fair value option for certain alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves. Refer to Note 4 for additional information on securities and other invested assets for which we have elected the fair value option.

Certain VIEs, which are securitization vehicles that we consolidate, have elected the fair value option for a tranche of their structured securities, which are included in notes payable - to affiliates. Refer to Notes 9 and 18 for additional information on these VIEs.

The following table presents the difference between fair values and the aggregate contractual principal amounts of notes payable for which the fair value option was elected:

                                          December 31, 2016                 December 31, 2015
                                  --------------------------------  --------------------------------
                                             Outstanding                       Outstanding
                                              Principal                         Principal
(in millions)                     Fair Value   Amount    Difference Fair Value   Amount    Difference
-------------                     ---------- ----------- ---------- ---------- ----------- ----------
Liabilities:
   Notes payable - to affiliates.    $183       $365       $(182)      $143       $365       $(222)
                                     ====       ====       =====       ====       ====       =====

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gains or losses recorded related to the eligible instruments for which we elected the fair value option:

                                                              Gain (Loss)
    Years Ended December 31,                               ----------------
    (in millions)                                          2016  2015  2014
    -------------                                          ----  ----  ----
    Assets:
       Other bond securities - certain hybrid securities   $ 92  $ 33  $ 58
       Alternative investments/(a)/                          (1)  (29)   45
                                                           ----  ----  ----
    Liabilities:
       Notes payable - to affiliates                        (40)    6   (24)
                                                           ----  ----  ----
    Total gain                                             $ 51  $ 10  $ 79
                                                           ----  ----  ----

(a)Includes certain hedge funds, private equity funds and other investment partnerships.

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Consolidated Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Consolidated Statements of Income. See Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Notes 4 and 5 herein for additional information about how we test various asset classes for impairment.

Impairments for other invested assets primarily relate to hedge funds and private equity funds that are held for sale.

The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

                                   Assets at Fair Value      Impairment Charges
                               ----------------------------- ------------------
                                    Non-Recurring Basis       December 31,
                               ----------------------------- ------------------
    (in millions)              Level 1 Level 2 Level 3 Total 2016   2015  2014
    -------------              ------- ------- ------- ----- ----   ----  ----
    December 31, 2016
       Other invested assets     $--     $--     $--    $--  $--     $9   $--
                                 ===     ===     ===    ===  ===     ==   ===
    December 31, 2015
       Other invested assets     $--     $--     $98    $98
                                 ===     ===     ===    ===

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

..   Mortgage and other loans receivable: Fair values of loans on real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. Fair values of residential mortgage loans are generally determined based on market prices, using market based adjustments for credit and servicing as appropriate. The fair values of policy loans are generally estimated based on unpaid principal amount as of each reporting date. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

..   Other invested assets: that are not measured at fair value represent our investments in Federal Home Loan Bank common stock. These investments are carried at amortized cost, which approximates fair value.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

..   Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..   Policyholder contract deposits associated with investment-type contracts:
    Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

..   Notes Payable: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

The following table presents the carrying amounts and estimated fair values of our financial instruments not measured at fair value, and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

                                               Estimated Fair Value
                                          ------------------------------- Carrying
(in millions)                             Level 1 Level 2 Level 3  Total   Value
-------------                             ------- ------- ------- ------- --------
December 31, 2016
Assets:
   Mortgage and other loans receivable     $ --     $42   $ 6,181 $ 6,223 $ 6,083
   Other invested assets                     --       9        --       9       9
   Short-term investments                    --      51        --      51      51
   Cash                                     106      --        --     106     106
Liabilities:
   Policyholder contract deposits/*/         --      --    45,417  45,417  39,560
   Note payable - to third parties, net      --      --        50      50      50

December 31, 2015
Assets:
   Mortgage and other loans receivable     $ --     $44   $ 5,861 $ 5,905 $ 5,718
   Other invested assets                     --       7        --       7       7
   Short-term investments                    --      43        --      43      43
   Cash                                      82      --        --      82      82
Liabilities:
   Policyholder contract deposits/*/         --      --    43,623  43,623  37,646
   Note payable - to third parties, net      --      25        25      50      50

* Excludes embedded policy derivatives which are carried at fair value on a recurring basis.

4. INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available-for-sale or are measured at fair value at our election. None of our fixed maturity securities met the criteria for held-to-maturity classification at December 31, 2016 or 2015.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available-for-sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities measured at fair value at our election are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Premiums and discounts arising from the purchase of bonds classified as available-for-sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS and CDO/ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on an effective level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

Other Bond Securities and Other Common and Preferred Stock

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Consolidated Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income. See Note 3 for additional information on financial assets designated under the fair value option.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Securities Available for Sale

The following table presents the amortized cost or cost and fair value of our available-for-sale securities:

                                                                                                                 Other-Than-
                                                                      Amortized   Gross      Gross                Temporary
                                                                       Cost or  Unrealized Unrealized            Impairments
(in millions)                                                           Cost      Gains      Losses   Fair Value in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ---------- -----------
December 31, 2016
Bonds available for sale:
   U.S. government and government sponsored entities                   $   285    $   60     $  --     $   345      $ --
   Obligations of states, municipalities and political subdivisions        880        53       (10)        923        --
   Non-U.S. governments                                                  1,000        25       (37)        988        --
   Corporate debt                                                       19,287       823      (292)     19,818        (7)
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                              5,099       317       (79)      5,337       163
       CMBS                                                              4,382       128       (59)      4,451        21
       CDO/ABS                                                           2,724        38       (33)      2,729        11
                                                                       -------    ------     -----     -------      ----
   Total mortgage-backed, asset-backed and collateralized               12,205       483      (171)     12,517       195
                                                                       -------    ------     -----     -------      ----
Total bonds available for sale/(b)/                                     33,657     1,444      (510)     34,591       188
                                                                       -------    ------     -----     -------      ----
Equity securities available for sale:
   Common stock                                                             --         1        --           1        --
   Preferred stock                                                           4        --        --           4        --
                                                                       -------    ------     -----     -------      ----
Total equity securities available for sale                                   4         1        --           5        --
                                                                       -------    ------     -----     -------      ----
Total                                                                  $33,661    $1,445     $(510)    $34,596      $188
                                                                       =======    ======     =====     =======      ====
December 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities                   $   279    $   67     $  --     $   346      $ --
   Obligations of states, municipalities and political subdivisions        766        50        (4)        812        --
   Non-U.S. governments                                                    847        22       (49)        820        --
   Corporate debt                                                       19,465       873      (496)     19,842       (19)
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                              4,320       337       (43)      4,614       171
       CMBS                                                              3,854       176       (40)      3,990        70
       CDO/ABS                                                           2,681        54       (26)      2,709        10
                                                                       -------    ------     -----     -------      ----
   Total mortgage-backed, asset-backed and collateralized               10,855       567      (109)     11,313       251
                                                                       -------    ------     -----     -------      ----
Total bonds available for sale/(b)/                                     32,212     1,579      (658)     33,133       232
                                                                       -------    ------     -----     -------      ----
Equity securities available for sale:
   Preferred stock                                                           4        --        --           4        --
                                                                       -------    ------     -----     -------      ----
Total equity securities available for sale                                   4        --        --           4        --
                                                                       -------    ------     -----     -------      ----
Total                                                                  $32,216    $1,579     $(658)    $33,137      $232
                                                                       =======    ======     =====     =======      ====

(a)Represents the amount of other-than-temporary impairments recognized in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(b)At December 31, 2016 and 2015, bonds available for sale held by us that were below investment grade or not rated totaled $4.7 billion and $4.4 billion, respectively.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Securities Available for Sale in a Loss Position

The following table summarizes the fair value and gross unrealized losses on our available-for-sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                Less than 12 Months    12 Months or More           Total
                               --------------------- --------------------- ---------------------
                                            Gross                 Gross                 Gross
                                          Unrealized            Unrealized            Unrealized
(in millions)                  Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------                  ---------- ---------- ---------- ---------- ---------- ----------
December 31, 2016
Bonds available for sale:
   U.S. government and
     government sponsored
     entities                    $   16      $ --     $    --      $ --     $    16      $ --
   Obligations of states,
     municipalities and
     political subdivisions         259        10          --        --         259        10
   Non-U.S. governments             447        22          61        15         508        37
   Corporate debt                 4,588       163         902       129       5,490       292
   RMBS                           1,574        53         464        26       2,038        79
   CMBS                           1,674        54          64         5       1,738        59
   CDO/ABS                        1,059        20         337        13       1,396        33
                                 ------      ----     -------      ----     -------      ----
Total bonds available for sale   $9,617      $322     $$1,828      $188     $11,445      $510
                                 ======      ====     =======      ====     =======      ====
December 31, 2015
Bonds available for sale:
   U.S. government and
     government sponsored
     entities                    $   16      $ --     $    --      $ --     $    16      $ --
   Obligations of states,
     municipalities and
     political subdivisions         113         3          23         1         136         4
   Non-U.S. governments             385        24          90        25         475        49
   Corporate debt                 4,924       309         560       187       5,484       496
   RMBS                             803        16         433        27       1,236        43
   CMBS                           1,825        38          25         2       1,850        40
   CDO/ABS                        1,107        17         310         9       1,417        26
                                 ------      ----     -------      ----     -------      ----
Total bonds available for sale   $9,173      $407     $ 1,441      $251     $10,614      $658
                                 ======      ====     =======      ====     =======      ====

At December 31, 2016, we held 1,562 individual fixed maturity securities that were in an unrealized loss position, of which 303 individual fixed maturity securities were in a continuous unrealized loss position for 12 months or more. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2016 because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, we performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Fixed Maturity Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

                                                  Total Fixed Maturity Securities Fixed Maturity Securities in a Loss
                                                     Available for Sale               Position Available for Sale
                                                  ------------------------------- -----------------------------------
(in millions)                                     Amortized Cost    Fair Value    Amortized Cost      Fair Value
-------------                                     --------------    ----------    --------------      ----------
December 31, 2016
Due in one year or less                              $   933         $   953         $    45           $    43
Due after one year through five years                  8,014           8,499             666               640
Due after five years through ten years                 7,596           7,580           3,639             3,451
Due after ten years                                    4,909           5,042           2,261             2,139
Mortgage-backed, asset-backed and collateralized      12,205          12,517           5,344             5,172
                                                     -------         -------         -------           -------
Total                                                $33,657         $34,591         $11,955           $11,445
                                                     =======         =======         =======           =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gross realized gains and gross realized losses from sales or maturities of our available-for-sale securities:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2016              2015              2014
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(in millions)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $133     $130     $53      $50      $114     $29
Equity securities              --       --       1       --        --      --
                             ----     ----     ---      ---      ----     ---
Total                        $133     $130     $54      $50      $114     $29
                             ====     ====     ===      ===      ====     ===

In 2016, 2015, and 2014, the aggregate fair value of available-for-sale securities sold was $3.5 billion, $6.8 billion and $2.0 billion, respectively.

Other Securities Measured at Fair Value

The following table presents the fair value of other securities measured at fair value based on our election of the fair value option:

                                                        December 31, 2016           December 31, 2015
                                                   --------------------------  --------------------------
(in millions)                                      Fair Value Percent of Total Fair Value Percent of Total
-------------                                      ---------- ---------------- ---------- ----------------
Non-U.S. governments                                 $    7         -- %         $    6           1%
Corporate debt                                          224          13             217          18
Mortgage-backed, asset-backed and collateralized:
   RMBS                                                 682          38             163          13
   CMBS                                                 154           9             108           9
   CDO/ABS                                              711          40             720          59
                                                     ------         ---          ------         ---
Total other bond securities                          $1,778         100%         $1,214         100%
                                                     ======         ===          ======         ===

Other Invested Assets

The following table summarizes the carrying amounts of other invested assets:

                                                       December 31,
                                                       -------------
           (in millions)                                2016   2015
           -------------                               ------ ------
           Alternative investments/(a)(b)/             $1,170 $2,265
           Investment real estate/(c)/                     39     90
           Federal Home Loan Bank (FHLB) common stock       9      7
           All other investments                           15     17
                                                       ------ ------
           Total                                       $1,233 $2,379
                                                       ====== ======

(a)At December 31, 2016, includes hedge funds of $ 550 million, and private equity funds of $ 620 million. At December 31, 2015, includes hedge funds of $ 1,614 million, and private equity funds of $ 651 million.
(b)Approximately 58 percent and 23 percent of our hedge fund portfolio is available for redemption in 2017 and 2018, respectively, an additional
   16 percent will be available between 2019 and 2024.
(c)Net of accumulated depreciation of $2 million and $3 million at December 31, 2016 and 2015, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The gross unrealized loss recorded in accumulated other comprehensive income on such investments was $1 million at December 31, 2016 and 2015, respectively, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss positions for less than 12 months.

Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds and other investment partnerships using the equity method of accounting unless our interest is so minor that we may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, our carrying amount generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

Summarized Financial Information of Equity Method Investees

The following is the aggregated summarized financial information of our equity method investees, including those for which the fair value option has been elected:

                                       Years ended December 31,
                                       -----------------------
                (in millions)           2016    2015     2014
                -------------          -----  -------  -------
                Operating results:
                   Total revenues      $  94  $ 2,067  $ 5,484
                   Total expenses       (552)    (628)    (815)
                                       -----  -------  -------
                Net income             $(458) $ 1,439  $ 4,669
                                       =====  =======  =======

                                                December 31,
                                              ----------------
                (in millions)                   2016     2015
                -------------                 -------  -------
                Balance sheet:
                   Total assets               $23,601  $29,315
                   Total liabilities           (2,551)  (3,040)
                                              =======  =======

The following table presents the carrying amount and ownership percentage of equity method investments at December 31, 2016 and 2015:

                                         2016                      2015
                               ------------------------- -------------------------
(in millions, except                          Ownership                 Ownership
percentages)                   Carrying Value Percentage Carrying Value Percentage
--------------------           -------------- ---------- -------------- ----------
Equity method investments           $880       Various       $1,694      Various
                                    ====       =======       ======      =======

Summarized financial information for these equity method investees may be presented on a lag, due to the unavailability of information for the investees at our respective balance sheet dates, and is included for the periods in which we held an equity method ownership interest.

Other Investments

Also included in other invested assets are real estate held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and subject to impairment review. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

We are a member of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Net Investment Income

Net investment income represents income primarily from the following sources:

..   Interest income and related expenses, including amortization of premiums and accretion of discounts with changes in the timing and the amount of expected principal and interest cash flows reflected in yield, as applicable.

..   Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

..   Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..   Earnings from alternative investments.

..   Interest income on mortgage, policy and other loans.

The following table presents the components of net investment income:

                                                             Years Ended December 31,
                                                             -----------------------
(in millions)                                                 2016    2015    2014
-------------                                                ------  ------  ------
Fixed maturity securities, including short-term investments  $1,756  $1,755  $1,875
Interest on mortgage and other loans                            312     302     324
Investment real estate                                            1      12       4
Alternative investments/*/                                       39      76     224
Other investments                                                 3       2      (4)
                                                             ------  ------  ------
Total investment income                                       2,111   2,147   2,423
Investment expenses                                              66      70      67
                                                             ------  ------  ------
Net investment income                                        $2,045  $2,077  $2,356
                                                             ======  ======  ======

* Beginning in 2016, the presentation of income on alternative investments has been refined to include only income from hedge funds and private equity funds. Prior period disclosures have been reclassified to conform to this presentation. Hedge funds for which we elected the fair value option are recorded as of the balance sheet date. Other hedge funds are generally reported on a one-month lag, while private equity funds are generally reported on a one-quarter lag.

Net Realized Capital Gains and Losses

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

..   Sales or full redemptions of available-for-sale fixed maturity securities, available-for-sale equity securities, real estate and other alternative investments.

..   Reductions to the amortized cost basis of available-for-sale fixed maturity securities, available-for-sale equity securities and certain other invested assets for other-than-temporary impairments.

..   Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..   Exchange gains and losses resulting from foreign currency transactions.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the components of net realized capital gains (losses):

                                                 Years Ended December 31,
                                                 -----------------------
           (in millions)                           2016     2015    2014
           -------------                         ------   ------  ------
           Sales of fixed maturity securities    $   3     $  3    $ 85
           Sales of equity securities               --        1      --
           Mortgage and other loans                  2      (22)      8
           Investment real estate                    6       --      15
           Alternative investments                  43        6       8
           Derivatives                             (41)     192      48
           Other                                   (65)     (44)     16
           Other-than-temporary impairments        (75)     (62)    (46)
                                                 -----     ----    ----
           Net realized capital income (losses)  $(127)    $ 74    $134
                                                 =====     ====    ====

Evaluating Investments for Other-Than-Temporary Impairments

Fixed Maturity Securities

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recoverable value with a corresponding charge to realized capital losses. The estimated recoverable value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is presented in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were recognized (a separate component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..   Current delinquency rates;

..   Expected default rates and the timing of such defaults;

..   Loss severity and the timing of any recovery; and

..   Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recoverable value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recoverable value other than the fair value, the determination of a recoverable value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

We consider severe price declines in our assessment of potential credit impairments. We may also modify our model inputs when we determine that price movements in certain sectors are indicative of factors not captured by the cash flow models.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


In periods subsequent to the recognition of an other-than-temporary impairment charge for available-for-sale fixed maturity securities that are not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recoverable value over the remaining expected holding period of the security.

Credit Impairments

The following table presents a rollforward of the cumulative credit losses in other-than-temporary impairments recognized in earnings for available-for-sale fixed maturity securities:

                                                                                           Years Ended December 31,
                                                                                           -----------------------
(in millions)                                                                               2016     2015     2014
-------------                                                                              -----   ------   ------
Balance, beginning of year                                                                 $532    $ 716    $ 907
   Increases due to:
       Credit impairments on new securities subject to impairment losses                     37       18        4
       Additional credit impairments on previously impaired securities                       28       14       10
   Reductions due to:
       Credit impaired securities fully disposed for which there was no prior intent
         or requirement to sell                                                             (52)    (106)    (100)
       Credit impaired securities for which there is a current intent or anticipated
         requirement to sell                                                                 --        1       --
       Accretion on securities previously impaired due to credit/*/                         (99)    (111)    (105)
                                                                                           ----    -----    -----
Balance, end of year                                                                       $446    $ 532    $ 716
                                                                                           ====    =====    =====

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

Equity Securities

We evaluate our available-for-sale equity securities for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

..   The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

..   A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than the par value of their claims; or

..   We have concluded that we may not realize a full recovery on our investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, all equity securities that have been in a continuous decline in value below cost over twelve months are impaired. We also consider circumstances of a rapid and severe market valuation decline (50 percent or more) discount to cost, in which we could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

Our equity and cost method investments in private equity funds, hedge funds and other entities are evaluated for impairment similar to the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying amount. When the expected cash flows are less than the carrying amount, the investments are written down to fair value with a corresponding charge to earnings.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Purchased Credit Impaired (PCI) Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determine whether it is probable at acquisition that we will not collect all contractually required payments for these PCI securities, including both principal and interest. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security is determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is accreted into Net investment income over their remaining lives on an effective yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as adjustments to the accretable yield.

The following tables present information on our PCI securities, which are included in bonds available for sale:

(in millions)                                             At Date of Acquisition
-------------                                             ----------------------
Contractually required payments (principal and interest)          $3,936
Cash flows expected to be collected/*/                             3,339
Recorded investment in acquired securities                         2,299
                                                                  ======

* Represents undiscounted expected cash flows, including both principal and interest

                                                 December 31,
                                                 -------------
                  (in millions)                   2016   2015
                  -------------                  ------ ------
                  Outstanding principal balance  $1,908 $1,733
                  Amortized cost                  1,460  1,358
                  Fair value                      1,503  1,388
                                                 ====== ======

The following table presents activity for the accretable yield on PCI securities:

                                                                               Years Ended December 31,
                                                                               -----------------------
(in millions)                                                                    2016         2015
-------------                                                                  ------       ------
Balance, beginning of year                                                      $689         $633
   Newly purchased PCI securities                                                137          132
   Disposals                                                                      --          (11)
   Accretion                                                                     (81)         (80)
   Effect of changes in interest rate indices                                     12          (24)
   Net reclassification from non-accretable difference, including effects of
     prepayments                                                                  55           39
                                                                                ----         ----
Balance, end of year                                                            $812         $689
                                                                                ====         ====

Pledged Investments

Secured Financing and Similar Arrangements

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. Our secured financing transactions also include those that involve the transfer of securities to financial institutions in exchange for cash (securities lending agreements). In all of these secured financing transactions, the securities transferred by us (pledged collateral) may be sold or repledged by the

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

counterparties. These agreements are recorded at their contracted amounts plus accrued interest, other than those that are accounted for at fair value.

Pledged collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the amounts borrowed during the life of the transactions. In the event of a decline in the fair value of the pledged collateral under these secured financing transactions, we may be required to transfer cash or additional securities as pledged collateral under these agreements. At the termination of the transactions, we and our counterparties are obligated to return the amounts borrowed and the securities transferred, respectively.

The following table presents the fair value of securities pledged to counterparties under secured financing transactions, including repurchase and securities lending agreements:

                               December 31,
                               ------------
(in millions)                  2016   2015
-------------                  ----   ----
Securities available for sale  $238   $163
Other securities                231    223
                                ----  ----

Amounts borrowed under repurchase and securities lending agreements totaled $465 million and $388 million at December 31, 2016 and 2015, respectively.

The following table presents the fair value of securities pledged under our repurchase agreements by collateral type and by remaining contractual maturity:

                                       Remaining Contractual Maturity of the Agreements
                                       ------------------------------------------------
                                       Overnight                          Greater
December 31, 2016                         and         Up to 30            Than 90
(in millions)                          Continuous       days   31-90 days  days   Total
-------------                          ----------     -------- ---------- ------- -----
Repurchase agreements:
   Bonds available for sale:
   Other bond securities:
       Non U.S. government                $--           $--       $ --      $ 7   $  7
       Corporate debt                      --            47        106       71    224
                                          ---           ---       ----      ---   ----
Total repurchase agreements                --            47        106       78    231
                                          ---           ---       ----      ---   ----
Securities lending agreements:
       Bonds available for sale:
       Non U.S. government                 --            --         16       --     16
       Corporate debt                      --            --        217       --    217
       CMBS                                --            --          5       --      5
                                          ---           ---       ----      ---   ----
Total securities lending agreements        --            --        238       --    238
                                          ---           ---       ----      ---   ----
Total secured financing transactions      $--           $47       $344      $78   $469
                                          ===           ===       ====      ===   ====

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities we deposited under requirements of regulatory authorities were $3 million at December 31, 2016 and 2015, respectively.

Other Pledges

We are members of the FHLB of Dallas and such membership requires the members to own stock in the FHLB. We owned $9 million and $7 million of stock in the FHLB at December 31, 2016 and 2015, respectively. Pursuant to the membership terms, we have elected to pledge such stock to the FHLB. In addition, we had pledged securities with a fair value of $164 million and $279 million at December 31, 2016 and 2015, respectively, to provide adequate collateral for potential advances from the FHLB.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial mortgages, residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, residential mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less allowance for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to income as an adjustment to earnings using the interest method. Premiums and discounts on purchased residential mortgages are also amortized to income as an adjustment to earnings using the interest method.

Life insurance policy loans are carried at unpaid principal balances. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

The following table presents the composition of mortgages and other loans receivable:

                                                     December 31,
                                                    --------------
(in millions)                                         2016    2015
                                                    ------  ------
Commercial mortgages*                               $4,712  $4,544
Residential mortgages                                  535     242
Life insurance policy loans                            683     723
Commercial loans, other loans and notes receivable     198     261
                                                    ------  ------
Total mortgage and other loans receivable            6,128   5,770
Allowance for losses                                   (45)    (52)
                                                    ------  ------
Mortgage and other loans receivable, net            $6,083  $5,718
                                                    ======  ======

* Commercial mortgages primarily represent loans for office, apartments and retail, with exposures in New York and California representing the largest geographic concentrations (25 percent and 12 percent, respectively, at December 31, 2016 and 23 percent and 14 percent, respectively, at December 31, 2015).

Nonperforming loans are generally those loans where payment of contractual principal or interest is more than 90 days past due. Nonperforming mortgages were not significant for all periods presented.

The following table presents the credit quality performance indicators for commercial mortgages:

                                          Number                       Class                                  Percent
                                            of   -------------------------------------------------              of
                                          Loans  Apartments Offices Retail Industrial Hotel Others Total/(c)/ Total $
(dollars in millions)                     ------ ---------- ------- ------ ---------- ----- ------ ---------  -------
December 31, 2016
Credit Quality Indicator:
   In good standing                        252     $1,197   $1,366  $1,164    $314    $460   $162   $4,663       99%
   Restructured/(a)/                         2         --       49      --      --      --     --       49        1
Total/(b)/                                 254     $1,197   $1,415  $1,164    $314    $460   $162   $4,712      100%
                                           ---     ------   ------  ------    ----    ----   ----   ------      ---
Allowance for losses                               $    6   $   16  $   10    $  7    $  2   $  1   $   42        1%
                                           ---     ------   ------  ------    ----    ----   ----   ------      ---
December 31, 2015
Credit Quality Indicator:
   In good standing                        291     $  808   $1,415  $1,105    $381    $454   $222   $4,385       96%
   Restructured/(a)/                         4         --       67       7      --      --     --       74        2
   90 days or less delinquent                2         --       26       4      --      --     --       30        1
   >90 days delinquent or in process of
     foreclosure                             4          3       52      --      --      --     --       55        1
                                           ---     ------   ------  ------    ----    ----   ----   ------      ---
Total/(b)/                                 301     $  811   $1,560  $1,116    $381    $454   $222   $4,544      100%
                                           ---     ------   ------  ------    ----    ----   ----   ------      ---
Allowance for losses                               $    6   $   24  $    9    $  7    $  3   $  1   $   50        1%
                                           ===     ======   ======  ======    ====    ====   ====   ======      ===

(a)Loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect allowance for credit losses.
(c)100 percent of the commercial mortgages held at such respective dates were current as to payments of principal and interest. There were no significant amounts of nonperforming commercial mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Methodology Used to Estimate the Allowance for Credit Losses

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property type and location, loan term, profile of the borrower and of the major property tenants, and loan seasoning. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Interest income is not accrued when payment of contractual principal and interest is not expected. Any cash received on impaired loans is generally recorded as a reduction of the current carrying amount of the loan. Accrual of interest income is generally resumed when delinquent contractual principal and interest is repaid or when a portion of the delinquent contractual payments are made and the ongoing required contractual payments have been made for an appropriate period.

A significant majority of commercial mortgages in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The following table presents a rollforward of the changes in the allowance for credit losses on mortgage and other loans receivable:

                                                  2016                   2015                   2014
                                         ---------------------  ---------------------  ---------------------
Years Ended December 31,                 Commercial Other       Commercial Other       Commercial Other
(in millions)                            Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
------------------------                 ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year                $50      $ 2   $52     $36      $--   $36     $ 47     $--  $ 47
   Additions (reductions) to allowance       (3)       1    (2)     19        2    21      (15)     --   (15)
   Charge-offs, net of recoveries            (5)      --    (5)     (5)      --    (5)       4      --     4
                                            ---      ---   ---     ---      ---   ---     ----     ---  ----
Allowance, end of year                      $42      $ 3   $45     $50      $ 2   $52     $ 36     $--  $ 36
                                            ===      ===   ===     ===      ===   ===     ====     ===  ====

The following table presents information on mortgage loans individually assessed for credit losses:

                                             Years Ended December 31,
                                             -----------------------
(in millions)                                2016     2015     2014
-------------                                ----     ----     ----
Impaired loans with valuation allowances     $ 57     $125     $21
Impaired loans without valuation allowances    49       83       7
                                              ----     ----    ---
   Total impaired loans                       106      208      28
Valuation allowances on impaired loans         (8)     (20)     (6)
                                              ----     ----    ---
   Impaired loans, net                       $ 98     $188     $22
                                              ====     ====    ===
Interest income on impaired loans            $ 11     $  8     $ 2
                                              ====     ====    ===

Troubled Debt Restructurings

We modify loans to optimize their returns and improve their collectability, among other things. When we undertake such a modification with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal or interest forgiveness, payment deferrals and easing of loan covenants.

There were no commercial mortgage loans that had been modified in a TDR at December 31, 2016 and 2015.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


6. REINSURANCE

We assume reinsurance from other insurance companies. We are also a reinsurer for the guaranteed minimum income benefit (GMIB), guaranteed minimum withdrawal benefit (GMWB) and guaranteed minimum death benefit (GMDB) on certain variable annuities issued in Japan by MetLife Insurance K.K. (formerly American Life Insurance Company, a former subsidiary of AIG Parent). New business under this reinsurance arrangement was no longer accepted after March 31, 2009. We recorded liabilities for the amount of reserves calculated for the GMIB, GMWB and GMDB provisions of this reinsurance arrangement, which totaled $30 million and $39 million at December 31, 2016 and 2015, respectively.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and as part of our investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with embedded derivatives in insurance contract liabilities and with fixed maturity securities, as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally foreign exchange swaps and forwards) are used to economically mitigate risk associated with non U.S. dollar denominated transactions, primarily investments.

We hedge our economic exposure to market risk related to variable annuity products with riders that guarantee a certain level of benefits. Our variable annuity hedging program is designed to offset certain changes in the economic value of these guarantee features, within established thresholds. The hedging program is designed to provide additional protection against large and combined movements in interest rates, equity prices, credit spreads and market volatility under multiple scenarios. In addition to risk-mitigating features in our variable annuity product design, and the use of certain fixed income securities with a fair value option election to manage interest rate and credit spread exposures, our variable annuity hedging program utilizes various derivative instruments, including but not limited to equity options, futures contracts, interest rate swaps and swaption contracts, as well as other hedging instruments. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily. In addition to hedging activities, we also enter into derivative instruments as a part of our investment operations, which may include, among other things, purchases of investments with embedded derivatives, such as equity-linked notes and convertible bonds.

Interest rate, currency and equity swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Consolidated Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.

We have elected to present all derivative receivables and derivative payables, and the related cash collateral received and paid, on a net basis on our Consolidated Balance Sheets when a legally enforceable ISDA Master Agreement exists between us and our derivative counterparty. An ISDA Master Agreement is an agreement governing multiple derivative transactions between two counterparties. The ISDA Master Agreement generally provides for the net settlement of all, or a specified group, of these derivative transactions, as well as transferred collateral, through a single payment, and in a single currency, as applicable. The net settlement provisions apply in the event of a default on, or affecting any, one derivative transaction or a termination event affecting all, or a specified group of, derivative transactions governed by the ISDA Master Agreement.

Derivatives, with the exception of embedded derivatives, are measured at fair value and presented within other assets and other liabilities in the Consolidated Balance Sheets. Embedded derivatives are generally presented with the host contract in the Consolidated Balance Sheets. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. See Notes 3 and 11 for additional information

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

on our embedded derivatives, which are primarily related to guarantee features in variable annuity products, and include equity and interest rate components.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with available-for-sale investments have been designated as fair value hedges. Changes in fair value hedges of available-for-sale securities are reported in net realized capital gains (losses) along with changes in the hedged item.

The following table presents the notional amounts and the fair value of derivative assets and liabilities, excluding embedded derivatives:

                                                               December 31, 2016                 December 31, 2015
                                                         -------------------------------   --------------------------------
                                                         Gross Derivative Gross Derivative Gross Derivative Gross Derivative
                                                             Assets         Liabilities        Assets         Liabilities
                                                         --------------   ---------------  ---------------  ---------------
                                                         Notional  Fair   Notional  Fair   Notional  Fair   Notional  Fair
(in millions)                                             Amount   Value   Amount   Value   Amount   Value   Amount   Value
-------------                                            --------  -----  --------  -----  --------  -----  --------  -----
Derivatives designated as hedging instruments:/(a)/
   Interest rate contracts                                $   --   $  --    $ 39     $--    $   18   $ --    $   60   $ --
   Foreign exchange contracts                                508      56     119       6       384     42        --     --
Derivatives not designated as hedging instruments:/(a)/
   Interest rate contracts                                 4,959     122     101      --     3,428     84     1,768     23
   Foreign exchange contracts                                613      40     125       1       570     19       131      2
   Equity contracts                                        2,181      28     308      --     1,527     43       225     --
                                                          ------   -----    ----     ---    ------   ----    ------   ----
Total derivatives, gross                                  $8,261     246    $692       7    $5,927    188    $2,184     25
                                                          ------   -----    ----     ---    ------   ----    ------   ----
Counterparty netting/(b)/                                             (7)             (7)             (25)             (25)
Cash collateral/(c)/                                                (191)             --              (86)              --
                                                                   -----             ---             ----             ----
Total derivatives included in Other Assets and Other
  Liabilities, respectively/(d)/                                   $  48             $--             $ 77             $ --
                                                                   =====             ===             ====             ====

(a)Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.
(b)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(c)Represents cash collateral posted and received that is eligible for netting.
(d)Excludes embedded derivatives. Fair value of assets related to bifurcated embedded derivatives was zero at both December 31, 2016 and December 31, 2015. Fair value of liabilities related to bifurcated embedded derivatives was $209 million and $197 million, respectively, at December 31, 2016 and December 31, 2015.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the changes in the fair value of derivative instruments and the classification of these changes in the Consolidated Statements of Income:

                                                                       Years Ended December 31,
                                                                       ------------------------
(in millions)                                                           2016      2015    2014
-------------                                                          ------    ------  -----
Derivative instruments in fair value hedging relationships:*
   Foreign exchange contracts                                          $  (11)   $    4  $  (1)
                                                                       ------    ------  -----
Total                                                                  $  (11)   $    4  $  (1)
                                                                       ======    ======  =====
Derivatives not designated as hedging instruments by derivative type:
   Interest rate contracts                                             $  (36)   $   66  $ 198
   Foreign exchange contracts                                              64        48     37
   Equity contracts                                                       (97)      (28)   (32)
   Embedded derivatives                                                    39       102   (154)
                                                                       ------    ------  -----
Total                                                                  $  (30)   $  188  $  49
                                                                       ======    ======  =====
By classification:
   Net realized capital gains (losses)                                 $  (41)   $  192  $  48
                                                                       ------    ------  -----
Total                                                                  $  (41)   $  192  $  48
                                                                       ======    ======  =====

* The amounts presented do not include periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred Policy Acquisition Costs

Deferred policy acquisition costs (DAC) represent those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Long-duration insurance contracts: Policy acquisition costs for life-contingent products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. A loss recognition event occurs when there is a shortfall between the carrying amount of future policy benefit liabilities, net of DAC, and what the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits. Groupings for loss recognition testing are consistent with our manner of acquiring, servicing and measuring the profitability of the business and applied by product groupings. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

gross profits include net investment income and spreads, net realized capital gains and losses, fees, surrender charges, expenses, and mortality gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If estimated gross profits change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income. If the new assumptions indicate that future estimated gross profits are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future estimated gross profits are lower than previously estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future estimated gross profits for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate (cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition: DAC related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

Internal Replacements of Long-duration and Investment-oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related actuarial balances. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of DAC:

                                                                             Years Ended December 31,
                                                                             -----------------------
(in millions)                                                                  2016    2015    2014
-------------                                                                -------  ------  ------
Balance, beginning of year                                                   $   964  $  800  $  901
   Acquisition costs deferred                                                     80      78      66
   Accretion of interest/amortization                                           (105)    (91)    (93)
   Effect of unlocking assumptions used in estimating future gross profits       (43)     41      47
   Effect of realized gains/loss on securities                                    13      30     (25)
   Effect of unrealized gains/loss on securities                                  45     106     (94)
   Increase (decrease) due to foreign exchange                                     1      --      (2)
                                                                             -------  ------  ------
Balance, end of year                                                         $   955  $  964  $  800
                                                                             =======  ======  ======

Deferred Sales Inducements

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized in policyholder contract deposits in the Consolidated Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception. We must also demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Consolidated Statements of Income.

The following table presents a rollforward of deferred sales inducements:

                                                                             Years Ended December 31,
                                                                             ----------------------
(in millions)                                                                 2016     2015    2014
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $  195   $  162  $  177
   Acquisition costs deferred                                                    14       14      17
   Accretion of interest/amortization                                           (23)     (17)    (21)
   Effect of unlocking assumptions used in estimating future gross profits       (4)       8      14
   Effect of realized gains/loss on securities                                    4        6      (5)
   Effect of unrealized gains/loss on securities                                 10       22     (20)
                                                                             ------   ------  ------
Balance, end of year                                                         $  196   $  195  $  162
                                                                             ======   ======  ======

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, Distribution Fee Revenue). We amortize these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the entity was designed to expose the variable interest holders to.

The primary beneficiary is the entity that has both (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

The following table presents the total assets and total liabilities associated with our variable interests in consolidated VIEs, as classified in the Consolidated Balance Sheets:

                                          Real Estate and
                                            Investment    Securitization
 (in millions)                             Entities/(c)/     Vehicles    Total
 -------------                            --------------- -------------- ------
 December 31, 2016
 Assets:
    Bonds available for sale                    $--           $2,913     $2,913
    Other bond securities                        --              365        365
    Mortgage and other loans receivable          --              198        198
    Other/(a)/                                   --              350        350
                                                ---           ------     ------
 Total assets/(b)/                              $--           $3,826     $3,826
                                                ===           ======     ======
 Liabilities:
    Notes payable - to affiliates               $--           $  183     $  183
    Notes payable - to third parties             --               50         50
    Other/(d)/                                   --                6          6
                                                ---           ------     ------
 Total liabilities                              $--           $  239     $  239
                                                ===           ======     ======
 December 31, 2015
 Assets:
    Bonds available for sale                    $--           $3,342     $3,342
    Other bond securities                        --              358        358
    Mortgage and other loans receivable          --              288        288
    Other invested assets                        18               --         18
    Other/(a)/                                   13              315        328
                                                ---           ------     ------
 Total assets/(b)/                              $31           $4,303     $4,334
                                                ===           ======     ======
 Liabilities:
    Notes payable - to affiliates               $--           $  143     $  143
    Notes payable - to third parties             --               50         50
    Other/(d)/                                   --                4          4
                                                ---           ------     ------
 Total liabilities                              $--           $  197     $  197
                                                ===           ======     ======

(a)Comprised primarily of short-term investments and other assets at both December 31, 2016 and 2015.
(b)The assets of each VIE can be used only to settle specific obligations of that VIE.
(c)Off-balance sheet exposure, which primarily consisted of commitments to real estate and investment entities, was $10 million at December 31, 2015.
(d)Comprised primarily of amounts due to related parties and other liabilities, at fair value, at both December 31, 2016 and 2015.

We calculate our maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where we have also provided credit protection to the VIE with the VIE as the

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


referenced obligation, and (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us, except in limited circumstances when we have provided a guarantee to the VIE's interest holders.

The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

                                                          Maximum Exposure to Loss
                                                        -----------------------------
                                              Total VIE On-Balance Off-Balance
(in millions)                                  Assets   Sheet/(a)/    Sheet    Total
-------------                                 --------- ---------- ----------- ------
December 31, 2016
   Real estate and investment entities/(c)/    $87,089    $  977      $133     $1,110
   Securitization vehicles                       2,114       530        --        530
                                               -------    ------      ----     ------
Total/(b)/                                     $89,203    $1,507      $133     $1,640
                                               =======    ======      ====     ======
December 31, 2015
   Real estate and investment entities/(c)/    $ 4,737    $  473      $ 51     $  524
   Securitization vehicles                       1,453       349        --        349
                                               -------    ------      ----     ------
Total                                          $ 6,190    $  822      $ 51     $  873
                                               =======    ======      ====     ======

(a)At December 31, 2016 and 2015, $977 million and $473 million, respectively, of our total unconsolidated VIE assets were recorded as other invested assets and $530 million and $349 million, respectively, were recorded as bonds available for sale.
(b)As discussed in Note 2, on January 1, 2016, we adopted accounting guidance that resulted in an increase in the number of our investment entities classified as VIEs.
(c)Comprised primarily of hedge funds and private equity funds.

Real Estate and Investment Entities

We participate as a passive investor in the equity issued by certain third party-managed hedge and private equity funds, and certain real estate entities that are VIEs managed by AIG Asset Management (US), LLC (AIG Investments), an affiliate. We are typically not involved in the design or establishment of these VIEs, nor do we actively participate in the management of the VIEs.

Securitization Vehicles

We created certain VIEs that hold investments, primarily investment-grade debt securities and commercial mortgage loans, and issued beneficial interests in these investments. We own the majority of these beneficial interests and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the entities that could potentially be significant to the entities. Accordingly, we consolidate these entities, and beneficial interests issued to third parties or affiliates by these entities are reported as notes payable. See Note 18 for additional information on capital commitments made to these entities by other affiliates.

Ambrose

During 2012, 2013 and 2014, we entered into securitization transactions that involved the transfer of portfolios of high grade corporate securities and structured securities acquired from AIG Parent, to newly formed special purpose entities (collectively referred to as the Ambrose entities), which are VIEs. For those Ambrose entities in which we own the majority of the beneficial interests issued by the Ambrose entities and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the VIEs that could potentially be significant to the VIEs, we consolidate those Ambrose entities. See Note 18 for additional information on these securitization transactions.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Selkirk

During 2013 and 2014, we entered into securitization transactions in which portfolios of our commercial mortgage loans were transferred to special purpose entities, with us retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, we received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. We determined that we control or we are the primary beneficiary of certain special purpose entities in the securitization structures, and therefore we consolidate these entities, including those that are VIEs.

RMBS, CMBS, Other ABS and CDOs

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset backed structures, and were not involved in the design of these entities.

Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined that we are not the primary beneficiary of these entities. We have not included these entities in the tables above; however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10. INSURANCE LIABILITIES

Future Policy Benefits

Future policy benefits primarily include reserves for life-contingent annuity payout contracts and are based on estimates of cost of future policy benefits. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

Policyholder Contract Deposits

The liability for policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 1.0 percent to 9.0 percent at December 31, 2016, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, because they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

In addition to liabilities for fixed annuities, fixed options within variable annuities and annuities without life contingencies, policyholder contract deposits also include our liability for (a) certain guaranteed benefits and indexed features accounted for as embedded derivatives at fair value and
(b) annuities issued in a structured settlement arrangement with no life contingency. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

11. VARIABLE ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity contract that qualifies for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death benefits or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Consolidated Statements of Income, Comprehensive Income (Loss) and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Our living benefits include guaranteed minimum withdrawal benefits (GMWB). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, because the features are mutually exclusive, so the exposure to the guaranteed amount for each feature is independent of the exposure from other features (except a surviving spouse who has a rider to potentially collect both a GMDB upon their spouse's death and a GMWB during their lifetime). A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features, and as a result, the net amount at risk for each feature is not additive to that of other features.

In addition, we record liabilities for assumed reinsurance of certain GMDB and GMWB features in variable annuity contracts issued by another insurer, under coinsurance and modified coinsurance agreements. Amounts related to guaranteed benefits shown below exclude such assumed reinsurance. See Note 6 for additional information on assumed reinsurance.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                           December 31,
                                          ---------------
                      (in millions)        2016    2015
                      -------------       ------- -------
                      Equity funds        $24,206 $23,643
                      Bond funds            3,174   3,008
                      Balanced funds        4,435   4,191
                      Money market funds      459     491
                                          ------- -------
                      Total               $32,274 $31,333
                                          ======= =======

GMDB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in rare instances, no minimum return) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMDB is our most widely offered benefit.

The liabilities for GMDB, which are recorded in future policyholder benefits, represent the expected value of benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the details concerning our GMDB exposures, excluding assumed reinsurance:

                                                      December 31,
                                              -----------------------------
                                                   2016           2015
                                              -------------- --------------
                                               Net Deposits   Net Deposits
                                              Plus a Minimum Plus a Minimum
    (dollars in millions)                         Return         Return
    ---------------------                     -------------- --------------
    Account value                                $ 56,946       $ 55,539
    Net amount at risk                                471            585
    Average attained age of contract holders           61             61
    Range of guaranteed minimum return rates      0% - 3%        0% - 3%

The following table presents a rollforward of the GMDB liabilities related to variable annuity contracts:

                                               Years Ended December 31,
                                               -----------------------
                   (in millions)               2016     2015    2014
                   -------------               ----     ----    ----
                   Balance, beginning of year  $17      $17       1
                      Reserve increase           2        2      19
                      Benefits paid             --       (2)     (3)
                                               ---      ---      --
                   Balance, end of year        $19      $17      17
                                               ===      ===      ==

Assumptions used to determine the GMDB liability include interest rates, which vary by year of issuance and products; mortality rates, which are based upon actual experience modified to allow for variations in policy form; lapse rates, which are based upon actual experience modified to allow for variations in policy form; investment returns, using assumptions from a randomly generated model; and asset growth assumptions, which include a reversion to the mean methodology, similar to that applied for DAC.

We regularly evaluate estimates used to determine the GMDB liability and adjust the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMWB

Guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses). These include GMWB and index annuities, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB benefits. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is living.

The fair value of these embedded policy derivatives was a net liability of $165 million and $131 million at December 31, 2016 and 2015, respectively. We had account values subject to GMWB that totaled $3.2 billion and $3.6 billion at December 31, 2016 and 2015, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value, assuming no lapses. The net amount at risk related to the GMWB guarantees was $112 million and $89 million at December 31, 2016 and 2015, respectively. We use derivative instruments and other financial instruments to mitigate a portion of our exposure that arises from GMWB benefits.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


12. DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, when applicable, except for certain notes payable - to affiliates, for which we have elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Consolidated Statements of Income. See Note 3 for discussion of fair value measurements.

The following table lists our total debt outstanding. The interest rates presented in the following table are the range of contractual rates in effect at December 31, 2016, including fixed and variable-rates:

                                                                                 Balance at December 31,
                                                           Range of     Maturity -----------------------
(in millions)                                          Interest Rate(s) Date(s)     2016        2015
-------------                                          ---------------- -------- ----------  ----------
Notes payable - to affiliates:
   Notes payable of consolidated VIEs, at fair value    10.60%-12.44%     2060   $      183  $      143
                                                                                 ----------  ----------
Total notes payable - to affiliates                                                     183         143
                                                                                 ----------  ----------
Notes payable - to third parties:
   Notes payable of consolidated VIEs                     3.71%-3.91%     2060           50          50
                                                                                 ----------  ----------
Total notes payable - to third parties                                                   50          50
                                                                                 ----------  ----------
Total notes payable                                                              $      233  $      193
                                                                                 ==========  ==========

The following table presents maturities of long-term debt, including fair value adjustments, when applicable:

                                                                         Year Ending
December 31, 2016                                            -----------------------------------
(in millions)                                          Total 2017 2018 2019 2020 2021 Thereafter
-------------                                          ----- ---- ---- ---- ---- ---- ----------
Notes payable - to affiliates:
   Notes payable of consolidated VIEs, at fair value   $183  $--  $--  $--  $--  $--     $183
                                                       ----  ---  ---  ---  ---  ---     ----
Total notes payable - to affiliates                     183   --   --   --   --   --      183
                                                       ----  ---  ---  ---  ---  ---     ----
Notes payable - to third parties:
   Notes payable of consolidated VIEs                    50   --   --   --   --   --       50
                                                       ----  ---  ---  ---  ---  ---     ----
Total notes payable - to third parties                   50   --   --   --   --   --       50
                                                       ----  ---  ---  ---  ---  ---     ----
Total notes payable                                    $233  $--  $--  $--  $--  $--     $233
                                                       ====  ===  ===  ===  ===  ===     ====

FHLB Borrowings

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity, or for other uses deemed appropriate by management. The purpose of our FHLB Advance Facility operational plan is to effectively utilize the FHLB facility to manage short-term cash management and/or liquidity needs. Pursuant to the plan, we may periodically obtain cash advances on a same-day basis, up to an internally approved limit. To provide adequate collateral for potential advances under the Advance Facility, we pledge securities to the FHLB. The fair value of all collateral pledged to secure advances from the FHLB included the value of our pledged FHLB common stock. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

Intercompany Loan Facility

On January 1, 2015, we and certain of our affiliates entered into a revolving loan facility with AIG Parent, pursuant to which we and each such affiliate can, on a several basis, borrow monies from AIG Parent (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with our maximum borrowing limit being $500 million.

At December 31, 2016, we had no outstanding balance under this facility.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


13. COMMITMENTS AND CONTINGENCIES

Commitments

Leases

We occupy leased space in many locations under various long-term leases, and have entered into various leases covering long-term use of data processing equipment.

The following table presents the future minimum lease payments under operating leases at December 31, 2016:

                       (in thousands)
                       --------------
                       2017                        $2,807
                       2018                         1,856
                       2019                         1,591
                       2020                         1,377
                       2021                           618
                       Remaining years after 2021     588
                                                   ------
                       Total                       $8,837
                                                   ======

Commitments to Fund Partnership Investments

In the normal course of business, we enter into commitments to invest in limited partnerships, private equity funds and hedge funds. These commitments totaled $246 million at December 31, 2016.

Mortgage Loan Commitments

We have $292 million and $48 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2016.

Contingencies

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

We are currently defending a lawsuit filed in the Circuit Court of Kanawha County, West Virginia on November 12, 2009 by The West Virginia Investment Management Board and The West Virginia Consolidated Public Retirement Board (the WV Boards). The WV Boards assert damages in excess of $100 million. In November 2014, the West Virginia Supreme Court reversed the trial court's grant of summary judgment in our favor, and remanded the matter to the Business Court for further proceedings. The matter was arbitrated in March 2017 and a decision is expected by April 30, 2017.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments (GFA) when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future GFA, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. Our liability for these guaranty fund assessments was $5 million at December 31, for both 2016 and 2015, net of amounts recoverable through premium tax offsets.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, subpoenas, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

14. EQUITY

Accumulated Other Comprehensive Income

The following table presents the components of accumulated other comprehensive income:

                                                                                     December 31,
                                                                                     ------------
(in millions)                                                                         2016   2015
-------------                                                                        -----  -----
Unrealized appreciation of fixed maturity and equity securities, available for sale  $ 934  $ 921
Net unrealized gains on other invested assets                                          172    256
Adjustments to DAC and deferred sales inducements                                      (51)  (106)
Shadow loss recognition                                                                (26)    --
Foreign currency translation adjustments                                                (7)    (8)
Deferred income tax                                                                   (150)  (155)
                                                                                     -----  -----
Accumulated other comprehensive income                                               $ 872  $ 908
                                                                                     =====  =====

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the other comprehensive income (loss) reclassification adjustments:

                                           Unrealized
                                         Depreciation of
                                         Fixed Maturity
                                         Investments on
                                          Which Other-
                                              Than-
                                            Temporary      Unrealized   Adjustments
                                             Credit       Appreciation  to DAC and  Unrealized    Foreign
                                           Impairments   (Depreciation)  Deferred    Insurance   Currency
                                              were        of All Other     Sales       Loss     Translation
(in millions)                              Recognized     Investments   Inducements Recognition Adjustments  Total
-------------                            --------------- -------------- ----------- ----------- ----------- -------
Year ended December 31, 2014
Unrealized change arising during period       $ 31          $   908        $ (84)      $(77)        $(4)    $   774
Less: Reclassification adjustments
  included in net income                        65               21           30         --          --         116
                                              ----          -------        -----       ----         ---     -------
Total other comprehensive income
  (loss), before income tax expense
  (benefit)                                    (34)             887         (114)       (77)         (4)        658
Less: Income tax expense (benefit)             (13)              33          (31)       (28)         (2)        (41)
                                              ----          -------        -----       ----         ---     -------
Total other comprehensive income
  (loss), net of income tax expense
  (benefit)                                   $(21)         $   854        $ (83)      $(49)        $(2)    $   699
                                              ====          =======        =====       ====         ===     =======
Year ended December 31, 2015
Unrealized change arising during period       $(12)         $(1,214)       $ 164       $ 84         $(2)    $  (980)
Less: Reclassification adjustments
  included in net income                        65               21           36         --          --         122
                                              ----          -------        -----       ----         ---     -------
Total other comprehensive income
  (loss), before income tax expense
  (benefit)                                    (77)          (1,235)         128         84          (2)     (1,102)
Less: Income tax expense (benefit)             (28)            (297)          46         30          (1)       (250)
                                              ----          -------        -----       ----         ---     -------
Total other comprehensive income
  (loss), net of income tax expense
  (benefit)                                   $(49)         $  (938)       $  82       $ 54         $(1)    $  (852)
                                              ====          =======        =====       ====         ===     =======
Year ended December 31, 2016
Unrealized change arising during period       $(29)         $   (39)       $  72       $(26)        $ 1     $   (21)
Less: Reclassification adjustments
  included in net income                        16              (13)          17         --          --          20
                                              ----          -------        -----       ----         ---     -------
Total other comprehensive income
  (loss), before income tax expense
  (benefit)                                    (45)             (26)          55        (26)          1         (41)
Less: Income tax expense (benefit)             (16)              (2)          21         (9)          1          (5)
                                              ----          -------        -----       ----         ---     -------
Total other comprehensive income
  (loss), net of income tax expense
  (benefit)                                   $(29)         $   (24)       $  34       $(17)        $--     $   (36)
                                              ====          =======        =====       ====         ===     =======

The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the Consolidated Statements of Income:

                                                                      Amount Reclassified from
                                                                        Accumulated Other
                                                                      Comprehensive Income            Affected
                                                                      ------------------------      Line Item in
                                                                          December 31,                  the
                                                                      ------------------------       Statements
(in millions)                                                         2016      2015    2014         of Income
-------------                                                         -------   ------  -----  --------------
Unrealized appreciation of fixed maturity investments on which other-                          Net realized
  than-temporary credit impairments were recognized                   $    16   $   65     65  capital gains (losses)
Unrealized appreciation (depreciation) of all other investments                                Net realized
                                                                                               capital gains
                                                                          (13)      21     21  (losses)
Adjustments to DAC and deferred sales inducements                                              Amortization
                                                                                               of deferred
                                                                                               policy
                                                                                               acquisition
                                                                           17       36     30  costs
                                                                      -------   ------  -----
   Total reclassifications for the period                             $    20   $  122    116
                                                                      =======   ======  =====

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

15. STATUTORY FINANCIAL DATA AND RESTRICTIONS

The following table presents our statutory net income and capital and surplus:

 (in millions)                                              2016   2015   2014
 -------------                                             ------ ------ ------
 Years Ended December 31,
 Statutory net income                                      $  758 $  757 $1,025

 At December 31,
 Statutory capital and surplus                             $2,388 $2,723
 Aggregate minimum required statutory capital and surplus     662    733

We file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The aggregate minimum required statutory capital and surplus is based on the greater of the Risk-based Capital (RBC) level that would trigger regulatory action or minimum requirements per state insurance regulation. At both December 31, 2016 and 2015, we exceeded the minimum required statutory capital and surplus requirements and all RBC minimum required levels.

Dividend Restrictions

Dividends that we may pay to the Parent in any year without prior approval of the Texas Department of Insurance (TDI) are limited by statute. The maximum amount of dividends in a twelve-month period, measured retrospectively from the date of payment, which can be paid over a rolling twelve-month period to shareholders of Texas domiciled insurance companies without obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the statutory surplus as regards to policyholders at the preceding December 31; or
(2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2017 without prior approval of the TDI is $641 million. Dividend payments in excess of positive retained earnings in 2014 and 2015 were classified and reported as a return of capital.

16. BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG Parent, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

Effective January 1, 2016, the defined benefit plans were frozen by AIG. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

AIG Parent sponsors several defined contribution plans for U.S. employees that provide for pre-tax salary reduction contributions by employees. The most significant plan is the AIG Incentive Savings Plan, for which the matching contribution is 100 percent of the first six percent of a participant's contributions, subject to the IRS-imposed limitations.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Effective January 1, 2016, participants in the AIG Incentive Savings Plan receive an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service (IRS)-imposed limitations.

We are jointly and severally responsible with AIG Parent and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

We also maintain a retirement plan for the benefit of our sales agents and managers. Investments in the plan consist of a deposit administration group annuity contract we issued. The liabilities and expenses associated with this plan were not material to our consolidated financial position and results of operations for the years presented.

17. INCOME TAXES

The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

                   Years Ended December 31,
                   (in millions)             2016  2015 2014
                   ------------------------  ----  ---- ----
                   Current                   $201  $243 $262
                   Deferred                   (57)   87  152
                                             ----  ---- ----
                   Total income tax expense  $144  $330 $414
                                             ====  ==== ====

The U.S. statutory income tax rate is 35 percent for 2016, 2015 and 2014. Actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate, due to the following:

Years Ended December 31,
(in millions)                                                      2016  2015  2014
------------------------                                           ----  ----  ----
U.S federal income tax expense at statutory rate                   $231  $387  $491
Adjustments:
   Dividends received deduction                                     (42)  (39)  (10)
   Reclassifications from accumulated other comprehensive income    (28)  (25)   --
   State income tax                                                   8     7    (7)
   Capital loss carryover write-off                                  --     5   (29)
   Valuation allowance                                               --    --   (12)
   Other credits, taxes and settlements                             (25)   (5)  (19)
                                                                   ----  ----  ----
Total income tax expense                                           $144  $330  $414
                                                                   ====  ====  ====

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the components of the net deferred tax assets (liabilities):

Years Ended December 31,
(in millions)                                                               2016   2015
------------------------                                                   -----  -----
Deferred tax assets:
   Basis differences on investments                                        $ 586  $ 551
   Policy reserves                                                           109    162
   Fixed assets                                                              120     47
   Losses and tax credit carryforwards                                        66     68
   State deferred tax benefits                                                10     --
   Accrued expenses                                                           --     42
   Other                                                                       4     --
                                                                           -----  -----
Total deferred tax assets                                                    895    870
                                                                           -----  -----
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (404)  (462)
   Net unrealized gains on debt and equity securities available for sale    (367)  (338)
   Other                                                                      (5)    (1)
                                                                           -----  -----
Total deferred tax liabilities                                              (776)  (801)
                                                                           -----  -----
Net deferred tax asset before valuation allowance                            119     69
Valuation allowance                                                         (102)  (115)
                                                                           -----  -----
Net deferred tax asset (liability)                                         $  17  $ (46)
                                                                           =====  =====

The following table presents our tax losses and credit carryforwards on a tax return basis.

             December 31, 2016                   Tax    Expiration
             (in millions)                     Effected  Periods
             -----------------                 -------- ----------
             Foreign tax credit carryforwards    $52    2017-2024
             Business credit carryforwards        14    2027-2035
                                                 ---
             Total carryforwards                 $66
                                                 ===

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG Parent does not have state tax sharing agreements. AIG Parent has determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

..   the nature, frequency and severity of cumulative financial reporting losses in recent years;

..   the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

..   the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


.. prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

Estimates of future taxable income, including income generated from prudent and feasible actions and tax planning strategies, could change in the near term, perhaps materially, which may require us to consider any potential impact to our assessment of the recoverability of the deferred tax asset. Such potential impact could be material to our consolidated financial condition or results of operations for an individual reporting period.

At December 31, 2016, recent changes in market conditions, including interest rate fluctuations, impacted the unrealized tax losses in our available-for-sale portfolio, resulting in a decrease to the related deferred tax asset. The deferred tax asset relates to the unrealized losses for which the carryforward period has not yet begun, and as such, when assessing its recoverability, we consider our ability and intent to hold the underlying securities to recovery. As of December 31, 2016, based on all available evidence, we concluded that a valuation allowance should be established on a portion of the deferred tax asset related to unrealized losses that are not more-likely-than-not to be realized.

During 2016, we released $14 million of the valuation allowance to other comprehensive income. In 2015, we established $115 million of valuation allowance associated with unrealized tax losses, all of which was allocated to other comprehensive income.

Accounting For Uncertainty in Income Taxes

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                    Years Ended December 31,
                                                    ------------------------
(in millions)                                          2016        2015
-------------                                       ---------   -----------
Gross unrecognized tax benefits, beginning of year  $      34   $        28
   Increases in tax position for prior years               --             6
   Decreases in tax position for prior years              (15)           --
                                                    ---------   -----------
Gross unrecognized tax benefits, end of year        $      19   $        34
                                                    =========   ===========

At December 31, 2016 and 2015, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $19 million and $34 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2016 and 2015, we had accrued liabilities of $2 million and $6 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2016, 2015 and 2014, we recognized income of $4 million, expense of $1 million and income of less than $1 million, respectively, for interest (net of the federal benefit) and penalties.

We regularly evaluate proposed adjustments by taxing authorities. At
December 31, 2016, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the effect could be material to our consolidated results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

We are currently under IRS examination for the taxable years 2007 to 2010. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. Taxable years 2001 to 2016 remain subject to examination by major tax jurisdictions.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


18. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG is subject to regulation by the Board of Governors of the Federal Reserve System (the Federal Reserve) as a systemically important financial institution
(SIFI) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act. AIG is subject to regulation by the Federal Reserve as a savings and loan holding company.

On January 26, 2016, AIG announced several actions designed to create a leaner, more profitable and focused insurer. In the fourth quarter of 2016, AIG finalized its plan to reorganize its operating model into "modular," self-contained business units to enhance transparency and accountability. Additionally, AIG also introduced a Legacy Portfolio, which aims to maximize shareholder value, release capital related to certain run-off non-strategic assets and run-off insurance lines, and highlight progress on improving the return on equity of AIG's Core portfolio. AIG's Core Portfolio includes its Commercial Insurance and Consumer Insurance business, as well as Other Operations. Accordingly, AIG modified the presentation of its segment results in its 2016 Annual report on Form 10-K to reflect its new operating structure.

Additional information on AIG is publicly available in AIG Parent's regulatory filings with the U.S. Securities and Exchange Commission (SEC), which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Operating Agreements

Pursuant to service and cost allocation agreements, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. The amount incurred for such services was approximately $418 million in both 2016 and 2015 and $428 million in 2014.

American Home and National Union Guarantees

We have a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of the agreement, American Home has unconditionally and irrevocably guaranteed insurance policies we issued between March 3, 2003 and December 29, 2006. American Home's audited statutory financial statements are filed with the SEC in our registration statements for variable products we issued that are subject to the Guarantee.

Other

We purchase or sell securities, at fair market value, to or from our affiliates in the ordinary course of business.

On September 27, 2016, we purchased securities from our affiliate American General Life Insurance Company, at fair market value, for total cash consideration of $508 million.

During 2016 and 2015, we transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling $421 million and $74 million, respectively, as part of an initiative to improve asset-liability management in AIG's domestic life and property casualty insurance companies.

19. SUBSEQUENT EVENTS

We consider events or transactions that occur after the balance sheet date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

disclosures. We have evaluated subsequent events through April 24, 2017, the date the financial statements were issued.

During the first quarter of 2017, we purchased commercial mortgage loans at outstanding principal balance and private placement assets at fair market value from certain affiliated AIG domestic property casualty companies for $196 million and $219 million, respectively. We will true up the purchase price of the commercial mortgage loans to fair value based on underlying property appraisals and valuations when that information is available.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


      - Audited Financial Statements of The Variable Annuity Life Insurance Company Separate Account A for the year ended December 31, 2016.

      - Audited Consolidated Financial Statements of The Variable Annuity Life Insurance Company for the years ended December 31, 2016, 2015 and 2014.


(b)  Exhibits



(1)    (a)  Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at
            its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance
            Company Separate Account A................................................................... 1
       (b)  Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of
            Executive Committee of The Variable Annuity Life Insurance Company Board of Directors........ 2
(2)    Form of Custody Agreements........................................................................ Not Applicable
(3)    (a)  Amended and Restated Distribution Agreement between The Variable Annuity Life Insurance
            Company and American General Distributors dated January 1, 2002.............................. 4
       (b)  Amendment No.1 to Distribution Agreement dated April 30, 2015................................ 4
(4)    (a)  Variable Annuity Contract (V-803 (11/14)).................................................... 4
       (b)  Nursing Home Waiver Rider (VE-7036-RI (11/14))............................................... 4
       (c)  Return of Purchase Payment Optional Death Benefit Endorsement
            (VE-8022 (11/14))............................................................................ 4
       (d)  Maximum Anniversary Value Optional Death Benefit Endorsement
            (VE-8023 (11/14))............................................................................ 4
       (e)  Optional Guaranteed Living Benefit Endorsement (VE-6248 (11/14))............................. 4
       (f)  Premium Plus Endorsement (VE-6245 (11/14))................................................... 4
       (g)  Individual Retirement Annuity Endorsement (VE-6171 (11/14)).................................. 4
       (h)  Roth IRA Endorsement (VE-6172 (11/14))....................................................... 4
       (i)  SEP IRA Endorsement (VE-6173 (11/14))........................................................ 4
       (j)  Pension and Profit Sharing Plan Endorsement (VE-6067 (11/14))................................ 4
       (k)  State Deferred Compensation Plan Endorsement (VE-6066 (11/14))............................... 4
       (l)  Economic Growth and Tax Relief Reconciliation Act ("EGTRRA)
            (VE-6174 (11/14))............................................................................ 4
       (m)  Extended Legacy Program Guide................................................................ 4
       (n)  Optional Guaranteed Living Benefit Endorsement (VE-8036 (11/15))............................. 5
       (o)  Optional Guaranteed Living Benefit Endorsement (VE-6248 (12/15))............................. 6
       (p)  Optional Return of Purchase Payment Death Benefit Endorsement (VE-8022 (12/15)).............. Filed Herewith
       (q)  Optional Return of Purchase Payment Death Benefit Endorsement (VE-8022 (8/16))............... Filed Herewith
       (r)  Optional Maximum Anniversary Value Death Benefit Endorsement (VE-8023 (12/15))............... Filed Herewith
       (s)  Optional Maximum Anniversary Value Death Benefit Endorsement (VE-8023 (8/16))................ Filed Herewith
       (t)  Optional Guaranteed Living Benefit Endorsement Daily (VE-8036 (12/16))....................... Filed Herewith
(5)    Application for Contract
       (a)  Annuity Application (VA-579 (11/14))......................................................... 4
       (b)  Annuity Application (VA-579 (10/16))......................................................... 6
       (c)  Annuity Application (VA-579E (1/16))......................................................... 6
       (d)  Annuity Application (VA-579E (10/16))........................................................ 6
(6)    Corporate Documents of Depositor
       (a)  Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life
            Insurance Company, effective as of April 28, 1989............................................ 1
       (b)  Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The
            Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective
            March 28, 1990............................................................................... 1
       (c)  Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as
            amended through August 3, 2006............................................................... 3
(7)    Reinsurance Contract.............................................................................. Not Applicable





(8)      Material Contracts
         (a)  Anchor Series Trust Fund Participation Agreement......................................... 4
         (b)  SunAmerica Series Trust Fund Participation Agreement..................................... 4
         (c)  Lord Abbett Fund Participation Agreement................................................. 4
         (d)  American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
              Participation Agreement.................................................................. 4
         (e)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement........ 4
         (f)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement
              Addendum................................................................................. 4
         (g)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
              Agreement................................................................................ 4
         (h)  Seasons Series Trust Fund Participation Agreement........................................ 4
         (i)  Goldman Sachs Variable Insurance Trust Fund Participation Agreement...................... 6
(9)      Opinion of Counsel and Consent of Depositor................................................... 4
(10)     Consent....................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23..................................................... Not Applicable
(12)     Initial Capitalization Agreement.............................................................. Not Applicable
(13)     Other
         (a)  Power of Attorney -- The Variable Annuity Life Insurance Company Directors............... 5


--------
1 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
  45, File Nos. 033-75292 and 811-03240, filed on March 1, 1996, Accession No. 0000950129-96-000265.

2 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment
  No. 77, File Nos. 033-75292 and 811-03240, filed on April 30, 2003,
  Accession No. 0000899243-03-000987.

3 Incorporated by reference to Initial Registration Statement, File Nos.
  333-137942 and 811-03240, filed on October 11, 2006, Accession No.
  0001193125-06-206012.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession
  No. 0001193125-15-149785.

5 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  222, File Nos. 333-201800 and 811-03240, filed on April 29, 2016, Accession
  No. 0001193125-16-568272.

6 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment
  233, File Nos. 333-201800 and 811-03240 filed on December 15, 2016,
  Accession No. 0001193125-16-794260.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.


NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(3)                                  Director, Chairman of the Board, Chief Executive Officer, and
                                                   President
Axel P. Andre                                      Director, Senior Vice President and Chief Risk Officer
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Elias F. Habayeb(2)                                Director
Deborah A. Gero(3)                                 Director, Senior Vice President and Chief Investment Officer
Jana W. Greer(1)                                   Director and President, Group Retirement
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Glenn R. Harris                                    Executive Vice President
Robert J. Scheinerman                              Executive Vice President
Eric Levy                                          Executive Vice President
Don W. Cummings(2)                                 Senior Vice President and Controller
William C. Kolbert(5)                              Senior Vice President and Business Information Officer
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
Sabyasachi Ray(3)                                  Senior Vice President and Chief Operations Officer
Christine A. Nixon(1)                              Senior Vice President and General Counsel
Yoav Tamir(1)                                      Senior Vice President, Market Risk Management
Sarah J. VanBeck                                   Senior Vice President and Life Controller
Timothy L. Gladura                                 Vice President
Marla S. Campagna(3)                               Vice President
Julie Cotton Hearne                                Vice President and Secretary
Manda Ghaferi(1)                                   Vice President
Tracey E. Harris                                   Vice President, Product Filing
Keith C. Honig(3)                                  Vice President
Frank Kophamel                                     Vice President and Appointed Actuary
Mallary L. Reznik(1)                               Vice President and Assistant Secretary
T. Clay Spires                                     Vice President and Tax Officer
Daniel R. Cricks                                   Vice President and Tax Officer
Josephine B. Lowman                                Vice President and Tax Officer
Justin J.W. Caulfield(2)                           Vice President and Treasurer
Melissa H. Cozart                                  Privacy Officer
Becky L. Strom                                     Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart                                    Vice President and Assistant Life Controller
Jennifer A. Roth(1)                                Vice President, 38a-1 Compliance Officer
Rosemary Foster                                    Assistant Secretary
Michael Plotkin(6)                                 Assistant Tax Officer
Virginia N. Puzon(1)                               Assistant Secretary
Laszio Kulin(4)                                    Investment Tax Officer
Alireza Vaseghi(4)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets

--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367

(2)   175 Water Street, New York, NY 10038

(3)   777 S. Figueroa Street, Los Angeles, CA 90017

(4)   80 Pine Street, New York, NY 10005

(5)   50 Danbury Road, Wilton, CT 06897

(6)   2000 American General Way, Brentwood, TN 37027


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of The Variable Annuity Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0000005272-17-000017, filed on February 23, 2017. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 30, 2017, the number of Polaris Platinum Elite contracts funded by The Variable Annuity Life Insurance Company Separate Account A was 1,371, of which 1,174 were qualified contracts and 197 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:


     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A

     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                                          POSITION
------------------------------ ------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Vice President, Chief Financial Officer, Chief Operation Officer,
                               Controller and Treasurer
   Rebecca Snider(2)           Chief Compliance Officer
   John T. Genoy(1)            Vice President
   Mallary L. Reznik           Vice President
   Christine A. Nixon          Secretary
   Julie A. Cotton Hearne(2)   Assistant Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary
   Thomas Clayton Spires(2)    Vice President, Tax Officer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities

     --------

      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.


     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The Variable Annuity Life Insurance Company at its principal executive office located at 2929 Allen Parkway, Houston, Texas 77019.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 24th day of April, 2017.



                                       THE VARIABLE ANNUITY LIFE INSURANCE
                                       COMPANY SEPARATE ACCOUNT A
                                       (Registrant)


                                       BY: THE VARIABLE ANNUITY LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)


                                       BY: /s/  SARAH J. VANBECK
                                          -------------------------------------
                                          SARAH J. VANBECK
                                          SENIOR VICE PRESIDENT AND LIFE
CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                        Director, Chairman of the Board, Chief Executive      April 24, 2017
------------------------------                      Officer, and President
KEVIN T. HOGAN

                                        Director, Senior Vice President and Chief Risk
------------------------------                              Officer
AXEL P. ANDRE

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 24, 2017
------------------------------                         Financial Officer
THOMAS J. DIEMER

*DEBORAH A. GERO                     Director, Senior Vice President and Chief Investment    April 24, 2017
------------------------------                              Officer
DEBORAH A. GERO

*JANA W. GREER                             Director and President, Group Retirement          April 24, 2017
------------------------------
JANA W. GREER

*ELIAS F. HABAYEB                                          Director                          April 24, 2017
------------------------------
ELIAS F. HABAYEB

*MICHAEL P. HARWOOD                   Director, Senior Vice President, Chief Actuary and     April 24, 2017
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                         Director, Senior Vice President and Chief         April 24, 2017
------------------------------                       Distribution Officer
STEPHEN A. MAGINN

*DON W. CUMMINGS                             Senior Vice President and Controller            April 24, 2017
------------------------------
DON W. CUMMINGS

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 24, 2017
------------------------------
*MANDA GHAFERI




                                 EXHIBIT INDEX




 EXHIBIT NO.                              DESCRIPTION
-------------   --------------------------------------------------------------
(4) (p)         Optional Return of Purchase Payment Death Benefit Endorsement
(4) (q)         Optional Return of Purchase Payment Death Benefit Endorsement
(4) (r)         Optional Maximum Anniversary Value Death Benefit Endorsement
(4) (s)         Optional Maximum Anniversary Value Death Benefit Endorsement
(4) (t)         Optional Guaranteed Living Benefit Endorsement Daily
(10)            Consent